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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02729

Short-Term Investments Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/18

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	February 28, 2018
Cash Management Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio
Effective December 15, 2017, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio were renamed Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
26	Financial Statements
31	Notes to Financial Statements
43	Financial Highlights
44	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2018, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Cash Management Class data as of 2/28/18
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End
Invesco Liquid Assets[1]	10 - 37 days	18 days	67 days	$14.1 million
Invesco STIC Prime[1]	11 - 19 days	11 days	12 days	1.1 million
Invesco Treasury[2]	10 - 31 days	30 days	84 days	469.5 million
Invesco Government & Agency[2]	16 - 25 days	23 days	106 days	265.5 million
Invesco Treasury Obligations[2]	33 - 51 days	36 days	103 days	1.6 million
Invesco Tax-Free Cash Reserve[3]	16 - 31 days	16 days	16 days	24.1 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 28, 2018. As always, we thank you for investing with us. By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

    The US Federal Reserve (the Fed) raised interest rates by 0.25% in December 2017, bringing the key fed funds target rate to a range of 1.25% to 1.50% as of February 28, 2018.[1] The December increase was the latest in a series of interest rate increases the Fed implemented in response to a moderately expanding US economy and relatively benign inflation levels. These increases benefited money market investors. At the close of the reporting period, additional Fed rate increases were widely expected later in 2018 – potentially faster than previously expected.

Most major central banks around the world continued to maintain interest rates at, near or below zero in an effort to spur economic growth and inflation.

    In early February, Jerome Powell assumed the chairmanship of the Fed. Powell, a member of the Fed’s board of governors since 2012, is largely expected to stay the course with regard to monetary policy as he largely voted in line with former Fed Chair Janet Yellen during her years leading the Fed.

    Invesco Global Liquidity is part of Invesco Ltd., one of the world’s largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our vision is grounded in our rigorous investment philosophy, high-quality products and tradition of excellent client service. Our unrelenting focus on preservation of capital, daily liquidity and competitive yield is implemented through repeatable, time-tested processes.

    Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1	Source: US Federal Reserve

3	Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–44.78%(a)
Asset-Backed Securities — Fully Supported–5.91%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.76%	04/03/2018	$75,000	$74,878,028
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.83%	04/23/2018	20,000	19,943,090
Kells Funding LLC (CEP–FMS Wertmanagement)(c)	1.42%	03/01/2018	2,500	2,499,899
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.21%)(b)(c)(d)	1.80%	05/21/2018	5,000	5,002,088
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.81%	03/15/2018	50,000	49,967,815
				152,290,920

Asset-Backed Securities — Fully Supported Bank–14.81%
Anglesea Funding LLC (Multi–CEP’s) (1 mo. USD LIBOR + 0.27%)(c)(d)	1.85%	06/29/2018	25,000	25,000,323
Anglesea Funding LLC (Multi–CEP’s) (1 mo. USD LIBOR + 0.27%)(b)(c)(d)	1.85%	06/04/2018	60,000	60,000,702
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(c)	1.81%	03/20/2018	50,000	49,956,610
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	1.93%	06/14/2018	70,000	69,560,778
Ebury Finance LLC (Multi–CEP’s)(b)(c)	1.45%	03/01/2018	30,000	29,998,758
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	1.84%	03/22/2018	30,000	29,970,648
Halkin Finance LLC (Multi–CEP’s)(b)(c)	1.45%	03/01/2018	40,000	39,998,344
Institutional Secured Funding LLC (Multi–CEP’s)(b)(c)	1.54%	03/06/2018	55,000	54,986,151
Mountcliff Funding LLC (Multi–CEP’s)(b)(c)	1.71%	03/05/2018	22,000	21,995,395
				381,467,709

Asset-Backed Securities — Multi-Purpose–3.29%
CRC Funding, LLC(b)	1.81%	05/11/2018	5,000	4,980,750
Nieuw Amsterdam Receivables Corp.(b)(c)	1.82%	05/09/2018	35,000	34,865,590
Nieuw Amsterdam Receivables Corp.(b)(c)	1.83%	04/11/2018	45,000	44,904,186
				84,750,526

Consumer Finance–0.10%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.78%	05/04/2018	2,500	2,501,075

Diversified Banks–11.71%
Bank of Nova Scotia(b)(c)	1.81%	04/02/2018	50,000	49,926,115
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.22%)(b)(c)(d)	1.80%	12/07/2018	50,000	49,989,035
DBS Bank Ltd.(b)(c)	2.01%	05/21/2018	45,000	44,796,744
First Abu Dhabi Bank PJSC(b)(c)	1.50%	03/02/2018	60,000	59,995,032
J.P. Morgan Securities LLC	1.88%	06/01/2018	5,000	4,973,043
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	1.74%	05/18/2018	12,000	12,003,536
Toronto-Dominion Bank (The)(b)(c)	1.76%	03/22/2018	50,000	49,952,580
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	1.88%	11/30/2018	30,000	29,995,050
				301,631,135

Diversified Capital Markets–2.33%
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	1.91%	01/02/2019	30,000	30,016,650
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	1.91%	12/28/2018	30,000	30,016,506
				60,033,156

Other Diversified Financial Services–0.30%
ABN AMRO Funding USA LLC(b)(c)	1.54%	03/06/2018	7,625	7,623,043

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–2.46%
Banque et Caisse d’Epargne de l’Etat(c)	1.86%	06/01/2018	$33,750	$33,583,211
Banque et Caisse d’Epargne de l’Etat(c)	1.87%	06/11/2018	30,000	29,833,482
				63,416,693

Specialized Finance–3.87%
Caisse des Depots et Consignations(b)(c)	1.81%	03/01/2018	50,000	49,998,100
Nederlandse Waterschapsbank N.V.(b)(c)	1.78%	05/02/2018	50,000	49,841,275
				99,839,375
Total Commercial Paper (Cost $1,153,614,060)				1,153,553,632

Certificates of Deposit–24.16%
Bank of Montreal(c)	1.75%	03/20/2018	20,000	20,001,246
Bank of Montreal (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	12/07/2018	25,000	24,996,848
Bank of Nova Scotia (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	12/11/2018	50,000	49,993,910
China Construction Bank Corp.(c)	1.77%	03/08/2018	25,000	25,000,750
China Construction Bank Corp.(c)	1.77%	03/09/2018	20,000	20,000,648
China Construction Bank Corp.(c)	1.82%	03/26/2018	45,000	45,002,560
KBC Bank N.V. (Belgium)(c)	1.80%	03/06/2018	25,000	24,993,168
KBC Bank N.V. (Belgium)(c)	1.80%	04/19/2018	25,000	24,999,181
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.85%	05/30/2018	20,000	20,007,510
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.22%)(c)(d)	1.79%	06/01/2018	7,500	7,503,342
Mizuho Bank, Ltd.(c)	1.40%	03/01/2018	85,000	85,000,000
Mizuho Bank, Ltd.(c)	1.45%	03/06/2018	35,000	34,999,772
Royal Bank of Canada (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	12/07/2018	50,000	49,992,785
Sumitomo Mitsui Trust Bank Ltd.(c)	1.43%	03/02/2018	70,000	70,000,021
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.24%)(d)	1.82%	12/05/2018	50,000	49,999,640
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.25%)(d)	1.83%	01/04/2019	10,000	9,999,706
Wells Fargo Bank, N.A. (3 mo. USD LIBOR + 0.15%)(d)	1.89%	01/18/2019	10,000	10,017,386
Westpac Banking Corp. (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	01/08/2019	50,000	49,988,630
Total Certificates of Deposit (Cost $622,494,088)				622,497,103

Variable Rate Demand Notes–5.17%(e)
Credit Enhanced–5.17%
Blair (County of), Pennsylvania IDA (Altoona-Blair County Development Corp.); Series 2008, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	1.50%	10/01/2028	8,625	8,625,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	1.50%	11/01/2030	2,220	2,220,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	1.70%	04/01/2047	9,500	9,499,999
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	1.51%	05/01/2037	2,900	2,900,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016, VRD RB (LOC–Bank of China Ltd.)(f)	1.52%	05/01/2050	11,035	11,035,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2017 A, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	05/01/2050	15,000	15,000,000
New York (State of) Housing Finance Agency (572 11th Ave.); Series 2017 A, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	11/01/2049	20,500	20,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	1.75%	11/01/2049	5,000	5,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	11/01/2049	5,340	5,340,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016 B-2, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	11/01/2049	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	1.65%	07/01/2040	$1,660	$1,660,000
University of Texas System Board of Regents; Series 2016 G-1, VRD Financing System RB	1.50%	08/01/2045	50,000	50,000,000
Total Variable Rate Demand Notes (Cost $133,279,999)				133,279,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–74.11% (Cost $1,909,388,147)				1,909,330,734

			Repurchase Amount
Repurchase Agreements–25.98%(g)
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $9,000,380 (collateralized by a U.S. Treasury obligation and a foreign corporate obligation valued at $9,180,070; 1.25%-1.75%; 07/26/2019-12/31/2020)(c)	1.52%	03/01/2018	9,000,380	9,000,000
BMO Capital Markets Corp., agreement dated 02/28/2018, maturing value of $45,001,900 (collateralized by U.S. government sponsored agency obligations and domestic and foreign corporate obligations valued at $47,566,190; 0%-9.70%; 04/17/2018-07/22/2028)(c)	1.52%	03/01/2018	45,001,900	45,000,000
BMO Capital Markets Corp., term agreement dated 01/03/2018, maturing value of $30,080,317 (collateralized by domestic and foreign corporate obligations valued at $32,093,218; 1.45%-10.00%; 05/14/2018-12/15/2032)(c)(h)	1.58%	03/05/2018	30,080,317	30,000,000
Citigroup Global Markets, Inc., joint open agreement dated 12/21/2017 (collateralized by U.S. Treasury obligations, domestic and foreign agency mortgage-backed securities and a foreign corporate obligation valued at $100,980,182; 1.63%-8.50%; 11/30/2020-12/25/2035)(i)	2.48%	—	—	56,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2018, aggregate maturing value of $247,009,400 (collateralized by U.S. Treasury obligations valued at $251,940,215; 1.63%; 05/15/2026)	1.37%	03/01/2018	37,892,137	37,890,695
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $20,006,300 (collateralized by domestic agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $21,751,458; 0.24%-7.07%; 02/10/2022- 09/25/2043)(c)(h)	1.62%	03/06/2018	15,004,725	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $55,016,469 (collateralized by domestic commercial paper and domestic agency mortgage-backed securities valued at $57,756,717; 0.06%-2.14%; 03/08/2018-10/15/2039)(c)(h)	1.54%	03/06/2018	15,004,492	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $75,022,896 (collateralized by a domestic agency mortgage-backed security, a domestic commercial paper and domestic non-agency asset-backed securities valued at $80,707,397; 0.31%-7.07%; 08/17/2018-05/25/2037)(c)(h)	1.57%	03/06/2018	35,010,685	35,000,000
ING Financial Markets, LLC, agreement dated 02/28/2018, maturing value of $46,002,070 (collateralized by domestic and foreign corporate obligations valued at $50,600,437; 2.95%-9.88%; 03/01/2019-03/01/2097)(c)	1.62%	03/01/2018	46,002,070	46,000,000
J.P. Morgan Securities LLC, open agreement dated 12/05/2017 (collateralized by domestic agency mortgage-backed securities valued at $33,000,121; 0%-7.00%; 03/25/2035-10/15/2048)(i)	2.14%	—	—	25,000,000
RBC Capital Markets LLC, agreement dated 02/28/2018, maturing value of $60,002,533 (collateralized by domestic and foreign corporate obligations valued at $63,000,279; 0%-6.15%; 04/30/2018-11/15/2048)(c)	1.52%	03/01/2018	60,002,533	60,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	250,009,653	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2018, maturing value of $35,001,478 (collateralized by foreign corporate obligations valued at $35,700,903; 1.75%-2.13%; 01/18/2022-09/14/2022)	1.52%	03/01/2018	35,001,478	35,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint term agreement dated 01/05/2018, aggregate maturing value of $20,072,334 (collateralized by domestic non-agency mortgage-backed securities and domestic corporate obligations valued at $20,598,104; 0%-3.00%; 05/16/2019-05/15/2027)	2.10%	03/08/2018	$10,036,167	$10,000,000
Total Repurchase Agreements (Cost $669,390,695)				669,390,695
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.09% (Cost $2,578,778,842)				2,578,721,429
OTHER ASSETS LESS LIABILITIES–(0.09)%				(2,415,006)
NET ASSETS–100.00%				$2,576,306,423

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
RB	– Revenue Bonds
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $945,145,210, which represented 36.69% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 16.3%; Netherlands: 12.6%; France: 10.2%; Japan: 10.1%; other countries less than 5% each: 24.4%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	46.4%
8-30	11.6
31-60	8.3
61-90	6.9
91-180	11.9
181+	14.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–42.22%(a)
Asset-Backed Securities — Fully Supported–2.91%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.60%	03/01/2018	$10,000	$9,999,595
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.74%	04/02/2018	2,250	2,246,376
				12,245,971

Asset-Backed Securities — Fully Supported Bank–21.55%
Albion Capital LLC (CEP–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(c)	1.96%	04/23/2018	5,000	4,987,108
Anglesea Funding (Multi–CEP’s)(b)(c)	1.66%	03/01/2018	15,000	14,999,395
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(c)	1.77%	04/12/2018	5,000	4,989,548
Concord Minutemen Capital Co., LLC (Multi–CEP’s)(b)(c)	1.55%	03/01/2018	5,000	4,999,793
Ebury Finance LLC (Multi–CEP’s)(b)(c)	1.45%	03/01/2018	12,000	11,999,503
Gotham Funding Corp. (CEP–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(b)(c)	1.69%	04/03/2018	10,000	9,983,859
Institutional Secured Funding LLC (Multi–CEP’s)(b)(c)	1.54%	03/06/2018	5,000	4,998,741
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	1.73%	04/03/2018	7,000	6,988,748
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(c)	1.65%	03/01/2018	6,270	6,269,726
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(c)	1.68%	03/01/2018	2,500	2,499,891
Mountcliff Funding LLC (Multi–CEP’s)(b)(c)	1.71%	03/05/2018	8,000	7,998,326
Nieuw Amsterdam Receivables Corp. (CEP–Cooperatieve Rabobank UA)(b)(c)	1.63%	03/21/2018	10,000	9,990,544
				90,705,182

Asset-Backed Securities — Multi-Purpose–3.84%
CAFCO, LLC(b)	1.72%	04/09/2018	10,000	9,981,311
CHARTA, LLC(b)	1.71%	04/02/2018	2,100	2,096,730
CHARTA, LLC(b)	1.73%	04/02/2018	1,500	1,497,664
Versailles Commercial Paper LLC(b)	1.90%	04/11/2018	2,600	2,594,573
				16,170,278

Diversified Banks–5.84%
First Abu Dhabi Bank PJSC(b)(c)	1.50%	03/02/2018	10,000	9,999,172
NRW Bank(b)(c)	1.87%	04/23/2018	6,385	6,368,038
Societe Generale S.A.(b)(c)	1.63%	03/05/2018	5,225	5,223,900
Standard Chartered Bank(b)(c)	1.75%	03/23/2018	3,000	2,996,994
				24,588,104

Other Diversified Financial Services–0.48%
ABN AMRO Funding USA LLC(b)(c)	1.65%	03/08/2018	2,000	1,999,311

Regional Banks–4.75%
Danske Corp.(b)(c)	1.65%	03/13/2018	15,000	14,991,577
Landesbank Hessen-Thueringen Girozentrale(b)(c)	1.63%	03/20/2018	5,000	4,995,659
				19,987,236

Specialized Finance–2.85%
CDP Financial Inc.(b)(c)	1.60%	03/08/2018	2,000	1,999,342
Nederlandse Waterschapsbank N.V.(b)(c)	1.71%	04/06/2018	10,000	9,982,589
				11,981,931
Total Commercial Paper (Cost $177,681,262)				177,678,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–14.61%
BMO Harris Bank N.A.(c)	1.68%	03/19/2018	$10,000	$9,999,884
China Construction Bank Corp.(c)	1.77%	03/09/2018	5,000	5,000,162
China Construction Bank Corp.(c)	1.82%	03/26/2018	8,000	8,000,455
Mizuho Bank, Ltd.(c)	1.40%	03/01/2018	14,000	14,000,000
Mizuho Bank, Ltd.(c)	1.45%	03/06/2018	5,000	4,999,968
Norinchukin Bank (The)(c)	1.50%	04/09/2018	9,500	9,497,661
Oversea-Chinese Banking Corp. Ltd.(c)	1.64%	03/19/2018	10,000	10,000,058
Total Certificates of Deposit (Cost $61,496,512)				61,498,188

Variable Rate Demand Notes–12.07%(d)
Credit Enhanced–12.07%
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	1.50%	11/01/2030	2,485	2,485,000
Jets Stadium Development, LLC; Series 2007 A-4C, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(e)	1.60%	04/01/2047	8,000	8,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(e)	1.51%	05/01/2037	3,605	3,605,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(e)	1.57%	01/01/2033	5,115	5,115,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(e)	1.75%	11/01/2049	13,000	13,000,001
Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(e)	1.65%	11/01/2049	2,910	2,910,000
University of Texas System Board of Regents; Subseries 2016 G-1, VRD Financing System RB	1.50%	08/01/2045	10,000	10,000,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC–Wells Fargo Bank, N.A.)(b)(e)	1.60%	01/01/2033	5,700	5,700,000
Total Variable Rate Demand Notes (Cost $50,815,001)				50,815,001
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–68.90% (Cost $289,992,775)				289,991,202

			Repurchase Amount
Repurchase Agreements–31.16%(f)
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $15,000,633 (collateralized by a U.S. Treasury obligation and a foreign corporate obligation valued at $15,300,033; 1.25%-1.75%; 07/26/2019-12/31/2020)(c)	1.52%	03/01/2018	15,000,633	15,000,000
BMO Capital Markets Corp., agreement dated 02/28/2018, maturing value of $9,000,380 (collateralized by U.S. government sponsored agency obligations and domestic and foreign corporate obligations valued at $9,594,527; 0%-9.70%; 04/17/2018-12/15/2032)(c)	1.52%	03/01/2018	9,000,380	9,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2018, maturing value of $10,000,000 (collateralized by domestic commercial paper valued at $10,500,311; 1.41%-2.14%; 03/02/2018-09/10/2018)(c)(g)	1.97%	04/04/2018	10,000,000	10,000,000
ING Financial Markets, LLC, agreement dated 02/28/2018, maturing value of $20,000,900 (collateralized by domestic corporate obligations valued at $22,001,059; 2.95%-10.75%; 03/01/2019-01/15/2043)(c)	1.62%	03/01/2018	20,000,900	20,000,000
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,751,633; 0%-7.63%; 05/01/2020)(h)	1.62%	—	—	15,000,000
RBC Capital Markets LLC, agreement dated 02/28/2018, maturing value of $20,000,844 (collateralized by domestic and foreign corporate obligations valued at $21,000,837; 0%-8.10%; 10/18/2019-01/10/2047)(c)	1.52%	03/01/2018	20,000,844	20,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	32,159,565	32,158,323
Wells Fargo Securities, LLC, agreement dated 02/28/2018, maturing value of $10,000,422 (collateralized by a foreign corporate obligation valued at $10,200,092; 2.13%; 01/18/2022)	1.52%	03/01/2018	10,000,422	10,000,000
Total Repurchase Agreements (Cost $131,158,323)				131,158,323
TOTAL INVESTMENTS IN SECURITIES(i)(j)–100.06% (Cost $421,151,098)				421,149,525
OTHER ASSETS LESS LIABILITIES–(0.06)%				(267,773)
NET ASSETS–100.00%				$420,881,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Invesco STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
LOC	– Letter of Credit
RB	– Revenue Bonds
RN	– Revenue Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $186,516,357, which represented 44.32% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.7%; Japan: 13.9%; Canada: 13.3%; France: 8.1%; China: 5.9%; other countries less than 5% each: 16.5%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	64.1%
8-30	16.6
31-60	19.3
61-90	—
91-180	—
181+	—

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–51.04%
U.S. Treasury Bills–35.60%(a)
U.S. Treasury Bills	1.38%	03/15/2018	$640,000	$639,657,351
U.S. Treasury Bills	1.39%	03/15/2018	65,000	64,964,990
U.S. Treasury Bills	1.35%	03/22/2018	150,000	149,881,787
U.S. Treasury Bills	1.36%	03/22/2018	850,000	849,325,295
U.S. Treasury Bills	1.52%	03/29/2018	1,030,000	1,028,802,337
U.S. Treasury Bills	1.46%	04/05/2018	378,000	377,466,696
U.S. Treasury Bills	1.43%	04/12/2018	40,000	39,933,500
U.S. Treasury Bills	1.44%	04/12/2018	385,000	384,357,692
U.S. Treasury Bills	1.46%	04/19/2018	190,000	189,624,238
U.S. Treasury Bills	1.43%	04/26/2018	250,000	249,446,610
U.S. Treasury Bills	1.44%	04/26/2018	170,000	169,621,845
U.S. Treasury Bills	1.44%	05/03/2018	425,000	423,936,351
U.S. Treasury Bills	1.64%	05/24/2018	335,000	333,721,974
U.S. Treasury Bills	1.67%	05/31/2018	1,015,000	1,010,790,939
U.S. Treasury Bills	1.54%	06/28/2018	72,660	72,292,522
U.S. Treasury Bills	1.59%	07/12/2018	600,000	596,500,991
U.S. Treasury Bills	1.60%	07/19/2018	250,000	248,452,223
U.S. Treasury Bills	1.61%	07/19/2018	625,000	621,112,083
U.S. Treasury Bills	1.63%	07/26/2018	480,000	476,834,601
U.S. Treasury Bills	1.64%	08/02/2018	500,000	496,523,877
U.S. Treasury Bills	1.86%	08/30/2018	530,000	525,118,986
U.S. Treasury Bills	1.87%	08/30/2018	500,000	495,374,166
				9,443,741,054

U.S. Treasury Notes–15.44%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.83%	07/31/2018	429,240	429,239,586
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.82%	10/31/2018	695,000	694,946,742
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.79%	01/31/2019	550,000	550,115,929
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.72%	04/30/2019	1,282,000	1,282,077,118
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.71%	07/31/2019	800,000	799,996,787
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	1.70%	10/31/2019	340,000	340,072,832
				4,096,448,994
Total U.S. Treasury Securities (Cost $13,540,190,048)				13,540,190,048
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–51.04% (Cost $13,540,190,048)				13,540,190,048

			Repurchase Amount
Repurchase Agreements–60.59%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2018, maturing value of $800,030,222 (collateralized by U.S. Treasury obligations valued at $816,000,089; 1.00%-3.13%; 08/31/2018-05/15/2047)	1.36%	03/01/2018	800,030,222	800,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Montreal, joint term agreement dated 02/08/2018, aggregate maturing value of $500,656,250 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0%-3.75%; 03/15/2018-11/15/2047)(d)	1.35%	03/15/2018	$220,288,750	$220,000,000
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $1,250,047,222 (collateralized by U.S. Treasury obligations valued at $1,275,000,002; 0.13%-6.88%; 03/15/2018-05/15/2046)	1.36%	03/01/2018	1,250,047,222	1,250,000,000
CIBC World Markets Corp., agreement dated 02/28/2018, maturing value of $1,000,037,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,109; 1.38%-4.63%; 04/30/2020-11/15/2046)	1.36%	03/01/2018	1,000,037,778	1,000,000,000
Citigroup Global Markets, Inc., term agreement dated 02/22/2018, maturing value of $500,129,306 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%-4.25%; 05/15/2018-11/15/2047)(d)	1.33%	03/01/2018	500,129,306	500,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 02/23/2018, maturing value of $400,105,000 (collateralized by U.S. Treasury obligations valued at $408,000,089; 0.75%-3.13%; 10/31/2018-08/15/2044)(d)	1.35%	03/02/2018	400,105,000	400,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 02/27/2018, maturing value of $500,131,250 (collateralized by U.S. Treasury Obligations valued at $510,000,022; 0%-2.50%; 05/31/2018-01/31/2025)(d)	1.35%	03/06/2018	500,131,250	500,000,000
DNB Bank ASA, agreement dated 02/28/2018, maturing value of $1,100,041,861 (collateralized by U.S. Treasury obligations valued at $1,122,000,043; 1.50%-2.50%; 08/31/2018-11/15/2024)	1.37%	03/01/2018	1,100,041,861	1,100,000,000
Fixed Income Clearing Corp. — Bank of New York Mellon (The), agreement dated 02/28/2018, maturing value of $400,015,222 (collateralized by U.S. Treasury obligations valued at $408,000,094; 1.38%-2.25%; 06/30/2023-05/15/2025)	1.37%	03/01/2018	400,015,222	400,000,000
HSBC Securities (USA) Inc., term agreement dated 02/27/2018, maturing value of $400,105,000 (collateralized by U.S. Treasury Obligations valued at $408,003,950; 0.13%; 04/15/2020-04/15/2021)(d)	1.35%	03/06/2018	400,105,000	400,000,000
ING Financial Markets, LLC, term agreement dated 02/23/2018, maturing value of $100,026,056 (collateralized by U.S. Treasury obligations valued at $102,000,037; 0.50%-4.38%; 06/30/2019-11/15/2047)(d)	1.34%	03/02/2018	100,026,056	100,000,000
J.P. Morgan Securities LLC, agreement dated 02/28/2018, maturing value of $250,009,444 (collateralized by U.S. Treasury obligations valued at $255,003,742; 1.50%-2.00%; 05/31/2020-02/15/2022)	1.36%	03/01/2018	250,009,444	250,000,000
Lloyds Bank PLC, joint term agreement dated 01/17/2018, aggregate maturing value of $501,286,250 (collateralized by U.S. Treasury obligations valued at $506,502,144; 1.00%-7.63%; 11/30/2019-02/15/2026)	1.47%	03/22/2018	210,540,225	210,000,000
Lloyds Bank PLC, joint term agreement dated 02/23/2018, aggregate maturing value of $500,575,556 (collateralized by U.S. Treasury obligations valued at $509,956,295; 0.88%-7.50%; 07/15/2018-11/15/2024)	1.48%	03/26/2018	205,235,978	205,000,000
Lloyds Bank PLC, term agreement dated 02/16/2018, maturing value of $250,287,778 (collateralized by U.S. Treasury obligations valued at $255,090,769; 1.50%-2.13%; 05/31/2020-11/15/2022)	1.48%	03/20/2018	250,287,778	250,000,000
Lloyds Bank PLC, term agreement dated 02/20/2018, maturing value of $300,357,667 (collateralized by U.S. Treasury obligations valued at $305,996,254; 1.75%-2.63%; 10/31/2020-08/15/2025)	1.48%	03/22/2018	300,357,667	300,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 02/28/2018, maturing value of $150,005,708 (collateralized by a U.S. Treasury obligation valued at $153,000,074; 1.63%; 11/15/2022)	1.37%	03/01/2018	150,005,708	150,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/28/2018, aggregate maturing value of $1,200,334,267 (collateralized by U.S. Treasury obligations valued at $1,233,979,365; 0%-4.50%; 03/29/2018-02/15/2043)(d)	1.39%	03/07/2018	510,139,930	510,002,087
Mitsubishi UFJ Trust and Banking Corp., joint term agreement dated 02/28/2018, aggregate maturing value of $2,308,440,738 (collateralized by U.S. Treasury obligations valued at $2,358,620,162; 1.63%-2.25%; 08/31/2022-02/15/2027)(d)	1.40%	03/07/2018	941,818,814	941,562,500
National Australia Bank Ltd., joint term agreement dated 02/27/2018, aggregate maturing value of $500,133,194 (collateralized by U.S. Treasury obligations valued at $509,532,574; 0.13%-2.13%; 04/15/2019-11/30/2023)(d)	1.37%	03/06/2018	250,066,597	250,000,000
Natixis, agreement dated 02/28/2018, maturing value of $750,028,333 (collateralized by U.S. Treasury obligations valued at $765,000,038; 0%—8.50%; 04/15/2018—08/15/2047)	1.36%	03/01/2018	750,028,333	750,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Natixis, term agreement dated 02/23/2018, maturing value of $500,130,278 (collateralized by U.S. Treasury obligations valued at $510,000,040; 0%-8.75%; 04/15/2018-08/15/2047)(d)	1.34%	03/02/2018	$500,130,278	$500,000,000
Natixis, term agreement dated 02/28/2018, maturing value of $750,201,250 (collateralized by U.S. Treasury obligations valued at $765,000,007; 0.13%-8.75%; 05/31/2018-05/15/2045)(d)	1.38%	03/07/2018	750,201,250	750,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2018, maturing value of $313,663,122 (collateralized by U.S. Treasury obligations valued at $321,638,491; 0%-2.50%; 11/15/2025-02/15/2045)	1.42%	03/01/2018	313,663,122	313,650,750
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2018, maturing value of $113,191,965 (collateralized by U.S. Treasury obligations valued at $116,584,000; 0%; 08/15/2033-02/15/2045)	1.42%	03/01/2018	113,191,965	113,187,500
Royal Bank of Canada, agreement dated 02/28/2018, maturing value of $50,001,889 (collateralized by a U.S. Treasury obligation valued at $51,000,055; 1.13%; 02/28/2021)	1.36%	03/01/2018	50,001,889	50,000,000
Royal Bank of Canada, term agreement dated 02/09/2018, maturing value of $751,161,667 (collateralized by U.S. Treasury obligations valued at $765,000,045; 0.13%-7.63%; 04/15/2019-05/15/2046)(d)	1.36%	03/22/2018	751,161,667	750,000,000
Societe Generale, open agreement dated 04/27/2017 (collateralized by U.S. Treasury Obligations valued at $1,020,000,025; 0%-7.63%; 03/29/2018-02/15/2048)(e)	1.32%	—	—	1,000,000,000
Societe Generale, term agreement dated 01/19/2018, maturing value of $200,482,222 (collateralized by U.S. Treasury obligations valued at $204,000,031; 0%-3.13%; 07/12/2018-02/15/2048)	1.40%	03/22/2018	200,482,222	200,000,000
Societe Generale, term agreement dated 02/22/2018, maturing value of $100,026,444 (collateralized by U.S. Treasury obligations valued at $102,000,096; 0%-7.63%; 03/29/2018-05/15/2047)(d)	1.36%	03/01/2018	100,026,444	100,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $1,000,038,056 (collateralized by U.S. Treasury obligations valued at $1,020,099,558; 3.63%; 02/15/2020)	1.37%	03/01/2018	546,072,192	546,051,411
TD Securities (USA) LLC, agreement dated 02/28/2018, maturing value of $500,018,750 (collateralized by U.S. Treasury obligations valued at $510,000,055; 0%-4.75%; 03/01/2018-08/15/2047)	1.35%	03/01/2018	500,018,750	500,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2018, maturing value of $565,021,188 (collateralized by U.S. Treasury obligations valued at $576,300,016; 0%-2.75%; 06/28/2018-02/28/2025)	1.35%	03/01/2018	565,021,188	565,000,000
Wells Fargo Securities, LLC, term agreement dated 02/23/2018, maturing value of $200,052,111 (collateralized by U.S. Treasury obligations valued at $204,000,092; 0.13%-9.13%; 05/15/2018-05/15/2044)(d)	1.34%	03/02/2018	200,052,111	200,000,000
Total Repurchase Agreements (Cost $16,074,454,248)				16,074,454,248
TOTAL INVESTMENTS IN SECURITIES(f)–111.63% (Cost $29,614,644,296)				29,614,644,296
OTHER ASSETS LESS LIABILITIES–(11.63)%				(3,085,939,665)
NET ASSETS–100.00%				$26,528,704,631

Notes to Schedule of Investments:

(a)	Securities traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	44.6%
8-30	14.7
31-60	5.3
61-90	2.9
91-180	14.9
181+	17.6

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–34.70%
Federal Farm Credit Bank (FFCB)–2.81%
Unsec. Bonds (1 mo. USD LIBOR + 0.12%)(a)	1.71%	03/21/2018	$20,000	$20,000,503
Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(a)	1.52%	12/04/2019	125,000	124,994,253
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.51%	12/16/2019	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.52%	09/25/2019	110,000	109,990,654
Unsec. Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.46%	12/06/2018	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.45%	04/11/2019	75,000	75,000,000
Unsec. Bonds (3 mo. USD LIBOR)(a)	1.80%	05/09/2018	9,500	9,503,327
Unsec. Bonds (3 mo. USD LIBOR - 0.03%)(a)	1.46%	03/02/2018	40,000	40,000,179
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.53%	08/28/2019	145,000	144,978,793
				744,467,709

Federal Home Loan Bank (FHLB)–29.28%
Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(a)	1.53%	09/18/2019	50,000	50,016,548
Unsec. Bonds (1 mo. USD LIBOR - 0.07%)(a)	1.52%	02/15/2019	280,000	280,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.07%)(a)	1.52%	02/19/2019	75,000	75,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.57%	02/28/2019	235,000	235,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.50%	03/06/2019	246,000	246,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.52%	08/22/2019	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.49%	01/11/2019	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	01/14/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.53%	01/25/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	05/17/2019	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	06/06/2019	150,000	150,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	06/14/2019	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	07/17/2019	72,000	72,001,467
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	08/14/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(a)	1.49%	12/21/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(a)	1.49%	04/18/2019	85,000	85,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.52%	07/26/2018	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.47%	08/01/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.49%	04/22/2019	285,000	285,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.47%	12/14/2018	404,000	404,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	10/10/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.49%	10/26/2018	193,000	193,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	11/05/2018	115,000	115,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	11/09/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.46%	11/15/2018	220,000	220,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.44%	07/03/2018	300,000	300,000,044
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.45%	10/12/2018	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.46%	10/19/2018	200,000	200,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.17%)(a)	1.34%	03/06/2018	225,000	225,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.17%)(a)	1.37%	03/09/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.18%)(a)	1.43%	03/19/2018	145,000	145,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.39%	03/19/2018	175,000	175,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.39%	03/19/2018	$100,000	$100,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.26%)(a)	1.45%	04/12/2018	220,000	220,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.26%)(a)	1.46%	04/13/2018	225,000	224,999,928
Unsec. Bonds (3 mo. USD LIBOR - 0.27%)(a)	1.48%	04/20/2018	86,000	85,999,083
Unsec. Bonds (3 mo. USD LIBOR - 0.27%)(a)	1.47%	04/23/2018	140,000	139,998,964
Unsec. Bonds (3 mo. USD LIBOR - 0.31%)(a)	1.53%	08/15/2018	58,000	57,990,091
Unsec. Bonds (3 mo. USD LIBOR - 0.35%)(a)	1.44%	05/08/2018	230,000	230,000,349
Unsec. Disc. Notes(b)	1.40%	03/16/2018	45,267	45,240,594
Unsec. Disc. Notes(b)	1.59%	04/13/2018	10,800	10,779,489
Unsec. Disc. Notes(b)	1.59%	04/17/2018	50,000	49,896,209
Unsec. Disc. Notes(b)	1.60%	04/18/2018	51,400	51,290,960
Unsec. Disc. Notes(b)	1.60%	04/20/2018	33,300	33,226,024
Unsec. Disc. Notes(b)	1.61%	04/25/2018	100,000	99,755,097
Unsec. Global Bonds (1 mo. USD LIBOR - 0.05%)(a)	1.53%	07/12/2018	200,000	200,026,232
Unsec. Global Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.50%	03/01/2019	165,000	165,002,873
Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	06/14/2019	30,000	30,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.49%	07/08/2019	150,000	150,009,428
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.47%	12/21/2018	150,000	150,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.47%	11/19/2018	120,000	120,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.48%	04/06/2018	136,000	136,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.35%)(a)	1.45%	05/09/2018	100,000	100,000,000
				7,750,233,380

Federal Home Loan Mortgage Corp. (FHLMC)–0.79%
Unsec. Disc. Notes(b)	1.38%	03/19/2018	160,000	159,889,600
Unsec. Medium-Term Notes (1 mo. USD LIBOR - 0.10%)(a)	1.48%	08/08/2019	50,000	50,000,000
				209,889,600

Federal National Mortgage Association (FNMA)–0.49%
Unsec. Disc. Notes(b)	1.38%	03/14/2018	130,000	129,935,217

Overseas Private Investment Corp. (OPIC)–1.33%
Sec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	11/15/2028	97,727	97,727,273
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	06/15/2025	24,000	24,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	09/15/2020	116,000	116,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	07/15/2025	39,167	39,166,667
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.70%	05/15/2030	10,452	10,452,000
Unsec. Gtd. VRD COP Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.62%	07/09/2026	43,350	43,350,000
				350,695,940
Total U.S. Government Sponsored Agency Securities (Cost $9,185,221,846)				9,185,221,846

U.S. Treasury Securities–21.74%
U.S. Treasury Bills–20.11%(b)
U.S. Treasury Bills	1.14%	03/15/2018	350,000	349,845,378
U.S. Treasury Bills	1.32%	03/15/2018	160,000	159,917,866
U.S. Treasury Bills	1.38%	03/15/2018	687,000	686,632,127
U.S. Treasury Bills	1.39%	03/15/2018	120,000	119,935,367
U.S. Treasury Bills	1.35%	03/22/2018	150,000	149,881,787
U.S. Treasury Bills	1.36%	03/22/2018	250,000	249,801,615

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–(continued)
U.S. Treasury Bills	1.50%	03/29/2018	$600,000	$599,302,332
U.S. Treasury Bills	1.43%	04/05/2018	178,000	177,753,396
U.S. Treasury Bills	1.46%	04/05/2018	210,000	209,703,720
U.S. Treasury Bills	1.23%	04/12/2018	400,000	399,430,667
U.S. Treasury Bills	1.64%	05/24/2018	335,000	333,721,974
U.S. Treasury Bills	1.59%	07/12/2018	400,000	397,666,958
U.S. Treasury Bills	1.60%	07/19/2018	125,000	124,226,111
U.S. Treasury Bills	1.61%	07/19/2018	375,000	372,667,639
U.S. Treasury Bills	1.63%	07/26/2018	300,000	298,021,626
U.S. Treasury Bills	1.64%	08/02/2018	400,000	397,219,038
U.S. Treasury Bills	1.85%	08/30/2018	300,000	297,235,875
				5,322,963,476

U.S. Treasury Notes–1.63%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(a)	1.65%	01/31/2020	60,000	59,998,850
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(a)	1.71%	07/31/2019	370,000	370,015,134
				430,013,984
Total U.S. Treasury Securities (Cost $5,752,977,460)				5,752,977,460
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements) (Cost $14,938,199,306)				14,938,199,306

			Repurchase Amount
Repurchase Agreements–47.00%(d)
ABN AMRO Bank N.V., agreement dated 02/28/2018, maturing value of $700,026,833 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $714,000,032; 1.25%-6.50%; 10/31/2018-12/01/2047)	1.38%	03/01/2018	700,026,833	700,000,000
Bank of Montreal, joint term agreement dated 02/08/2018, aggregate maturing value of $500,656,250 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0%-3.75%; 03/15/2018-11/15/2047)(e)	1.35%	03/15/2018	220,288,750	220,000,000
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $200,007,667 (collateralized by U.S. government sponsored agency obligations valued at $204,000,000; 2.65%-4.50%; 05/01/2035-09/01/2047)	1.38%	03/01/2018	200,007,667	200,000,000
CIBC World Markets Corp., agreement dated 02/28/2018, maturing value of $1,075,041,208 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,096,500,092; 1.38%-5.50%; 04/30/2020-01/01/2048)	1.38%	03/01/2018	1,075,041,208	1,075,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2018, aggregate maturing value of $400,015,111 (collateralized by U.S. Treasury obligations valued at $408,000,000; 0%; 11/15/2018-08/15/2045)	1.36%	03/01/2018	200,007,556	200,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/22/2018, aggregate maturing value of $250,066,111 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $255,000,007; 1.50%-3.50%; 05/31/2020-08/01/2047)(e)	1.36%	03/01/2018	135,035,700	135,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2018, aggregate maturing value of $500,133,194 (collateralized by U.S. government sponsored agency obligations valued at $510,000,000; 3.00%-5.00%; 04/01/2027-03/01/2048)(e)	1.37%	03/02/2018	250,066,597	250,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 02/27/2018, maturing value of $250,066,111 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $255,000,062; 1.88%-3.50%; 08/31/2022-02/01/2048)(e)	1.36%	03/06/2018	250,066,111	250,000,000
DNB Bank ASA, agreement dated 02/28/2018, maturing value of $300,011,417 (collateralized by U.S. Treasury obligations valued at $306,000,088; 0.13%-1.88%; 06/15/2020-05/31/2022)	1.37%	03/01/2018	300,011,417	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. — Bank of New York Mellon (The), agreement dated 02/28/2018, maturing value of $400,015,222 (collateralized by U.S. Treasury obligations valued at $408,000,078; 2.00%-3.00%; 02/15/2022-05/15/2047)	1.37%	03/01/2018	$400,015,222	$400,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2018, aggregate maturing value of $100,003,833 (collateralized by domestic agency mortgage-backed securities valued at $102,000,000; 2.50%-4.50%; 09/01/2018-02/01/2048)	1.38%	03/01/2018	60,002,300	60,000,000
ING Financial Markets, LLC, joint term agreement dated 02/23/2018, aggregate maturing value of $250,066,111 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.00%-5.50%; 02/01/2021-01/01/2048)(e)	1.36%	03/02/2018	85,022,478	85,000,000
ING Financial Markets, LLC, joint term agreement dated 12/14/2017, maturing value of $376,429,167 (collateralized by U.S. government sponsored agency obligations valued at $382,500,001; 2.00%-5.50%; 04/01/2020-02/01/2048)	1.40%	03/22/2018	306,162,389	305,000,000
ING Financial Markets, LLC, term agreement dated 12/15/2017, maturing value of $75,285,833 (collateralized by domestic agency mortgage-backed securities valued at $76,500,000; 1.70%-4.50%; 10/01/2027-02/01/2048)	1.40%	03/23/2018	75,285,833	75,000,000
Lloyds Bank PLC, joint term agreement dated 01/17/2018, aggregate maturing value of $501,286,250 (collateralized by U.S. Treasury obligations valued at $506,502,144; 1.00%-7.63%; 11/30/2019-02/15/2026)	1.47%	03/22/2018	225,578,813	225,000,000
Lloyds Bank PLC, joint term agreement dated 02/23/2018, aggregate maturing value of $500,575,556 (collateralized by U.S. Treasury obligations valued at $509,956,295; 0.88%-7.50%; 07/15/2018-11/15/2024)	1.48%	03/26/2018	225,259,000	225,000,000
Lloyds Bank PLC, joint term agreement dated 12/04/2017, aggregate maturing value of $501,794,722 (collateralized by U.S. Treasury obligations valued at $513,607,959; 1.38%-6.13%; 06/30/2020-11/15/2027)	1.42%	03/05/2018	361,292,200	360,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/28/2018, aggregate maturing value of $1,200,334,267 (collateralized by U.S. Treasury obligations valued at $1,233,979,365; 0%-4.50%; 03/29/2018-02/15/2043)(e)	1.39%	03/07/2018	500,136,264	500,001,125
Mitsubishi UFJ Trust and Banking Corp., joint term agreement dated 02/28/2018, aggregate maturing value of $2,308,440,738 (collateralized by U.S. Treasury obligations valued at $2,358,620,162; 1.63%-2.25%; 08/31/2022-02/15/2027)(e)	1.40%	03/07/2018	1,074,729,986	1,074,437,500
National Australia Bank Ltd., joint term agreement dated 02/27/2018, aggregate maturing value of $500,133,194 (collateralized by U.S. Treasury obligations valued at $509,532,574; 0.13%-2.13%; 04/15/2019-11/30/2023)(e)	1.37%	03/06/2018	250,066,597	250,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2018, maturing value of $365,536,918 (collateralized by U.S. Treasury obligations valued at $375,976,160; 0%; 02/15/2026-05/15/2045)	1.42%	03/01/2018	365,539,918	365,522,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2018, maturing value of $60,377,381 (collateralized by U.S. Treasury obligations valued at $61,868,000; 0%; 08/15/2033)	1.42%	03/01/2018	60,377,381	60,375,000
RBC Capital Markets LLC, joint term agreement dated 02/28/2018, aggregate maturing value of $1,000,000,000 (collateralized by U.S. government sponsored agency obligations valued at $1,020,000,000; 0%-7.50%; 03/25/2018-11/25/2057)(a)(e)	1.42%	04/30/2018	590,000,000	590,000,000
Royal Bank of Canada, joint term agreement dated 02/08/2018, aggregate maturing value of $1,101,339,556 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,122,000,000; 1.88%-7.00%; 01/31/2022-11/15/2057)(e)	1.37%	03/12/2018	891,083,822	890,000,000
Royal Bank of Canada, term agreement dated 02/23/2018, maturing value of $75,019,833 (collateralized by domestic agency mortgage-backed securities valued at $76,500,000; 3.50%-4.50%; 02/01/2029-01/01/2048)(e)	1.36%	03/02/2018	75,019,833	75,000,000
Societe Generale, joint open agreement dated 04/27/2017 (collateralized by U.S. Government sponsered agency obligations and U.S. Treasury obligations valued at $1,530,000,152; 0%-7.63%; 03/29/2018-11/20/2064)(f)	1.34%	—	—	1,115,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $1,000,038,056 (collateralized by U.S. Treasury obligations valued at $1,020,099,558; 3.63%; 02/15/2020)	1.37%	03/01/2018	453,965,864	453,948,589

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	$1,274,728,301	$1,274,679,084
Wells Fargo Securities, LLC, joint agreement dated 02/28/2018, aggregate maturing value of $760,028,922 (collateralized by U.S. government sponsored agency obligations valued at $775,200,000; 4.00%; 07/01/2047-03/01/2048)	1.37%	03/01/2018	725,027,590	725,000,000
Total Repurchase Agreements (Cost $12,438,963,798)				12,438,963,798
TOTAL INVESTMENTS IN SECURITIES(g)–103.44% (Cost $27,377,163,104)				27,377,163,104
OTHER ASSETS LESS LIABILITIES–(3.44)%				(910,581,357)
NET ASSETS–100.00%				$26,466,581,747

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
LIBOR	– London Interbank Offered Rate
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amounts and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	44.7%
8-30	14.7
31-60	6.7
61-90	2.5
91-180	8.9
181+	22.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–110.23%
U.S. Treasury Bills–88.61%(a)
U.S. Treasury Bills	1.15%	03/01/2018	$75,000	$75,000,000
U.S. Treasury Bills	1.16%	03/01/2018	65,400	65,400,000
U.S. Treasury Bills	1.23%	03/08/2018	5,000	4,998,809
U.S. Treasury Bills	1.28%	03/08/2018	40,700	40,690,040
U.S. Treasury Bills	1.29%	03/08/2018	3,900	3,899,022
U.S. Treasury Bills	1.14%	03/15/2018	18,900	18,891,651
U.S. Treasury Bills	1.31%	03/15/2018	3,300	3,298,325
U.S. Treasury Bills	1.32%	03/15/2018	5,000	4,997,433
U.S. Treasury Bills	1.38%	03/15/2018	123,000	122,933,990
U.S. Treasury Bills	1.36%	03/22/2018	160,800	160,672,463
U.S. Treasury Bills	1.37%	03/22/2018	24,800	24,780,181
U.S. Treasury Bills	1.18%	03/29/2018	9,309	9,300,529
U.S. Treasury Bills	1.50%	03/29/2018	100,000	99,883,722
U.S. Treasury Bills	1.20%	04/05/2018	10,000	9,988,431
U.S. Treasury Bills	1.31%	04/05/2018	600	599,236
U.S. Treasury Bills	1.43%	04/05/2018	26,000	25,963,979
U.S. Treasury Bills	1.46%	04/05/2018	39,500	39,444,269
U.S. Treasury Bills	1.23%	04/12/2018	10,000	9,985,766
U.S. Treasury Bills	1.44%	04/12/2018	15,000	14,974,975
U.S. Treasury Bills	1.48%	04/12/2018	17,400	17,369,936
U.S. Treasury Bills	1.51%	04/12/2018	32,100	32,043,432
U.S. Treasury Bills	1.56%	04/12/2018	100,000	99,818,000
U.S. Treasury Bills	1.25%	04/19/2018	10,000	9,983,122
U.S. Treasury Bills	1.41%	04/19/2018	8,700	8,683,363
U.S. Treasury Bills	1.46%	04/19/2018	10,000	9,980,223
U.S. Treasury Bills	1.48%	04/19/2018	15,000	14,969,885
U.S. Treasury Bills	1.44%	04/26/2018	30,000	29,933,267
U.S. Treasury Bills	1.51%	05/10/2018	30,000	29,912,500
U.S. Treasury Bills	1.55%	05/10/2018	20,000	19,940,111
U.S. Treasury Bills	1.64%	05/24/2018	20,000	19,923,700
U.S. Treasury Bills	1.65%	05/31/2018	30,000	29,875,633
U.S. Treasury Bills	1.54%	06/28/2018	30,000	29,848,275
U.S. Treasury Bills	1.59%	07/12/2018	40,000	39,767,065
U.S. Treasury Bills	1.61%	07/19/2018	40,000	39,751,111
U.S. Treasury Bills	1.61%	07/26/2018	10,000	9,934,830
U.S. Treasury Bills	1.63%	07/26/2018	15,000	14,901,081
U.S. Treasury Bills	1.64%	08/02/2018	15,000	14,895,729
U.S. Treasury Bills	1.83%	08/30/2018	10,000	9,907,863
				1,217,141,947

U.S. Treasury Notes–21.62%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	1.84%	04/30/2018	40,000	40,019,016
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.83%	07/31/2018	53,000	53,004,957
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.82%	10/31/2018	35,000	35,000,667

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.79%	01/31/2019	$49,000	$49,009,376
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.72%	04/30/2019	38,000	38,003,128
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.71%	07/31/2019	19,000	18,999,279
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	1.70%	10/31/2019	47,000	47,005,869
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	1.65%	01/31/2020	16,000	15,997,955
				297,040,247
TOTAL INVESTMENTS IN SECURITES–110.23% (Cost $1,514,182,194)				1,514,182,194
OTHER ASSETS LESS LIABILITIES–(10.23)%				(140,545,490)
NET ASSETS–100.00%				$1,373,636,704

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	9.3%
8-30	32.6
31-60	21.4
61-90	7.3
91-180	15.3
181+	14.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.89%
Alabama–4.19%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	1.09%	07/01/2040	$8,405	$8,405,000

Arizona–1.80%
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	1.09%	06/15/2031	1,975	1,975,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	1.09%	06/15/2031	1,640	1,640,000
				3,615,000

California–3.43%
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.97%	05/01/2034	4,170	4,170,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	1.03%	08/01/2042	2,700	2,700,000
				6,870,000

Colorado–0.82%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	02/01/2031	908	908,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	07/01/2034	735	735,000
				1,643,000

Delaware–2.04%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.11%	09/01/2036	3,085	3,085,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.09%	05/01/2036	1,005	1,005,000
				4,090,000

District of Columbia–1.50%
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)	1.09%	10/01/2039	3,000	3,000,000

Florida–5.96%
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(a)(b)	1.09%	10/01/2050	3,800	3,800,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.15%	11/01/2036	2,445	2,445,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.12%	07/01/2032	1,735	1,735,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(a)(b)	1.13%	11/01/2038	3,960	3,960,000
				11,940,000

Georgia–5.14%
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	1.01%	09/01/2035	4,190	4,190,000
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.07%	01/01/2030	2,000	2,000,000
Series 2010 A, Ref. VRD PCR (LOC–Bank of Montreal)(a)(b)	1.12%	01/01/2036	3,000	3,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	09/01/2020	1,100	1,100,000
				10,290,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–4.16%
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	1.17%	08/01/2030	$3,400	$3,400,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	1.05%	12/01/2046	4,935	4,935,000
				8,335,000

Indiana–8.09%
Huntington (City of) (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	08/01/2037	5,240	5,240,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	1.23%	06/01/2035	7,385	7,385,000
Purdue University; Series 2011 A, VRD COP(a)	1.04%	07/01/2035	3,082	3,081,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.09%	10/01/2019	500	500,000
				16,206,500

Louisiana–1.52%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	1.07%	07/01/2047	1,490	1,490,000
New Orleans (Port of) Board of Commissioners; Series 2010, Ref. VRD Subordinate Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.12%	06/01/2034	625	625,000
St. James (Parish of) (NuStar Logistics, L.P.); Series 2010 B, VRD RB (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)	1.13%	12/01/2040	930	930,000
				3,045,000

Massachusetts–1.72%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	1.10%	10/01/2038	1,650	1,650,000
Massachusetts (State of); Series 2017 B, Limited Tax GO RAN	2.00%	05/21/2018	1,800	1,804,523
				3,454,523

Michigan–1.16%
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	1.10%	01/15/2026	445	445,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.10%	03/01/2031	1,885	1,885,000
				2,330,000

Minnesota–4.47%
Burnsville (City of) (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	1.17%	10/15/2033	1,175	1,175,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	1.18%	11/15/2031	3,465	3,465,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	1.07%	11/01/2035	4,180	4,180,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	1.07%	10/01/2033	138	138,000
				8,958,000

Mississippi–3.94%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	1.15%	12/01/2030	150	150,000
Series 2010 C, VRD Gulf Opportunity Zone IDR(a)	1.09%	12/01/2030	2,035	2,035,000
Series 2010 E, VRD Gulf Opportunity Zone IDR(a)	1.09%	12/01/2030	5,700	5,700,000
				7,885,000

Missouri–3.11%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	1.09%	11/01/2037	525	525,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	1.10%	08/01/2038	1,245	1,245,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(b)	1.14%	02/01/2031	$3,860	$3,860,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	1.19%	12/01/2019	595	595,000
				6,225,000

Nevada–2.02%
Truckee Meadows Water Authority; Series 2006 B, Commercial Paper Notes (LOC–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(b)	1.25%	05/15/2018	4,050	4,050,000

New York–7.90%
Metropolitan Transportation Authority;
Subseries 2005 D-1, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(b)	1.13%	11/01/2035	4,980	4,980,000
Subseries 2005 D-2, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(b)	1.11%	11/01/2035	3,290	3,290,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC–Mizuho Bank, Ltd.)(a)(b)	1.07%	05/01/2039	2,000	2,000,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)	1.18%	05/01/2050	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	1.17%	11/01/2049	4,550	4,550,000
				15,820,000

North Carolina–0.90%
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC–TD Bank, N.A.)(a)(b)(c)	1.05%	05/01/2036	1,800	1,800,000

Oregon–1.72%
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	1.12%	08/01/2034	3,450	3,450,000

Pennsylvania–4.05%
Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(a)(b)	1.11%	11/01/2039	422	422,000
Derry (Township of) Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N. A.)(a)(b)	1.10%	11/01/2030	500	500,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	1.09%	03/01/2030	2,795	2,795,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.11%	10/15/2025	1,370	1,370,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	1.10%	09/01/2028	1,886	1,886,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	1.09%	11/01/2029	600	600,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(b)	1.10%	07/01/2027	550	550,000
				8,123,000

Texas–13.64%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	1.11%	08/01/2035	6,405	6,405,000
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(a)	1.10%	11/01/2041	1,300	1,300,000
Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.12%	02/15/2042	635	635,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	1.09%	01/01/2049	4,215	4,215,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.09%	04/01/2026	2,722	2,722,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	1.09%	05/01/2042	2,150	2,150,000
Texas (State of); Series 2017, TRAN	4.00%	08/30/2018	5,700	5,786,681
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.98%	08/01/2025	4,120	4,120,000
				27,333,681

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–3.25%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)	1.13%	11/01/2024	$3,612	$3,612,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	1.15%	04/01/2042	2,900	2,900,000
				6,512,000

Virginia–2.99%
Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	1.10%	08/01/2037	2,500	2,500,000
University of Virginia; Series 2018 A, Commercial Paper Notes	1.12%	03/08/2018	3,500	3,500,000
				6,000,000

Washington–2.10%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	1.13%	09/01/2049	4,200	4,200,000

West Virginia–2.09%
Cabell (County of) (Provident Group — Marshall Properties LLC — Marshall University); Series 2010 A, VRD University Facilities RB (LOC–Bank of America, N.A.)(a)(b)	1.15%	07/01/2039	1,050	1,050,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	1.12%	01/01/2034	3,130	3,130,000
				4,180,000

Wisconsin–3.18%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	1.11%	10/01/2042	4,220	4,220,000
Milwaukee (City of); Series 2017 M-11, School RAN	5.00%	09/27/2018	2,100	2,147,828
				6,367,828

Wyoming–2.00%
Lincoln (County of) (ExxonMobil); Series 2014, Ref. VRD PCR(a)	1.14%	10/01/2044	4,000	4,000,000
TOTAL INVESTMENTS IN SECURITIES(e)(f)–98.89% (Cost $198,128,532)				198,128,532
OTHER ASSETS LESS LIABILITIES–1.11%				2,218,294
NET ASSETS–100.00%				$200,346,826

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(d)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2018 represented 1.70% of the Fund’s Net Assets.
(e)	Also represents cost for federal income tax purposes.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Federal Home Loan Bank	5.4%

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	91.2%
8-30	1.8
31-60	—
61-90	3.0
91-180	—
181+	4.0

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Assets:
Investments in securities, at value	$1,909,330,734	$289,991,202	$13,540,190,048	$14,938,199,306	$1,514,182,194	$198,128,532
Repurchase agreements	669,390,695	131,158,323	16,074,454,248	12,438,963,798	—	—
Receivable for:
Investments sold	—	—	—	—	—	2,005,054
Interest	1,213,123	169,887	6,559,557	12,936,490	398,418	334,292
Fund expenses absorbed	—	—	192,515	65,153	20,469	5,441
Investment for trustee deferred compensation and retirement plans	3,820,079	1,063,222	2,266,349	1,031,485	131,441	378,349
Other assets	40,994	179,475	118,329	422,732	52,131	73,560
Total assets	2,583,795,625	422,562,109	29,623,781,046	27,391,618,964	1,514,784,653	200,925,228

Liabilities:
Payable for:
Investments purchased	—	—	3,060,086,427	896,538,207	139,667,218	—
Amount due custodian	—	—	6,512,475	927,423	6,660	—
Dividends	3,053,548	453,959	24,912,470	25,692,274	1,264,683	116,102
Accrued fees to affiliates	34,807	2,535	684,843	572,024	31,362	15,740
Accrued trustees’ and officer’s fees and benefits	3,986	4,082	52,471	56,456	6,003	4,238
Accrued operating expenses	102,202	37,920	210,418	20,051	25,744	23,275
Trustee deferred compensation and retirement plans	4,294,659	1,181,861	2,617,311	1,230,782	146,279	419,048
Total liabilities	7,489,202	1,680,357	3,095,076,415	925,037,217	141,147,949	578,403
Net assets applicable to shares outstanding	$2,576,306,423	$420,881,752	$26,528,704,631	$26,466,581,747	$1,373,636,704	$200,346,825

Net assets consist of:
Shares of beneficial interest	$2,576,230,027	$420,112,540	$26,528,016,990	$26,466,509,242	$1,373,702,289	$200,509,685
Undistributed net investment income	125,723	768,843	445,995	208,988	(12,543)	(104,955)
Undistributed net realized gain (loss)	8,085	1,942	241,646	(136,483)	(53,042)	(57,905)
Net unrealized appreciation (depreciation)	(57,412)	(1,573)	—	—	—	—
	$2,576,306,423	$420,881,752	$26,528,704,631	$26,466,581,747	$1,373,636,704	$200,346,825
Cost of Investments	$2,578,778,842	$421,151,098	$29,614,644,296	$27,377,163,104	$1,514,182,194	$198,128,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

February 28, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$2,545,619,200	$416,671,336	$24,044,592,088	$25,046,080,286	$1,328,658,137	$112,865,021
Private Investment Class	$6,410,598	$1,862,844	$630,268,529	$393,539,939	$1,259,294	$37,329,458
Personal Investment Class	$11,224	$612,548	$150,315,301	$8,429,471	$70,230	$10,004
Cash Management Class	$14,111,801	$1,061,449	$469,528,618	$265,460,441	$1,617,958	$24,123,366
Reserve Class	$776,448	$468,867	$283,039,048	$324,550,598	$41,926,357	$17,381,439
Resource Class	$1,061,004	$184,485	$582,365,227	$234,625,399	$94,604	$8,627,532
Corporate Class	$8,316,148	$20,223	$368,595,820	$193,895,613	$10,124	$10,005

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,545,292,041	416,671,862	24,043,288,291	25,045,904,613	1,328,666,526	112,850,643
Private Investment Class	6,409,785	1,862,847	630,235,060	393,537,172	1,259,260	37,324,700
Personal Investment Class	11,223	612,549	150,307,355	8,429,412	70,229	10,003
Cash Management Class	14,110,000	1,061,451	469,502,604	265,458,683	1,617,970	24,120,300
Reserve Class	776,345	468,868	283,024,039	324,548,299	41,926,649	17,379,371
Resource Class	1,060,868	184,485	582,334,204	234,623,690	94,604	8,626,218
Corporate Class	8,315,087	20,224	368,576,267	193,894,082	10,124	10,005
Net asset value, offering and redemption price per share for each class	$1.0001	$1.0000	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$11,016,787	$2,782,344	$152,502,051	$171,997,536	$7,950,097	$1,017,866

Expenses:
Advisory fees	1,038,391	294,246	18,484,180	14,169,879	843,473	193,582
Administrative services fees	381,775	118,844	4,304,547	4,914,088	363,359	53,832
Custodian fees	3,995	5,506	63,739	331,945	2,899	488
Distribution fees:
Private Investment Class	10,191	2,724	759,434	600,499	2,913	40,447
Personal Investment Class	31	1,668	399,413	43,543	299	3,819
Cash Management Class	3,580	445	170,211	96,285	647	10,291
Reserve Class	3,649	2,120	1,347,297	1,184,560	164,678	68,708
Resource Class	1,235	146	391,772	248,797	75	5,818
Corporate Class	1,709	3	59,385	21,709	2	—
Transfer agent fees	62,303	17,655	1,109,051	1,470,965	60,045	8,711
Trustees’ and officers’ fees and benefits	11,833	12,636	175,506	212,567	18,876	11,592
Registration and filing fees	45,173	50,695	73,378	116,679	45,087	51,989
Reports to shareholders	29,746	7,818	30,074	39,521	6,028	5,221
Professional services fees	31,190	26,385	145,917	115,866	29,398	26,590
Other	64,042	30,000	165,297	166,749	23,060	14,919
Total expenses	1,688,843	570,891	27,679,201	23,733,652	1,560,839	496,007
Less: Fees waived	(422,815)	(211,259)	(2,839,649)	(380,199)	(273,935)	(204,538)
Net expenses	1,266,028	359,632	24,839,552	23,353,453	1,286,904	291,469
Net investment income	9,750,759	2,422,712	127,662,499	148,644,083	6,663,193	726,397

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	8,085	1,571	508,617	394,818	19,166	(4,370)
Change in net unrealized appreciation (depreciation) of investment securities	(88,330)	(11,112)	—	—	—	—
Net increase in net assets resulting from operations	$9,670,514	$2,413,171	$128,171,116	$149,038,901	$6,682,359	$722,027

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 28, 2018	August 31, 2017	February 28, 2018	August 31, 2017
Operations:
Net investment income	$9,750,759	$4,871,296	$2,422,712	$3,235,998
Net realized gain	8,085	284,449	1,571	371
Change in net unrealized appreciation (depreciation)	(88,330)	30,918	(11,112)	9,539
Net increase in net assets resulting from operations	9,670,514	5,186,663	2,413,171	3,245,908

Distributions to shareholders from net investment income:
Institutional Class	(9,578,395)	(4,489,048)	(2,403,076)	(3,118,898)
Private Investment Class	(33,722)	(84,531)	(8,559)	(18,217)
Personal Investment Class	(41)	(1,713)	(2,094)	(26,443)
Cash Management Class	(55,476)	(138,836)	(6,413)	(59,666)
Reserve Class	(2,220)	(6,618)	(1,465)	(5,654)
Resource Class	(6,695)	(8,281)	(985)	(6,995)
Corporate Class	(74,210)	(142,269)	(120)	(125)
Total distributions from net investment income	(9,750,759)	(4,871,296)	(2,422,712)	(3,235,998)

Distributions to shareholders from net realized gains:
Institutional Class	—	(2,877,921)	—	—
Private Investment Class	—	(90,311)	—	—
Personal Investment Class	—	(5,195)	—	—
Cash Management Class	—	(133,371)	—	—
Reserve Class	—	(25,060)	—	—
Resource Class	—	(1,213)	—	—
Corporate Class	—	(67,014)	—	—
Total distributions from net realized gains	—	(3,200,085)	—	—

Share transactions–net:
Institutional Class	2,249,521,185	(10,122,727,290)	(7,250,126)	(1,183,946,896)
Private Investment Class	(570,719)	(234,302,026)	18,028	(139,216,079)
Personal Investment Class	4	(29,230,918)	1,928	(116,863,502)
Cash Management Class	6,374,743	(242,827,588)	(86,623)	(166,722,672)
Reserve Class	(167,937)	(99,217,916)	(31,777)	(20,973,659)
Resource Class	(265,872)	(5,919,518)	937	(16,683,703)
Corporate Class	(1,164,553)	(160,159,887)	116	11,449
Net increase (decrease) in net assets resulting from share transactions	2,253,726,851	(10,894,385,143)	(7,347,517)	(1,644,395,062)
Net increase (decrease) in net assets	2,253,646,606	(10,897,269,861)	(7,357,058)	(1,644,385,152)

Net assets:
Beginning of period	322,659,817	11,219,929,678	428,238,810	2,072,623,962
End of period*	$2,576,306,423	$322,659,817	$420,881,752	$428,238,810
* Includes accumulated undistributed net investment income	$125,723	$125,723	$768,843	$768,843

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2018	August 31, 2017	February 28, 2018	August 31, 2017
Operations:
Net investment income	$127,662,499	$112,926,205	$148,644,083	$139,006,726
Net realized gain (loss)	508,617	39,369	394,818	(531,300)
Net increase in net assets resulting from operations	128,171,116	112,965,574	149,038,901	138,475,426

Distributions to shareholders from net investment income:
Institutional Class	(118,310,761)	(103,892,394)	(142,980,682)	(133,552,021)
Private Investment Class	(1,938,276)	(1,423,813)	(1,537,809)	(1,460,534)
Personal Investment Class	(382,722)	(253,848)	(40,763)	(41,168)
Cash Management Class	(2,084,384)	(1,754,490)	(1,201,885)	(705,201)
Reserve Class	(741,181)	(324,958)	(702,464)	(661,922)
Resource Class	(2,196,137)	(1,659,524)	(1,389,284)	(1,330,994)
Corporate Class	(2,009,038)	(3,617,178)	(791,196)	(1,254,886)
Total distributions from net investment income	(127,662,499)	(112,926,205)	(148,644,083)	(139,006,726)

Share transactions–net:
Institutional Class	1,240,152,310	2,935,444,591	(2,645,710,477)	16,975,145,658
Private Investment Class	55,446,106	14,784,721	(116,955,166)	169,627,850
Personal Investment Class	10,077,226	17,413,815	(12,699,768)	13,622,071
Cash Management Class	(9,879,470)	75,974,874	96,430,410	18,926,896
Reserve Class	32,305,446	91,599,025	153,592,510	(144,921,764)
Resource Class	105,534,153	(6,111,394)	(107,521,673)	246,458,843
Corporate Class	(239,228,636)	(565,402,977)	(130,544,107)	8,002,319
Net increase (decrease) in net assets resulting from share transactions	1,194,407,135	2,563,702,655	(2,763,408,271)	17,286,861,873
Net increase (decrease) in net assets	1,194,915,752	2,563,742,024	(2,763,013,453)	17,286,330,573

Net assets:
Beginning of period	25,333,788,879	22,770,046,855	29,229,595,200	11,943,264,627
End of period*	$26,528,704,631	$25,333,788,879	$26,466,581,747	$29,229,595,200
* Includes accumulated undistributed net investment income	$445,995	$445,995	$208,988	$208,988

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 28, 2018	August 31, 2017	February 28, 2018	August 31, 2017
Operations:
Net investment income	$6,663,193	$5,625,681	$726,397	$978,198
Net realized gain (loss)	19,166	(69,048)	(4,370)	(14,722)
Net increase in net assets resulting from operations	6,682,359	5,556,633	722,027	963,476

Distributions to shareholders from net investment income:
Institutional Class	(6,549,109)	(5,499,185)	(469,501)	(638,667)
Private Investment Class	(8,553)	(6,562)	(100,490)	(82,433)
Personal Investment Class	(303)	(821)	(2,768)	(6,683)
Cash Management Class	(7,663)	(6,763)	(97,555)	(164,964)
Reserve Class	(97,108)	(111,357)	(30,206)	(71,643)
Resource Class	(407)	(601)	(25,867)	(13,707)
Corporate Class	(50)	(392)	(10)	(101)
Total distributions from net investment income	(6,663,193)	(5,625,681)	(726,397)	(978,198)

Share transactions–net:
Institutional Class	22,269,267	1,185,273,759	2,051,387	(339,954,549)
Private Investment Class	(1,964,788)	(2,936,998)	9,977,201	2,881,656
Personal Investment Class	22,388	(2,559,557)	(1,995,769)	(390,938)
Cash Management Class	336	(29,769,108)	(3,491,496)	(3,056,555)
Reserve Class	6,301,235	(1,007,763)	3,723,349	(7,877,273)
Resource Class	422	(99,477)	2,628,012	3,587,633
Corporate Class	47	(2,933,744)	10,004	(32,063)
Net increase (decrease) in net assets resulting from share transactions	26,628,907	1,145,967,112	12,902,688	(344,842,089)
Net increase (decrease) in net assets	26,648,073	1,145,898,064	12,898,318	(344,856,811)

Net assets:
Beginning of period	1,346,988,631	201,090,567	187,448,507	532,305,318
End of period*	$1,373,636,704	$1,346,988,631	$200,346,825	$187,448,507
* Includes accumulated undistributed net investment income	$(12,543)	$(12,543)	$(104,955)	$(104,955)

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”) (formerly Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

31                         Short-Term Investments Trust

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Invesco Liquid Asset Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets,

32                         Short-Term Investments Trust

the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

33                         Short-Term Investments Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2018, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Invesco Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

34                         Short-Term Investments Trust

For the six months ended February 28, 2018, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Invesco Liquid Assets Portfolio	$422,362	$—
Invesco STIC Prime Portfolio	210,685	—
Invesco Treasury Portfolio	2,371,330	—
Invesco Government & Agency Portfolio	—	—
Invesco Treasury Obligations Portfolio	208,699	—
Invesco Tax-Free Cash Reserve Portfolio	172,374	—

Voluntary fee waivers for the six months ended February 28, 2018 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	$—	$—	$—	$453	$—	$—
Invesco STIC Prime Portfolio	—	3	—	571	—	—
Invesco Treasury Portfolio	—	16,362	—	451,957	—	—
Invesco Government & Agency Portfolio	—	2,465	—	377,734	—	—
Invesco Treasury Obligations Portfolio	—	25	—	65,211	—	—
Invesco Tax-Free Cash Reserve Portfolio	—	1,033	—	31,131	—	—

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

35                         Short-Term Investments Trust

As of February 28, 2018, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 28, 2018, there were no material transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2018, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$79,891,007	$80,918,865	$0
Invesco STIC Prime Portfolio	27,262,215	51,275,067	0
Invesco Government & Agency Portfolio	10,879,508	0	0
Invesco Tax-Free Cash Reserve Portfolio	96,952,920	84,223,004	0

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

36                         Short-Term Investments Trust

The Funds below had a capital loss carryforward as of August 31, 2017, which expires as follows:

	Short-Term		Not Subject to Expiration
Fund	2018	2019		Total*
Invesco Liquid Assets Portfolio	$—	$—	$—	$—
Invesco STIC Prime Portfolio	—	—	—	—
Invesco Treasury Portfolio	—	—	266,972	266,972
Invesco Government & Agency Portfolio	—	—	531,300	531,300
Invesco Treasury Obligations Portfolio	—	—	61,535	61,535
Invesco Tax-Free Cash Reserve Portfolio	8,740	30,074	14,721	53,535

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2018
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,514,192,867	$—	$(10,673)	$(10,673)

*	For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9—Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017(b)
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,098,292,161	$6,099,222,676	8,846,205,589	$8,846,379,006
Private Investment Class	100,828	100,848	73,675,959	73,675,968
Personal Investment Class	—	—	8,382,621	8,382,870
Cash Management Class	23,866,792	23,869,986	352,257,569	352,272,331
Reserve Class	27,958	27,964	3,766,999	3,767,196
Resource Class	—	—	132,559	132,558
Corporate Class	31,435,900	31,441,187	244,330,733	244,348,194

Issued as reinvestment of dividends:
Institutional Class	735,033	735,171	4,398,518	4,398,873
Private Investment Class	27,730	27,735	43,468	43,475
Personal Investment Class	3	4	1,713	1,713
Cash Management Class	34,494	34,500	93,656	93,666
Reserve Class	2,188	2,188	6,617	6,618
Resource Class	6,634	6,635	8,279	8,281
Corporate Class	56,917	56,928	142,251	142,269

Reacquired:
Institutional Class	(3,849,837,505)	(3,850,436,662)	(18,973,148,113)	(18,973,505,169)
Private Investment Class	(699,204)	(699,302)	(308,001,404)	(308,021,469)
Personal Investment Class	—	—	(37,614,403)	(37,615,501)
Cash Management Class	(17,527,274)	(17,529,743)	(595,177,024)	(595,193,585)
Reserve Class	(198,056)	(198,089)	(102,991,361)	(102,991,730)
Resource Class	(272,453)	(272,507)	(6,060,265)	(6,060,357)
Corporate Class	(32,658,671)	(32,662,668)	(404,609,206)	(404,650,350)
Net increase (decrease) in share activity	2,253,393,475	$2,253,726,851	(10,894,155,245)	$(10,894,385,143)

(a)	90% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Effective October 12, 2016, Invesco Liquid Assets Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

37                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017(b)
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	671,033,784	$671,033,402	1,181,673,896	$1,181,705,357
Private Investment Class	106,000	106,004	32,477,987	32,477,991
Personal Investment Class	—	—	118,187,308	118,187,309
Cash Management Class	408,572	408,574	132,025,201	132,025,203
Reserve Class	5	5	12,104,481	12,104,533
Resource Class	—	—	54,163,813	54,163,819
Corporate Class	—	—	23,501	23,503

Issued as reinvestment of dividends:
Institutional Class	1,185,345	1,185,326	1,319,248	1,319,283
Private Investment Class	8,153	8,153	12,756	12,757
Personal Investment Class	1,955	1,955	16,252	16,252
Cash Management Class	4,156	4,156	59,666	59,666
Reserve Class	1,444	1,444	5,653	5,654
Resource Class	937	937	6,994	6,995
Corporate Class	116	116	126	125

Reacquired:
Institutional Class	(679,472,584)	(679,468,854)	(2,366,923,911)	(2,366,971,536)
Private Investment Class	(96,129)	(96,129)	(171,705,890)	(171,706,827)
Personal Investment Class	(27)	(27)	(235,067,018)	(235,067,063)
Cash Management Class	(499,353)	(499,353)	(298,807,504)	(298,807,541)
Reserve Class	(33,226)	(33,226)	(33,083,675)	(33,083,846)
Resource Class	—	—	(70,853,614)	(70,854,517)
Corporate Class	—	—	(12,179)	(12,179)
Net increase (decrease) in share activity	(7,350,852)	$(7,347,517)	(1,644,376,909)	$(1,644,395,062)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 95% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, Invesco STIC Prime Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

38                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	83,870,920,011	$83,870,920,011	104,978,321,526	$104,978,321,526
Private Investment Class	679,734,166	679,734,166	1,389,145,628	1,389,145,628
Personal Investment Class	505,175,240	505,175,240	959,511,379	959,511,379
Cash Management Class	1,643,623,471	1,643,623,471	2,685,419,118	2,685,419,118
Reserve Class	410,729,899	410,729,899	386,663,928	386,663,928
Resource Class	440,940,439	440,940,439	575,122,878	575,122,878
Corporate Class	2,212,293,713	2,212,293,713	9,826,990,863	9,826,990,863

Issued as reinvestment of dividends:
Institutional Class	23,836,828	23,836,828	16,234,515	16,234,515
Private Investment Class	248,510	248,510	249,491	249,491
Personal Investment Class	340,891	340,891	202,723	202,723
Cash Management Class	1,698,617	1,698,617	1,178,232	1,178,232
Reserve Class	651,740	651,740	254,629	254,629
Resource Class	504,629	504,629	346,994	346,994
Corporate Class	1,725,825	1,725,825	2,990,987	2,990,987

Reacquired:
Institutional Class	(82,654,604,529)	(82,654,604,529)	(102,059,111,450)	(102,059,111,450)
Private Investment Class	(624,536,570)	(624,536,570)	(1,374,610,398)	(1,374,610,398)
Personal Investment Class	(495,438,905)	(495,438,905)	(942,300,287)	(942,300,287)
Cash Management Class	(1,655,201,558)	(1,655,201,558)	(2,610,622,476)	(2,610,622,476)
Reserve Class	(379,076,193)	(379,076,193)	(295,319,532)	(295,319,532)
Resource Class	(335,910,915)	(335,910,915)	(581,581,266)	(581,581,266)
Corporate Class	(2,453,248,174)	(2,453,248,174)	(10,395,384,827)	(10,395,384,827)
Net increase in share activity	1,194,407,135	$1,194,407,135	2,563,702,655	$2,563,702,655

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 15% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

39                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	124,484,185,519	$124,484,185,519	208,396,167,421	$208,396,167,421
Private Investment Class	708,079,249	708,079,249	1,423,015,874	1,423,015,874
Personal Investment Class	13,087,606	13,087,606	72,491,907	72,491,907
Cash Management Class	618,043,130	618,043,130	936,923,184	936,923,184
Reserve Class	586,521,963	586,521,963	850,197,770	850,197,770
Resource Class	1,220,430,797	1,220,430,797	2,809,077,121	2,809,077,121
Corporate Class	1,168,124,291	1,168,124,291	4,691,887,919	4,691,887,919

Issued as reinvestment of dividends:
Institutional Class	27,926,219	27,926,219	19,317,518	19,317,518
Private Investment Class	500,392	500,392	318,477	318,477
Personal Investment Class	23,820	23,820	12,576	12,576
Cash Management Class	806,065	806,065	418,891	418,891
Reserve Class	573,192	573,192	513,904	513,904
Resource Class	1,045,321	1,045,321	796,073	796,073
Corporate Class	318,197	318,197	795,308	795,308

Reacquired:
Institutional Class	(127,157,822,215)	(127,157,822,215)	(191,440,339,281)	(191,440,339,281)
Private Investment Class	(825,534,807)	(825,534,807)	(1,253,706,501)	(1,253,706,501)
Personal Investment Class	(25,811,194)	(25,811,194)	(58,882,412)	(58,882,412)
Cash Management Class	(522,418,785)	(522,418,785)	(918,415,179)	(918,415,179)
Reserve Class	(433,502,645)	(433,502,645)	(995,633,438)	(995,633,438)
Resource Class	(1,328,997,791)	(1,328,997,791)	(2,563,414,351)	(2,563,414,351)
Corporate Class	(1,298,986,595)	(1,298,986,595)	(4,684,680,908)	(4,684,680,908)
Net increase (decrease) in share activity	(2,763,408,271)	$(2,763,408,271)	17,286,861,873	$17,286,861,873

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 16% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

40                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	569,994,076	$569,994,076	1,882,109,152	$1,882,109,152
Private Investment Class	154,318	154,318	10,041,615	10,041,615
Personal Investment Class	1,263,767	1,263,767	2,009,181	2,009,181
Cash Management Class	1,610,000	1,610,000	7,657	7,657
Reserve Class	42,740,773	42,740,773	140,006,781	140,006,781
Resource Class	422	422	94,706	94,706
Corporate Class	—	—	659,929	659,929

Issued as reinvestment of dividends:
Institutional Class	138,972	138,972	116,704	116,704
Private Investment Class	8,812	8,812	4,830	4,830
Personal Investment Class	3	3	6,763	6,763
Cash Management Class	7,229	7,229	89,662	89,662
Reserve Class	90,443	90,443	—	—
Corporate Class	47	47	299	299

Reacquired:
Institutional Class	(547,863,781)	(547,863,781)	(696,952,097)	(696,952,097)
Private Investment Class	(2,127,918)	(2,127,918)	(12,983,443)	(12,983,443)
Personal Investment Class	(1,241,382)	(1,241,382)	(4,568,738)	(4,568,738)
Cash Management Class	(1,616,893)	(1,616,893)	(29,783,528)	(29,783,528)
Reserve Class	(36,529,981)	(36,529,981)	(141,104,206)	(141,104,206)
Resource Class	—	—	(194,183)	(194,183)
Corporate Class	—	—	(3,593,972)	(3,593,972)
Net increase in share activity	26,628,907	$26,628,907	1,145,967,112	$1,145,967,112

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
In addition, 86% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

41                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	59,262,860	$59,262,860	216,245,353	$216,245,353
Private Investment Class	45,477,298	45,477,298	49,632,970	49,632,970
Personal Investment Class	10,391	10,391	2,005,100	2,005,100
Cash Management Class	3,192,742	3,192,742	45,537,104	45,537,104
Reserve Class	37,083,918	37,083,918	111,932,405	111,932,405
Resource Class	4,550,024	4,550,024	4,058,371	4,058,371
Corporate Class	10,000	10,000	32,101	32,101

Issued as reinvestment of dividends:
Institutional Class	221,438	221,438	221,692	221,692
Private Investment Class	83,737	83,737	68,844	68,844
Personal Investment Class	2,768	2,768	5,772	5,772
Cash Management Class	79,721	79,721	134,904	134,904
Reserve Class	27,866	27,866	64,807	64,807
Resource Class	22,290	22,290	11,483	11,483
Corporate Class	4	4	97	97

Reacquired:
Institutional Class	(57,432,911)	(57,432,911)	(556,421,594)	(556,421,594)
Private Investment Class	(35,583,834)	(35,583,834)	(46,820,158)	(46,820,158)
Personal Investment Class	(2,008,928)	(2,008,928)	(2,401,810)	(2,401,810)
Cash Management Class	(6,763,959)	(6,763,959)	(48,728,563)	(48,728,563)
Reserve Class	(33,388,435)	(33,388,435)	(119,874,485)	(119,874,485)
Resource Class	(1,944,302)	(1,944,302)	(482,221)	(482,221)
Corporate Class	—	—	(64,261)	(64,261)
Net increase (decrease) in share activity	12,902,688	$12,902,688	(344,842,089)	$(344,842,089)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 91% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

42                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Cash Management Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/18	$1.0002	$0.0066	$(0.0007)	$0.0059	$(0.0060)	$—	$(0.0060)	$1.0001	0.59%	$14,112	0.26	%(c)	0.32	%(c)	1.33	%(c)
Year ended 08/31/17	1.00	0.0043	0.0036	0.0079	(0.0072)	(0.0005)	(0.0077)	1.0002	0.76	7,738	0.26		0.34		0.43
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.25	250,643	0.23		0.28		0.26
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	458,001	0.20		0.27		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	684,446	0.19		0.27		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	744,301	0.21		0.27		0.05
Invesco STIC Prime Portfolio
Six months ended 02/28/18	1.0000	0.0057	(0.0000)	0.0057	(0.0057)	—	(0.0057)	1.0000	0.58	1,061	0.26	(c)	0.37	(c)	1.16	(c)
Year ended 08/31/17	1.00	0.0054	0.0007	0.0061	(0.0061)	—	(0.0061)	1.0000	0.62	1,148	0.26		0.35		0.54
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.20	167,872	0.19		0.30		0.21
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	483,595	0.07		0.29		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	453,771	0.06		0.29		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	451,190	0.11		0.29		0.08
Invesco Treasury Portfolio
Six months ended 02/28/18	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.48	469,529	0.26	(c)	0.28	(c)	0.98	(c)
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.44	479,400	0.26		0.28		0.44
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.10	403,424	0.19		0.28		0.12
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	5,304,331	0.06		0.27		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	7,597,812	0.04		0.27		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	6,226,819	0.09		0.28		0.02
Invesco Government & Agency Portfolio
Six months ended 02/28/18	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.49	265,460	0.23	(c)	0.23	(c)	0.98	(c)
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.48	169,027	0.23		0.23		0.50
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.13	150,104	0.18		0.24		0.15
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	222,853	0.08		0.23		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	469,858	0.06		0.23		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	635,001	0.11		0.24		0.02
Invesco Treasury Obligations Portfolio
Six months ended 02/28/18	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.47	1,618	0.26	(c)	0.29	(c)	0.95	(c)
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.38	1,618	0.24		0.30		0.42
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	31,390	0.16		0.46		0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	45,026	0.00		0.43		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	48,104	0.02		0.39		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	31,553	0.06		0.30		0.03
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/18	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.38	24,123	0.28	(c)	0.46	(c)	0.77	(c)
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.49	27,616	0.28		0.45		0.48
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	30,671	0.13		0.41		0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	51,018	0.03		0.41		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	60,722	0.04		0.40		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	107,926	0.10		0.40		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $9,024, $1,122, $429,054, $242,708, $1,631 and $25,940 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

43                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Cash Management Class	Beginning Account Value (09/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/18)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
Invesco Liquid Assets Portfolio	$1,000.00	$1,005.90	$1.29	$1,023.51	$1.30	0.26%
Invesco STIC Prime Portfolio	1,000.00	1,005.80	1.29	1,023.51	1.30	0.26
Invesco Treasury Portfolio	1,000.00	1,004.80	1.29	1,023.51	1.30	0.26
Invesco Government & Agency Portfolio	1,000.00	1,004.90	1.14	1,023.65	1.15	0.23
Invesco Treasury Obligations Portfolio	1,000.00	1,004.70	1.29	1,023.51	1.30	0.26
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,003.80	1.39	1,023.41	1.40	0.28

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2017, through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

44                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-3	04262018	0809

Semiannual Report to Shareholders	February 28, 2018
Corporate Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio
Effective December 15, 2017, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio were renamed Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
26	Financial Statements
31	Notes to Financial Statements
43	Financial Highlights
44	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2018, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Corporate Class data as of 2/28/18
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End
Invesco Liquid Assets[1]	10 - 37 days	18 days	67 days	$8.3 million
Invesco STIC Prime[1]	11 - 19 days	11 days	12 days	20.2 thousand
Invesco Treasury[2]	10 - 31 days	30 days	84 days	368.6 million
Invesco Government & Agency[2]	16 - 25 days	23 days	106 days	193.9 million
Invesco Treasury Obligations[2]	33 - 51 days	36 days	103 days	10.1 thousand
Invesco Tax-Free Cash Reserve[3]	16 - 31 days	16 days	16 days	10.0 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 28, 2018. As always, we thank you for investing with us. By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

    The US Federal Reserve (the Fed) raised interest rates by 0.25% in December 2017, bringing the key fed funds target rate to a range of 1.25% to 1.50% as of February 28, 2018.[1] The December increase was the latest in a series of interest rate increases the Fed implemented in response to a moderately expanding US economy and relatively benign inflation levels. These increases benefited money market investors. At the close of the reporting period, additional Fed rate increases were widely expected later in 2018 – potentially faster than previously expected. Most major central banks around the world continued to maintain interest rates at, near or below zero in an effort to spur economic growth and inflation.

    In early February, Jerome Powell assumed the chairmanship of the Fed. Powell, a member of the Fed’s board of governors since 2012, is largely expected to stay the course with regard to monetary policy as he largely voted in line with former Fed Chair Janet Yellen during her years leading the Fed.

    Invesco Global Liquidity is part of Invesco Ltd., one of the world’s largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our vision is grounded in our rigorous investment philosophy, high-quality products and tradition of excellent client service. Our unrelenting focus on preservation of capital, daily liquidity and competitive yield is implemented through repeatable, time-tested processes.

    Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1 Source:	US Federal Reserve

3	Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–44.78%(a)
Asset-Backed Securities — Fully Supported–5.91%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.76%	04/03/2018	$75,000	$74,878,028
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.83%	04/23/2018	20,000	19,943,090
Kells Funding LLC (CEP–FMS Wertmanagement)(c)	1.42%	03/01/2018	2,500	2,499,899
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.21%)(b)(c)(d)	1.80%	05/21/2018	5,000	5,002,088
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.81%	03/15/2018	50,000	49,967,815
				152,290,920

Asset-Backed Securities — Fully Supported Bank–14.81%
Anglesea Funding LLC (Multi–CEP’s) (1 mo. USD LIBOR + 0.27%)(c)(d)	1.85%	06/29/2018	25,000	25,000,323
Anglesea Funding LLC (Multi–CEP’s) (1 mo. USD LIBOR + 0.27%)(b)(c)(d)	1.85%	06/04/2018	60,000	60,000,702
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(c)	1.81%	03/20/2018	50,000	49,956,610
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	1.93%	06/14/2018	70,000	69,560,778
Ebury Finance LLC (Multi–CEP’s)(b)(c)	1.45%	03/01/2018	30,000	29,998,758
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	1.84%	03/22/2018	30,000	29,970,648
Halkin Finance LLC (Multi–CEP’s)(b)(c)	1.45%	03/01/2018	40,000	39,998,344
Institutional Secured Funding LLC (Multi–CEP’s)(b)(c)	1.54%	03/06/2018	55,000	54,986,151
Mountcliff Funding LLC (Multi–CEP’s)(b)(c)	1.71%	03/05/2018	22,000	21,995,395
				381,467,709

Asset-Backed Securities — Multi-Purpose–3.29%
CRC Funding, LLC(b)	1.81%	05/11/2018	5,000	4,980,750
Nieuw Amsterdam Receivables Corp.(b)(c)	1.82%	05/09/2018	35,000	34,865,590
Nieuw Amsterdam Receivables Corp.(b)(c)	1.83%	04/11/2018	45,000	44,904,186
				84,750,526

Consumer Finance–0.10%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.78%	05/04/2018	2,500	2,501,075

Diversified Banks–11.71%
Bank of Nova Scotia(b)(c)	1.81%	04/02/2018	50,000	49,926,115
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.22%)(b)(c)(d)	1.80%	12/07/2018	50,000	49,989,035
DBS Bank Ltd.(b)(c)	2.01%	05/21/2018	45,000	44,796,744
First Abu Dhabi Bank PJSC(b)(c)	1.50%	03/02/2018	60,000	59,995,032
J.P. Morgan Securities LLC	1.88%	06/01/2018	5,000	4,973,043
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	1.74%	05/18/2018	12,000	12,003,536
Toronto-Dominion Bank (The)(b)(c)	1.76%	03/22/2018	50,000	49,952,580
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	1.88%	11/30/2018	30,000	29,995,050
				301,631,135

Diversified Capital Markets–2.33%
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	1.91%	01/02/2019	30,000	30,016,650
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	1.91%	12/28/2018	30,000	30,016,506
				60,033,156

Other Diversified Financial Services–0.30%
ABN AMRO Funding USA LLC(b)(c)	1.54%	03/06/2018	7,625	7,623,043

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–2.46%
Banque et Caisse d’Epargne de l’Etat(c)	1.86%	06/01/2018	$33,750	$33,583,211
Banque et Caisse d’Epargne de l’Etat(c)	1.87%	06/11/2018	30,000	29,833,482
				63,416,693

Specialized Finance–3.87%
Caisse des Depots et Consignations(b)(c)	1.81%	03/01/2018	50,000	49,998,100
Nederlandse Waterschapsbank N.V.(b)(c)	1.78%	05/02/2018	50,000	49,841,275
				99,839,375
Total Commercial Paper (Cost $1,153,614,060)				1,153,553,632

Certificates of Deposit–24.16%
Bank of Montreal(c)	1.75%	03/20/2018	20,000	20,001,246
Bank of Montreal (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	12/07/2018	25,000	24,996,848
Bank of Nova Scotia (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	12/11/2018	50,000	49,993,910
China Construction Bank Corp.(c)	1.77%	03/08/2018	25,000	25,000,750
China Construction Bank Corp.(c)	1.77%	03/09/2018	20,000	20,000,648
China Construction Bank Corp.(c)	1.82%	03/26/2018	45,000	45,002,560
KBC Bank N.V. (Belgium)(c)	1.80%	03/06/2018	25,000	24,993,168
KBC Bank N.V. (Belgium)(c)	1.80%	04/19/2018	25,000	24,999,181
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.85%	05/30/2018	20,000	20,007,510
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.22%)(c)(d)	1.79%	06/01/2018	7,500	7,503,342
Mizuho Bank, Ltd.(c)	1.40%	03/01/2018	85,000	85,000,000
Mizuho Bank, Ltd.(c)	1.45%	03/06/2018	35,000	34,999,772
Royal Bank of Canada (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	12/07/2018	50,000	49,992,785
Sumitomo Mitsui Trust Bank Ltd.(c)	1.43%	03/02/2018	70,000	70,000,021
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.24%)(d)	1.82%	12/05/2018	50,000	49,999,640
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.25%)(d)	1.83%	01/04/2019	10,000	9,999,706
Wells Fargo Bank, N.A. (3 mo. USD LIBOR + 0.15%)(d)	1.89%	01/18/2019	10,000	10,017,386
Westpac Banking Corp. (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	01/08/2019	50,000	49,988,630
Total Certificates of Deposit (Cost $622,494,088)				622,497,103

Variable Rate Demand Notes–5.17%(e)
Credit Enhanced–5.17%
Blair (County of), Pennsylvania IDA (Altoona-Blair County Development Corp.); Series 2008, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	1.50%	10/01/2028	8,625	8,625,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	1.50%	11/01/2030	2,220	2,220,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	1.70%	04/01/2047	9,500	9,499,999
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	1.51%	05/01/2037	2,900	2,900,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016, VRD RB (LOC–Bank of China Ltd.)(f)	1.52%	05/01/2050	11,035	11,035,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2017 A, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	05/01/2050	15,000	15,000,000
New York (State of) Housing Finance Agency (572 11th Ave.); Series 2017 A, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	11/01/2049	20,500	20,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	1.75%	11/01/2049	5,000	5,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	11/01/2049	5,340	5,340,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016 B-2, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	11/01/2049	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	1.65%	07/01/2040	$1,660	$1,660,000
University of Texas System Board of Regents; Series 2016 G-1, VRD Financing System RB	1.50%	08/01/2045	50,000	50,000,000
Total Variable Rate Demand Notes (Cost $133,279,999)				133,279,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–74.11% (Cost $1,909,388,147)				1,909,330,734

			Repurchase Amount
Repurchase Agreements–25.98%(g)
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $9,000,380 (collateralized by a U.S. Treasury obligation and a foreign corporate obligation valued at $9,180,070; 1.25%-1.75%; 07/26/2019-12/31/2020)(c)	1.52%	03/01/2018	9,000,380	9,000,000
BMO Capital Markets Corp., agreement dated 02/28/2018, maturing value of $45,001,900 (collateralized by U.S. government sponsored agency obligations and domestic and foreign corporate obligations valued at $47,566,190; 0%-9.70%; 04/17/2018-07/22/2028)(c)	1.52%	03/01/2018	45,001,900	45,000,000
BMO Capital Markets Corp., term agreement dated 01/03/2018, maturing value of $30,080,317 (collateralized by domestic and foreign corporate obligations valued at $32,093,218; 1.45%-10.00%; 05/14/2018-12/15/2032)(c)(h)	1.58%	03/05/2018	30,080,317	30,000,000
Citigroup Global Markets, Inc., joint open agreement dated 12/21/2017 (collateralized by U.S. Treasury obligations, domestic and foreign agency mortgage-backed securities and a foreign corporate obligation valued at $100,980,182; 1.63%-8.50%; 11/30/2020-12/25/2035)(i)	2.48%	—	—	56,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2018, aggregate maturing value of $247,009,400 (collateralized by U.S. Treasury obligations valued at $251,940,215; 1.63%; 05/15/2026)	1.37%	03/01/2018	37,892,137	37,890,695
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $20,006,300 (collateralized by domestic agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $21,751,458; 0.24%-7.07%; 02/10/2022- 09/25/2043)(c)(h)	1.62%	03/06/2018	15,004,725	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $55,016,469 (collateralized by domestic commercial paper and domestic agency mortgage-backed securities valued at $57,756,717; 0.06%-2.14%; 03/08/2018-10/15/2039)(c)(h)	1.54%	03/06/2018	15,004,492	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $75,022,896 (collateralized by a domestic agency mortgage-backed security, a domestic commercial paper and domestic non-agency asset-backed securities valued at $80,707,397; 0.31%-7.07%; 08/17/2018-05/25/2037)(c)(h)	1.57%	03/06/2018	35,010,685	35,000,000
ING Financial Markets, LLC, agreement dated 02/28/2018, maturing value of $46,002,070 (collateralized by domestic and foreign corporate obligations valued at $50,600,437; 2.95%-9.88%; 03/01/2019-03/01/2097)(c)	1.62%	03/01/2018	46,002,070	46,000,000
J.P. Morgan Securities LLC, open agreement dated 12/05/2017 (collateralized by domestic agency mortgage-backed securities valued at $33,000,121; 0%-7.00%; 03/25/2035-10/15/2048)(i)	2.14%	—	—	25,000,000
RBC Capital Markets LLC, agreement dated 02/28/2018, maturing value of $60,002,533 (collateralized by domestic and foreign corporate obligations valued at $63,000,279; 0%-6.15%; 04/30/2018-11/15/2048)(c)	1.52%	03/01/2018	60,002,533	60,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	250,009,653	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2018, maturing value of $35,001,478 (collateralized by foreign corporate obligations valued at $35,700,903; 1.75%-2.13%; 01/18/2022-09/14/2022)	1.52%	03/01/2018	35,001,478	35,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint term agreement dated 01/05/2018, aggregate maturing value of $20,072,334 (collateralized by domestic non-agency mortgage-backed securities and domestic corporate obligations valued at $20,598,104; 0%-3.00%; 05/16/2019-05/15/2027)	2.10%	03/08/2018	$10,036,167	$10,000,000
Total Repurchase Agreements (Cost $669,390,695)				669,390,695
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.09% (Cost $2,578,778,842)				2,578,721,429
OTHER ASSETS LESS LIABILITIES–(0.09)%				(2,415,006)
NET ASSETS–100.00%				$2,576,306,423

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
RB	– Revenue Bonds
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $945,145,210, which represented 36.69% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 16.3%; Netherlands: 12.6%; France: 10.2%; Japan: 10.1%; other countries less than 5% each: 24.4%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	46.4%
8-30	11.6
31-60	8.3
61-90	6.9
91-180	11.9
181+	14.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–42.22%(a)
Asset-Backed Securities — Fully Supported–2.91%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.60%	03/01/2018	$10,000	$9,999,595
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.74%	04/02/2018	2,250	2,246,376
				12,245,971

Asset-Backed Securities — Fully Supported Bank–21.55%
Albion Capital LLC (CEP–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(c)	1.96%	04/23/2018	5,000	4,987,108
Anglesea Funding (Multi–CEP’s)(b)(c)	1.66%	03/01/2018	15,000	14,999,395
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(c)	1.77%	04/12/2018	5,000	4,989,548
Concord Minutemen Capital Co., LLC (Multi–CEP’s)(b)(c)	1.55%	03/01/2018	5,000	4,999,793
Ebury Finance LLC (Multi–CEP’s)(b)(c)	1.45%	03/01/2018	12,000	11,999,503
Gotham Funding Corp. (CEP–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(b)(c)	1.69%	04/03/2018	10,000	9,983,859
Institutional Secured Funding LLC (Multi–CEP’s)(b)(c)	1.54%	03/06/2018	5,000	4,998,741
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	1.73%	04/03/2018	7,000	6,988,748
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(c)	1.65%	03/01/2018	6,270	6,269,726
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(c)	1.68%	03/01/2018	2,500	2,499,891
Mountcliff Funding LLC (Multi–CEP’s)(b)(c)	1.71%	03/05/2018	8,000	7,998,326
Nieuw Amsterdam Receivables Corp. (CEP–Cooperatieve Rabobank UA)(b)(c)	1.63%	03/21/2018	10,000	9,990,544
				90,705,182

Asset-Backed Securities — Multi-Purpose–3.84%
CAFCO, LLC(b)	1.72%	04/09/2018	10,000	9,981,311
CHARTA, LLC(b)	1.71%	04/02/2018	2,100	2,096,730
CHARTA, LLC(b)	1.73%	04/02/2018	1,500	1,497,664
Versailles Commercial Paper LLC(b)	1.90%	04/11/2018	2,600	2,594,573
				16,170,278

Diversified Banks–5.84%
First Abu Dhabi Bank PJSC(b)(c)	1.50%	03/02/2018	10,000	9,999,172
NRW Bank(b)(c)	1.87%	04/23/2018	6,385	6,368,038
Societe Generale S.A.(b)(c)	1.63%	03/05/2018	5,225	5,223,900
Standard Chartered Bank(b)(c)	1.75%	03/23/2018	3,000	2,996,994
				24,588,104

Other Diversified Financial Services–0.48%
ABN AMRO Funding USA LLC(b)(c)	1.65%	03/08/2018	2,000	1,999,311

Regional Banks–4.75%
Danske Corp.(b)(c)	1.65%	03/13/2018	15,000	14,991,577
Landesbank Hessen-Thueringen Girozentrale(b)(c)	1.63%	03/20/2018	5,000	4,995,659
				19,987,236

Specialized Finance–2.85%
CDP Financial Inc.(b)(c)	1.60%	03/08/2018	2,000	1,999,342
Nederlandse Waterschapsbank N.V.(b)(c)	1.71%	04/06/2018	10,000	9,982,589
				11,981,931
Total Commercial Paper (Cost $177,681,262)				177,678,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–14.61%
BMO Harris Bank N.A.(c)	1.68%	03/19/2018	$10,000	$9,999,884
China Construction Bank Corp.(c)	1.77%	03/09/2018	5,000	5,000,162
China Construction Bank Corp.(c)	1.82%	03/26/2018	8,000	8,000,455
Mizuho Bank, Ltd.(c)	1.40%	03/01/2018	14,000	14,000,000
Mizuho Bank, Ltd.(c)	1.45%	03/06/2018	5,000	4,999,968
Norinchukin Bank (The)(c)	1.50%	04/09/2018	9,500	9,497,661
Oversea-Chinese Banking Corp. Ltd.(c)	1.64%	03/19/2018	10,000	10,000,058
Total Certificates of Deposit (Cost $61,496,512)				61,498,188

Variable Rate Demand Notes–12.07%(d)
Credit Enhanced–12.07%
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	1.50%	11/01/2030	2,485	2,485,000
Jets Stadium Development, LLC; Series 2007 A-4C, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(e)	1.60%	04/01/2047	8,000	8,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(e)	1.51%	05/01/2037	3,605	3,605,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(e)	1.57%	01/01/2033	5,115	5,115,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(e)	1.75%	11/01/2049	13,000	13,000,001
Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(e)	1.65%	11/01/2049	2,910	2,910,000
University of Texas System Board of Regents; Subseries 2016 G-1, VRD Financing System RB	1.50%	08/01/2045	10,000	10,000,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC–Wells Fargo Bank, N.A.)(b)(e)	1.60%	01/01/2033	5,700	5,700,000
Total Variable Rate Demand Notes (Cost $50,815,001)				50,815,001
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–68.90% (Cost $289,992,775)				289,991,202

			Repurchase Amount
Repurchase Agreements–31.16%(f)
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $15,000,633 (collateralized by a U.S. Treasury obligation and a foreign corporate obligation valued at $15,300,033; 1.25%-1.75%; 07/26/2019-12/31/2020)(c)	1.52%	03/01/2018	15,000,633	15,000,000
BMO Capital Markets Corp., agreement dated 02/28/2018, maturing value of $9,000,380 (collateralized by U.S. government sponsored agency obligations and domestic and foreign corporate obligations valued at $9,594,527; 0%-9.70%; 04/17/2018-12/15/2032)(c)	1.52%	03/01/2018	9,000,380	9,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2018, maturing value of $10,000,000 (collateralized by domestic commercial paper valued at $10,500,311; 1.41%-2.14%; 03/02/2018-09/10/2018)(c)(g)	1.97%	04/04/2018	10,000,000	10,000,000
ING Financial Markets, LLC, agreement dated 02/28/2018, maturing value of $20,000,900 (collateralized by domestic corporate obligations valued at $22,001,059; 2.95%-10.75%; 03/01/2019-01/15/2043)(c)	1.62%	03/01/2018	20,000,900	20,000,000
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,751,633; 0%-7.63%; 05/01/2020)(h)	1.62%	—	—	15,000,000
RBC Capital Markets LLC, agreement dated 02/28/2018, maturing value of $20,000,844 (collateralized by domestic and foreign corporate obligations valued at $21,000,837; 0%-8.10%; 10/18/2019-01/10/2047)(c)	1.52%	03/01/2018	20,000,844	20,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	32,159,565	32,158,323
Wells Fargo Securities, LLC, agreement dated 02/28/2018, maturing value of $10,000,422 (collateralized by a foreign corporate obligation valued at $10,200,092; 2.13%; 01/18/2022)	1.52%	03/01/2018	10,000,422	10,000,000
Total Repurchase Agreements (Cost $131,158,323)				131,158,323
TOTAL INVESTMENTS IN SECURITIES(i)(j)–100.06% (Cost $421,151,098)				421,149,525
OTHER ASSETS LESS LIABILITIES–(0.06)%				(267,773)
NET ASSETS–100.00%				$420,881,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Invesco STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
LOC	– Letter of Credit
RB	– Revenue Bonds
RN	– Revenue Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $186,516,357, which represented 44.32% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.7%; Japan: 13.9%; Canada: 13.3%; France: 8.1%; China: 5.9%; other countries less than 5% each: 16.5%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	64.1%
8-30	16.6
31-60	19.3
61-90	—
91-180	—
181+	—

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–51.04%
U.S. Treasury Bills–35.60%(a)
U.S. Treasury Bills	1.38%	03/15/2018	$640,000	$639,657,351
U.S. Treasury Bills	1.39%	03/15/2018	65,000	64,964,990
U.S. Treasury Bills	1.35%	03/22/2018	150,000	149,881,787
U.S. Treasury Bills	1.36%	03/22/2018	850,000	849,325,295
U.S. Treasury Bills	1.52%	03/29/2018	1,030,000	1,028,802,337
U.S. Treasury Bills	1.46%	04/05/2018	378,000	377,466,696
U.S. Treasury Bills	1.43%	04/12/2018	40,000	39,933,500
U.S. Treasury Bills	1.44%	04/12/2018	385,000	384,357,692
U.S. Treasury Bills	1.46%	04/19/2018	190,000	189,624,238
U.S. Treasury Bills	1.43%	04/26/2018	250,000	249,446,610
U.S. Treasury Bills	1.44%	04/26/2018	170,000	169,621,845
U.S. Treasury Bills	1.44%	05/03/2018	425,000	423,936,351
U.S. Treasury Bills	1.64%	05/24/2018	335,000	333,721,974
U.S. Treasury Bills	1.67%	05/31/2018	1,015,000	1,010,790,939
U.S. Treasury Bills	1.54%	06/28/2018	72,660	72,292,522
U.S. Treasury Bills	1.59%	07/12/2018	600,000	596,500,991
U.S. Treasury Bills	1.60%	07/19/2018	250,000	248,452,223
U.S. Treasury Bills	1.61%	07/19/2018	625,000	621,112,083
U.S. Treasury Bills	1.63%	07/26/2018	480,000	476,834,601
U.S. Treasury Bills	1.64%	08/02/2018	500,000	496,523,877
U.S. Treasury Bills	1.86%	08/30/2018	530,000	525,118,986
U.S. Treasury Bills	1.87%	08/30/2018	500,000	495,374,166
				9,443,741,054

U.S. Treasury Notes–15.44%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.83%	07/31/2018	429,240	429,239,586
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.82%	10/31/2018	695,000	694,946,742
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.79%	01/31/2019	550,000	550,115,929
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.72%	04/30/2019	1,282,000	1,282,077,118
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.71%	07/31/2019	800,000	799,996,787
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	1.70%	10/31/2019	340,000	340,072,832
				4,096,448,994
Total U.S. Treasury Securities (Cost $13,540,190,048)				13,540,190,048
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–51.04% (Cost $13,540,190,048)				13,540,190,048

			Repurchase Amount
Repurchase Agreements–60.59%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2018, maturing value of $800,030,222 (collateralized by U.S. Treasury obligations valued at $816,000,089; 1.00%-3.13%; 08/31/2018-05/15/2047)	1.36%	03/01/2018	800,030,222	800,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Montreal, joint term agreement dated 02/08/2018, aggregate maturing value of $500,656,250 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0%-3.75%; 03/15/2018-11/15/2047)(d)	1.35%	03/15/2018	$220,288,750	$220,000,000
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $1,250,047,222 (collateralized by U.S. Treasury obligations valued at $1,275,000,002; 0.13%-6.88%; 03/15/2018-05/15/2046)	1.36%	03/01/2018	1,250,047,222	1,250,000,000
CIBC World Markets Corp., agreement dated 02/28/2018, maturing value of $1,000,037,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,109; 1.38%-4.63%; 04/30/2020-11/15/2046)	1.36%	03/01/2018	1,000,037,778	1,000,000,000
Citigroup Global Markets, Inc., term agreement dated 02/22/2018, maturing value of $500,129,306 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%-4.25%; 05/15/2018-11/15/2047)(d)	1.33%	03/01/2018	500,129,306	500,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 02/23/2018, maturing value of $400,105,000 (collateralized by U.S. Treasury obligations valued at $408,000,089; 0.75%-3.13%; 10/31/2018-08/15/2044)(d)	1.35%	03/02/2018	400,105,000	400,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 02/27/2018, maturing value of $500,131,250 (collateralized by U.S. Treasury Obligations valued at $510,000,022; 0%-2.50%; 05/31/2018-01/31/2025)(d)	1.35%	03/06/2018	500,131,250	500,000,000
DNB Bank ASA, agreement dated 02/28/2018, maturing value of $1,100,041,861 (collateralized by U.S. Treasury obligations valued at $1,122,000,043; 1.50%-2.50%; 08/31/2018-11/15/2024)	1.37%	03/01/2018	1,100,041,861	1,100,000,000
Fixed Income Clearing Corp. — Bank of New York Mellon (The), agreement dated 02/28/2018, maturing value of $400,015,222 (collateralized by U.S. Treasury obligations valued at $408,000,094; 1.38%-2.25%; 06/30/2023-05/15/2025)	1.37%	03/01/2018	400,015,222	400,000,000
HSBC Securities (USA) Inc., term agreement dated 02/27/2018, maturing value of $400,105,000 (collateralized by U.S. Treasury Obligations valued at $408,003,950; 0.13%; 04/15/2020-04/15/2021)(d)	1.35%	03/06/2018	400,105,000	400,000,000
ING Financial Markets, LLC, term agreement dated 02/23/2018, maturing value of $100,026,056 (collateralized by U.S. Treasury obligations valued at $102,000,037; 0.50%-4.38%; 06/30/2019-11/15/2047)(d)	1.34%	03/02/2018	100,026,056	100,000,000
J.P. Morgan Securities LLC, agreement dated 02/28/2018, maturing value of $250,009,444 (collateralized by U.S. Treasury obligations valued at $255,003,742; 1.50%-2.00%; 05/31/2020-02/15/2022)	1.36%	03/01/2018	250,009,444	250,000,000
Lloyds Bank PLC, joint term agreement dated 01/17/2018, aggregate maturing value of $501,286,250 (collateralized by U.S. Treasury obligations valued at $506,502,144; 1.00%-7.63%; 11/30/2019-02/15/2026)	1.47%	03/22/2018	210,540,225	210,000,000
Lloyds Bank PLC, joint term agreement dated 02/23/2018, aggregate maturing value of $500,575,556 (collateralized by U.S. Treasury obligations valued at $509,956,295; 0.88%-7.50%; 07/15/2018-11/15/2024)	1.48%	03/26/2018	205,235,978	205,000,000
Lloyds Bank PLC, term agreement dated 02/16/2018, maturing value of $250,287,778 (collateralized by U.S. Treasury obligations valued at $255,090,769; 1.50%-2.13%; 05/31/2020-11/15/2022)	1.48%	03/20/2018	250,287,778	250,000,000
Lloyds Bank PLC, term agreement dated 02/20/2018, maturing value of $300,357,667 (collateralized by U.S. Treasury obligations valued at $305,996,254; 1.75%-2.63%; 10/31/2020-08/15/2025)	1.48%	03/22/2018	300,357,667	300,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 02/28/2018, maturing value of $150,005,708 (collateralized by a U.S. Treasury obligation valued at $153,000,074; 1.63%; 11/15/2022)	1.37%	03/01/2018	150,005,708	150,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/28/2018, aggregate maturing value of $1,200,334,267 (collateralized by U.S. Treasury obligations valued at $1,233,979,365; 0%-4.50%; 03/29/2018-02/15/2043)(d)	1.39%	03/07/2018	510,139,930	510,002,087
Mitsubishi UFJ Trust and Banking Corp., joint term agreement dated 02/28/2018, aggregate maturing value of $2,308,440,738 (collateralized by U.S. Treasury obligations valued at $2,358,620,162; 1.63%-2.25%; 08/31/2022-02/15/2027)(d)	1.40%	03/07/2018	941,818,814	941,562,500
National Australia Bank Ltd., joint term agreement dated 02/27/2018, aggregate maturing value of $500,133,194 (collateralized by U.S. Treasury obligations valued at $509,532,574; 0.13%-2.13%; 04/15/2019-11/30/2023)(d)	1.37%	03/06/2018	250,066,597	250,000,000
Natixis, agreement dated 02/28/2018, maturing value of $750,028,333 (collateralized by U.S. Treasury obligations valued at $765,000,038; 0%—8.50%; 04/15/2018—08/15/2047)	1.36%	03/01/2018	750,028,333	750,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Natixis, term agreement dated 02/23/2018, maturing value of $500,130,278 (collateralized by U.S. Treasury obligations valued at $510,000,040; 0%-8.75%; 04/15/2018-08/15/2047)(d)	1.34%	03/02/2018	$500,130,278	$500,000,000
Natixis, term agreement dated 02/28/2018, maturing value of $750,201,250 (collateralized by U.S. Treasury obligations valued at $765,000,007; 0.13%-8.75%; 05/31/2018-05/15/2045)(d)	1.38%	03/07/2018	750,201,250	750,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2018, maturing value of $313,663,122 (collateralized by U.S. Treasury obligations valued at $321,638,491; 0%-2.50%; 11/15/2025-02/15/2045)	1.42%	03/01/2018	313,663,122	313,650,750
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2018, maturing value of $113,191,965 (collateralized by U.S. Treasury obligations valued at $116,584,000; 0%; 08/15/2033-02/15/2045)	1.42%	03/01/2018	113,191,965	113,187,500
Royal Bank of Canada, agreement dated 02/28/2018, maturing value of $50,001,889 (collateralized by a U.S. Treasury obligation valued at $51,000,055; 1.13%; 02/28/2021)	1.36%	03/01/2018	50,001,889	50,000,000
Royal Bank of Canada, term agreement dated 02/09/2018, maturing value of $751,161,667 (collateralized by U.S. Treasury obligations valued at $765,000,045; 0.13%-7.63%; 04/15/2019-05/15/2046)(d)	1.36%	03/22/2018	751,161,667	750,000,000
Societe Generale, open agreement dated 04/27/2017 (collateralized by U.S. Treasury Obligations valued at $1,020,000,025; 0%-7.63%; 03/29/2018-02/15/2048)(e)	1.32%	—	—	1,000,000,000
Societe Generale, term agreement dated 01/19/2018, maturing value of $200,482,222 (collateralized by U.S. Treasury obligations valued at $204,000,031; 0%-3.13%; 07/12/2018-02/15/2048)	1.40%	03/22/2018	200,482,222	200,000,000
Societe Generale, term agreement dated 02/22/2018, maturing value of $100,026,444 (collateralized by U.S. Treasury obligations valued at $102,000,096; 0%-7.63%; 03/29/2018-05/15/2047)(d)	1.36%	03/01/2018	100,026,444	100,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $1,000,038,056 (collateralized by U.S. Treasury obligations valued at $1,020,099,558; 3.63%; 02/15/2020)	1.37%	03/01/2018	546,072,192	546,051,411
TD Securities (USA) LLC, agreement dated 02/28/2018, maturing value of $500,018,750 (collateralized by U.S. Treasury obligations valued at $510,000,055; 0%-4.75%; 03/01/2018-08/15/2047)	1.35%	03/01/2018	500,018,750	500,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2018, maturing value of $565,021,188 (collateralized by U.S. Treasury obligations valued at $576,300,016; 0%-2.75%; 06/28/2018-02/28/2025)	1.35%	03/01/2018	565,021,188	565,000,000
Wells Fargo Securities, LLC, term agreement dated 02/23/2018, maturing value of $200,052,111 (collateralized by U.S. Treasury obligations valued at $204,000,092; 0.13%-9.13%; 05/15/2018-05/15/2044)(d)	1.34%	03/02/2018	200,052,111	200,000,000
Total Repurchase Agreements (Cost $16,074,454,248)				16,074,454,248
TOTAL INVESTMENTS IN SECURITIES(f)–111.63% (Cost $29,614,644,296)				29,614,644,296
OTHER ASSETS LESS LIABILITIES–(11.63)%				(3,085,939,665)
NET ASSETS–100.00%				$26,528,704,631

Notes to Schedule of Investments:

(a)	Securities traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	44.6%
8-30	14.7
31-60	5.3
61-90	2.9
91-180	14.9
181+	17.6

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–34.70%
Federal Farm Credit Bank (FFCB)–2.81%
Unsec. Bonds (1 mo. USD LIBOR + 0.12%)(a)	1.71%	03/21/2018	$20,000	$20,000,503
Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(a)	1.52%	12/04/2019	125,000	124,994,253
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.51%	12/16/2019	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.52%	09/25/2019	110,000	109,990,654
Unsec. Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.46%	12/06/2018	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.45%	04/11/2019	75,000	75,000,000
Unsec. Bonds (3 mo. USD LIBOR)(a)	1.80%	05/09/2018	9,500	9,503,327
Unsec. Bonds (3 mo. USD LIBOR - 0.03%)(a)	1.46%	03/02/2018	40,000	40,000,179
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.53%	08/28/2019	145,000	144,978,793
				744,467,709

Federal Home Loan Bank (FHLB)–29.28%
Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(a)	1.53%	09/18/2019	50,000	50,016,548
Unsec. Bonds (1 mo. USD LIBOR - 0.07%)(a)	1.52%	02/15/2019	280,000	280,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.07%)(a)	1.52%	02/19/2019	75,000	75,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.57%	02/28/2019	235,000	235,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.50%	03/06/2019	246,000	246,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.52%	08/22/2019	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.49%	01/11/2019	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	01/14/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.53%	01/25/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	05/17/2019	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	06/06/2019	150,000	150,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	06/14/2019	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	07/17/2019	72,000	72,001,467
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	08/14/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(a)	1.49%	12/21/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(a)	1.49%	04/18/2019	85,000	85,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.52%	07/26/2018	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.47%	08/01/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.49%	04/22/2019	285,000	285,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.47%	12/14/2018	404,000	404,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	10/10/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.49%	10/26/2018	193,000	193,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	11/05/2018	115,000	115,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	11/09/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.46%	11/15/2018	220,000	220,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.44%	07/03/2018	300,000	300,000,044
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.45%	10/12/2018	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.46%	10/19/2018	200,000	200,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.17%)(a)	1.34%	03/06/2018	225,000	225,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.17%)(a)	1.37%	03/09/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.18%)(a)	1.43%	03/19/2018	145,000	145,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.39%	03/19/2018	175,000	175,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.39%	03/19/2018	$100,000	$100,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.26%)(a)	1.45%	04/12/2018	220,000	220,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.26%)(a)	1.46%	04/13/2018	225,000	224,999,928
Unsec. Bonds (3 mo. USD LIBOR - 0.27%)(a)	1.48%	04/20/2018	86,000	85,999,083
Unsec. Bonds (3 mo. USD LIBOR - 0.27%)(a)	1.47%	04/23/2018	140,000	139,998,964
Unsec. Bonds (3 mo. USD LIBOR - 0.31%)(a)	1.53%	08/15/2018	58,000	57,990,091
Unsec. Bonds (3 mo. USD LIBOR - 0.35%)(a)	1.44%	05/08/2018	230,000	230,000,349
Unsec. Disc. Notes(b)	1.40%	03/16/2018	45,267	45,240,594
Unsec. Disc. Notes(b)	1.59%	04/13/2018	10,800	10,779,489
Unsec. Disc. Notes(b)	1.59%	04/17/2018	50,000	49,896,209
Unsec. Disc. Notes(b)	1.60%	04/18/2018	51,400	51,290,960
Unsec. Disc. Notes(b)	1.60%	04/20/2018	33,300	33,226,024
Unsec. Disc. Notes(b)	1.61%	04/25/2018	100,000	99,755,097
Unsec. Global Bonds (1 mo. USD LIBOR - 0.05%)(a)	1.53%	07/12/2018	200,000	200,026,232
Unsec. Global Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.50%	03/01/2019	165,000	165,002,873
Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	06/14/2019	30,000	30,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.49%	07/08/2019	150,000	150,009,428
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.47%	12/21/2018	150,000	150,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.47%	11/19/2018	120,000	120,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.48%	04/06/2018	136,000	136,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.35%)(a)	1.45%	05/09/2018	100,000	100,000,000
				7,750,233,380

Federal Home Loan Mortgage Corp. (FHLMC)–0.79%
Unsec. Disc. Notes(b)	1.38%	03/19/2018	160,000	159,889,600
Unsec. Medium-Term Notes (1 mo. USD LIBOR - 0.10%)(a)	1.48%	08/08/2019	50,000	50,000,000
				209,889,600

Federal National Mortgage Association (FNMA)–0.49%
Unsec. Disc. Notes(b)	1.38%	03/14/2018	130,000	129,935,217

Overseas Private Investment Corp. (OPIC)–1.33%
Sec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	11/15/2028	97,727	97,727,273
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	06/15/2025	24,000	24,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	09/15/2020	116,000	116,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	07/15/2025	39,167	39,166,667
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.70%	05/15/2030	10,452	10,452,000
Unsec. Gtd. VRD COP Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.62%	07/09/2026	43,350	43,350,000
				350,695,940
Total U.S. Government Sponsored Agency Securities (Cost $9,185,221,846)				9,185,221,846

U.S. Treasury Securities–21.74%
U.S. Treasury Bills–20.11%(b)
U.S. Treasury Bills	1.14%	03/15/2018	350,000	349,845,378
U.S. Treasury Bills	1.32%	03/15/2018	160,000	159,917,866
U.S. Treasury Bills	1.38%	03/15/2018	687,000	686,632,127
U.S. Treasury Bills	1.39%	03/15/2018	120,000	119,935,367
U.S. Treasury Bills	1.35%	03/22/2018	150,000	149,881,787
U.S. Treasury Bills	1.36%	03/22/2018	250,000	249,801,615

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–(continued)
U.S. Treasury Bills	1.50%	03/29/2018	$600,000	$599,302,332
U.S. Treasury Bills	1.43%	04/05/2018	178,000	177,753,396
U.S. Treasury Bills	1.46%	04/05/2018	210,000	209,703,720
U.S. Treasury Bills	1.23%	04/12/2018	400,000	399,430,667
U.S. Treasury Bills	1.64%	05/24/2018	335,000	333,721,974
U.S. Treasury Bills	1.59%	07/12/2018	400,000	397,666,958
U.S. Treasury Bills	1.60%	07/19/2018	125,000	124,226,111
U.S. Treasury Bills	1.61%	07/19/2018	375,000	372,667,639
U.S. Treasury Bills	1.63%	07/26/2018	300,000	298,021,626
U.S. Treasury Bills	1.64%	08/02/2018	400,000	397,219,038
U.S. Treasury Bills	1.85%	08/30/2018	300,000	297,235,875
				5,322,963,476

U.S. Treasury Notes–1.63%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(a)	1.65%	01/31/2020	60,000	59,998,850
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(a)	1.71%	07/31/2019	370,000	370,015,134
				430,013,984
Total U.S. Treasury Securities (Cost $5,752,977,460)				5,752,977,460
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements) (Cost $14,938,199,306)				14,938,199,306

			Repurchase Amount
Repurchase Agreements–47.00%(d)
ABN AMRO Bank N.V., agreement dated 02/28/2018, maturing value of $700,026,833 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $714,000,032; 1.25%-6.50%; 10/31/2018-12/01/2047)	1.38%	03/01/2018	700,026,833	700,000,000
Bank of Montreal, joint term agreement dated 02/08/2018, aggregate maturing value of $500,656,250 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0%-3.75%; 03/15/2018-11/15/2047)(e)	1.35%	03/15/2018	220,288,750	220,000,000
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $200,007,667 (collateralized by U.S. government sponsored agency obligations valued at $204,000,000; 2.65%-4.50%; 05/01/2035-09/01/2047)	1.38%	03/01/2018	200,007,667	200,000,000
CIBC World Markets Corp., agreement dated 02/28/2018, maturing value of $1,075,041,208 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,096,500,092; 1.38%-5.50%; 04/30/2020-01/01/2048)	1.38%	03/01/2018	1,075,041,208	1,075,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2018, aggregate maturing value of $400,015,111 (collateralized by U.S. Treasury obligations valued at $408,000,000; 0%; 11/15/2018-08/15/2045)	1.36%	03/01/2018	200,007,556	200,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/22/2018, aggregate maturing value of $250,066,111 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $255,000,007; 1.50%-3.50%; 05/31/2020-08/01/2047)(e)	1.36%	03/01/2018	135,035,700	135,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2018, aggregate maturing value of $500,133,194 (collateralized by U.S. government sponsored agency obligations valued at $510,000,000; 3.00%-5.00%; 04/01/2027-03/01/2048)(e)	1.37%	03/02/2018	250,066,597	250,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 02/27/2018, maturing value of $250,066,111 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $255,000,062; 1.88%-3.50%; 08/31/2022-02/01/2048)(e)	1.36%	03/06/2018	250,066,111	250,000,000
DNB Bank ASA, agreement dated 02/28/2018, maturing value of $300,011,417 (collateralized by U.S. Treasury obligations valued at $306,000,088; 0.13%-1.88%; 06/15/2020-05/31/2022)	1.37%	03/01/2018	300,011,417	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. — Bank of New York Mellon (The), agreement dated 02/28/2018, maturing value of $400,015,222 (collateralized by U.S. Treasury obligations valued at $408,000,078; 2.00%-3.00%; 02/15/2022-05/15/2047)	1.37%	03/01/2018	$400,015,222	$400,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2018, aggregate maturing value of $100,003,833 (collateralized by domestic agency mortgage-backed securities valued at $102,000,000; 2.50%-4.50%; 09/01/2018-02/01/2048)	1.38%	03/01/2018	60,002,300	60,000,000
ING Financial Markets, LLC, joint term agreement dated 02/23/2018, aggregate maturing value of $250,066,111 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.00%-5.50%; 02/01/2021-01/01/2048)(e)	1.36%	03/02/2018	85,022,478	85,000,000
ING Financial Markets, LLC, joint term agreement dated 12/14/2017, maturing value of $376,429,167 (collateralized by U.S. government sponsored agency obligations valued at $382,500,001; 2.00%-5.50%; 04/01/2020-02/01/2048)	1.40%	03/22/2018	306,162,389	305,000,000
ING Financial Markets, LLC, term agreement dated 12/15/2017, maturing value of $75,285,833 (collateralized by domestic agency mortgage-backed securities valued at $76,500,000; 1.70%-4.50%; 10/01/2027-02/01/2048)	1.40%	03/23/2018	75,285,833	75,000,000
Lloyds Bank PLC, joint term agreement dated 01/17/2018, aggregate maturing value of $501,286,250 (collateralized by U.S. Treasury obligations valued at $506,502,144; 1.00%-7.63%; 11/30/2019-02/15/2026)	1.47%	03/22/2018	225,578,813	225,000,000
Lloyds Bank PLC, joint term agreement dated 02/23/2018, aggregate maturing value of $500,575,556 (collateralized by U.S. Treasury obligations valued at $509,956,295; 0.88%-7.50%; 07/15/2018-11/15/2024)	1.48%	03/26/2018	225,259,000	225,000,000
Lloyds Bank PLC, joint term agreement dated 12/04/2017, aggregate maturing value of $501,794,722 (collateralized by U.S. Treasury obligations valued at $513,607,959; 1.38%-6.13%; 06/30/2020-11/15/2027)	1.42%	03/05/2018	361,292,200	360,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/28/2018, aggregate maturing value of $1,200,334,267 (collateralized by U.S. Treasury obligations valued at $1,233,979,365; 0%-4.50%; 03/29/2018-02/15/2043)(e)	1.39%	03/07/2018	500,136,264	500,001,125
Mitsubishi UFJ Trust and Banking Corp., joint term agreement dated 02/28/2018, aggregate maturing value of $2,308,440,738 (collateralized by U.S. Treasury obligations valued at $2,358,620,162; 1.63%-2.25%; 08/31/2022-02/15/2027)(e)	1.40%	03/07/2018	1,074,729,986	1,074,437,500
National Australia Bank Ltd., joint term agreement dated 02/27/2018, aggregate maturing value of $500,133,194 (collateralized by U.S. Treasury obligations valued at $509,532,574; 0.13%-2.13%; 04/15/2019-11/30/2023)(e)	1.37%	03/06/2018	250,066,597	250,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2018, maturing value of $365,536,918 (collateralized by U.S. Treasury obligations valued at $375,976,160; 0%; 02/15/2026-05/15/2045)	1.42%	03/01/2018	365,539,918	365,522,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2018, maturing value of $60,377,381 (collateralized by U.S. Treasury obligations valued at $61,868,000; 0%; 08/15/2033)	1.42%	03/01/2018	60,377,381	60,375,000
RBC Capital Markets LLC, joint term agreement dated 02/28/2018, aggregate maturing value of $1,000,000,000 (collateralized by U.S. government sponsored agency obligations valued at $1,020,000,000; 0%-7.50%; 03/25/2018-11/25/2057)(a)(e)	1.42%	04/30/2018	590,000,000	590,000,000
Royal Bank of Canada, joint term agreement dated 02/08/2018, aggregate maturing value of $1,101,339,556 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,122,000,000; 1.88%-7.00%; 01/31/2022-11/15/2057)(e)	1.37%	03/12/2018	891,083,822	890,000,000
Royal Bank of Canada, term agreement dated 02/23/2018, maturing value of $75,019,833 (collateralized by domestic agency mortgage-backed securities valued at $76,500,000; 3.50%-4.50%; 02/01/2029-01/01/2048)(e)	1.36%	03/02/2018	75,019,833	75,000,000
Societe Generale, joint open agreement dated 04/27/2017 (collateralized by U.S. Government sponsered agency obligations and U.S. Treasury obligations valued at $1,530,000,152; 0%-7.63%; 03/29/2018-11/20/2064)(f)	1.34%	—	—	1,115,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $1,000,038,056 (collateralized by U.S. Treasury obligations valued at $1,020,099,558; 3.63%; 02/15/2020)	1.37%	03/01/2018	453,965,864	453,948,589

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	$1,274,728,301	$1,274,679,084
Wells Fargo Securities, LLC, joint agreement dated 02/28/2018, aggregate maturing value of $760,028,922 (collateralized by U.S. government sponsored agency obligations valued at $775,200,000; 4.00%; 07/01/2047-03/01/2048)	1.37%	03/01/2018	725,027,590	725,000,000
Total Repurchase Agreements (Cost $12,438,963,798)				12,438,963,798
TOTAL INVESTMENTS IN SECURITIES(g)–103.44% (Cost $27,377,163,104)				27,377,163,104
OTHER ASSETS LESS LIABILITIES–(3.44)%				(910,581,357)
NET ASSETS–100.00%				$26,466,581,747

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
LIBOR	– London Interbank Offered Rate
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amounts and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	44.7%
8-30	14.7
31-60	6.7
61-90	2.5
91-180	8.9
181+	22.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–110.23%
U.S. Treasury Bills–88.61%(a)
U.S. Treasury Bills	1.15%	03/01/2018	$75,000	$75,000,000
U.S. Treasury Bills	1.16%	03/01/2018	65,400	65,400,000
U.S. Treasury Bills	1.23%	03/08/2018	5,000	4,998,809
U.S. Treasury Bills	1.28%	03/08/2018	40,700	40,690,040
U.S. Treasury Bills	1.29%	03/08/2018	3,900	3,899,022
U.S. Treasury Bills	1.14%	03/15/2018	18,900	18,891,651
U.S. Treasury Bills	1.31%	03/15/2018	3,300	3,298,325
U.S. Treasury Bills	1.32%	03/15/2018	5,000	4,997,433
U.S. Treasury Bills	1.38%	03/15/2018	123,000	122,933,990
U.S. Treasury Bills	1.36%	03/22/2018	160,800	160,672,463
U.S. Treasury Bills	1.37%	03/22/2018	24,800	24,780,181
U.S. Treasury Bills	1.18%	03/29/2018	9,309	9,300,529
U.S. Treasury Bills	1.50%	03/29/2018	100,000	99,883,722
U.S. Treasury Bills	1.20%	04/05/2018	10,000	9,988,431
U.S. Treasury Bills	1.31%	04/05/2018	600	599,236
U.S. Treasury Bills	1.43%	04/05/2018	26,000	25,963,979
U.S. Treasury Bills	1.46%	04/05/2018	39,500	39,444,269
U.S. Treasury Bills	1.23%	04/12/2018	10,000	9,985,766
U.S. Treasury Bills	1.44%	04/12/2018	15,000	14,974,975
U.S. Treasury Bills	1.48%	04/12/2018	17,400	17,369,936
U.S. Treasury Bills	1.51%	04/12/2018	32,100	32,043,432
U.S. Treasury Bills	1.56%	04/12/2018	100,000	99,818,000
U.S. Treasury Bills	1.25%	04/19/2018	10,000	9,983,122
U.S. Treasury Bills	1.41%	04/19/2018	8,700	8,683,363
U.S. Treasury Bills	1.46%	04/19/2018	10,000	9,980,223
U.S. Treasury Bills	1.48%	04/19/2018	15,000	14,969,885
U.S. Treasury Bills	1.44%	04/26/2018	30,000	29,933,267
U.S. Treasury Bills	1.51%	05/10/2018	30,000	29,912,500
U.S. Treasury Bills	1.55%	05/10/2018	20,000	19,940,111
U.S. Treasury Bills	1.64%	05/24/2018	20,000	19,923,700
U.S. Treasury Bills	1.65%	05/31/2018	30,000	29,875,633
U.S. Treasury Bills	1.54%	06/28/2018	30,000	29,848,275
U.S. Treasury Bills	1.59%	07/12/2018	40,000	39,767,065
U.S. Treasury Bills	1.61%	07/19/2018	40,000	39,751,111
U.S. Treasury Bills	1.61%	07/26/2018	10,000	9,934,830
U.S. Treasury Bills	1.63%	07/26/2018	15,000	14,901,081
U.S. Treasury Bills	1.64%	08/02/2018	15,000	14,895,729
U.S. Treasury Bills	1.83%	08/30/2018	10,000	9,907,863
				1,217,141,947

U.S. Treasury Notes–21.62%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	1.84%	04/30/2018	40,000	40,019,016
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.83%	07/31/2018	53,000	53,004,957
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.82%	10/31/2018	35,000	35,000,667

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.79%	01/31/2019	$49,000	$49,009,376
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.72%	04/30/2019	38,000	38,003,128
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.71%	07/31/2019	19,000	18,999,279
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	1.70%	10/31/2019	47,000	47,005,869
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	1.65%	01/31/2020	16,000	15,997,955
				297,040,247
TOTAL INVESTMENTS IN SECURITES–110.23% (Cost $1,514,182,194)				1,514,182,194
OTHER ASSETS LESS LIABILITIES–(10.23)%				(140,545,490)
NET ASSETS–100.00%				$1,373,636,704

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	9.3%
8-30	32.6
31-60	21.4
61-90	7.3
91-180	15.3
181+	14.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.89%
Alabama–4.19%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	1.09%	07/01/2040	$8,405	$8,405,000

Arizona–1.80%
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	1.09%	06/15/2031	1,975	1,975,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	1.09%	06/15/2031	1,640	1,640,000
				3,615,000

California–3.43%
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.97%	05/01/2034	4,170	4,170,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	1.03%	08/01/2042	2,700	2,700,000
				6,870,000

Colorado–0.82%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	02/01/2031	908	908,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	07/01/2034	735	735,000
				1,643,000

Delaware–2.04%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.11%	09/01/2036	3,085	3,085,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.09%	05/01/2036	1,005	1,005,000
				4,090,000

District of Columbia–1.50%
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)	1.09%	10/01/2039	3,000	3,000,000

Florida–5.96%
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(a)(b)	1.09%	10/01/2050	3,800	3,800,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.15%	11/01/2036	2,445	2,445,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.12%	07/01/2032	1,735	1,735,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(a)(b)	1.13%	11/01/2038	3,960	3,960,000
				11,940,000

Georgia–5.14%
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	1.01%	09/01/2035	4,190	4,190,000
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.07%	01/01/2030	2,000	2,000,000
Series 2010 A, Ref. VRD PCR (LOC–Bank of Montreal)(a)(b)	1.12%	01/01/2036	3,000	3,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	09/01/2020	1,100	1,100,000
				10,290,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–4.16%
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	1.17%	08/01/2030	$3,400	$3,400,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	1.05%	12/01/2046	4,935	4,935,000
				8,335,000

Indiana–8.09%
Huntington (City of) (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	08/01/2037	5,240	5,240,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	1.23%	06/01/2035	7,385	7,385,000
Purdue University; Series 2011 A, VRD COP(a)	1.04%	07/01/2035	3,082	3,081,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.09%	10/01/2019	500	500,000
				16,206,500

Louisiana–1.52%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	1.07%	07/01/2047	1,490	1,490,000
New Orleans (Port of) Board of Commissioners; Series 2010, Ref. VRD Subordinate Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.12%	06/01/2034	625	625,000
St. James (Parish of) (NuStar Logistics, L.P.); Series 2010 B, VRD RB (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)	1.13%	12/01/2040	930	930,000
				3,045,000

Massachusetts–1.72%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	1.10%	10/01/2038	1,650	1,650,000
Massachusetts (State of); Series 2017 B, Limited Tax GO RAN	2.00%	05/21/2018	1,800	1,804,523
				3,454,523

Michigan–1.16%
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	1.10%	01/15/2026	445	445,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.10%	03/01/2031	1,885	1,885,000
				2,330,000

Minnesota–4.47%
Burnsville (City of) (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	1.17%	10/15/2033	1,175	1,175,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	1.18%	11/15/2031	3,465	3,465,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	1.07%	11/01/2035	4,180	4,180,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	1.07%	10/01/2033	138	138,000
				8,958,000

Mississippi–3.94%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	1.15%	12/01/2030	150	150,000
Series 2010 C, VRD Gulf Opportunity Zone IDR(a)	1.09%	12/01/2030	2,035	2,035,000
Series 2010 E, VRD Gulf Opportunity Zone IDR(a)	1.09%	12/01/2030	5,700	5,700,000
				7,885,000

Missouri–3.11%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	1.09%	11/01/2037	525	525,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	1.10%	08/01/2038	1,245	1,245,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(b)	1.14%	02/01/2031	$3,860	$3,860,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	1.19%	12/01/2019	595	595,000
				6,225,000

Nevada–2.02%
Truckee Meadows Water Authority; Series 2006 B, Commercial Paper Notes (LOC–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(b)	1.25%	05/15/2018	4,050	4,050,000

New York–7.90%
Metropolitan Transportation Authority;
Subseries 2005 D-1, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(b)	1.13%	11/01/2035	4,980	4,980,000
Subseries 2005 D-2, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(b)	1.11%	11/01/2035	3,290	3,290,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC–Mizuho Bank, Ltd.)(a)(b)	1.07%	05/01/2039	2,000	2,000,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)	1.18%	05/01/2050	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	1.17%	11/01/2049	4,550	4,550,000
				15,820,000

North Carolina–0.90%
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC–TD Bank, N.A.)(a)(b)(c)	1.05%	05/01/2036	1,800	1,800,000

Oregon–1.72%
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	1.12%	08/01/2034	3,450	3,450,000

Pennsylvania–4.05%
Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(a)(b)	1.11%	11/01/2039	422	422,000
Derry (Township of) Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N. A.)(a)(b)	1.10%	11/01/2030	500	500,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	1.09%	03/01/2030	2,795	2,795,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.11%	10/15/2025	1,370	1,370,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	1.10%	09/01/2028	1,886	1,886,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	1.09%	11/01/2029	600	600,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(b)	1.10%	07/01/2027	550	550,000
				8,123,000

Texas–13.64%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	1.11%	08/01/2035	6,405	6,405,000
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(a)	1.10%	11/01/2041	1,300	1,300,000
Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.12%	02/15/2042	635	635,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	1.09%	01/01/2049	4,215	4,215,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.09%	04/01/2026	2,722	2,722,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	1.09%	05/01/2042	2,150	2,150,000
Texas (State of); Series 2017, TRAN	4.00%	08/30/2018	5,700	5,786,681
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.98%	08/01/2025	4,120	4,120,000
				27,333,681

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–3.25%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)	1.13%	11/01/2024	$3,612	$3,612,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	1.15%	04/01/2042	2,900	2,900,000
				6,512,000

Virginia–2.99%
Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	1.10%	08/01/2037	2,500	2,500,000
University of Virginia; Series 2018 A, Commercial Paper Notes	1.12%	03/08/2018	3,500	3,500,000
				6,000,000

Washington–2.10%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	1.13%	09/01/2049	4,200	4,200,000

West Virginia–2.09%
Cabell (County of) (Provident Group — Marshall Properties LLC — Marshall University); Series 2010 A, VRD University Facilities RB (LOC–Bank of America, N.A.)(a)(b)	1.15%	07/01/2039	1,050	1,050,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	1.12%	01/01/2034	3,130	3,130,000
				4,180,000

Wisconsin–3.18%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	1.11%	10/01/2042	4,220	4,220,000
Milwaukee (City of); Series 2017 M-11, School RAN	5.00%	09/27/2018	2,100	2,147,828
				6,367,828

Wyoming–2.00%
Lincoln (County of) (ExxonMobil); Series 2014, Ref. VRD PCR(a)	1.14%	10/01/2044	4,000	4,000,000
TOTAL INVESTMENTS IN SECURITIES(e)(f)–98.89% (Cost $198,128,532)				198,128,532
OTHER ASSETS LESS LIABILITIES–1.11%				2,218,294
NET ASSETS–100.00%				$200,346,826

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(d)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2018 represented 1.70% of the Fund’s Net Assets.
(e)	Also represents cost for federal income tax purposes.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Federal Home Loan Bank	5.4%

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	91.2%
8-30	1.8
31-60	—
61-90	3.0
91-180	—
181+	4.0

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Assets:
Investments in securities, at value	$1,909,330,734	$289,991,202	$13,540,190,048	$14,938,199,306	$1,514,182,194	$198,128,532
Repurchase agreements	669,390,695	131,158,323	16,074,454,248	12,438,963,798	—	—
Receivable for:
Investments sold	—	—	—	—	—	2,005,054
Interest	1,213,123	169,887	6,559,557	12,936,490	398,418	334,292
Fund expenses absorbed	—	—	192,515	65,153	20,469	5,441
Investment for trustee deferred compensation and retirement plans	3,820,079	1,063,222	2,266,349	1,031,485	131,441	378,349
Other assets	40,994	179,475	118,329	422,732	52,131	73,560
Total assets	2,583,795,625	422,562,109	29,623,781,046	27,391,618,964	1,514,784,653	200,925,228

Liabilities:
Payable for:
Investments purchased	—	—	3,060,086,427	896,538,207	139,667,218	—
Amount due custodian	—	—	6,512,475	927,423	6,660	—
Dividends	3,053,548	453,959	24,912,470	25,692,274	1,264,683	116,102
Accrued fees to affiliates	34,807	2,535	684,843	572,024	31,362	15,740
Accrued trustees’ and officer’s fees and benefits	3,986	4,082	52,471	56,456	6,003	4,238
Accrued operating expenses	102,202	37,920	210,418	20,051	25,744	23,275
Trustee deferred compensation and retirement plans	4,294,659	1,181,861	2,617,311	1,230,782	146,279	419,048
Total liabilities	7,489,202	1,680,357	3,095,076,415	925,037,217	141,147,949	578,403
Net assets applicable to shares outstanding	$2,576,306,423	$420,881,752	$26,528,704,631	$26,466,581,747	$1,373,636,704	$200,346,825

Net assets consist of:
Shares of beneficial interest	$2,576,230,027	$420,112,540	$26,528,016,990	$26,466,509,242	$1,373,702,289	$200,509,685
Undistributed net investment income	125,723	768,843	445,995	208,988	(12,543)	(104,955)
Undistributed net realized gain (loss)	8,085	1,942	241,646	(136,483)	(53,042)	(57,905)
Net unrealized appreciation (depreciation)	(57,412)	(1,573)	—	—	—	—
	$2,576,306,423	$420,881,752	$26,528,704,631	$26,466,581,747	$1,373,636,704	$200,346,825
Cost of Investments	$2,578,778,842	$421,151,098	$29,614,644,296	$27,377,163,104	$1,514,182,194	$198,128,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

February 28, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$2,545,619,200	$416,671,336	$24,044,592,088	$25,046,080,286	$1,328,658,137	$112,865,021
Private Investment Class	$6,410,598	$1,862,844	$630,268,529	$393,539,939	$1,259,294	$37,329,458
Personal Investment Class	$11,224	$612,548	$150,315,301	$8,429,471	$70,230	$10,004
Cash Management Class	$14,111,801	$1,061,449	$469,528,618	$265,460,441	$1,617,958	$24,123,366
Reserve Class	$776,448	$468,867	$283,039,048	$324,550,598	$41,926,357	$17,381,439
Resource Class	$1,061,004	$184,485	$582,365,227	$234,625,399	$94,604	$8,627,532
Corporate Class	$8,316,148	$20,223	$368,595,820	$193,895,613	$10,124	$10,005

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,545,292,041	416,671,862	24,043,288,291	25,045,904,613	1,328,666,526	112,850,643
Private Investment Class	6,409,785	1,862,847	630,235,060	393,537,172	1,259,260	37,324,700
Personal Investment Class	11,223	612,549	150,307,355	8,429,412	70,229	10,003
Cash Management Class	14,110,000	1,061,451	469,502,604	265,458,683	1,617,970	24,120,300
Reserve Class	776,345	468,868	283,024,039	324,548,299	41,926,649	17,379,371
Resource Class	1,060,868	184,485	582,334,204	234,623,690	94,604	8,626,218
Corporate Class	8,315,087	20,224	368,576,267	193,894,082	10,124	10,005
Net asset value, offering and redemption price per share for each class	$1.0001	$1.0000	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$11,016,787	$2,782,344	$152,502,051	$171,997,536	$7,950,097	$1,017,866

Expenses:
Advisory fees	1,038,391	294,246	18,484,180	14,169,879	843,473	193,582
Administrative services fees	381,775	118,844	4,304,547	4,914,088	363,359	53,832
Custodian fees	3,995	5,506	63,739	331,945	2,899	488
Distribution fees:
Private Investment Class	10,191	2,724	759,434	600,499	2,913	40,447
Personal Investment Class	31	1,668	399,413	43,543	299	3,819
Cash Management Class	3,580	445	170,211	96,285	647	10,291
Reserve Class	3,649	2,120	1,347,297	1,184,560	164,678	68,708
Resource Class	1,235	146	391,772	248,797	75	5,818
Corporate Class	1,709	3	59,385	21,709	2	—
Transfer agent fees	62,303	17,655	1,109,051	1,470,965	60,045	8,711
Trustees’ and officers’ fees and benefits	11,833	12,636	175,506	212,567	18,876	11,592
Registration and filing fees	45,173	50,695	73,378	116,679	45,087	51,989
Reports to shareholders	29,746	7,818	30,074	39,521	6,028	5,221
Professional services fees	31,190	26,385	145,917	115,866	29,398	26,590
Other	64,042	30,000	165,297	166,749	23,060	14,919
Total expenses	1,688,843	570,891	27,679,201	23,733,652	1,560,839	496,007
Less: Fees waived	(422,815)	(211,259)	(2,839,649)	(380,199)	(273,935)	(204,538)
Net expenses	1,266,028	359,632	24,839,552	23,353,453	1,286,904	291,469
Net investment income	9,750,759	2,422,712	127,662,499	148,644,083	6,663,193	726,397

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	8,085	1,571	508,617	394,818	19,166	(4,370)
Change in net unrealized appreciation (depreciation) of investment securities	(88,330)	(11,112)	—	—	—	—
Net increase in net assets resulting from operations	$9,670,514	$2,413,171	$128,171,116	$149,038,901	$6,682,359	$722,027

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 28, 2018	August 31, 2017	February 28, 2018	August 31, 2017
Operations:
Net investment income	$9,750,759	$4,871,296	$2,422,712	$3,235,998
Net realized gain	8,085	284,449	1,571	371
Change in net unrealized appreciation (depreciation)	(88,330)	30,918	(11,112)	9,539
Net increase in net assets resulting from operations	9,670,514	5,186,663	2,413,171	3,245,908

Distributions to shareholders from net investment income:
Institutional Class	(9,578,395)	(4,489,048)	(2,403,076)	(3,118,898)
Private Investment Class	(33,722)	(84,531)	(8,559)	(18,217)
Personal Investment Class	(41)	(1,713)	(2,094)	(26,443)
Cash Management Class	(55,476)	(138,836)	(6,413)	(59,666)
Reserve Class	(2,220)	(6,618)	(1,465)	(5,654)
Resource Class	(6,695)	(8,281)	(985)	(6,995)
Corporate Class	(74,210)	(142,269)	(120)	(125)
Total distributions from net investment income	(9,750,759)	(4,871,296)	(2,422,712)	(3,235,998)

Distributions to shareholders from net realized gains:
Institutional Class	—	(2,877,921)	—	—
Private Investment Class	—	(90,311)	—	—
Personal Investment Class	—	(5,195)	—	—
Cash Management Class	—	(133,371)	—	—
Reserve Class	—	(25,060)	—	—
Resource Class	—	(1,213)	—	—
Corporate Class	—	(67,014)	—	—
Total distributions from net realized gains	—	(3,200,085)	—	—

Share transactions–net:
Institutional Class	2,249,521,185	(10,122,727,290)	(7,250,126)	(1,183,946,896)
Private Investment Class	(570,719)	(234,302,026)	18,028	(139,216,079)
Personal Investment Class	4	(29,230,918)	1,928	(116,863,502)
Cash Management Class	6,374,743	(242,827,588)	(86,623)	(166,722,672)
Reserve Class	(167,937)	(99,217,916)	(31,777)	(20,973,659)
Resource Class	(265,872)	(5,919,518)	937	(16,683,703)
Corporate Class	(1,164,553)	(160,159,887)	116	11,449
Net increase (decrease) in net assets resulting from share transactions	2,253,726,851	(10,894,385,143)	(7,347,517)	(1,644,395,062)
Net increase (decrease) in net assets	2,253,646,606	(10,897,269,861)	(7,357,058)	(1,644,385,152)

Net assets:
Beginning of period	322,659,817	11,219,929,678	428,238,810	2,072,623,962
End of period*	$2,576,306,423	$322,659,817	$420,881,752	$428,238,810
* Includes accumulated undistributed net investment income	$125,723	$125,723	$768,843	$768,843

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2018	August 31, 2017	February 28, 2018	August 31, 2017
Operations:
Net investment income	$127,662,499	$112,926,205	$148,644,083	$139,006,726
Net realized gain (loss)	508,617	39,369	394,818	(531,300)
Net increase in net assets resulting from operations	128,171,116	112,965,574	149,038,901	138,475,426

Distributions to shareholders from net investment income:
Institutional Class	(118,310,761)	(103,892,394)	(142,980,682)	(133,552,021)
Private Investment Class	(1,938,276)	(1,423,813)	(1,537,809)	(1,460,534)
Personal Investment Class	(382,722)	(253,848)	(40,763)	(41,168)
Cash Management Class	(2,084,384)	(1,754,490)	(1,201,885)	(705,201)
Reserve Class	(741,181)	(324,958)	(702,464)	(661,922)
Resource Class	(2,196,137)	(1,659,524)	(1,389,284)	(1,330,994)
Corporate Class	(2,009,038)	(3,617,178)	(791,196)	(1,254,886)
Total distributions from net investment income	(127,662,499)	(112,926,205)	(148,644,083)	(139,006,726)

Share transactions–net:
Institutional Class	1,240,152,310	2,935,444,591	(2,645,710,477)	16,975,145,658
Private Investment Class	55,446,106	14,784,721	(116,955,166)	169,627,850
Personal Investment Class	10,077,226	17,413,815	(12,699,768)	13,622,071
Cash Management Class	(9,879,470)	75,974,874	96,430,410	18,926,896
Reserve Class	32,305,446	91,599,025	153,592,510	(144,921,764)
Resource Class	105,534,153	(6,111,394)	(107,521,673)	246,458,843
Corporate Class	(239,228,636)	(565,402,977)	(130,544,107)	8,002,319
Net increase (decrease) in net assets resulting from share transactions	1,194,407,135	2,563,702,655	(2,763,408,271)	17,286,861,873
Net increase (decrease) in net assets	1,194,915,752	2,563,742,024	(2,763,013,453)	17,286,330,573

Net assets:
Beginning of period	25,333,788,879	22,770,046,855	29,229,595,200	11,943,264,627
End of period*	$26,528,704,631	$25,333,788,879	$26,466,581,747	$29,229,595,200
* Includes accumulated undistributed net investment income	$445,995	$445,995	$208,988	$208,988

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 28, 2018	August 31, 2017	February 28, 2018	August 31, 2017
Operations:
Net investment income	$6,663,193	$5,625,681	$726,397	$978,198
Net realized gain (loss)	19,166	(69,048)	(4,370)	(14,722)
Net increase in net assets resulting from operations	6,682,359	5,556,633	722,027	963,476

Distributions to shareholders from net investment income:
Institutional Class	(6,549,109)	(5,499,185)	(469,501)	(638,667)
Private Investment Class	(8,553)	(6,562)	(100,490)	(82,433)
Personal Investment Class	(303)	(821)	(2,768)	(6,683)
Cash Management Class	(7,663)	(6,763)	(97,555)	(164,964)
Reserve Class	(97,108)	(111,357)	(30,206)	(71,643)
Resource Class	(407)	(601)	(25,867)	(13,707)
Corporate Class	(50)	(392)	(10)	(101)
Total distributions from net investment income	(6,663,193)	(5,625,681)	(726,397)	(978,198)

Share transactions–net:
Institutional Class	22,269,267	1,185,273,759	2,051,387	(339,954,549)
Private Investment Class	(1,964,788)	(2,936,998)	9,977,201	2,881,656
Personal Investment Class	22,388	(2,559,557)	(1,995,769)	(390,938)
Cash Management Class	336	(29,769,108)	(3,491,496)	(3,056,555)
Reserve Class	6,301,235	(1,007,763)	3,723,349	(7,877,273)
Resource Class	422	(99,477)	2,628,012	3,587,633
Corporate Class	47	(2,933,744)	10,004	(32,063)
Net increase (decrease) in net assets resulting from share transactions	26,628,907	1,145,967,112	12,902,688	(344,842,089)
Net increase (decrease) in net assets	26,648,073	1,145,898,064	12,898,318	(344,856,811)

Net assets:
Beginning of period	1,346,988,631	201,090,567	187,448,507	532,305,318
End of period*	$1,373,636,704	$1,346,988,631	$200,346,825	$187,448,507
* Includes accumulated undistributed net investment income	$(12,543)	$(12,543)	$(104,955)	$(104,955)

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”) (formerly Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

31                         Short-Term Investments Trust

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Invesco Liquid Asset Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets,

32                         Short-Term Investments Trust

the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

33                         Short-Term Investments Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2018, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Invesco Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

34                         Short-Term Investments Trust

For the six months ended February 28, 2018, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Invesco Liquid Assets Portfolio	$422,362	$—
Invesco STIC Prime Portfolio	210,685	—
Invesco Treasury Portfolio	2,371,330	—
Invesco Government & Agency Portfolio	—	—
Invesco Treasury Obligations Portfolio	208,699	—
Invesco Tax-Free Cash Reserve Portfolio	172,374	—

Voluntary fee waivers for the six months ended February 28, 2018 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	$—	$—	$—	$453	$—	$—
Invesco STIC Prime Portfolio	—	3	—	571	—	—
Invesco Treasury Portfolio	—	16,362	—	451,957	—	—
Invesco Government & Agency Portfolio	—	2,465	—	377,734	—	—
Invesco Treasury Obligations Portfolio	—	25	—	65,211	—	—
Invesco Tax-Free Cash Reserve Portfolio	—	1,033	—	31,131	—	—

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

35                         Short-Term Investments Trust

As of February 28, 2018, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 28, 2018, there were no material transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2018, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$79,891,007	$80,918,865	$0
Invesco STIC Prime Portfolio	27,262,215	51,275,067	0
Invesco Government & Agency Portfolio	10,879,508	0	0
Invesco Tax-Free Cash Reserve Portfolio	96,952,920	84,223,004	0

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

36                         Short-Term Investments Trust

The Funds below had a capital loss carryforward as of August 31, 2017, which expires as follows:

	Short-Term		Not Subject to Expiration
Fund	2018	2019		Total*
Invesco Liquid Assets Portfolio	$—	$—	$—	$—
Invesco STIC Prime Portfolio	—	—	—	—
Invesco Treasury Portfolio	—	—	266,972	266,972
Invesco Government & Agency Portfolio	—	—	531,300	531,300
Invesco Treasury Obligations Portfolio	—	—	61,535	61,535
Invesco Tax-Free Cash Reserve Portfolio	8,740	30,074	14,721	53,535

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2018
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,514,192,867	$—	$(10,673)	$(10,673)

*	For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9—Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017(b)
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,098,292,161	$6,099,222,676	8,846,205,589	$8,846,379,006
Private Investment Class	100,828	100,848	73,675,959	73,675,968
Personal Investment Class	—	—	8,382,621	8,382,870
Cash Management Class	23,866,792	23,869,986	352,257,569	352,272,331
Reserve Class	27,958	27,964	3,766,999	3,767,196
Resource Class	—	—	132,559	132,558
Corporate Class	31,435,900	31,441,187	244,330,733	244,348,194

Issued as reinvestment of dividends:
Institutional Class	735,033	735,171	4,398,518	4,398,873
Private Investment Class	27,730	27,735	43,468	43,475
Personal Investment Class	3	4	1,713	1,713
Cash Management Class	34,494	34,500	93,656	93,666
Reserve Class	2,188	2,188	6,617	6,618
Resource Class	6,634	6,635	8,279	8,281
Corporate Class	56,917	56,928	142,251	142,269

Reacquired:
Institutional Class	(3,849,837,505)	(3,850,436,662)	(18,973,148,113)	(18,973,505,169)
Private Investment Class	(699,204)	(699,302)	(308,001,404)	(308,021,469)
Personal Investment Class	—	—	(37,614,403)	(37,615,501)
Cash Management Class	(17,527,274)	(17,529,743)	(595,177,024)	(595,193,585)
Reserve Class	(198,056)	(198,089)	(102,991,361)	(102,991,730)
Resource Class	(272,453)	(272,507)	(6,060,265)	(6,060,357)
Corporate Class	(32,658,671)	(32,662,668)	(404,609,206)	(404,650,350)
Net increase (decrease) in share activity	2,253,393,475	$2,253,726,851	(10,894,155,245)	$(10,894,385,143)

(a)	90% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Effective October 12, 2016, Invesco Liquid Assets Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

37                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017(b)
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	671,033,784	$671,033,402	1,181,673,896	$1,181,705,357
Private Investment Class	106,000	106,004	32,477,987	32,477,991
Personal Investment Class	—	—	118,187,308	118,187,309
Cash Management Class	408,572	408,574	132,025,201	132,025,203
Reserve Class	5	5	12,104,481	12,104,533
Resource Class	—	—	54,163,813	54,163,819
Corporate Class	—	—	23,501	23,503

Issued as reinvestment of dividends:
Institutional Class	1,185,345	1,185,326	1,319,248	1,319,283
Private Investment Class	8,153	8,153	12,756	12,757
Personal Investment Class	1,955	1,955	16,252	16,252
Cash Management Class	4,156	4,156	59,666	59,666
Reserve Class	1,444	1,444	5,653	5,654
Resource Class	937	937	6,994	6,995
Corporate Class	116	116	126	125

Reacquired:
Institutional Class	(679,472,584)	(679,468,854)	(2,366,923,911)	(2,366,971,536)
Private Investment Class	(96,129)	(96,129)	(171,705,890)	(171,706,827)
Personal Investment Class	(27)	(27)	(235,067,018)	(235,067,063)
Cash Management Class	(499,353)	(499,353)	(298,807,504)	(298,807,541)
Reserve Class	(33,226)	(33,226)	(33,083,675)	(33,083,846)
Resource Class	—	—	(70,853,614)	(70,854,517)
Corporate Class	—	—	(12,179)	(12,179)
Net increase (decrease) in share activity	(7,350,852)	$(7,347,517)	(1,644,376,909)	$(1,644,395,062)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 95% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, Invesco STIC Prime Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

38                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	83,870,920,011	$83,870,920,011	104,978,321,526	$104,978,321,526
Private Investment Class	679,734,166	679,734,166	1,389,145,628	1,389,145,628
Personal Investment Class	505,175,240	505,175,240	959,511,379	959,511,379
Cash Management Class	1,643,623,471	1,643,623,471	2,685,419,118	2,685,419,118
Reserve Class	410,729,899	410,729,899	386,663,928	386,663,928
Resource Class	440,940,439	440,940,439	575,122,878	575,122,878
Corporate Class	2,212,293,713	2,212,293,713	9,826,990,863	9,826,990,863

Issued as reinvestment of dividends:
Institutional Class	23,836,828	23,836,828	16,234,515	16,234,515
Private Investment Class	248,510	248,510	249,491	249,491
Personal Investment Class	340,891	340,891	202,723	202,723
Cash Management Class	1,698,617	1,698,617	1,178,232	1,178,232
Reserve Class	651,740	651,740	254,629	254,629
Resource Class	504,629	504,629	346,994	346,994
Corporate Class	1,725,825	1,725,825	2,990,987	2,990,987

Reacquired:
Institutional Class	(82,654,604,529)	(82,654,604,529)	(102,059,111,450)	(102,059,111,450)
Private Investment Class	(624,536,570)	(624,536,570)	(1,374,610,398)	(1,374,610,398)
Personal Investment Class	(495,438,905)	(495,438,905)	(942,300,287)	(942,300,287)
Cash Management Class	(1,655,201,558)	(1,655,201,558)	(2,610,622,476)	(2,610,622,476)
Reserve Class	(379,076,193)	(379,076,193)	(295,319,532)	(295,319,532)
Resource Class	(335,910,915)	(335,910,915)	(581,581,266)	(581,581,266)
Corporate Class	(2,453,248,174)	(2,453,248,174)	(10,395,384,827)	(10,395,384,827)
Net increase in share activity	1,194,407,135	$1,194,407,135	2,563,702,655	$2,563,702,655

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 15% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

39                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	124,484,185,519	$124,484,185,519	208,396,167,421	$208,396,167,421
Private Investment Class	708,079,249	708,079,249	1,423,015,874	1,423,015,874
Personal Investment Class	13,087,606	13,087,606	72,491,907	72,491,907
Cash Management Class	618,043,130	618,043,130	936,923,184	936,923,184
Reserve Class	586,521,963	586,521,963	850,197,770	850,197,770
Resource Class	1,220,430,797	1,220,430,797	2,809,077,121	2,809,077,121
Corporate Class	1,168,124,291	1,168,124,291	4,691,887,919	4,691,887,919

Issued as reinvestment of dividends:
Institutional Class	27,926,219	27,926,219	19,317,518	19,317,518
Private Investment Class	500,392	500,392	318,477	318,477
Personal Investment Class	23,820	23,820	12,576	12,576
Cash Management Class	806,065	806,065	418,891	418,891
Reserve Class	573,192	573,192	513,904	513,904
Resource Class	1,045,321	1,045,321	796,073	796,073
Corporate Class	318,197	318,197	795,308	795,308

Reacquired:
Institutional Class	(127,157,822,215)	(127,157,822,215)	(191,440,339,281)	(191,440,339,281)
Private Investment Class	(825,534,807)	(825,534,807)	(1,253,706,501)	(1,253,706,501)
Personal Investment Class	(25,811,194)	(25,811,194)	(58,882,412)	(58,882,412)
Cash Management Class	(522,418,785)	(522,418,785)	(918,415,179)	(918,415,179)
Reserve Class	(433,502,645)	(433,502,645)	(995,633,438)	(995,633,438)
Resource Class	(1,328,997,791)	(1,328,997,791)	(2,563,414,351)	(2,563,414,351)
Corporate Class	(1,298,986,595)	(1,298,986,595)	(4,684,680,908)	(4,684,680,908)
Net increase (decrease) in share activity	(2,763,408,271)	$(2,763,408,271)	17,286,861,873	$17,286,861,873

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 16% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

40                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	569,994,076	$569,994,076	1,882,109,152	$1,882,109,152
Private Investment Class	154,318	154,318	10,041,615	10,041,615
Personal Investment Class	1,263,767	1,263,767	2,009,181	2,009,181
Cash Management Class	1,610,000	1,610,000	7,657	7,657
Reserve Class	42,740,773	42,740,773	140,006,781	140,006,781
Resource Class	422	422	94,706	94,706
Corporate Class	—	—	659,929	659,929

Issued as reinvestment of dividends:
Institutional Class	138,972	138,972	116,704	116,704
Private Investment Class	8,812	8,812	4,830	4,830
Personal Investment Class	3	3	6,763	6,763
Cash Management Class	7,229	7,229	89,662	89,662
Reserve Class	90,443	90,443	—	—
Corporate Class	47	47	299	299

Reacquired:
Institutional Class	(547,863,781)	(547,863,781)	(696,952,097)	(696,952,097)
Private Investment Class	(2,127,918)	(2,127,918)	(12,983,443)	(12,983,443)
Personal Investment Class	(1,241,382)	(1,241,382)	(4,568,738)	(4,568,738)
Cash Management Class	(1,616,893)	(1,616,893)	(29,783,528)	(29,783,528)
Reserve Class	(36,529,981)	(36,529,981)	(141,104,206)	(141,104,206)
Resource Class	—	—	(194,183)	(194,183)
Corporate Class	—	—	(3,593,972)	(3,593,972)
Net increase in share activity	26,628,907	$26,628,907	1,145,967,112	$1,145,967,112

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
In addition, 86% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

41                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	59,262,860	$59,262,860	216,245,353	$216,245,353
Private Investment Class	45,477,298	45,477,298	49,632,970	49,632,970
Personal Investment Class	10,391	10,391	2,005,100	2,005,100
Cash Management Class	3,192,742	3,192,742	45,537,104	45,537,104
Reserve Class	37,083,918	37,083,918	111,932,405	111,932,405
Resource Class	4,550,024	4,550,024	4,058,371	4,058,371
Corporate Class	10,000	10,000	32,101	32,101

Issued as reinvestment of dividends:
Institutional Class	221,438	221,438	221,692	221,692
Private Investment Class	83,737	83,737	68,844	68,844
Personal Investment Class	2,768	2,768	5,772	5,772
Cash Management Class	79,721	79,721	134,904	134,904
Reserve Class	27,866	27,866	64,807	64,807
Resource Class	22,290	22,290	11,483	11,483
Corporate Class	4	4	97	97

Reacquired:
Institutional Class	(57,432,911)	(57,432,911)	(556,421,594)	(556,421,594)
Private Investment Class	(35,583,834)	(35,583,834)	(46,820,158)	(46,820,158)
Personal Investment Class	(2,008,928)	(2,008,928)	(2,401,810)	(2,401,810)
Cash Management Class	(6,763,959)	(6,763,959)	(48,728,563)	(48,728,563)
Reserve Class	(33,388,435)	(33,388,435)	(119,874,485)	(119,874,485)
Resource Class	(1,944,302)	(1,944,302)	(482,221)	(482,221)
Corporate Class	—	—	(64,261)	(64,261)
Net increase (decrease) in share activity	12,902,688	$12,902,688	(344,842,089)	$(344,842,089)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 91% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

42                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Corporate Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/18	$1.0002	$0.0069	$(0.0007)	$0.0062	$(0.0063)	$—	$(0.0063)	$1.0001	0.62%	$8,316	0.21	%(c)	0.27	%(c)	1.38	%(c)
Year ended 08/31/17	1.00	0.0048	0.0036	0.0084	(0.0077)	(0.0005)	(0.0082)	1.0002	0.81	9,483	0.21		0.29		0.48
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.30	169,660	0.18		0.21		0.31
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	1,054,301	0.17		0.20		0.05
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	670,700	0.17		0.20		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	1,496,576	0.17		0.20		0.09
Invesco STIC Prime Portfolio
Six months ended 02/28/18	1.0000	0.0060	(0.0000)	0.0060	(0.0060)	—	(0.0060)	1.0000	0.60	20	0.21	(c)	0.32	(c)	1.21	(c)
Year ended 08/31/17	1.00	0.0059	0.0007	0.0066	(0.0066)	—	(0.0066)	1.0000	0.66	20	0.21		0.30		0.59
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.24	9	0.17		0.23		0.23
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	77,043	0.07		0.22		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	59,554	0.06		0.22		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	68,522	0.11		0.22		0.08
Invesco Treasury Portfolio
Six months ended 02/28/18	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.51	368,596	0.21	(c)	0.23	(c)	1.03	(c)
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.49	607,827	0.21		0.23		0.49
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.14	1,173,253	0.17		0.21		0.14
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	1,770,653	0.06		0.20		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	1,423,728	0.04		0.20		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	2,837,170	0.09		0.21		0.02
Invesco Government & Agency Portfolio
Six months ended 02/28/18	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.52	193,896	0.18	(c)	0.18	(c)	1.03	(c)
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.53	324,437	0.18		0.18		0.55
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.17	316,444	0.16		0.18		0.17
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	631,189	0.08		0.16		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	659,821	0.06		0.16		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	835,545	0.11		0.17		0.02
Invesco Treasury Obligations Portfolio
Six months ended 02/28/18	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.49	10	0.21	(c)	0.24	(c)	1.00	(c)
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.41	10	0.21		0.25		0.45
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	2,948	0.14		0.39		0.11
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	28,019	0.00		0.36		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	50,514	0.02		0.32		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	10	0.06		0.23		0.03
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/18	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.41	10	0.23	(c)	0.41	(c)	0.82	(c)
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.54	0	0.23		0.40		0.53
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	32	0.10		0.34		0.12
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	26,479	0.03		0.34		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	31,522	0.04		0.33		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	31,450	0.10		0.33		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $11,487, $20, $399,179, $145,924, $10 and $2 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

43                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Corporate Class	Beginning Account Value (09/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/18)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
Invesco Liquid Assets Portfolio	$1,000.00	$1,006.20	$1.04	$1,023.75	$1.05	0.21%
Invesco STIC Prime Portfolio	1,000.00	1,006.00	1.04	1,023.75	1.05	0.21
Invesco Treasury Portfolio	1,000.00	1,005.10	1.04	1,023.75	1.05	0.21
Invesco Government & Agency Portfolio	1,000.00	1,005.20	0.89	1,023.90	0.90	0.18
Invesco Treasury Obligations Portfolio	1,000.00	1,004.90	1.04	1,023.75	1.05	0.21
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,004.10	1.14	1,023.65	1.15	0.23

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2017, through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

44                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-2	04262018	0809

Semiannual Report to Shareholders	February 28, 2018

Institutional Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

Effective December 15, 2017, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio were renamed Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
26	Financial Statements
31	Notes to Financial Statements
43	Financial Highlights
44	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2018, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/28/18
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End
Invesco Liquid Assets[1]	10 - 37 days	18 days	67 days	$2.5 billion
Invesco STIC Prime[1]	11 - 19 days	11 days	12 days	416.7 million
Invesco Treasury[2]	10 - 31 days	30 days	84 days	24.0 billion
Invesco Government & Agency[2]	16 - 25 days	23 days	106 days	25.0 billion
Invesco Treasury Obligations[2]	33 - 51 days	36 days	103 days	1.3 billion
Invesco Tax-Free Cash Reserve[3]	16 - 31 days	16 days	16 days	112.9 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 28, 2018. As always, we thank you for investing with us. By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

    The US Federal Reserve (the Fed) raised interest rates by 0.25% in December 2017, bringing the key fed funds target rate to a range of 1.25% to 1.50% as of February 28, 2018.[1] The December increase was the latest in a series of interest rate increases the Fed implemented in response to a moderately expanding US economy and relatively benign inflation levels. These increases benefited money market investors. At the close of the reporting period, additional Fed rate increases were widely expected later in 2018 – potentially faster than previously expected.

Most major central banks around the world continued to maintain interest rates at, near or below zero in an effort to spur economic growth and inflation.

    In early February, Jerome Powell assumed the chairmanship of the Fed. Powell, a member of the Fed’s board of governors since 2012, is largely expected to stay the course with regard to monetary policy as he largely voted in line with former Fed Chair Janet Yellen during her years leading the Fed.

    Invesco Global Liquidity is part of Invesco Ltd., one of the world’s largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our vision is grounded in our rigorous investment philosophy, high-quality products and tradition of excellent client service. Our unrelenting focus on preservation of capital, daily liquidity and competitive yield is implemented through repeatable, time-tested processes.

    Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1	Source: US Federal Reserve

3	Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–44.78%(a)
Asset-Backed Securities — Fully Supported–5.91%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.76%	04/03/2018	$75,000	$74,878,028
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.83%	04/23/2018	20,000	19,943,090
Kells Funding LLC (CEP–FMS Wertmanagement)(c)	1.42%	03/01/2018	2,500	2,499,899
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.21%)(b)(c)(d)	1.80%	05/21/2018	5,000	5,002,088
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.81%	03/15/2018	50,000	49,967,815
				152,290,920

Asset-Backed Securities — Fully Supported Bank–14.81%
Anglesea Funding LLC (Multi–CEP’s) (1 mo. USD LIBOR + 0.27%)(c)(d)	1.85%	06/29/2018	25,000	25,000,323
Anglesea Funding LLC (Multi–CEP’s) (1 mo. USD LIBOR + 0.27%)(b)(c)(d)	1.85%	06/04/2018	60,000	60,000,702
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(c)	1.81%	03/20/2018	50,000	49,956,610
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	1.93%	06/14/2018	70,000	69,560,778
Ebury Finance LLC (Multi–CEP’s)(b)(c)	1.45%	03/01/2018	30,000	29,998,758
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	1.84%	03/22/2018	30,000	29,970,648
Halkin Finance LLC (Multi–CEP’s)(b)(c)	1.45%	03/01/2018	40,000	39,998,344
Institutional Secured Funding LLC (Multi–CEP’s)(b)(c)	1.54%	03/06/2018	55,000	54,986,151
Mountcliff Funding LLC (Multi–CEP’s)(b)(c)	1.71%	03/05/2018	22,000	21,995,395
				381,467,709

Asset-Backed Securities — Multi-Purpose–3.29%
CRC Funding, LLC(b)	1.81%	05/11/2018	5,000	4,980,750
Nieuw Amsterdam Receivables Corp.(b)(c)	1.82%	05/09/2018	35,000	34,865,590
Nieuw Amsterdam Receivables Corp.(b)(c)	1.83%	04/11/2018	45,000	44,904,186
				84,750,526

Consumer Finance–0.10%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.78%	05/04/2018	2,500	2,501,075

Diversified Banks–11.71%
Bank of Nova Scotia(b)(c)	1.81%	04/02/2018	50,000	49,926,115
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.22%)(b)(c)(d)	1.80%	12/07/2018	50,000	49,989,035
DBS Bank Ltd.(b)(c)	2.01%	05/21/2018	45,000	44,796,744
First Abu Dhabi Bank PJSC(b)(c)	1.50%	03/02/2018	60,000	59,995,032
J.P. Morgan Securities LLC	1.88%	06/01/2018	5,000	4,973,043
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	1.74%	05/18/2018	12,000	12,003,536
Toronto-Dominion Bank (The)(b)(c)	1.76%	03/22/2018	50,000	49,952,580
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	1.88%	11/30/2018	30,000	29,995,050
				301,631,135

Diversified Capital Markets–2.33%
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	1.91%	01/02/2019	30,000	30,016,650
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	1.91%	12/28/2018	30,000	30,016,506
				60,033,156

Other Diversified Financial Services–0.30%
ABN AMRO Funding USA LLC(b)(c)	1.54%	03/06/2018	7,625	7,623,043

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–2.46%
Banque et Caisse d’Epargne de l’Etat(c)	1.86%	06/01/2018	$33,750	$33,583,211
Banque et Caisse d’Epargne de l’Etat(c)	1.87%	06/11/2018	30,000	29,833,482
				63,416,693

Specialized Finance–3.87%
Caisse des Depots et Consignations(b)(c)	1.81%	03/01/2018	50,000	49,998,100
Nederlandse Waterschapsbank N.V.(b)(c)	1.78%	05/02/2018	50,000	49,841,275
				99,839,375
Total Commercial Paper (Cost $1,153,614,060)				1,153,553,632

Certificates of Deposit–24.16%
Bank of Montreal(c)	1.75%	03/20/2018	20,000	20,001,246
Bank of Montreal (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	12/07/2018	25,000	24,996,848
Bank of Nova Scotia (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	12/11/2018	50,000	49,993,910
China Construction Bank Corp.(c)	1.77%	03/08/2018	25,000	25,000,750
China Construction Bank Corp.(c)	1.77%	03/09/2018	20,000	20,000,648
China Construction Bank Corp.(c)	1.82%	03/26/2018	45,000	45,002,560
KBC Bank N.V. (Belgium)(c)	1.80%	03/06/2018	25,000	24,993,168
KBC Bank N.V. (Belgium)(c)	1.80%	04/19/2018	25,000	24,999,181
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.85%	05/30/2018	20,000	20,007,510
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.22%)(c)(d)	1.79%	06/01/2018	7,500	7,503,342
Mizuho Bank, Ltd.(c)	1.40%	03/01/2018	85,000	85,000,000
Mizuho Bank, Ltd.(c)	1.45%	03/06/2018	35,000	34,999,772
Royal Bank of Canada (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	12/07/2018	50,000	49,992,785
Sumitomo Mitsui Trust Bank Ltd.(c)	1.43%	03/02/2018	70,000	70,000,021
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.24%)(d)	1.82%	12/05/2018	50,000	49,999,640
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.25%)(d)	1.83%	01/04/2019	10,000	9,999,706
Wells Fargo Bank, N.A. (3 mo. USD LIBOR + 0.15%)(d)	1.89%	01/18/2019	10,000	10,017,386
Westpac Banking Corp. (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	01/08/2019	50,000	49,988,630
Total Certificates of Deposit (Cost $622,494,088)				622,497,103

Variable Rate Demand Notes–5.17%(e)
Credit Enhanced–5.17%
Blair (County of), Pennsylvania IDA (Altoona-Blair County Development Corp.); Series 2008, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	1.50%	10/01/2028	8,625	8,625,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	1.50%	11/01/2030	2,220	2,220,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	1.70%	04/01/2047	9,500	9,499,999
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	1.51%	05/01/2037	2,900	2,900,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016, VRD RB (LOC–Bank of China Ltd.)(f)	1.52%	05/01/2050	11,035	11,035,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2017 A, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	05/01/2050	15,000	15,000,000
New York (State of) Housing Finance Agency (572 11th Ave.); Series 2017 A, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	11/01/2049	20,500	20,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	1.75%	11/01/2049	5,000	5,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	11/01/2049	5,340	5,340,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016 B-2, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	11/01/2049	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	1.65%	07/01/2040	$1,660	$1,660,000
University of Texas System Board of Regents; Series 2016 G-1, VRD Financing System RB	1.50%	08/01/2045	50,000	50,000,000
Total Variable Rate Demand Notes (Cost $133,279,999)				133,279,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–74.11% (Cost $1,909,388,147)				1,909,330,734

			Repurchase Amount
Repurchase Agreements–25.98%(g)
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $9,000,380 (collateralized by a U.S. Treasury obligation and a foreign corporate obligation valued at $9,180,070; 1.25%-1.75%; 07/26/2019-12/31/2020)(c)	1.52%	03/01/2018	9,000,380	9,000,000
BMO Capital Markets Corp., agreement dated 02/28/2018, maturing value of $45,001,900 (collateralized by U.S. government sponsored agency obligations and domestic and foreign corporate obligations valued at $47,566,190; 0%-9.70%; 04/17/2018-07/22/2028)(c)	1.52%	03/01/2018	45,001,900	45,000,000
BMO Capital Markets Corp., term agreement dated 01/03/2018, maturing value of $30,080,317 (collateralized by domestic and foreign corporate obligations valued at $32,093,218; 1.45%-10.00%; 05/14/2018-12/15/2032)(c)(h)	1.58%	03/05/2018	30,080,317	30,000,000
Citigroup Global Markets, Inc., joint open agreement dated 12/21/2017 (collateralized by U.S. Treasury obligations, domestic and foreign agency mortgage-backed securities and a foreign corporate obligation valued at $100,980,182; 1.63%-8.50%; 11/30/2020-12/25/2035)(i)	2.48%	—	—	56,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2018, aggregate maturing value of $247,009,400 (collateralized by U.S. Treasury obligations valued at $251,940,215; 1.63%; 05/15/2026)	1.37%	03/01/2018	37,892,137	37,890,695
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $20,006,300 (collateralized by domestic agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $21,751,458; 0.24%-7.07%; 02/10/2022- 09/25/2043)(c)(h)	1.62%	03/06/2018	15,004,725	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $55,016,469 (collateralized by domestic commercial paper and domestic agency mortgage-backed securities valued at $57,756,717; 0.06%-2.14%; 03/08/2018-10/15/2039)(c)(h)	1.54%	03/06/2018	15,004,492	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $75,022,896 (collateralized by a domestic agency mortgage-backed security, a domestic commercial paper and domestic non-agency asset-backed securities valued at $80,707,397; 0.31%-7.07%; 08/17/2018-05/25/2037)(c)(h)	1.57%	03/06/2018	35,010,685	35,000,000
ING Financial Markets, LLC, agreement dated 02/28/2018, maturing value of $46,002,070 (collateralized by domestic and foreign corporate obligations valued at $50,600,437; 2.95%-9.88%; 03/01/2019-03/01/2097)(c)	1.62%	03/01/2018	46,002,070	46,000,000
J.P. Morgan Securities LLC, open agreement dated 12/05/2017 (collateralized by domestic agency mortgage-backed securities valued at $33,000,121; 0%-7.00%; 03/25/2035-10/15/2048)(i)	2.14%	—	—	25,000,000
RBC Capital Markets LLC, agreement dated 02/28/2018, maturing value of $60,002,533 (collateralized by domestic and foreign corporate obligations valued at $63,000,279; 0%-6.15%; 04/30/2018-11/15/2048)(c)	1.52%	03/01/2018	60,002,533	60,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	250,009,653	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2018, maturing value of $35,001,478 (collateralized by foreign corporate obligations valued at $35,700,903; 1.75%-2.13%; 01/18/2022-09/14/2022)	1.52%	03/01/2018	35,001,478	35,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint term agreement dated 01/05/2018, aggregate maturing value of $20,072,334 (collateralized by domestic non-agency mortgage-backed securities and domestic corporate obligations valued at $20,598,104; 0%-3.00%; 05/16/2019-05/15/2027)	2.10%	03/08/2018	$10,036,167	$10,000,000
Total Repurchase Agreements (Cost $669,390,695)				669,390,695
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.09% (Cost $2,578,778,842)				2,578,721,429
OTHER ASSETS LESS LIABILITIES–(0.09)%				(2,415,006)
NET ASSETS–100.00%				$2,576,306,423

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
RB	– Revenue Bonds
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $945,145,210, which represented 36.69% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 16.3%; Netherlands: 12.6%; France: 10.2%; Japan: 10.1%; other countries less than 5% each: 24.4%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	46.4%
8-30	11.6
31-60	8.3
61-90	6.9
91-180	11.9
181+	14.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–42.22%(a)
Asset-Backed Securities — Fully Supported–2.91%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.60%	03/01/2018	$10,000	$9,999,595
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.74%	04/02/2018	2,250	2,246,376
				12,245,971

Asset-Backed Securities — Fully Supported Bank–21.55%
Albion Capital LLC (CEP–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(c)	1.96%	04/23/2018	5,000	4,987,108
Anglesea Funding (Multi–CEP’s)(b)(c)	1.66%	03/01/2018	15,000	14,999,395
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(c)	1.77%	04/12/2018	5,000	4,989,548
Concord Minutemen Capital Co., LLC (Multi–CEP’s)(b)(c)	1.55%	03/01/2018	5,000	4,999,793
Ebury Finance LLC (Multi–CEP’s)(b)(c)	1.45%	03/01/2018	12,000	11,999,503
Gotham Funding Corp. (CEP–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(b)(c)	1.69%	04/03/2018	10,000	9,983,859
Institutional Secured Funding LLC (Multi–CEP’s)(b)(c)	1.54%	03/06/2018	5,000	4,998,741
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	1.73%	04/03/2018	7,000	6,988,748
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(c)	1.65%	03/01/2018	6,270	6,269,726
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(c)	1.68%	03/01/2018	2,500	2,499,891
Mountcliff Funding LLC (Multi–CEP’s)(b)(c)	1.71%	03/05/2018	8,000	7,998,326
Nieuw Amsterdam Receivables Corp. (CEP–Cooperatieve Rabobank UA)(b)(c)	1.63%	03/21/2018	10,000	9,990,544
				90,705,182

Asset-Backed Securities — Multi-Purpose–3.84%
CAFCO, LLC(b)	1.72%	04/09/2018	10,000	9,981,311
CHARTA, LLC(b)	1.71%	04/02/2018	2,100	2,096,730
CHARTA, LLC(b)	1.73%	04/02/2018	1,500	1,497,664
Versailles Commercial Paper LLC(b)	1.90%	04/11/2018	2,600	2,594,573
				16,170,278

Diversified Banks–5.84%
First Abu Dhabi Bank PJSC(b)(c)	1.50%	03/02/2018	10,000	9,999,172
NRW Bank(b)(c)	1.87%	04/23/2018	6,385	6,368,038
Societe Generale S.A.(b)(c)	1.63%	03/05/2018	5,225	5,223,900
Standard Chartered Bank(b)(c)	1.75%	03/23/2018	3,000	2,996,994
				24,588,104

Other Diversified Financial Services–0.48%
ABN AMRO Funding USA LLC(b)(c)	1.65%	03/08/2018	2,000	1,999,311

Regional Banks–4.75%
Danske Corp.(b)(c)	1.65%	03/13/2018	15,000	14,991,577
Landesbank Hessen-Thueringen Girozentrale(b)(c)	1.63%	03/20/2018	5,000	4,995,659
				19,987,236

Specialized Finance–2.85%
CDP Financial Inc.(b)(c)	1.60%	03/08/2018	2,000	1,999,342
Nederlandse Waterschapsbank N.V.(b)(c)	1.71%	04/06/2018	10,000	9,982,589
				11,981,931
Total Commercial Paper (Cost $177,681,262)				177,678,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–14.61%
BMO Harris Bank N.A.(c)	1.68%	03/19/2018	$10,000	$9,999,884
China Construction Bank Corp.(c)	1.77%	03/09/2018	5,000	5,000,162
China Construction Bank Corp.(c)	1.82%	03/26/2018	8,000	8,000,455
Mizuho Bank, Ltd.(c)	1.40%	03/01/2018	14,000	14,000,000
Mizuho Bank, Ltd.(c)	1.45%	03/06/2018	5,000	4,999,968
Norinchukin Bank (The)(c)	1.50%	04/09/2018	9,500	9,497,661
Oversea-Chinese Banking Corp. Ltd.(c)	1.64%	03/19/2018	10,000	10,000,058
Total Certificates of Deposit (Cost $61,496,512)				61,498,188

Variable Rate Demand Notes–12.07%(d)
Credit Enhanced–12.07%
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	1.50%	11/01/2030	2,485	2,485,000
Jets Stadium Development, LLC; Series 2007 A-4C, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(e)	1.60%	04/01/2047	8,000	8,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(e)	1.51%	05/01/2037	3,605	3,605,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(e)	1.57%	01/01/2033	5,115	5,115,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(e)	1.75%	11/01/2049	13,000	13,000,001
Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(e)	1.65%	11/01/2049	2,910	2,910,000
University of Texas System Board of Regents; Subseries 2016 G-1, VRD Financing System RB	1.50%	08/01/2045	10,000	10,000,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC–Wells Fargo Bank, N.A.)(b)(e)	1.60%	01/01/2033	5,700	5,700,000
Total Variable Rate Demand Notes (Cost $50,815,001)				50,815,001
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–68.90% (Cost $289,992,775)				289,991,202

			Repurchase Amount
Repurchase Agreements–31.16%(f)
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $15,000,633 (collateralized by a U.S. Treasury obligation and a foreign corporate obligation valued at $15,300,033; 1.25%-1.75%; 07/26/2019-12/31/2020)(c)	1.52%	03/01/2018	15,000,633	15,000,000
BMO Capital Markets Corp., agreement dated 02/28/2018, maturing value of $9,000,380 (collateralized by U.S. government sponsored agency obligations and domestic and foreign corporate obligations valued at $9,594,527; 0%-9.70%; 04/17/2018-12/15/2032)(c)	1.52%	03/01/2018	9,000,380	9,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2018, maturing value of $10,000,000 (collateralized by domestic commercial paper valued at $10,500,311; 1.41%-2.14%; 03/02/2018-09/10/2018)(c)(g)	1.97%	04/04/2018	10,000,000	10,000,000
ING Financial Markets, LLC, agreement dated 02/28/2018, maturing value of $20,000,900 (collateralized by domestic corporate obligations valued at $22,001,059; 2.95%-10.75%; 03/01/2019-01/15/2043)(c)	1.62%	03/01/2018	20,000,900	20,000,000
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,751,633; 0%-7.63%; 05/01/2020)(h)	1.62%	—	—	15,000,000
RBC Capital Markets LLC, agreement dated 02/28/2018, maturing value of $20,000,844 (collateralized by domestic and foreign corporate obligations valued at $21,000,837; 0%-8.10%; 10/18/2019-01/10/2047)(c)	1.52%	03/01/2018	20,000,844	20,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	32,159,565	32,158,323
Wells Fargo Securities, LLC, agreement dated 02/28/2018, maturing value of $10,000,422 (collateralized by a foreign corporate obligation valued at $10,200,092; 2.13%; 01/18/2022)	1.52%	03/01/2018	10,000,422	10,000,000
Total Repurchase Agreements (Cost $131,158,323)				131,158,323
TOTAL INVESTMENTS IN SECURITIES(i)(j)–100.06% (Cost $421,151,098)				421,149,525
OTHER ASSETS LESS LIABILITIES–(0.06)%				(267,773)
NET ASSETS–100.00%				$420,881,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Invesco STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
LOC	– Letter of Credit
RB	– Revenue Bonds
RN	– Revenue Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $186,516,357, which represented 44.32% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.7%; Japan: 13.9%; Canada: 13.3%; France: 8.1%; China: 5.9%; other countries less than 5% each: 16.5%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	64.1%
8-30	16.6
31-60	19.3
61-90	—
91-180	—
181+	—

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–51.04%
U.S. Treasury Bills–35.60%(a)
U.S. Treasury Bills	1.38%	03/15/2018	$640,000	$639,657,351
U.S. Treasury Bills	1.39%	03/15/2018	65,000	64,964,990
U.S. Treasury Bills	1.35%	03/22/2018	150,000	149,881,787
U.S. Treasury Bills	1.36%	03/22/2018	850,000	849,325,295
U.S. Treasury Bills	1.52%	03/29/2018	1,030,000	1,028,802,337
U.S. Treasury Bills	1.46%	04/05/2018	378,000	377,466,696
U.S. Treasury Bills	1.43%	04/12/2018	40,000	39,933,500
U.S. Treasury Bills	1.44%	04/12/2018	385,000	384,357,692
U.S. Treasury Bills	1.46%	04/19/2018	190,000	189,624,238
U.S. Treasury Bills	1.43%	04/26/2018	250,000	249,446,610
U.S. Treasury Bills	1.44%	04/26/2018	170,000	169,621,845
U.S. Treasury Bills	1.44%	05/03/2018	425,000	423,936,351
U.S. Treasury Bills	1.64%	05/24/2018	335,000	333,721,974
U.S. Treasury Bills	1.67%	05/31/2018	1,015,000	1,010,790,939
U.S. Treasury Bills	1.54%	06/28/2018	72,660	72,292,522
U.S. Treasury Bills	1.59%	07/12/2018	600,000	596,500,991
U.S. Treasury Bills	1.60%	07/19/2018	250,000	248,452,223
U.S. Treasury Bills	1.61%	07/19/2018	625,000	621,112,083
U.S. Treasury Bills	1.63%	07/26/2018	480,000	476,834,601
U.S. Treasury Bills	1.64%	08/02/2018	500,000	496,523,877
U.S. Treasury Bills	1.86%	08/30/2018	530,000	525,118,986
U.S. Treasury Bills	1.87%	08/30/2018	500,000	495,374,166
				9,443,741,054

U.S. Treasury Notes–15.44%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.83%	07/31/2018	429,240	429,239,586
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.82%	10/31/2018	695,000	694,946,742
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.79%	01/31/2019	550,000	550,115,929
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.72%	04/30/2019	1,282,000	1,282,077,118
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.71%	07/31/2019	800,000	799,996,787
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	1.70%	10/31/2019	340,000	340,072,832
				4,096,448,994
Total U.S. Treasury Securities (Cost $13,540,190,048)				13,540,190,048
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–51.04% (Cost $13,540,190,048)				13,540,190,048

			Repurchase Amount
Repurchase Agreements–60.59%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2018, maturing value of $800,030,222 (collateralized by U.S. Treasury obligations valued at $816,000,089; 1.00%-3.13%; 08/31/2018-05/15/2047)	1.36%	03/01/2018	800,030,222	800,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Montreal, joint term agreement dated 02/08/2018, aggregate maturing value of $500,656,250 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0%-3.75%; 03/15/2018-11/15/2047)(d)	1.35%	03/15/2018	$220,288,750	$220,000,000
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $1,250,047,222 (collateralized by U.S. Treasury obligations valued at $1,275,000,002; 0.13%-6.88%; 03/15/2018-05/15/2046)	1.36%	03/01/2018	1,250,047,222	1,250,000,000
CIBC World Markets Corp., agreement dated 02/28/2018, maturing value of $1,000,037,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,109; 1.38%-4.63%; 04/30/2020-11/15/2046)	1.36%	03/01/2018	1,000,037,778	1,000,000,000
Citigroup Global Markets, Inc., term agreement dated 02/22/2018, maturing value of $500,129,306 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%-4.25%; 05/15/2018-11/15/2047)(d)	1.33%	03/01/2018	500,129,306	500,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 02/23/2018, maturing value of $400,105,000 (collateralized by U.S. Treasury obligations valued at $408,000,089; 0.75%-3.13%; 10/31/2018-08/15/2044)(d)	1.35%	03/02/2018	400,105,000	400,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 02/27/2018, maturing value of $500,131,250 (collateralized by U.S. Treasury Obligations valued at $510,000,022; 0%-2.50%; 05/31/2018-01/31/2025)(d)	1.35%	03/06/2018	500,131,250	500,000,000
DNB Bank ASA, agreement dated 02/28/2018, maturing value of $1,100,041,861 (collateralized by U.S. Treasury obligations valued at $1,122,000,043; 1.50%-2.50%; 08/31/2018-11/15/2024)	1.37%	03/01/2018	1,100,041,861	1,100,000,000
Fixed Income Clearing Corp. — Bank of New York Mellon (The), agreement dated 02/28/2018, maturing value of $400,015,222 (collateralized by U.S. Treasury obligations valued at $408,000,094; 1.38%-2.25%; 06/30/2023-05/15/2025)	1.37%	03/01/2018	400,015,222	400,000,000
HSBC Securities (USA) Inc., term agreement dated 02/27/2018, maturing value of $400,105,000 (collateralized by U.S. Treasury Obligations valued at $408,003,950; 0.13%; 04/15/2020-04/15/2021)(d)	1.35%	03/06/2018	400,105,000	400,000,000
ING Financial Markets, LLC, term agreement dated 02/23/2018, maturing value of $100,026,056 (collateralized by U.S. Treasury obligations valued at $102,000,037; 0.50%-4.38%; 06/30/2019-11/15/2047)(d)	1.34%	03/02/2018	100,026,056	100,000,000
J.P. Morgan Securities LLC, agreement dated 02/28/2018, maturing value of $250,009,444 (collateralized by U.S. Treasury obligations valued at $255,003,742; 1.50%-2.00%; 05/31/2020-02/15/2022)	1.36%	03/01/2018	250,009,444	250,000,000
Lloyds Bank PLC, joint term agreement dated 01/17/2018, aggregate maturing value of $501,286,250 (collateralized by U.S. Treasury obligations valued at $506,502,144; 1.00%-7.63%; 11/30/2019-02/15/2026)	1.47%	03/22/2018	210,540,225	210,000,000
Lloyds Bank PLC, joint term agreement dated 02/23/2018, aggregate maturing value of $500,575,556 (collateralized by U.S. Treasury obligations valued at $509,956,295; 0.88%-7.50%; 07/15/2018-11/15/2024)	1.48%	03/26/2018	205,235,978	205,000,000
Lloyds Bank PLC, term agreement dated 02/16/2018, maturing value of $250,287,778 (collateralized by U.S. Treasury obligations valued at $255,090,769; 1.50%-2.13%; 05/31/2020-11/15/2022)	1.48%	03/20/2018	250,287,778	250,000,000
Lloyds Bank PLC, term agreement dated 02/20/2018, maturing value of $300,357,667 (collateralized by U.S. Treasury obligations valued at $305,996,254; 1.75%-2.63%; 10/31/2020-08/15/2025)	1.48%	03/22/2018	300,357,667	300,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 02/28/2018, maturing value of $150,005,708 (collateralized by a U.S. Treasury obligation valued at $153,000,074; 1.63%; 11/15/2022)	1.37%	03/01/2018	150,005,708	150,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/28/2018, aggregate maturing value of $1,200,334,267 (collateralized by U.S. Treasury obligations valued at $1,233,979,365; 0%-4.50%; 03/29/2018-02/15/2043)(d)	1.39%	03/07/2018	510,139,930	510,002,087
Mitsubishi UFJ Trust and Banking Corp., joint term agreement dated 02/28/2018, aggregate maturing value of $2,308,440,738 (collateralized by U.S. Treasury obligations valued at $2,358,620,162; 1.63%-2.25%; 08/31/2022-02/15/2027)(d)	1.40%	03/07/2018	941,818,814	941,562,500
National Australia Bank Ltd., joint term agreement dated 02/27/2018, aggregate maturing value of $500,133,194 (collateralized by U.S. Treasury obligations valued at $509,532,574; 0.13%-2.13%; 04/15/2019-11/30/2023)(d)	1.37%	03/06/2018	250,066,597	250,000,000
Natixis, agreement dated 02/28/2018, maturing value of $750,028,333 (collateralized by U.S. Treasury obligations valued at $765,000,038; 0%—8.50%; 04/15/2018—08/15/2047)	1.36%	03/01/2018	750,028,333	750,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Natixis, term agreement dated 02/23/2018, maturing value of $500,130,278 (collateralized by U.S. Treasury obligations valued at $510,000,040; 0%-8.75%; 04/15/2018-08/15/2047)(d)	1.34%	03/02/2018	$500,130,278	$500,000,000
Natixis, term agreement dated 02/28/2018, maturing value of $750,201,250 (collateralized by U.S. Treasury obligations valued at $765,000,007; 0.13%-8.75%; 05/31/2018-05/15/2045)(d)	1.38%	03/07/2018	750,201,250	750,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2018, maturing value of $313,663,122 (collateralized by U.S. Treasury obligations valued at $321,638,491; 0%-2.50%; 11/15/2025-02/15/2045)	1.42%	03/01/2018	313,663,122	313,650,750
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2018, maturing value of $113,191,965 (collateralized by U.S. Treasury obligations valued at $116,584,000; 0%; 08/15/2033-02/15/2045)	1.42%	03/01/2018	113,191,965	113,187,500
Royal Bank of Canada, agreement dated 02/28/2018, maturing value of $50,001,889 (collateralized by a U.S. Treasury obligation valued at $51,000,055; 1.13%; 02/28/2021)	1.36%	03/01/2018	50,001,889	50,000,000
Royal Bank of Canada, term agreement dated 02/09/2018, maturing value of $751,161,667 (collateralized by U.S. Treasury obligations valued at $765,000,045; 0.13%-7.63%; 04/15/2019-05/15/2046)(d)	1.36%	03/22/2018	751,161,667	750,000,000
Societe Generale, open agreement dated 04/27/2017 (collateralized by U.S. Treasury Obligations valued at $1,020,000,025; 0%-7.63%; 03/29/2018-02/15/2048)(e)	1.32%	—	—	1,000,000,000
Societe Generale, term agreement dated 01/19/2018, maturing value of $200,482,222 (collateralized by U.S. Treasury obligations valued at $204,000,031; 0%-3.13%; 07/12/2018-02/15/2048)	1.40%	03/22/2018	200,482,222	200,000,000
Societe Generale, term agreement dated 02/22/2018, maturing value of $100,026,444 (collateralized by U.S. Treasury obligations valued at $102,000,096; 0%-7.63%; 03/29/2018-05/15/2047)(d)	1.36%	03/01/2018	100,026,444	100,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $1,000,038,056 (collateralized by U.S. Treasury obligations valued at $1,020,099,558; 3.63%; 02/15/2020)	1.37%	03/01/2018	546,072,192	546,051,411
TD Securities (USA) LLC, agreement dated 02/28/2018, maturing value of $500,018,750 (collateralized by U.S. Treasury obligations valued at $510,000,055; 0%-4.75%; 03/01/2018-08/15/2047)	1.35%	03/01/2018	500,018,750	500,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2018, maturing value of $565,021,188 (collateralized by U.S. Treasury obligations valued at $576,300,016; 0%-2.75%; 06/28/2018-02/28/2025)	1.35%	03/01/2018	565,021,188	565,000,000
Wells Fargo Securities, LLC, term agreement dated 02/23/2018, maturing value of $200,052,111 (collateralized by U.S. Treasury obligations valued at $204,000,092; 0.13%-9.13%; 05/15/2018-05/15/2044)(d)	1.34%	03/02/2018	200,052,111	200,000,000
Total Repurchase Agreements (Cost $16,074,454,248)				16,074,454,248
TOTAL INVESTMENTS IN SECURITIES(f)–111.63% (Cost $29,614,644,296)				29,614,644,296
OTHER ASSETS LESS LIABILITIES–(11.63)%				(3,085,939,665)
NET ASSETS–100.00%				$26,528,704,631

Notes to Schedule of Investments:

(a)	Securities traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	44.6%
8-30	14.7
31-60	5.3
61-90	2.9
91-180	14.9
181+	17.6

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–34.70%
Federal Farm Credit Bank (FFCB)–2.81%
Unsec. Bonds (1 mo. USD LIBOR + 0.12%)(a)	1.71%	03/21/2018	$20,000	$20,000,503
Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(a)	1.52%	12/04/2019	125,000	124,994,253
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.51%	12/16/2019	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.52%	09/25/2019	110,000	109,990,654
Unsec. Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.46%	12/06/2018	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.45%	04/11/2019	75,000	75,000,000
Unsec. Bonds (3 mo. USD LIBOR)(a)	1.80%	05/09/2018	9,500	9,503,327
Unsec. Bonds (3 mo. USD LIBOR - 0.03%)(a)	1.46%	03/02/2018	40,000	40,000,179
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.53%	08/28/2019	145,000	144,978,793
				744,467,709

Federal Home Loan Bank (FHLB)–29.28%
Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(a)	1.53%	09/18/2019	50,000	50,016,548
Unsec. Bonds (1 mo. USD LIBOR - 0.07%)(a)	1.52%	02/15/2019	280,000	280,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.07%)(a)	1.52%	02/19/2019	75,000	75,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.57%	02/28/2019	235,000	235,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.50%	03/06/2019	246,000	246,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.52%	08/22/2019	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.49%	01/11/2019	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	01/14/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.53%	01/25/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	05/17/2019	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	06/06/2019	150,000	150,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	06/14/2019	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	07/17/2019	72,000	72,001,467
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	08/14/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(a)	1.49%	12/21/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(a)	1.49%	04/18/2019	85,000	85,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.52%	07/26/2018	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.47%	08/01/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.49%	04/22/2019	285,000	285,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.47%	12/14/2018	404,000	404,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	10/10/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.49%	10/26/2018	193,000	193,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	11/05/2018	115,000	115,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	11/09/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.46%	11/15/2018	220,000	220,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.44%	07/03/2018	300,000	300,000,044
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.45%	10/12/2018	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.46%	10/19/2018	200,000	200,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.17%)(a)	1.34%	03/06/2018	225,000	225,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.17%)(a)	1.37%	03/09/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.18%)(a)	1.43%	03/19/2018	145,000	145,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.39%	03/19/2018	175,000	175,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.39%	03/19/2018	$100,000	$100,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.26%)(a)	1.45%	04/12/2018	220,000	220,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.26%)(a)	1.46%	04/13/2018	225,000	224,999,928
Unsec. Bonds (3 mo. USD LIBOR - 0.27%)(a)	1.48%	04/20/2018	86,000	85,999,083
Unsec. Bonds (3 mo. USD LIBOR - 0.27%)(a)	1.47%	04/23/2018	140,000	139,998,964
Unsec. Bonds (3 mo. USD LIBOR - 0.31%)(a)	1.53%	08/15/2018	58,000	57,990,091
Unsec. Bonds (3 mo. USD LIBOR - 0.35%)(a)	1.44%	05/08/2018	230,000	230,000,349
Unsec. Disc. Notes(b)	1.40%	03/16/2018	45,267	45,240,594
Unsec. Disc. Notes(b)	1.59%	04/13/2018	10,800	10,779,489
Unsec. Disc. Notes(b)	1.59%	04/17/2018	50,000	49,896,209
Unsec. Disc. Notes(b)	1.60%	04/18/2018	51,400	51,290,960
Unsec. Disc. Notes(b)	1.60%	04/20/2018	33,300	33,226,024
Unsec. Disc. Notes(b)	1.61%	04/25/2018	100,000	99,755,097
Unsec. Global Bonds (1 mo. USD LIBOR - 0.05%)(a)	1.53%	07/12/2018	200,000	200,026,232
Unsec. Global Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.50%	03/01/2019	165,000	165,002,873
Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	06/14/2019	30,000	30,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.49%	07/08/2019	150,000	150,009,428
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.47%	12/21/2018	150,000	150,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.47%	11/19/2018	120,000	120,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.48%	04/06/2018	136,000	136,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.35%)(a)	1.45%	05/09/2018	100,000	100,000,000
				7,750,233,380

Federal Home Loan Mortgage Corp. (FHLMC)–0.79%
Unsec. Disc. Notes(b)	1.38%	03/19/2018	160,000	159,889,600
Unsec. Medium-Term Notes (1 mo. USD LIBOR - 0.10%)(a)	1.48%	08/08/2019	50,000	50,000,000
				209,889,600

Federal National Mortgage Association (FNMA)–0.49%
Unsec. Disc. Notes(b)	1.38%	03/14/2018	130,000	129,935,217

Overseas Private Investment Corp. (OPIC)–1.33%
Sec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	11/15/2028	97,727	97,727,273
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	06/15/2025	24,000	24,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	09/15/2020	116,000	116,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	07/15/2025	39,167	39,166,667
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.70%	05/15/2030	10,452	10,452,000
Unsec. Gtd. VRD COP Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.62%	07/09/2026	43,350	43,350,000
				350,695,940
Total U.S. Government Sponsored Agency Securities (Cost $9,185,221,846)				9,185,221,846

U.S. Treasury Securities–21.74%
U.S. Treasury Bills–20.11%(b)
U.S. Treasury Bills	1.14%	03/15/2018	350,000	349,845,378
U.S. Treasury Bills	1.32%	03/15/2018	160,000	159,917,866
U.S. Treasury Bills	1.38%	03/15/2018	687,000	686,632,127
U.S. Treasury Bills	1.39%	03/15/2018	120,000	119,935,367
U.S. Treasury Bills	1.35%	03/22/2018	150,000	149,881,787
U.S. Treasury Bills	1.36%	03/22/2018	250,000	249,801,615

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–(continued)
U.S. Treasury Bills	1.50%	03/29/2018	$600,000	$599,302,332
U.S. Treasury Bills	1.43%	04/05/2018	178,000	177,753,396
U.S. Treasury Bills	1.46%	04/05/2018	210,000	209,703,720
U.S. Treasury Bills	1.23%	04/12/2018	400,000	399,430,667
U.S. Treasury Bills	1.64%	05/24/2018	335,000	333,721,974
U.S. Treasury Bills	1.59%	07/12/2018	400,000	397,666,958
U.S. Treasury Bills	1.60%	07/19/2018	125,000	124,226,111
U.S. Treasury Bills	1.61%	07/19/2018	375,000	372,667,639
U.S. Treasury Bills	1.63%	07/26/2018	300,000	298,021,626
U.S. Treasury Bills	1.64%	08/02/2018	400,000	397,219,038
U.S. Treasury Bills	1.85%	08/30/2018	300,000	297,235,875
				5,322,963,476

U.S. Treasury Notes–1.63%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(a)	1.65%	01/31/2020	60,000	59,998,850
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(a)	1.71%	07/31/2019	370,000	370,015,134
				430,013,984
Total U.S. Treasury Securities (Cost $5,752,977,460)				5,752,977,460
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements) (Cost $14,938,199,306)				14,938,199,306

			Repurchase Amount
Repurchase Agreements–47.00%(d)
ABN AMRO Bank N.V., agreement dated 02/28/2018, maturing value of $700,026,833 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $714,000,032; 1.25%-6.50%; 10/31/2018-12/01/2047)	1.38%	03/01/2018	700,026,833	700,000,000
Bank of Montreal, joint term agreement dated 02/08/2018, aggregate maturing value of $500,656,250 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0%-3.75%; 03/15/2018-11/15/2047)(e)	1.35%	03/15/2018	220,288,750	220,000,000
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $200,007,667 (collateralized by U.S. government sponsored agency obligations valued at $204,000,000; 2.65%-4.50%; 05/01/2035-09/01/2047)	1.38%	03/01/2018	200,007,667	200,000,000
CIBC World Markets Corp., agreement dated 02/28/2018, maturing value of $1,075,041,208 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,096,500,092; 1.38%-5.50%; 04/30/2020-01/01/2048)	1.38%	03/01/2018	1,075,041,208	1,075,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2018, aggregate maturing value of $400,015,111 (collateralized by U.S. Treasury obligations valued at $408,000,000; 0%; 11/15/2018-08/15/2045)	1.36%	03/01/2018	200,007,556	200,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/22/2018, aggregate maturing value of $250,066,111 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $255,000,007; 1.50%-3.50%; 05/31/2020-08/01/2047)(e)	1.36%	03/01/2018	135,035,700	135,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2018, aggregate maturing value of $500,133,194 (collateralized by U.S. government sponsored agency obligations valued at $510,000,000; 3.00%-5.00%; 04/01/2027-03/01/2048)(e)	1.37%	03/02/2018	250,066,597	250,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 02/27/2018, maturing value of $250,066,111 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $255,000,062; 1.88%-3.50%; 08/31/2022-02/01/2048)(e)	1.36%	03/06/2018	250,066,111	250,000,000
DNB Bank ASA, agreement dated 02/28/2018, maturing value of $300,011,417 (collateralized by U.S. Treasury obligations valued at $306,000,088; 0.13%-1.88%; 06/15/2020-05/31/2022)	1.37%	03/01/2018	300,011,417	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. — Bank of New York Mellon (The), agreement dated 02/28/2018, maturing value of $400,015,222 (collateralized by U.S. Treasury obligations valued at $408,000,078; 2.00%-3.00%; 02/15/2022-05/15/2047)	1.37%	03/01/2018	$400,015,222	$400,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2018, aggregate maturing value of $100,003,833 (collateralized by domestic agency mortgage-backed securities valued at $102,000,000; 2.50%-4.50%; 09/01/2018-02/01/2048)	1.38%	03/01/2018	60,002,300	60,000,000
ING Financial Markets, LLC, joint term agreement dated 02/23/2018, aggregate maturing value of $250,066,111 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.00%-5.50%; 02/01/2021-01/01/2048)(e)	1.36%	03/02/2018	85,022,478	85,000,000
ING Financial Markets, LLC, joint term agreement dated 12/14/2017, maturing value of $376,429,167 (collateralized by U.S. government sponsored agency obligations valued at $382,500,001; 2.00%-5.50%; 04/01/2020-02/01/2048)	1.40%	03/22/2018	306,162,389	305,000,000
ING Financial Markets, LLC, term agreement dated 12/15/2017, maturing value of $75,285,833 (collateralized by domestic agency mortgage-backed securities valued at $76,500,000; 1.70%-4.50%; 10/01/2027-02/01/2048)	1.40%	03/23/2018	75,285,833	75,000,000
Lloyds Bank PLC, joint term agreement dated 01/17/2018, aggregate maturing value of $501,286,250 (collateralized by U.S. Treasury obligations valued at $506,502,144; 1.00%-7.63%; 11/30/2019-02/15/2026)	1.47%	03/22/2018	225,578,813	225,000,000
Lloyds Bank PLC, joint term agreement dated 02/23/2018, aggregate maturing value of $500,575,556 (collateralized by U.S. Treasury obligations valued at $509,956,295; 0.88%-7.50%; 07/15/2018-11/15/2024)	1.48%	03/26/2018	225,259,000	225,000,000
Lloyds Bank PLC, joint term agreement dated 12/04/2017, aggregate maturing value of $501,794,722 (collateralized by U.S. Treasury obligations valued at $513,607,959; 1.38%-6.13%; 06/30/2020-11/15/2027)	1.42%	03/05/2018	361,292,200	360,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/28/2018, aggregate maturing value of $1,200,334,267 (collateralized by U.S. Treasury obligations valued at $1,233,979,365; 0%-4.50%; 03/29/2018-02/15/2043)(e)	1.39%	03/07/2018	500,136,264	500,001,125
Mitsubishi UFJ Trust and Banking Corp., joint term agreement dated 02/28/2018, aggregate maturing value of $2,308,440,738 (collateralized by U.S. Treasury obligations valued at $2,358,620,162; 1.63%-2.25%; 08/31/2022-02/15/2027)(e)	1.40%	03/07/2018	1,074,729,986	1,074,437,500
National Australia Bank Ltd., joint term agreement dated 02/27/2018, aggregate maturing value of $500,133,194 (collateralized by U.S. Treasury obligations valued at $509,532,574; 0.13%-2.13%; 04/15/2019-11/30/2023)(e)	1.37%	03/06/2018	250,066,597	250,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2018, maturing value of $365,536,918 (collateralized by U.S. Treasury obligations valued at $375,976,160; 0%; 02/15/2026-05/15/2045)	1.42%	03/01/2018	365,539,918	365,522,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2018, maturing value of $60,377,381 (collateralized by U.S. Treasury obligations valued at $61,868,000; 0%; 08/15/2033)	1.42%	03/01/2018	60,377,381	60,375,000
RBC Capital Markets LLC, joint term agreement dated 02/28/2018, aggregate maturing value of $1,000,000,000 (collateralized by U.S. government sponsored agency obligations valued at $1,020,000,000; 0%-7.50%; 03/25/2018-11/25/2057)(a)(e)	1.42%	04/30/2018	590,000,000	590,000,000
Royal Bank of Canada, joint term agreement dated 02/08/2018, aggregate maturing value of $1,101,339,556 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,122,000,000; 1.88%-7.00%; 01/31/2022-11/15/2057)(e)	1.37%	03/12/2018	891,083,822	890,000,000
Royal Bank of Canada, term agreement dated 02/23/2018, maturing value of $75,019,833 (collateralized by domestic agency mortgage-backed securities valued at $76,500,000; 3.50%-4.50%; 02/01/2029-01/01/2048)(e)	1.36%	03/02/2018	75,019,833	75,000,000
Societe Generale, joint open agreement dated 04/27/2017 (collateralized by U.S. Government sponsered agency obligations and U.S. Treasury obligations valued at $1,530,000,152; 0%-7.63%; 03/29/2018-11/20/2064)(f)	1.34%	—	—	1,115,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $1,000,038,056 (collateralized by U.S. Treasury obligations valued at $1,020,099,558; 3.63%; 02/15/2020)	1.37%	03/01/2018	453,965,864	453,948,589

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	$1,274,728,301	$1,274,679,084
Wells Fargo Securities, LLC, joint agreement dated 02/28/2018, aggregate maturing value of $760,028,922 (collateralized by U.S. government sponsored agency obligations valued at $775,200,000; 4.00%; 07/01/2047-03/01/2048)	1.37%	03/01/2018	725,027,590	725,000,000
Total Repurchase Agreements (Cost $12,438,963,798)				12,438,963,798
TOTAL INVESTMENTS IN SECURITIES(g)–103.44% (Cost $27,377,163,104)				27,377,163,104
OTHER ASSETS LESS LIABILITIES–(3.44)%				(910,581,357)
NET ASSETS–100.00%				$26,466,581,747

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
LIBOR	– London Interbank Offered Rate
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amounts and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	44.7%
8-30	14.7
31-60	6.7
61-90	2.5
91-180	8.9
181+	22.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–110.23%
U.S. Treasury Bills–88.61%(a)
U.S. Treasury Bills	1.15%	03/01/2018	$75,000	$75,000,000
U.S. Treasury Bills	1.16%	03/01/2018	65,400	65,400,000
U.S. Treasury Bills	1.23%	03/08/2018	5,000	4,998,809
U.S. Treasury Bills	1.28%	03/08/2018	40,700	40,690,040
U.S. Treasury Bills	1.29%	03/08/2018	3,900	3,899,022
U.S. Treasury Bills	1.14%	03/15/2018	18,900	18,891,651
U.S. Treasury Bills	1.31%	03/15/2018	3,300	3,298,325
U.S. Treasury Bills	1.32%	03/15/2018	5,000	4,997,433
U.S. Treasury Bills	1.38%	03/15/2018	123,000	122,933,990
U.S. Treasury Bills	1.36%	03/22/2018	160,800	160,672,463
U.S. Treasury Bills	1.37%	03/22/2018	24,800	24,780,181
U.S. Treasury Bills	1.18%	03/29/2018	9,309	9,300,529
U.S. Treasury Bills	1.50%	03/29/2018	100,000	99,883,722
U.S. Treasury Bills	1.20%	04/05/2018	10,000	9,988,431
U.S. Treasury Bills	1.31%	04/05/2018	600	599,236
U.S. Treasury Bills	1.43%	04/05/2018	26,000	25,963,979
U.S. Treasury Bills	1.46%	04/05/2018	39,500	39,444,269
U.S. Treasury Bills	1.23%	04/12/2018	10,000	9,985,766
U.S. Treasury Bills	1.44%	04/12/2018	15,000	14,974,975
U.S. Treasury Bills	1.48%	04/12/2018	17,400	17,369,936
U.S. Treasury Bills	1.51%	04/12/2018	32,100	32,043,432
U.S. Treasury Bills	1.56%	04/12/2018	100,000	99,818,000
U.S. Treasury Bills	1.25%	04/19/2018	10,000	9,983,122
U.S. Treasury Bills	1.41%	04/19/2018	8,700	8,683,363
U.S. Treasury Bills	1.46%	04/19/2018	10,000	9,980,223
U.S. Treasury Bills	1.48%	04/19/2018	15,000	14,969,885
U.S. Treasury Bills	1.44%	04/26/2018	30,000	29,933,267
U.S. Treasury Bills	1.51%	05/10/2018	30,000	29,912,500
U.S. Treasury Bills	1.55%	05/10/2018	20,000	19,940,111
U.S. Treasury Bills	1.64%	05/24/2018	20,000	19,923,700
U.S. Treasury Bills	1.65%	05/31/2018	30,000	29,875,633
U.S. Treasury Bills	1.54%	06/28/2018	30,000	29,848,275
U.S. Treasury Bills	1.59%	07/12/2018	40,000	39,767,065
U.S. Treasury Bills	1.61%	07/19/2018	40,000	39,751,111
U.S. Treasury Bills	1.61%	07/26/2018	10,000	9,934,830
U.S. Treasury Bills	1.63%	07/26/2018	15,000	14,901,081
U.S. Treasury Bills	1.64%	08/02/2018	15,000	14,895,729
U.S. Treasury Bills	1.83%	08/30/2018	10,000	9,907,863
				1,217,141,947

U.S. Treasury Notes–21.62%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	1.84%	04/30/2018	40,000	40,019,016
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.83%	07/31/2018	53,000	53,004,957
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.82%	10/31/2018	35,000	35,000,667

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.79%	01/31/2019	$49,000	$49,009,376
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.72%	04/30/2019	38,000	38,003,128
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.71%	07/31/2019	19,000	18,999,279
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	1.70%	10/31/2019	47,000	47,005,869
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	1.65%	01/31/2020	16,000	15,997,955
				297,040,247
TOTAL INVESTMENTS IN SECURITES–110.23% (Cost $1,514,182,194)				1,514,182,194
OTHER ASSETS LESS LIABILITIES–(10.23)%				(140,545,490)
NET ASSETS–100.00%				$1,373,636,704

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	9.3%
8-30	32.6
31-60	21.4
61-90	7.3
91-180	15.3
181+	14.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.89%
Alabama–4.19%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	1.09%	07/01/2040	$8,405	$8,405,000

Arizona–1.80%
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	1.09%	06/15/2031	1,975	1,975,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	1.09%	06/15/2031	1,640	1,640,000
				3,615,000

California–3.43%
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.97%	05/01/2034	4,170	4,170,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	1.03%	08/01/2042	2,700	2,700,000
				6,870,000

Colorado–0.82%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	02/01/2031	908	908,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	07/01/2034	735	735,000
				1,643,000

Delaware–2.04%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.11%	09/01/2036	3,085	3,085,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.09%	05/01/2036	1,005	1,005,000
				4,090,000

District of Columbia–1.50%
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)	1.09%	10/01/2039	3,000	3,000,000

Florida–5.96%
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(a)(b)	1.09%	10/01/2050	3,800	3,800,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.15%	11/01/2036	2,445	2,445,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.12%	07/01/2032	1,735	1,735,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(a)(b)	1.13%	11/01/2038	3,960	3,960,000
				11,940,000

Georgia–5.14%
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	1.01%	09/01/2035	4,190	4,190,000
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.07%	01/01/2030	2,000	2,000,000
Series 2010 A, Ref. VRD PCR (LOC–Bank of Montreal)(a)(b)	1.12%	01/01/2036	3,000	3,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	09/01/2020	1,100	1,100,000
				10,290,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–4.16%
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	1.17%	08/01/2030	$3,400	$3,400,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	1.05%	12/01/2046	4,935	4,935,000
				8,335,000

Indiana–8.09%
Huntington (City of) (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	08/01/2037	5,240	5,240,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	1.23%	06/01/2035	7,385	7,385,000
Purdue University; Series 2011 A, VRD COP(a)	1.04%	07/01/2035	3,082	3,081,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.09%	10/01/2019	500	500,000
				16,206,500

Louisiana–1.52%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	1.07%	07/01/2047	1,490	1,490,000
New Orleans (Port of) Board of Commissioners; Series 2010, Ref. VRD Subordinate Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.12%	06/01/2034	625	625,000
St. James (Parish of) (NuStar Logistics, L.P.); Series 2010 B, VRD RB (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)	1.13%	12/01/2040	930	930,000
				3,045,000

Massachusetts–1.72%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	1.10%	10/01/2038	1,650	1,650,000
Massachusetts (State of); Series 2017 B, Limited Tax GO RAN	2.00%	05/21/2018	1,800	1,804,523
				3,454,523

Michigan–1.16%
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	1.10%	01/15/2026	445	445,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.10%	03/01/2031	1,885	1,885,000
				2,330,000

Minnesota–4.47%
Burnsville (City of) (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	1.17%	10/15/2033	1,175	1,175,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	1.18%	11/15/2031	3,465	3,465,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	1.07%	11/01/2035	4,180	4,180,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	1.07%	10/01/2033	138	138,000
				8,958,000

Mississippi–3.94%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	1.15%	12/01/2030	150	150,000
Series 2010 C, VRD Gulf Opportunity Zone IDR(a)	1.09%	12/01/2030	2,035	2,035,000
Series 2010 E, VRD Gulf Opportunity Zone IDR(a)	1.09%	12/01/2030	5,700	5,700,000
				7,885,000

Missouri–3.11%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	1.09%	11/01/2037	525	525,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	1.10%	08/01/2038	1,245	1,245,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(b)	1.14%	02/01/2031	$3,860	$3,860,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	1.19%	12/01/2019	595	595,000
				6,225,000

Nevada–2.02%
Truckee Meadows Water Authority; Series 2006 B, Commercial Paper Notes (LOC–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(b)	1.25%	05/15/2018	4,050	4,050,000

New York–7.90%
Metropolitan Transportation Authority;
Subseries 2005 D-1, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(b)	1.13%	11/01/2035	4,980	4,980,000
Subseries 2005 D-2, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(b)	1.11%	11/01/2035	3,290	3,290,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC–Mizuho Bank, Ltd.)(a)(b)	1.07%	05/01/2039	2,000	2,000,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)	1.18%	05/01/2050	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	1.17%	11/01/2049	4,550	4,550,000
				15,820,000

North Carolina–0.90%
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC–TD Bank, N.A.)(a)(b)(c)	1.05%	05/01/2036	1,800	1,800,000

Oregon–1.72%
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	1.12%	08/01/2034	3,450	3,450,000

Pennsylvania–4.05%
Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(a)(b)	1.11%	11/01/2039	422	422,000
Derry (Township of) Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N. A.)(a)(b)	1.10%	11/01/2030	500	500,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	1.09%	03/01/2030	2,795	2,795,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.11%	10/15/2025	1,370	1,370,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	1.10%	09/01/2028	1,886	1,886,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	1.09%	11/01/2029	600	600,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(b)	1.10%	07/01/2027	550	550,000
				8,123,000

Texas–13.64%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	1.11%	08/01/2035	6,405	6,405,000
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(a)	1.10%	11/01/2041	1,300	1,300,000
Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.12%	02/15/2042	635	635,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	1.09%	01/01/2049	4,215	4,215,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.09%	04/01/2026	2,722	2,722,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	1.09%	05/01/2042	2,150	2,150,000
Texas (State of); Series 2017, TRAN	4.00%	08/30/2018	5,700	5,786,681
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.98%	08/01/2025	4,120	4,120,000
				27,333,681

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–3.25%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)	1.13%	11/01/2024	$3,612	$3,612,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	1.15%	04/01/2042	2,900	2,900,000
				6,512,000

Virginia–2.99%
Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	1.10%	08/01/2037	2,500	2,500,000
University of Virginia; Series 2018 A, Commercial Paper Notes	1.12%	03/08/2018	3,500	3,500,000
				6,000,000

Washington–2.10%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	1.13%	09/01/2049	4,200	4,200,000

West Virginia–2.09%
Cabell (County of) (Provident Group — Marshall Properties LLC — Marshall University); Series 2010 A, VRD University Facilities RB (LOC–Bank of America, N.A.)(a)(b)	1.15%	07/01/2039	1,050	1,050,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	1.12%	01/01/2034	3,130	3,130,000
				4,180,000

Wisconsin–3.18%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	1.11%	10/01/2042	4,220	4,220,000
Milwaukee (City of); Series 2017 M-11, School RAN	5.00%	09/27/2018	2,100	2,147,828
				6,367,828

Wyoming–2.00%
Lincoln (County of) (ExxonMobil); Series 2014, Ref. VRD PCR(a)	1.14%	10/01/2044	4,000	4,000,000
TOTAL INVESTMENTS IN SECURITIES(e)(f)–98.89% (Cost $198,128,532)				198,128,532
OTHER ASSETS LESS LIABILITIES–1.11%				2,218,294
NET ASSETS–100.00%				$200,346,826

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(d)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2018 represented 1.70% of the Fund’s Net Assets.
(e)	Also represents cost for federal income tax purposes.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Federal Home Loan Bank	5.4%

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	91.2%
8-30	1.8
31-60	—
61-90	3.0
91-180	—
181+	4.0

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Assets:
Investments in securities, at value	$1,909,330,734	$289,991,202	$13,540,190,048	$14,938,199,306	$1,514,182,194	$198,128,532
Repurchase agreements	669,390,695	131,158,323	16,074,454,248	12,438,963,798	—	—
Receivable for:
Investments sold	—	—	—	—	—	2,005,054
Interest	1,213,123	169,887	6,559,557	12,936,490	398,418	334,292
Fund expenses absorbed	—	—	192,515	65,153	20,469	5,441
Investment for trustee deferred compensation and retirement plans	3,820,079	1,063,222	2,266,349	1,031,485	131,441	378,349
Other assets	40,994	179,475	118,329	422,732	52,131	73,560
Total assets	2,583,795,625	422,562,109	29,623,781,046	27,391,618,964	1,514,784,653	200,925,228

Liabilities:
Payable for:
Investments purchased	—	—	3,060,086,427	896,538,207	139,667,218	—
Amount due custodian	—	—	6,512,475	927,423	6,660	—
Dividends	3,053,548	453,959	24,912,470	25,692,274	1,264,683	116,102
Accrued fees to affiliates	34,807	2,535	684,843	572,024	31,362	15,740
Accrued trustees’ and officer’s fees and benefits	3,986	4,082	52,471	56,456	6,003	4,238
Accrued operating expenses	102,202	37,920	210,418	20,051	25,744	23,275
Trustee deferred compensation and retirement plans	4,294,659	1,181,861	2,617,311	1,230,782	146,279	419,048
Total liabilities	7,489,202	1,680,357	3,095,076,415	925,037,217	141,147,949	578,403
Net assets applicable to shares outstanding	$2,576,306,423	$420,881,752	$26,528,704,631	$26,466,581,747	$1,373,636,704	$200,346,825

Net assets consist of:
Shares of beneficial interest	$2,576,230,027	$420,112,540	$26,528,016,990	$26,466,509,242	$1,373,702,289	$200,509,685
Undistributed net investment income	125,723	768,843	445,995	208,988	(12,543)	(104,955)
Undistributed net realized gain (loss)	8,085	1,942	241,646	(136,483)	(53,042)	(57,905)
Net unrealized appreciation (depreciation)	(57,412)	(1,573)	—	—	—	—
	$2,576,306,423	$420,881,752	$26,528,704,631	$26,466,581,747	$1,373,636,704	$200,346,825
Cost of Investments	$2,578,778,842	$421,151,098	$29,614,644,296	$27,377,163,104	$1,514,182,194	$198,128,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

February 28, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$2,545,619,200	$416,671,336	$24,044,592,088	$25,046,080,286	$1,328,658,137	$112,865,021
Private Investment Class	$6,410,598	$1,862,844	$630,268,529	$393,539,939	$1,259,294	$37,329,458
Personal Investment Class	$11,224	$612,548	$150,315,301	$8,429,471	$70,230	$10,004
Cash Management Class	$14,111,801	$1,061,449	$469,528,618	$265,460,441	$1,617,958	$24,123,366
Reserve Class	$776,448	$468,867	$283,039,048	$324,550,598	$41,926,357	$17,381,439
Resource Class	$1,061,004	$184,485	$582,365,227	$234,625,399	$94,604	$8,627,532
Corporate Class	$8,316,148	$20,223	$368,595,820	$193,895,613	$10,124	$10,005

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,545,292,041	416,671,862	24,043,288,291	25,045,904,613	1,328,666,526	112,850,643
Private Investment Class	6,409,785	1,862,847	630,235,060	393,537,172	1,259,260	37,324,700
Personal Investment Class	11,223	612,549	150,307,355	8,429,412	70,229	10,003
Cash Management Class	14,110,000	1,061,451	469,502,604	265,458,683	1,617,970	24,120,300
Reserve Class	776,345	468,868	283,024,039	324,548,299	41,926,649	17,379,371
Resource Class	1,060,868	184,485	582,334,204	234,623,690	94,604	8,626,218
Corporate Class	8,315,087	20,224	368,576,267	193,894,082	10,124	10,005
Net asset value, offering and redemption price per share for each class	$1.0001	$1.0000	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$11,016,787	$2,782,344	$152,502,051	$171,997,536	$7,950,097	$1,017,866

Expenses:
Advisory fees	1,038,391	294,246	18,484,180	14,169,879	843,473	193,582
Administrative services fees	381,775	118,844	4,304,547	4,914,088	363,359	53,832
Custodian fees	3,995	5,506	63,739	331,945	2,899	488
Distribution fees:
Private Investment Class	10,191	2,724	759,434	600,499	2,913	40,447
Personal Investment Class	31	1,668	399,413	43,543	299	3,819
Cash Management Class	3,580	445	170,211	96,285	647	10,291
Reserve Class	3,649	2,120	1,347,297	1,184,560	164,678	68,708
Resource Class	1,235	146	391,772	248,797	75	5,818
Corporate Class	1,709	3	59,385	21,709	2	—
Transfer agent fees	62,303	17,655	1,109,051	1,470,965	60,045	8,711
Trustees’ and officers’ fees and benefits	11,833	12,636	175,506	212,567	18,876	11,592
Registration and filing fees	45,173	50,695	73,378	116,679	45,087	51,989
Reports to shareholders	29,746	7,818	30,074	39,521	6,028	5,221
Professional services fees	31,190	26,385	145,917	115,866	29,398	26,590
Other	64,042	30,000	165,297	166,749	23,060	14,919
Total expenses	1,688,843	570,891	27,679,201	23,733,652	1,560,839	496,007
Less: Fees waived	(422,815)	(211,259)	(2,839,649)	(380,199)	(273,935)	(204,538)
Net expenses	1,266,028	359,632	24,839,552	23,353,453	1,286,904	291,469
Net investment income	9,750,759	2,422,712	127,662,499	148,644,083	6,663,193	726,397

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	8,085	1,571	508,617	394,818	19,166	(4,370)
Change in net unrealized appreciation (depreciation) of investment securities	(88,330)	(11,112)	—	—	—	—
Net increase in net assets resulting from operations	$9,670,514	$2,413,171	$128,171,116	$149,038,901	$6,682,359	$722,027

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 28, 2018	August 31, 2017	February 28, 2018	August 31, 2017
Operations:
Net investment income	$9,750,759	$4,871,296	$2,422,712	$3,235,998
Net realized gain	8,085	284,449	1,571	371
Change in net unrealized appreciation (depreciation)	(88,330)	30,918	(11,112)	9,539
Net increase in net assets resulting from operations	9,670,514	5,186,663	2,413,171	3,245,908

Distributions to shareholders from net investment income:
Institutional Class	(9,578,395)	(4,489,048)	(2,403,076)	(3,118,898)
Private Investment Class	(33,722)	(84,531)	(8,559)	(18,217)
Personal Investment Class	(41)	(1,713)	(2,094)	(26,443)
Cash Management Class	(55,476)	(138,836)	(6,413)	(59,666)
Reserve Class	(2,220)	(6,618)	(1,465)	(5,654)
Resource Class	(6,695)	(8,281)	(985)	(6,995)
Corporate Class	(74,210)	(142,269)	(120)	(125)
Total distributions from net investment income	(9,750,759)	(4,871,296)	(2,422,712)	(3,235,998)

Distributions to shareholders from net realized gains:
Institutional Class	—	(2,877,921)	—	—
Private Investment Class	—	(90,311)	—	—
Personal Investment Class	—	(5,195)	—	—
Cash Management Class	—	(133,371)	—	—
Reserve Class	—	(25,060)	—	—
Resource Class	—	(1,213)	—	—
Corporate Class	—	(67,014)	—	—
Total distributions from net realized gains	—	(3,200,085)	—	—

Share transactions–net:
Institutional Class	2,249,521,185	(10,122,727,290)	(7,250,126)	(1,183,946,896)
Private Investment Class	(570,719)	(234,302,026)	18,028	(139,216,079)
Personal Investment Class	4	(29,230,918)	1,928	(116,863,502)
Cash Management Class	6,374,743	(242,827,588)	(86,623)	(166,722,672)
Reserve Class	(167,937)	(99,217,916)	(31,777)	(20,973,659)
Resource Class	(265,872)	(5,919,518)	937	(16,683,703)
Corporate Class	(1,164,553)	(160,159,887)	116	11,449
Net increase (decrease) in net assets resulting from share transactions	2,253,726,851	(10,894,385,143)	(7,347,517)	(1,644,395,062)
Net increase (decrease) in net assets	2,253,646,606	(10,897,269,861)	(7,357,058)	(1,644,385,152)

Net assets:
Beginning of period	322,659,817	11,219,929,678	428,238,810	2,072,623,962
End of period*	$2,576,306,423	$322,659,817	$420,881,752	$428,238,810
* Includes accumulated undistributed net investment income	$125,723	$125,723	$768,843	$768,843

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2018	August 31, 2017	February 28, 2018	August 31, 2017
Operations:
Net investment income	$127,662,499	$112,926,205	$148,644,083	$139,006,726
Net realized gain (loss)	508,617	39,369	394,818	(531,300)
Net increase in net assets resulting from operations	128,171,116	112,965,574	149,038,901	138,475,426

Distributions to shareholders from net investment income:
Institutional Class	(118,310,761)	(103,892,394)	(142,980,682)	(133,552,021)
Private Investment Class	(1,938,276)	(1,423,813)	(1,537,809)	(1,460,534)
Personal Investment Class	(382,722)	(253,848)	(40,763)	(41,168)
Cash Management Class	(2,084,384)	(1,754,490)	(1,201,885)	(705,201)
Reserve Class	(741,181)	(324,958)	(702,464)	(661,922)
Resource Class	(2,196,137)	(1,659,524)	(1,389,284)	(1,330,994)
Corporate Class	(2,009,038)	(3,617,178)	(791,196)	(1,254,886)
Total distributions from net investment income	(127,662,499)	(112,926,205)	(148,644,083)	(139,006,726)

Share transactions–net:
Institutional Class	1,240,152,310	2,935,444,591	(2,645,710,477)	16,975,145,658
Private Investment Class	55,446,106	14,784,721	(116,955,166)	169,627,850
Personal Investment Class	10,077,226	17,413,815	(12,699,768)	13,622,071
Cash Management Class	(9,879,470)	75,974,874	96,430,410	18,926,896
Reserve Class	32,305,446	91,599,025	153,592,510	(144,921,764)
Resource Class	105,534,153	(6,111,394)	(107,521,673)	246,458,843
Corporate Class	(239,228,636)	(565,402,977)	(130,544,107)	8,002,319
Net increase (decrease) in net assets resulting from share transactions	1,194,407,135	2,563,702,655	(2,763,408,271)	17,286,861,873
Net increase (decrease) in net assets	1,194,915,752	2,563,742,024	(2,763,013,453)	17,286,330,573

Net assets:
Beginning of period	25,333,788,879	22,770,046,855	29,229,595,200	11,943,264,627
End of period*	$26,528,704,631	$25,333,788,879	$26,466,581,747	$29,229,595,200
* Includes accumulated undistributed net investment income	$445,995	$445,995	$208,988	$208,988

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 28, 2018	August 31, 2017	February 28, 2018	August 31, 2017
Operations:
Net investment income	$6,663,193	$5,625,681	$726,397	$978,198
Net realized gain (loss)	19,166	(69,048)	(4,370)	(14,722)
Net increase in net assets resulting from operations	6,682,359	5,556,633	722,027	963,476

Distributions to shareholders from net investment income:
Institutional Class	(6,549,109)	(5,499,185)	(469,501)	(638,667)
Private Investment Class	(8,553)	(6,562)	(100,490)	(82,433)
Personal Investment Class	(303)	(821)	(2,768)	(6,683)
Cash Management Class	(7,663)	(6,763)	(97,555)	(164,964)
Reserve Class	(97,108)	(111,357)	(30,206)	(71,643)
Resource Class	(407)	(601)	(25,867)	(13,707)
Corporate Class	(50)	(392)	(10)	(101)
Total distributions from net investment income	(6,663,193)	(5,625,681)	(726,397)	(978,198)

Share transactions–net:
Institutional Class	22,269,267	1,185,273,759	2,051,387	(339,954,549)
Private Investment Class	(1,964,788)	(2,936,998)	9,977,201	2,881,656
Personal Investment Class	22,388	(2,559,557)	(1,995,769)	(390,938)
Cash Management Class	336	(29,769,108)	(3,491,496)	(3,056,555)
Reserve Class	6,301,235	(1,007,763)	3,723,349	(7,877,273)
Resource Class	422	(99,477)	2,628,012	3,587,633
Corporate Class	47	(2,933,744)	10,004	(32,063)
Net increase (decrease) in net assets resulting from share transactions	26,628,907	1,145,967,112	12,902,688	(344,842,089)
Net increase (decrease) in net assets	26,648,073	1,145,898,064	12,898,318	(344,856,811)

Net assets:
Beginning of period	1,346,988,631	201,090,567	187,448,507	532,305,318
End of period*	$1,373,636,704	$1,346,988,631	$200,346,825	$187,448,507
* Includes accumulated undistributed net investment income	$(12,543)	$(12,543)	$(104,955)	$(104,955)

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”) (formerly Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

31                         Short-Term Investments Trust

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Invesco Liquid Asset Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets,

32                         Short-Term Investments Trust

the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

33                         Short-Term Investments Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2018, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Invesco Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

34                         Short-Term Investments Trust

For the six months ended February 28, 2018, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Invesco Liquid Assets Portfolio	$422,362	$—
Invesco STIC Prime Portfolio	210,685	—
Invesco Treasury Portfolio	2,371,330	—
Invesco Government & Agency Portfolio	—	—
Invesco Treasury Obligations Portfolio	208,699	—
Invesco Tax-Free Cash Reserve Portfolio	172,374	—

Voluntary fee waivers for the six months ended February 28, 2018 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	$—	$—	$—	$453	$—	$—
Invesco STIC Prime Portfolio	—	3	—	571	—	—
Invesco Treasury Portfolio	—	16,362	—	451,957	—	—
Invesco Government & Agency Portfolio	—	2,465	—	377,734	—	—
Invesco Treasury Obligations Portfolio	—	25	—	65,211	—	—
Invesco Tax-Free Cash Reserve Portfolio	—	1,033	—	31,131	—	—

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

35                         Short-Term Investments Trust

As of February 28, 2018, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 28, 2018, there were no material transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2018, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$79,891,007	$80,918,865	$0
Invesco STIC Prime Portfolio	27,262,215	51,275,067	0
Invesco Government & Agency Portfolio	10,879,508	0	0
Invesco Tax-Free Cash Reserve Portfolio	96,952,920	84,223,004	0

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

36                         Short-Term Investments Trust

The Funds below had a capital loss carryforward as of August 31, 2017, which expires as follows:

	Short-Term		Not Subject to Expiration
Fund	2018	2019		Total*
Invesco Liquid Assets Portfolio	$—	$—	$—	$—
Invesco STIC Prime Portfolio	—	—	—	—
Invesco Treasury Portfolio	—	—	266,972	266,972
Invesco Government & Agency Portfolio	—	—	531,300	531,300
Invesco Treasury Obligations Portfolio	—	—	61,535	61,535
Invesco Tax-Free Cash Reserve Portfolio	8,740	30,074	14,721	53,535

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2018
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,514,192,867	$—	$(10,673)	$(10,673)

*	For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9—Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017(b)
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,098,292,161	$6,099,222,676	8,846,205,589	$8,846,379,006
Private Investment Class	100,828	100,848	73,675,959	73,675,968
Personal Investment Class	—	—	8,382,621	8,382,870
Cash Management Class	23,866,792	23,869,986	352,257,569	352,272,331
Reserve Class	27,958	27,964	3,766,999	3,767,196
Resource Class	—	—	132,559	132,558
Corporate Class	31,435,900	31,441,187	244,330,733	244,348,194

Issued as reinvestment of dividends:
Institutional Class	735,033	735,171	4,398,518	4,398,873
Private Investment Class	27,730	27,735	43,468	43,475
Personal Investment Class	3	4	1,713	1,713
Cash Management Class	34,494	34,500	93,656	93,666
Reserve Class	2,188	2,188	6,617	6,618
Resource Class	6,634	6,635	8,279	8,281
Corporate Class	56,917	56,928	142,251	142,269

Reacquired:
Institutional Class	(3,849,837,505)	(3,850,436,662)	(18,973,148,113)	(18,973,505,169)
Private Investment Class	(699,204)	(699,302)	(308,001,404)	(308,021,469)
Personal Investment Class	—	—	(37,614,403)	(37,615,501)
Cash Management Class	(17,527,274)	(17,529,743)	(595,177,024)	(595,193,585)
Reserve Class	(198,056)	(198,089)	(102,991,361)	(102,991,730)
Resource Class	(272,453)	(272,507)	(6,060,265)	(6,060,357)
Corporate Class	(32,658,671)	(32,662,668)	(404,609,206)	(404,650,350)
Net increase (decrease) in share activity	2,253,393,475	$2,253,726,851	(10,894,155,245)	$(10,894,385,143)

(a)	90% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Effective October 12, 2016, Invesco Liquid Assets Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

37                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017(b)
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	671,033,784	$671,033,402	1,181,673,896	$1,181,705,357
Private Investment Class	106,000	106,004	32,477,987	32,477,991
Personal Investment Class	—	—	118,187,308	118,187,309
Cash Management Class	408,572	408,574	132,025,201	132,025,203
Reserve Class	5	5	12,104,481	12,104,533
Resource Class	—	—	54,163,813	54,163,819
Corporate Class	—	—	23,501	23,503

Issued as reinvestment of dividends:
Institutional Class	1,185,345	1,185,326	1,319,248	1,319,283
Private Investment Class	8,153	8,153	12,756	12,757
Personal Investment Class	1,955	1,955	16,252	16,252
Cash Management Class	4,156	4,156	59,666	59,666
Reserve Class	1,444	1,444	5,653	5,654
Resource Class	937	937	6,994	6,995
Corporate Class	116	116	126	125

Reacquired:
Institutional Class	(679,472,584)	(679,468,854)	(2,366,923,911)	(2,366,971,536)
Private Investment Class	(96,129)	(96,129)	(171,705,890)	(171,706,827)
Personal Investment Class	(27)	(27)	(235,067,018)	(235,067,063)
Cash Management Class	(499,353)	(499,353)	(298,807,504)	(298,807,541)
Reserve Class	(33,226)	(33,226)	(33,083,675)	(33,083,846)
Resource Class	—	—	(70,853,614)	(70,854,517)
Corporate Class	—	—	(12,179)	(12,179)
Net increase (decrease) in share activity	(7,350,852)	$(7,347,517)	(1,644,376,909)	$(1,644,395,062)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 95% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, Invesco STIC Prime Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

38                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	83,870,920,011	$83,870,920,011	104,978,321,526	$104,978,321,526
Private Investment Class	679,734,166	679,734,166	1,389,145,628	1,389,145,628
Personal Investment Class	505,175,240	505,175,240	959,511,379	959,511,379
Cash Management Class	1,643,623,471	1,643,623,471	2,685,419,118	2,685,419,118
Reserve Class	410,729,899	410,729,899	386,663,928	386,663,928
Resource Class	440,940,439	440,940,439	575,122,878	575,122,878
Corporate Class	2,212,293,713	2,212,293,713	9,826,990,863	9,826,990,863

Issued as reinvestment of dividends:
Institutional Class	23,836,828	23,836,828	16,234,515	16,234,515
Private Investment Class	248,510	248,510	249,491	249,491
Personal Investment Class	340,891	340,891	202,723	202,723
Cash Management Class	1,698,617	1,698,617	1,178,232	1,178,232
Reserve Class	651,740	651,740	254,629	254,629
Resource Class	504,629	504,629	346,994	346,994
Corporate Class	1,725,825	1,725,825	2,990,987	2,990,987

Reacquired:
Institutional Class	(82,654,604,529)	(82,654,604,529)	(102,059,111,450)	(102,059,111,450)
Private Investment Class	(624,536,570)	(624,536,570)	(1,374,610,398)	(1,374,610,398)
Personal Investment Class	(495,438,905)	(495,438,905)	(942,300,287)	(942,300,287)
Cash Management Class	(1,655,201,558)	(1,655,201,558)	(2,610,622,476)	(2,610,622,476)
Reserve Class	(379,076,193)	(379,076,193)	(295,319,532)	(295,319,532)
Resource Class	(335,910,915)	(335,910,915)	(581,581,266)	(581,581,266)
Corporate Class	(2,453,248,174)	(2,453,248,174)	(10,395,384,827)	(10,395,384,827)
Net increase in share activity	1,194,407,135	$1,194,407,135	2,563,702,655	$2,563,702,655

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 15% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

39                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	124,484,185,519	$124,484,185,519	208,396,167,421	$208,396,167,421
Private Investment Class	708,079,249	708,079,249	1,423,015,874	1,423,015,874
Personal Investment Class	13,087,606	13,087,606	72,491,907	72,491,907
Cash Management Class	618,043,130	618,043,130	936,923,184	936,923,184
Reserve Class	586,521,963	586,521,963	850,197,770	850,197,770
Resource Class	1,220,430,797	1,220,430,797	2,809,077,121	2,809,077,121
Corporate Class	1,168,124,291	1,168,124,291	4,691,887,919	4,691,887,919

Issued as reinvestment of dividends:
Institutional Class	27,926,219	27,926,219	19,317,518	19,317,518
Private Investment Class	500,392	500,392	318,477	318,477
Personal Investment Class	23,820	23,820	12,576	12,576
Cash Management Class	806,065	806,065	418,891	418,891
Reserve Class	573,192	573,192	513,904	513,904
Resource Class	1,045,321	1,045,321	796,073	796,073
Corporate Class	318,197	318,197	795,308	795,308

Reacquired:
Institutional Class	(127,157,822,215)	(127,157,822,215)	(191,440,339,281)	(191,440,339,281)
Private Investment Class	(825,534,807)	(825,534,807)	(1,253,706,501)	(1,253,706,501)
Personal Investment Class	(25,811,194)	(25,811,194)	(58,882,412)	(58,882,412)
Cash Management Class	(522,418,785)	(522,418,785)	(918,415,179)	(918,415,179)
Reserve Class	(433,502,645)	(433,502,645)	(995,633,438)	(995,633,438)
Resource Class	(1,328,997,791)	(1,328,997,791)	(2,563,414,351)	(2,563,414,351)
Corporate Class	(1,298,986,595)	(1,298,986,595)	(4,684,680,908)	(4,684,680,908)
Net increase (decrease) in share activity	(2,763,408,271)	$(2,763,408,271)	17,286,861,873	$17,286,861,873

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 16% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

40                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	569,994,076	$569,994,076	1,882,109,152	$1,882,109,152
Private Investment Class	154,318	154,318	10,041,615	10,041,615
Personal Investment Class	1,263,767	1,263,767	2,009,181	2,009,181
Cash Management Class	1,610,000	1,610,000	7,657	7,657
Reserve Class	42,740,773	42,740,773	140,006,781	140,006,781
Resource Class	422	422	94,706	94,706
Corporate Class	—	—	659,929	659,929

Issued as reinvestment of dividends:
Institutional Class	138,972	138,972	116,704	116,704
Private Investment Class	8,812	8,812	4,830	4,830
Personal Investment Class	3	3	6,763	6,763
Cash Management Class	7,229	7,229	89,662	89,662
Reserve Class	90,443	90,443	—	—
Corporate Class	47	47	299	299

Reacquired:
Institutional Class	(547,863,781)	(547,863,781)	(696,952,097)	(696,952,097)
Private Investment Class	(2,127,918)	(2,127,918)	(12,983,443)	(12,983,443)
Personal Investment Class	(1,241,382)	(1,241,382)	(4,568,738)	(4,568,738)
Cash Management Class	(1,616,893)	(1,616,893)	(29,783,528)	(29,783,528)
Reserve Class	(36,529,981)	(36,529,981)	(141,104,206)	(141,104,206)
Resource Class	—	—	(194,183)	(194,183)
Corporate Class	—	—	(3,593,972)	(3,593,972)
Net increase in share activity	26,628,907	$26,628,907	1,145,967,112	$1,145,967,112

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
In addition, 86% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

41                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	59,262,860	$59,262,860	216,245,353	$216,245,353
Private Investment Class	45,477,298	45,477,298	49,632,970	49,632,970
Personal Investment Class	10,391	10,391	2,005,100	2,005,100
Cash Management Class	3,192,742	3,192,742	45,537,104	45,537,104
Reserve Class	37,083,918	37,083,918	111,932,405	111,932,405
Resource Class	4,550,024	4,550,024	4,058,371	4,058,371
Corporate Class	10,000	10,000	32,101	32,101

Issued as reinvestment of dividends:
Institutional Class	221,438	221,438	221,692	221,692
Private Investment Class	83,737	83,737	68,844	68,844
Personal Investment Class	2,768	2,768	5,772	5,772
Cash Management Class	79,721	79,721	134,904	134,904
Reserve Class	27,866	27,866	64,807	64,807
Resource Class	22,290	22,290	11,483	11,483
Corporate Class	4	4	97	97

Reacquired:
Institutional Class	(57,432,911)	(57,432,911)	(556,421,594)	(556,421,594)
Private Investment Class	(35,583,834)	(35,583,834)	(46,820,158)	(46,820,158)
Personal Investment Class	(2,008,928)	(2,008,928)	(2,401,810)	(2,401,810)
Cash Management Class	(6,763,959)	(6,763,959)	(48,728,563)	(48,728,563)
Reserve Class	(33,388,435)	(33,388,435)	(119,874,485)	(119,874,485)
Resource Class	(1,944,302)	(1,944,302)	(482,221)	(482,221)
Corporate Class	—	—	(64,261)	(64,261)
Net increase (decrease) in share activity	12,902,688	$12,902,688	(344,842,089)	$(344,842,089)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 91% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

42                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/18	$1.0002	$0.0070	$(0.0007)	$0.0063	$(0.0064)	$—	$(0.0064)	$1.0001	0.63%	$2,545,619	0.18	%(c)	0.24	%(c)	1.41	%(c)
Year ended 08/31/17	1.00	0.0051	0.0036	0.0087	(0.0080)	(0.0005)	(0.0085)	1.0002	0.84	296,174	0.18		0.26		0.51
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.33	10,421,616	0.15		0.18		0.34
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	15,974,126	0.14		0.17		0.08
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	18,614,857	0.14		0.17		0.07
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.12	18,681,986	0.14		0.17		0.12
Invesco STIC Prime Portfolio
Six months ended 02/28/18	1.0000	0.0061	(0.0000)	0.0061	(0.0061)	—	(0.0061)	1.0000	0.62	416,671	0.18	(c)	0.29	(c)	1.24	(c)
Year ended 08/31/17	1.00	0.0062	0.0007	0.0069	(0.0069)	—	(0.0069)	1.0000	0.70	423,931	0.18		0.27		0.62
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.26	1,607,867	0.14		0.20		0.26
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,764,662	0.07		0.19		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	1,913,414	0.06		0.19		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	2,012,517	0.10		0.19		0.09
Invesco Treasury Portfolio
Six months ended 02/28/18	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.52	24,044,592	0.18	(c)	0.20	(c)	1.06	(c)
Year ended 08/31/17	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.52	22,803,973	0.18		0.20		0.52
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	19,868,465	0.14		0.18		0.17
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	7,850,084	0.06		0.17		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	7,480,210	0.04		0.17		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	7,421,436	0.09		0.18		0.02
Invesco Government & Agency Portfolio
Six months ended 02/28/18	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.53	25,046,080	0.15	(c)	0.15	(c)	1.06	(c)
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.56	27,691,416	0.15		0.15		0.58
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.19	10,716,760	0.14		0.15		0.19
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	4,219,860	0.08		0.13		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	3,328,391	0.06		0.13		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,439,499	0.11		0.14		0.02
Invesco Treasury Obligations Portfolio
Six months ended 02/28/18	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.51	1,328,658	0.18	(c)	0.21	(c)	1.03	(c)
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.44	1,306,370	0.18		0.22		0.48
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.13	121,149	0.12		0.36		0.13
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	105,550	0.00		0.33		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	127,700	0.02		0.29		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	744,577	0.06		0.20		0.03
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/18	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.42	112,865	0.20	(c)	0.38	(c)	0.85	(c)
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.56	110,817	0.20		0.37		0.56
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.10	450,792	0.10		0.31		0.12
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	456,027	0.03		0.31		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	524,034	0.04		0.30		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	516,166	0.10		0.30		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,366,531, $391,319, $22,558,591, $27,178,227, $1,283,561 and $111,960 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations and Invesco Tax-Free Cash Reserve Portfolio, respectively.

43                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class	Beginning Account Value (09/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/18)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
Invesco Liquid Assets Portfolio	$1,000.00	$1,006.30	$0.90	$1,023.90	$0.90	0.18%
Invesco STIC Prime Portfolio	1,000.00	1,006.20	0.90	1,023.90	0.90	0.18
Invesco Treasury Portfolio	1,000.00	1,005.20	0.89	1,023.90	0.90	0.18
Invesco Government & Agency Portfolio	1,000.00	1,005.30	0.75	1,024.05	0.75	0.15
Invesco Treasury Obligations Portfolio	1,000.00	1,005.10	0.89	1,023.90	0.90	0.18
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,004.20	0.99	1,023.80	1.00	0.20

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2017, through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

44                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-1	04262018	0804

Semiannual Report to Shareholders	February 28, 2018

Personal Investment Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

Effective December 15, 2017, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio were renamed Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

26	Financial Statements

31	Notes to Financial Statements

43	Financial Highlights

44	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2018, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Personal Investment Class data as of 2/28/18
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End
Invesco Liquid Assets[1]	10 - 37 days	18 days	67 days	$11.2 thousand
Invesco STIC Prime[1]	11 - 19 days	11 days	12 days	612.5 thousand
Invesco Treasury[2]	10 - 31 days	30 days	84 days	150.3 million
Invesco Government & Agency[2]	16 - 25 days	23 days	106 days	8.4 million
Invesco Treasury Obligations[2]	33 - 51 days	36 days	103 days	70.2 thousand
Invesco Tax-Free Cash Reserve[3]	16 - 31 days	16 days	16 days	10.0 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                          Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

      We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 28, 2018. As always, we thank you for investing with us. By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

    The US Federal Reserve (the Fed) raised interest rates by 0.25% in December 2017, bringing the key fed funds target rate to a range of 1.25% to 1.50% as of February 28, 2018.[1] The December increase was the latest in a series of interest rate increases the Fed implemented in response to a moderately expanding US economy and relatively benign inflation levels. These increases benefited money market investors. At the close of the reporting period, additional Fed rate increases were widely expected later in 2018 –

potentially faster than previously expected. Most major central banks around the world continued to maintain interest rates at, near or below zero in an effort to spur economic growth and inflation.

    In early February, Jerome Powell assumed the chairmanship of the Fed. Powell, a member of the Fed’s board of governors since 2012, is largely expected to stay the course with regard to monetary policy as he largely voted in line with former Fed Chair Janet Yellen during her years leading the Fed.

    Invesco Global Liquidity is part of Invesco Ltd., one of the world’s largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our vision is grounded in our rigorous investment philosophy, high-quality products and tradition of excellent client service. Our unrelenting focus on preservation of capital, daily liquidity and competitive yield is implemented through repeatable, time-tested processes.

    Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1  Source: US Federal Reserve

3                          Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–44.78%(a)
Asset-Backed Securities — Fully Supported–5.91%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.76%	04/03/2018	$75,000	$74,878,028
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.83%	04/23/2018	20,000	19,943,090
Kells Funding LLC (CEP–FMS Wertmanagement)(c)	1.42%	03/01/2018	2,500	2,499,899
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.21%)(b)(c)(d)	1.80%	05/21/2018	5,000	5,002,088
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.81%	03/15/2018	50,000	49,967,815
				152,290,920

Asset-Backed Securities — Fully Supported Bank–14.81%
Anglesea Funding LLC (Multi–CEP’s) (1 mo. USD LIBOR + 0.27%)(c)(d)	1.85%	06/29/2018	25,000	25,000,323
Anglesea Funding LLC (Multi–CEP’s) (1 mo. USD LIBOR + 0.27%)(b)(c)(d)	1.85%	06/04/2018	60,000	60,000,702
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(c)	1.81%	03/20/2018	50,000	49,956,610
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	1.93%	06/14/2018	70,000	69,560,778
Ebury Finance LLC (Multi–CEP’s)(b)(c)	1.45%	03/01/2018	30,000	29,998,758
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	1.84%	03/22/2018	30,000	29,970,648
Halkin Finance LLC (Multi–CEP’s)(b)(c)	1.45%	03/01/2018	40,000	39,998,344
Institutional Secured Funding LLC (Multi–CEP’s)(b)(c)	1.54%	03/06/2018	55,000	54,986,151
Mountcliff Funding LLC (Multi–CEP’s)(b)(c)	1.71%	03/05/2018	22,000	21,995,395
				381,467,709

Asset-Backed Securities — Multi-Purpose–3.29%
CRC Funding, LLC(b)	1.81%	05/11/2018	5,000	4,980,750
Nieuw Amsterdam Receivables Corp.(b)(c)	1.82%	05/09/2018	35,000	34,865,590
Nieuw Amsterdam Receivables Corp.(b)(c)	1.83%	04/11/2018	45,000	44,904,186
				84,750,526

Consumer Finance–0.10%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.78%	05/04/2018	2,500	2,501,075

Diversified Banks–11.71%
Bank of Nova Scotia(b)(c)	1.81%	04/02/2018	50,000	49,926,115
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.22%)(b)(c)(d)	1.80%	12/07/2018	50,000	49,989,035
DBS Bank Ltd.(b)(c)	2.01%	05/21/2018	45,000	44,796,744
First Abu Dhabi Bank PJSC(b)(c)	1.50%	03/02/2018	60,000	59,995,032
J.P. Morgan Securities LLC	1.88%	06/01/2018	5,000	4,973,043
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	1.74%	05/18/2018	12,000	12,003,536
Toronto-Dominion Bank (The)(b)(c)	1.76%	03/22/2018	50,000	49,952,580
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	1.88%	11/30/2018	30,000	29,995,050
				301,631,135

Diversified Capital Markets–2.33%
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	1.91%	01/02/2019	30,000	30,016,650
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	1.91%	12/28/2018	30,000	30,016,506
				60,033,156

Other Diversified Financial Services–0.30%
ABN AMRO Funding USA LLC(b)(c)	1.54%	03/06/2018	7,625	7,623,043

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–2.46%
Banque et Caisse d’Epargne de l’Etat(c)	1.86%	06/01/2018	$33,750	$33,583,211
Banque et Caisse d’Epargne de l’Etat(c)	1.87%	06/11/2018	30,000	29,833,482
				63,416,693

Specialized Finance–3.87%
Caisse des Depots et Consignations(b)(c)	1.81%	03/01/2018	50,000	49,998,100
Nederlandse Waterschapsbank N.V.(b)(c)	1.78%	05/02/2018	50,000	49,841,275
				99,839,375
Total Commercial Paper (Cost $1,153,614,060)				1,153,553,632

Certificates of Deposit–24.16%
Bank of Montreal(c)	1.75%	03/20/2018	20,000	20,001,246
Bank of Montreal (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	12/07/2018	25,000	24,996,848
Bank of Nova Scotia (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	12/11/2018	50,000	49,993,910
China Construction Bank Corp.(c)	1.77%	03/08/2018	25,000	25,000,750
China Construction Bank Corp.(c)	1.77%	03/09/2018	20,000	20,000,648
China Construction Bank Corp.(c)	1.82%	03/26/2018	45,000	45,002,560
KBC Bank N.V. (Belgium)(c)	1.80%	03/06/2018	25,000	24,993,168
KBC Bank N.V. (Belgium)(c)	1.80%	04/19/2018	25,000	24,999,181
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.85%	05/30/2018	20,000	20,007,510
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.22%)(c)(d)	1.79%	06/01/2018	7,500	7,503,342
Mizuho Bank, Ltd.(c)	1.40%	03/01/2018	85,000	85,000,000
Mizuho Bank, Ltd.(c)	1.45%	03/06/2018	35,000	34,999,772
Royal Bank of Canada (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	12/07/2018	50,000	49,992,785
Sumitomo Mitsui Trust Bank Ltd.(c)	1.43%	03/02/2018	70,000	70,000,021
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.24%)(d)	1.82%	12/05/2018	50,000	49,999,640
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.25%)(d)	1.83%	01/04/2019	10,000	9,999,706
Wells Fargo Bank, N.A. (3 mo. USD LIBOR + 0.15%)(d)	1.89%	01/18/2019	10,000	10,017,386
Westpac Banking Corp. (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	01/08/2019	50,000	49,988,630
Total Certificates of Deposit (Cost $622,494,088)				622,497,103

Variable Rate Demand Notes–5.17%(e)
Credit Enhanced–5.17%
Blair (County of), Pennsylvania IDA (Altoona-Blair County Development Corp.); Series 2008, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	1.50%	10/01/2028	8,625	8,625,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	1.50%	11/01/2030	2,220	2,220,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	1.70%	04/01/2047	9,500	9,499,999
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	1.51%	05/01/2037	2,900	2,900,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016, VRD RB (LOC–Bank of China Ltd.)(f)	1.52%	05/01/2050	11,035	11,035,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2017 A, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	05/01/2050	15,000	15,000,000
New York (State of) Housing Finance Agency (572 11th Ave.); Series 2017 A, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	11/01/2049	20,500	20,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	1.75%	11/01/2049	5,000	5,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	11/01/2049	5,340	5,340,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016 B-2, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	11/01/2049	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	1.65%	07/01/2040	$1,660	$1,660,000
University of Texas System Board of Regents; Series 2016 G-1, VRD Financing System RB	1.50%	08/01/2045	50,000	50,000,000
Total Variable Rate Demand Notes (Cost $133,279,999)				133,279,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–74.11% (Cost $1,909,388,147)				1,909,330,734

			Repurchase Amount
Repurchase Agreements–25.98%(g)
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $9,000,380 (collateralized by a U.S. Treasury obligation and a foreign corporate obligation valued at $9,180,070; 1.25%-1.75%; 07/26/2019-12/31/2020)(c)	1.52%	03/01/2018	9,000,380	9,000,000
BMO Capital Markets Corp., agreement dated 02/28/2018, maturing value of $45,001,900 (collateralized by U.S. government sponsored agency obligations and domestic and foreign corporate obligations valued at $47,566,190; 0%-9.70%; 04/17/2018-07/22/2028)(c)	1.52%	03/01/2018	45,001,900	45,000,000
BMO Capital Markets Corp., term agreement dated 01/03/2018, maturing value of $30,080,317 (collateralized by domestic and foreign corporate obligations valued at $32,093,218; 1.45%-10.00%; 05/14/2018-12/15/2032)(c)(h)	1.58%	03/05/2018	30,080,317	30,000,000
Citigroup Global Markets, Inc., joint open agreement dated 12/21/2017 (collateralized by U.S. Treasury obligations, domestic and foreign agency mortgage-backed securities and a foreign corporate obligation valued at $100,980,182; 1.63%-8.50%; 11/30/2020-12/25/2035)(i)	2.48%	—	—	56,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2018, aggregate maturing value of $247,009,400 (collateralized by U.S. Treasury obligations valued at $251,940,215; 1.63%; 05/15/2026)	1.37%	03/01/2018	37,892,137	37,890,695
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $20,006,300 (collateralized by domestic agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $21,751,458; 0.24%-7.07%; 02/10/2022- 09/25/2043)(c)(h)	1.62%	03/06/2018	15,004,725	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $55,016,469 (collateralized by domestic commercial paper and domestic agency mortgage-backed securities valued at $57,756,717; 0.06%-2.14%; 03/08/2018-10/15/2039)(c)(h)	1.54%	03/06/2018	15,004,492	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $75,022,896 (collateralized by a domestic agency mortgage-backed security, a domestic commercial paper and domestic non-agency asset-backed securities valued at $80,707,397; 0.31%-7.07%; 08/17/2018-05/25/2037)(c)(h)	1.57%	03/06/2018	35,010,685	35,000,000
ING Financial Markets, LLC, agreement dated 02/28/2018, maturing value of $46,002,070 (collateralized by domestic and foreign corporate obligations valued at $50,600,437; 2.95%-9.88%; 03/01/2019-03/01/2097)(c)	1.62%	03/01/2018	46,002,070	46,000,000
J.P. Morgan Securities LLC, open agreement dated 12/05/2017 (collateralized by domestic agency mortgage-backed securities valued at $33,000,121; 0%-7.00%; 03/25/2035-10/15/2048)(i)	2.14%	—	—	25,000,000
RBC Capital Markets LLC, agreement dated 02/28/2018, maturing value of $60,002,533 (collateralized by domestic and foreign corporate obligations valued at $63,000,279; 0%-6.15%; 04/30/2018-11/15/2048)(c)	1.52%	03/01/2018	60,002,533	60,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	250,009,653	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2018, maturing value of $35,001,478 (collateralized by foreign corporate obligations valued at $35,700,903; 1.75%-2.13%; 01/18/2022-09/14/2022)	1.52%	03/01/2018	35,001,478	35,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint term agreement dated 01/05/2018, aggregate maturing value of $20,072,334 (collateralized by domestic non-agency mortgage-backed securities and domestic corporate obligations valued at $20,598,104; 0%-3.00%; 05/16/2019-05/15/2027)	2.10%	03/08/2018	$10,036,167	$10,000,000
Total Repurchase Agreements (Cost $669,390,695)				669,390,695
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.09% (Cost $2,578,778,842)				2,578,721,429
OTHER ASSETS LESS LIABILITIES–(0.09)%				(2,415,006)
NET ASSETS–100.00%				$2,576,306,423

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
RB	– Revenue Bonds
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $945,145,210, which represented 36.69% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 16.3%; Netherlands: 12.6%; France: 10.2%; Japan: 10.1%; other countries less than 5% each: 24.4%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	46.4%
8-30	11.6
31-60	8.3
61-90	6.9
91-180	11.9
181+	14.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–42.22%(a)
Asset-Backed Securities — Fully Supported–2.91%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.60%	03/01/2018	$10,000	$9,999,595
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.74%	04/02/2018	2,250	2,246,376
				12,245,971

Asset-Backed Securities — Fully Supported Bank–21.55%
Albion Capital LLC (CEP–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(c)	1.96%	04/23/2018	5,000	4,987,108
Anglesea Funding (Multi–CEP’s)(b)(c)	1.66%	03/01/2018	15,000	14,999,395
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(c)	1.77%	04/12/2018	5,000	4,989,548
Concord Minutemen Capital Co., LLC (Multi–CEP’s)(b)(c)	1.55%	03/01/2018	5,000	4,999,793
Ebury Finance LLC (Multi–CEP’s)(b)(c)	1.45%	03/01/2018	12,000	11,999,503
Gotham Funding Corp. (CEP–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(b)(c)	1.69%	04/03/2018	10,000	9,983,859
Institutional Secured Funding LLC (Multi–CEP’s)(b)(c)	1.54%	03/06/2018	5,000	4,998,741
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	1.73%	04/03/2018	7,000	6,988,748
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(c)	1.65%	03/01/2018	6,270	6,269,726
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(c)	1.68%	03/01/2018	2,500	2,499,891
Mountcliff Funding LLC (Multi–CEP’s)(b)(c)	1.71%	03/05/2018	8,000	7,998,326
Nieuw Amsterdam Receivables Corp. (CEP–Cooperatieve Rabobank UA)(b)(c)	1.63%	03/21/2018	10,000	9,990,544
				90,705,182

Asset-Backed Securities — Multi-Purpose–3.84%
CAFCO, LLC(b)	1.72%	04/09/2018	10,000	9,981,311
CHARTA, LLC(b)	1.71%	04/02/2018	2,100	2,096,730
CHARTA, LLC(b)	1.73%	04/02/2018	1,500	1,497,664
Versailles Commercial Paper LLC(b)	1.90%	04/11/2018	2,600	2,594,573
				16,170,278

Diversified Banks–5.84%
First Abu Dhabi Bank PJSC(b)(c)	1.50%	03/02/2018	10,000	9,999,172
NRW Bank(b)(c)	1.87%	04/23/2018	6,385	6,368,038
Societe Generale S.A.(b)(c)	1.63%	03/05/2018	5,225	5,223,900
Standard Chartered Bank(b)(c)	1.75%	03/23/2018	3,000	2,996,994
				24,588,104

Other Diversified Financial Services–0.48%
ABN AMRO Funding USA LLC(b)(c)	1.65%	03/08/2018	2,000	1,999,311

Regional Banks–4.75%
Danske Corp.(b)(c)	1.65%	03/13/2018	15,000	14,991,577
Landesbank Hessen-Thueringen Girozentrale(b)(c)	1.63%	03/20/2018	5,000	4,995,659
				19,987,236

Specialized Finance–2.85%
CDP Financial Inc.(b)(c)	1.60%	03/08/2018	2,000	1,999,342
Nederlandse Waterschapsbank N.V.(b)(c)	1.71%	04/06/2018	10,000	9,982,589
				11,981,931
Total Commercial Paper (Cost $177,681,262)				177,678,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–14.61%
BMO Harris Bank N.A.(c)	1.68%	03/19/2018	$10,000	$9,999,884
China Construction Bank Corp.(c)	1.77%	03/09/2018	5,000	5,000,162
China Construction Bank Corp.(c)	1.82%	03/26/2018	8,000	8,000,455
Mizuho Bank, Ltd.(c)	1.40%	03/01/2018	14,000	14,000,000
Mizuho Bank, Ltd.(c)	1.45%	03/06/2018	5,000	4,999,968
Norinchukin Bank (The)(c)	1.50%	04/09/2018	9,500	9,497,661
Oversea-Chinese Banking Corp. Ltd.(c)	1.64%	03/19/2018	10,000	10,000,058
Total Certificates of Deposit (Cost $61,496,512)				61,498,188

Variable Rate Demand Notes–12.07%(d)
Credit Enhanced–12.07%
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	1.50%	11/01/2030	2,485	2,485,000
Jets Stadium Development, LLC; Series 2007 A-4C, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(e)	1.60%	04/01/2047	8,000	8,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(e)	1.51%	05/01/2037	3,605	3,605,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(e)	1.57%	01/01/2033	5,115	5,115,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(e)	1.75%	11/01/2049	13,000	13,000,001
Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(e)	1.65%	11/01/2049	2,910	2,910,000
University of Texas System Board of Regents; Subseries 2016 G-1, VRD Financing System RB	1.50%	08/01/2045	10,000	10,000,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC–Wells Fargo Bank, N.A.)(b)(e)	1.60%	01/01/2033	5,700	5,700,000
Total Variable Rate Demand Notes (Cost $50,815,001)				50,815,001
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–68.90% (Cost $289,992,775)				289,991,202

			Repurchase Amount
Repurchase Agreements–31.16%(f)
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $15,000,633 (collateralized by a U.S. Treasury obligation and a foreign corporate obligation valued at $15,300,033; 1.25%-1.75%; 07/26/2019-12/31/2020)(c)	1.52%	03/01/2018	15,000,633	15,000,000
BMO Capital Markets Corp., agreement dated 02/28/2018, maturing value of $9,000,380 (collateralized by U.S. government sponsored agency obligations and domestic and foreign corporate obligations valued at $9,594,527; 0%-9.70%; 04/17/2018-12/15/2032)(c)	1.52%	03/01/2018	9,000,380	9,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2018, maturing value of $10,000,000 (collateralized by domestic commercial paper valued at $10,500,311; 1.41%-2.14%; 03/02/2018-09/10/2018)(c)(g)	1.97%	04/04/2018	10,000,000	10,000,000
ING Financial Markets, LLC, agreement dated 02/28/2018, maturing value of $20,000,900 (collateralized by domestic corporate obligations valued at $22,001,059; 2.95%-10.75%; 03/01/2019-01/15/2043)(c)	1.62%	03/01/2018	20,000,900	20,000,000
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,751,633; 0%-7.63%; 05/01/2020)(h)	1.62%	—	—	15,000,000
RBC Capital Markets LLC, agreement dated 02/28/2018, maturing value of $20,000,844 (collateralized by domestic and foreign corporate obligations valued at $21,000,837; 0%-8.10%; 10/18/2019-01/10/2047)(c)	1.52%	03/01/2018	20,000,844	20,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	32,159,565	32,158,323
Wells Fargo Securities, LLC, agreement dated 02/28/2018, maturing value of $10,000,422 (collateralized by a foreign corporate obligation valued at $10,200,092; 2.13%; 01/18/2022)	1.52%	03/01/2018	10,000,422	10,000,000
Total Repurchase Agreements (Cost $131,158,323)				131,158,323
TOTAL INVESTMENTS IN SECURITIES(i)(j)–100.06% (Cost $421,151,098)				421,149,525
OTHER ASSETS LESS LIABILITIES–(0.06)%				(267,773)
NET ASSETS–100.00%				$420,881,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Invesco STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
LOC	– Letter of Credit
RB	– Revenue Bonds
RN	– Revenue Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $186,516,357, which represented 44.32% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.7%; Japan: 13.9%; Canada: 13.3%; France: 8.1%; China: 5.9%; other countries less than 5% each: 16.5%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	64.1%
8-30	16.6
31-60	19.3
61-90	—
91-180	—
181+	—

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–51.04%
U.S. Treasury Bills–35.60%(a)
U.S. Treasury Bills	1.38%	03/15/2018	$640,000	$639,657,351
U.S. Treasury Bills	1.39%	03/15/2018	65,000	64,964,990
U.S. Treasury Bills	1.35%	03/22/2018	150,000	149,881,787
U.S. Treasury Bills	1.36%	03/22/2018	850,000	849,325,295
U.S. Treasury Bills	1.52%	03/29/2018	1,030,000	1,028,802,337
U.S. Treasury Bills	1.46%	04/05/2018	378,000	377,466,696
U.S. Treasury Bills	1.43%	04/12/2018	40,000	39,933,500
U.S. Treasury Bills	1.44%	04/12/2018	385,000	384,357,692
U.S. Treasury Bills	1.46%	04/19/2018	190,000	189,624,238
U.S. Treasury Bills	1.43%	04/26/2018	250,000	249,446,610
U.S. Treasury Bills	1.44%	04/26/2018	170,000	169,621,845
U.S. Treasury Bills	1.44%	05/03/2018	425,000	423,936,351
U.S. Treasury Bills	1.64%	05/24/2018	335,000	333,721,974
U.S. Treasury Bills	1.67%	05/31/2018	1,015,000	1,010,790,939
U.S. Treasury Bills	1.54%	06/28/2018	72,660	72,292,522
U.S. Treasury Bills	1.59%	07/12/2018	600,000	596,500,991
U.S. Treasury Bills	1.60%	07/19/2018	250,000	248,452,223
U.S. Treasury Bills	1.61%	07/19/2018	625,000	621,112,083
U.S. Treasury Bills	1.63%	07/26/2018	480,000	476,834,601
U.S. Treasury Bills	1.64%	08/02/2018	500,000	496,523,877
U.S. Treasury Bills	1.86%	08/30/2018	530,000	525,118,986
U.S. Treasury Bills	1.87%	08/30/2018	500,000	495,374,166
				9,443,741,054

U.S. Treasury Notes–15.44%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.83%	07/31/2018	429,240	429,239,586
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.82%	10/31/2018	695,000	694,946,742
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.79%	01/31/2019	550,000	550,115,929
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.72%	04/30/2019	1,282,000	1,282,077,118
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.71%	07/31/2019	800,000	799,996,787
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	1.70%	10/31/2019	340,000	340,072,832
				4,096,448,994
Total U.S. Treasury Securities (Cost $13,540,190,048)				13,540,190,048
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–51.04% (Cost $13,540,190,048)				13,540,190,048

			Repurchase Amount
Repurchase Agreements–60.59%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2018, maturing value of $800,030,222 (collateralized by U.S. Treasury obligations valued at $816,000,089; 1.00%-3.13%; 08/31/2018-05/15/2047)	1.36%	03/01/2018	800,030,222	800,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Montreal, joint term agreement dated 02/08/2018, aggregate maturing value of $500,656,250 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0%-3.75%; 03/15/2018-11/15/2047)(d)	1.35%	03/15/2018	$220,288,750	$220,000,000
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $1,250,047,222 (collateralized by U.S. Treasury obligations valued at $1,275,000,002; 0.13%-6.88%; 03/15/2018-05/15/2046)	1.36%	03/01/2018	1,250,047,222	1,250,000,000
CIBC World Markets Corp., agreement dated 02/28/2018, maturing value of $1,000,037,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,109; 1.38%-4.63%; 04/30/2020-11/15/2046)	1.36%	03/01/2018	1,000,037,778	1,000,000,000
Citigroup Global Markets, Inc., term agreement dated 02/22/2018, maturing value of $500,129,306 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%-4.25%; 05/15/2018-11/15/2047)(d)	1.33%	03/01/2018	500,129,306	500,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 02/23/2018, maturing value of $400,105,000 (collateralized by U.S. Treasury obligations valued at $408,000,089; 0.75%-3.13%; 10/31/2018-08/15/2044)(d)	1.35%	03/02/2018	400,105,000	400,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 02/27/2018, maturing value of $500,131,250 (collateralized by U.S. Treasury Obligations valued at $510,000,022; 0%-2.50%; 05/31/2018-01/31/2025)(d)	1.35%	03/06/2018	500,131,250	500,000,000
DNB Bank ASA, agreement dated 02/28/2018, maturing value of $1,100,041,861 (collateralized by U.S. Treasury obligations valued at $1,122,000,043; 1.50%-2.50%; 08/31/2018-11/15/2024)	1.37%	03/01/2018	1,100,041,861	1,100,000,000
Fixed Income Clearing Corp. — Bank of New York Mellon (The), agreement dated 02/28/2018, maturing value of $400,015,222 (collateralized by U.S. Treasury obligations valued at $408,000,094; 1.38%-2.25%; 06/30/2023-05/15/2025)	1.37%	03/01/2018	400,015,222	400,000,000
HSBC Securities (USA) Inc., term agreement dated 02/27/2018, maturing value of $400,105,000 (collateralized by U.S. Treasury Obligations valued at $408,003,950; 0.13%; 04/15/2020-04/15/2021)(d)	1.35%	03/06/2018	400,105,000	400,000,000
ING Financial Markets, LLC, term agreement dated 02/23/2018, maturing value of $100,026,056 (collateralized by U.S. Treasury obligations valued at $102,000,037; 0.50%-4.38%; 06/30/2019-11/15/2047)(d)	1.34%	03/02/2018	100,026,056	100,000,000
J.P. Morgan Securities LLC, agreement dated 02/28/2018, maturing value of $250,009,444 (collateralized by U.S. Treasury obligations valued at $255,003,742; 1.50%-2.00%; 05/31/2020-02/15/2022)	1.36%	03/01/2018	250,009,444	250,000,000
Lloyds Bank PLC, joint term agreement dated 01/17/2018, aggregate maturing value of $501,286,250 (collateralized by U.S. Treasury obligations valued at $506,502,144; 1.00%-7.63%; 11/30/2019-02/15/2026)	1.47%	03/22/2018	210,540,225	210,000,000
Lloyds Bank PLC, joint term agreement dated 02/23/2018, aggregate maturing value of $500,575,556 (collateralized by U.S. Treasury obligations valued at $509,956,295; 0.88%-7.50%; 07/15/2018-11/15/2024)	1.48%	03/26/2018	205,235,978	205,000,000
Lloyds Bank PLC, term agreement dated 02/16/2018, maturing value of $250,287,778 (collateralized by U.S. Treasury obligations valued at $255,090,769; 1.50%-2.13%; 05/31/2020-11/15/2022)	1.48%	03/20/2018	250,287,778	250,000,000
Lloyds Bank PLC, term agreement dated 02/20/2018, maturing value of $300,357,667 (collateralized by U.S. Treasury obligations valued at $305,996,254; 1.75%-2.63%; 10/31/2020-08/15/2025)	1.48%	03/22/2018	300,357,667	300,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 02/28/2018, maturing value of $150,005,708 (collateralized by a U.S. Treasury obligation valued at $153,000,074; 1.63%; 11/15/2022)	1.37%	03/01/2018	150,005,708	150,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/28/2018, aggregate maturing value of $1,200,334,267 (collateralized by U.S. Treasury obligations valued at $1,233,979,365; 0%-4.50%; 03/29/2018-02/15/2043)(d)	1.39%	03/07/2018	510,139,930	510,002,087
Mitsubishi UFJ Trust and Banking Corp., joint term agreement dated 02/28/2018, aggregate maturing value of $2,308,440,738 (collateralized by U.S. Treasury obligations valued at $2,358,620,162; 1.63%-2.25%; 08/31/2022-02/15/2027)(d)	1.40%	03/07/2018	941,818,814	941,562,500
National Australia Bank Ltd., joint term agreement dated 02/27/2018, aggregate maturing value of $500,133,194 (collateralized by U.S. Treasury obligations valued at $509,532,574; 0.13%-2.13%; 04/15/2019-11/30/2023)(d)	1.37%	03/06/2018	250,066,597	250,000,000
Natixis, agreement dated 02/28/2018, maturing value of $750,028,333 (collateralized by U.S. Treasury obligations valued at $765,000,038; 0%—8.50%; 04/15/2018—08/15/2047)	1.36%	03/01/2018	750,028,333	750,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Natixis, term agreement dated 02/23/2018, maturing value of $500,130,278 (collateralized by U.S. Treasury obligations valued at $510,000,040; 0%-8.75%; 04/15/2018-08/15/2047)(d)	1.34%	03/02/2018	$500,130,278	$500,000,000
Natixis, term agreement dated 02/28/2018, maturing value of $750,201,250 (collateralized by U.S. Treasury obligations valued at $765,000,007; 0.13%-8.75%; 05/31/2018-05/15/2045)(d)	1.38%	03/07/2018	750,201,250	750,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2018, maturing value of $313,663,122 (collateralized by U.S. Treasury obligations valued at $321,638,491; 0%-2.50%; 11/15/2025-02/15/2045)	1.42%	03/01/2018	313,663,122	313,650,750
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2018, maturing value of $113,191,965 (collateralized by U.S. Treasury obligations valued at $116,584,000; 0%; 08/15/2033-02/15/2045)	1.42%	03/01/2018	113,191,965	113,187,500
Royal Bank of Canada, agreement dated 02/28/2018, maturing value of $50,001,889 (collateralized by a U.S. Treasury obligation valued at $51,000,055; 1.13%; 02/28/2021)	1.36%	03/01/2018	50,001,889	50,000,000
Royal Bank of Canada, term agreement dated 02/09/2018, maturing value of $751,161,667 (collateralized by U.S. Treasury obligations valued at $765,000,045; 0.13%-7.63%; 04/15/2019-05/15/2046)(d)	1.36%	03/22/2018	751,161,667	750,000,000
Societe Generale, open agreement dated 04/27/2017 (collateralized by U.S. Treasury Obligations valued at $1,020,000,025; 0%-7.63%; 03/29/2018-02/15/2048)(e)	1.32%	—	—	1,000,000,000
Societe Generale, term agreement dated 01/19/2018, maturing value of $200,482,222 (collateralized by U.S. Treasury obligations valued at $204,000,031; 0%-3.13%; 07/12/2018-02/15/2048)	1.40%	03/22/2018	200,482,222	200,000,000
Societe Generale, term agreement dated 02/22/2018, maturing value of $100,026,444 (collateralized by U.S. Treasury obligations valued at $102,000,096; 0%-7.63%; 03/29/2018-05/15/2047)(d)	1.36%	03/01/2018	100,026,444	100,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $1,000,038,056 (collateralized by U.S. Treasury obligations valued at $1,020,099,558; 3.63%; 02/15/2020)	1.37%	03/01/2018	546,072,192	546,051,411
TD Securities (USA) LLC, agreement dated 02/28/2018, maturing value of $500,018,750 (collateralized by U.S. Treasury obligations valued at $510,000,055; 0%-4.75%; 03/01/2018-08/15/2047)	1.35%	03/01/2018	500,018,750	500,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2018, maturing value of $565,021,188 (collateralized by U.S. Treasury obligations valued at $576,300,016; 0%-2.75%; 06/28/2018-02/28/2025)	1.35%	03/01/2018	565,021,188	565,000,000
Wells Fargo Securities, LLC, term agreement dated 02/23/2018, maturing value of $200,052,111 (collateralized by U.S. Treasury obligations valued at $204,000,092; 0.13%-9.13%; 05/15/2018-05/15/2044)(d)	1.34%	03/02/2018	200,052,111	200,000,000
Total Repurchase Agreements (Cost $16,074,454,248)				16,074,454,248
TOTAL INVESTMENTS IN SECURITIES(f)–111.63% (Cost $29,614,644,296)				29,614,644,296
OTHER ASSETS LESS LIABILITIES–(11.63)%				(3,085,939,665)
NET ASSETS–100.00%				$26,528,704,631

Notes to Schedule of Investments:

(a)	Securities traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	44.6%
8-30	14.7
31-60	5.3
61-90	2.9
91-180	14.9
181+	17.6

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–34.70%
Federal Farm Credit Bank (FFCB)–2.81%
Unsec. Bonds (1 mo. USD LIBOR + 0.12%)(a)	1.71%	03/21/2018	$20,000	$20,000,503
Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(a)	1.52%	12/04/2019	125,000	124,994,253
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.51%	12/16/2019	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.52%	09/25/2019	110,000	109,990,654
Unsec. Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.46%	12/06/2018	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.45%	04/11/2019	75,000	75,000,000
Unsec. Bonds (3 mo. USD LIBOR)(a)	1.80%	05/09/2018	9,500	9,503,327
Unsec. Bonds (3 mo. USD LIBOR - 0.03%)(a)	1.46%	03/02/2018	40,000	40,000,179
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.53%	08/28/2019	145,000	144,978,793
				744,467,709

Federal Home Loan Bank (FHLB)–29.28%
Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(a)	1.53%	09/18/2019	50,000	50,016,548
Unsec. Bonds (1 mo. USD LIBOR - 0.07%)(a)	1.52%	02/15/2019	280,000	280,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.07%)(a)	1.52%	02/19/2019	75,000	75,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.57%	02/28/2019	235,000	235,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.50%	03/06/2019	246,000	246,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.52%	08/22/2019	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.49%	01/11/2019	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	01/14/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.53%	01/25/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	05/17/2019	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	06/06/2019	150,000	150,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	06/14/2019	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	07/17/2019	72,000	72,001,467
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	08/14/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(a)	1.49%	12/21/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(a)	1.49%	04/18/2019	85,000	85,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.52%	07/26/2018	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.47%	08/01/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.49%	04/22/2019	285,000	285,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.47%	12/14/2018	404,000	404,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	10/10/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.49%	10/26/2018	193,000	193,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	11/05/2018	115,000	115,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	11/09/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.46%	11/15/2018	220,000	220,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.44%	07/03/2018	300,000	300,000,044
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.45%	10/12/2018	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.46%	10/19/2018	200,000	200,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.17%)(a)	1.34%	03/06/2018	225,000	225,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.17%)(a)	1.37%	03/09/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.18%)(a)	1.43%	03/19/2018	145,000	145,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.39%	03/19/2018	175,000	175,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.39%	03/19/2018	$100,000	$100,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.26%)(a)	1.45%	04/12/2018	220,000	220,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.26%)(a)	1.46%	04/13/2018	225,000	224,999,928
Unsec. Bonds (3 mo. USD LIBOR - 0.27%)(a)	1.48%	04/20/2018	86,000	85,999,083
Unsec. Bonds (3 mo. USD LIBOR - 0.27%)(a)	1.47%	04/23/2018	140,000	139,998,964
Unsec. Bonds (3 mo. USD LIBOR - 0.31%)(a)	1.53%	08/15/2018	58,000	57,990,091
Unsec. Bonds (3 mo. USD LIBOR - 0.35%)(a)	1.44%	05/08/2018	230,000	230,000,349
Unsec. Disc. Notes(b)	1.40%	03/16/2018	45,267	45,240,594
Unsec. Disc. Notes(b)	1.59%	04/13/2018	10,800	10,779,489
Unsec. Disc. Notes(b)	1.59%	04/17/2018	50,000	49,896,209
Unsec. Disc. Notes(b)	1.60%	04/18/2018	51,400	51,290,960
Unsec. Disc. Notes(b)	1.60%	04/20/2018	33,300	33,226,024
Unsec. Disc. Notes(b)	1.61%	04/25/2018	100,000	99,755,097
Unsec. Global Bonds (1 mo. USD LIBOR - 0.05%)(a)	1.53%	07/12/2018	200,000	200,026,232
Unsec. Global Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.50%	03/01/2019	165,000	165,002,873
Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	06/14/2019	30,000	30,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.49%	07/08/2019	150,000	150,009,428
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.47%	12/21/2018	150,000	150,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.47%	11/19/2018	120,000	120,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.48%	04/06/2018	136,000	136,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.35%)(a)	1.45%	05/09/2018	100,000	100,000,000
				7,750,233,380

Federal Home Loan Mortgage Corp. (FHLMC)–0.79%
Unsec. Disc. Notes(b)	1.38%	03/19/2018	160,000	159,889,600
Unsec. Medium-Term Notes (1 mo. USD LIBOR - 0.10%)(a)	1.48%	08/08/2019	50,000	50,000,000
				209,889,600

Federal National Mortgage Association (FNMA)–0.49%
Unsec. Disc. Notes(b)	1.38%	03/14/2018	130,000	129,935,217

Overseas Private Investment Corp. (OPIC)–1.33%
Sec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	11/15/2028	97,727	97,727,273
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	06/15/2025	24,000	24,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	09/15/2020	116,000	116,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	07/15/2025	39,167	39,166,667
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.70%	05/15/2030	10,452	10,452,000
Unsec. Gtd. VRD COP Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.62%	07/09/2026	43,350	43,350,000
				350,695,940
Total U.S. Government Sponsored Agency Securities (Cost $9,185,221,846)				9,185,221,846

U.S. Treasury Securities–21.74%
U.S. Treasury Bills–20.11%(b)
U.S. Treasury Bills	1.14%	03/15/2018	350,000	349,845,378
U.S. Treasury Bills	1.32%	03/15/2018	160,000	159,917,866
U.S. Treasury Bills	1.38%	03/15/2018	687,000	686,632,127
U.S. Treasury Bills	1.39%	03/15/2018	120,000	119,935,367
U.S. Treasury Bills	1.35%	03/22/2018	150,000	149,881,787
U.S. Treasury Bills	1.36%	03/22/2018	250,000	249,801,615

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–(continued)
U.S. Treasury Bills	1.50%	03/29/2018	$600,000	$599,302,332
U.S. Treasury Bills	1.43%	04/05/2018	178,000	177,753,396
U.S. Treasury Bills	1.46%	04/05/2018	210,000	209,703,720
U.S. Treasury Bills	1.23%	04/12/2018	400,000	399,430,667
U.S. Treasury Bills	1.64%	05/24/2018	335,000	333,721,974
U.S. Treasury Bills	1.59%	07/12/2018	400,000	397,666,958
U.S. Treasury Bills	1.60%	07/19/2018	125,000	124,226,111
U.S. Treasury Bills	1.61%	07/19/2018	375,000	372,667,639
U.S. Treasury Bills	1.63%	07/26/2018	300,000	298,021,626
U.S. Treasury Bills	1.64%	08/02/2018	400,000	397,219,038
U.S. Treasury Bills	1.85%	08/30/2018	300,000	297,235,875
				5,322,963,476

U.S. Treasury Notes–1.63%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(a)	1.65%	01/31/2020	60,000	59,998,850
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(a)	1.71%	07/31/2019	370,000	370,015,134
				430,013,984
Total U.S. Treasury Securities (Cost $5,752,977,460)				5,752,977,460
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements) (Cost $14,938,199,306)				14,938,199,306

			Repurchase Amount
Repurchase Agreements–47.00%(d)
ABN AMRO Bank N.V., agreement dated 02/28/2018, maturing value of $700,026,833 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $714,000,032; 1.25%-6.50%; 10/31/2018-12/01/2047)	1.38%	03/01/2018	700,026,833	700,000,000
Bank of Montreal, joint term agreement dated 02/08/2018, aggregate maturing value of $500,656,250 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0%-3.75%; 03/15/2018-11/15/2047)(e)	1.35%	03/15/2018	220,288,750	220,000,000
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $200,007,667 (collateralized by U.S. government sponsored agency obligations valued at $204,000,000; 2.65%-4.50%; 05/01/2035-09/01/2047)	1.38%	03/01/2018	200,007,667	200,000,000
CIBC World Markets Corp., agreement dated 02/28/2018, maturing value of $1,075,041,208 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,096,500,092; 1.38%-5.50%; 04/30/2020-01/01/2048)	1.38%	03/01/2018	1,075,041,208	1,075,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2018, aggregate maturing value of $400,015,111 (collateralized by U.S. Treasury obligations valued at $408,000,000; 0%; 11/15/2018-08/15/2045)	1.36%	03/01/2018	200,007,556	200,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/22/2018, aggregate maturing value of $250,066,111 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $255,000,007; 1.50%-3.50%; 05/31/2020-08/01/2047)(e)	1.36%	03/01/2018	135,035,700	135,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2018, aggregate maturing value of $500,133,194 (collateralized by U.S. government sponsored agency obligations valued at $510,000,000; 3.00%-5.00%; 04/01/2027-03/01/2048)(e)	1.37%	03/02/2018	250,066,597	250,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 02/27/2018, maturing value of $250,066,111 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $255,000,062; 1.88%-3.50%; 08/31/2022-02/01/2048)(e)	1.36%	03/06/2018	250,066,111	250,000,000
DNB Bank ASA, agreement dated 02/28/2018, maturing value of $300,011,417 (collateralized by U.S. Treasury obligations valued at $306,000,088; 0.13%-1.88%; 06/15/2020-05/31/2022)	1.37%	03/01/2018	300,011,417	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. — Bank of New York Mellon (The), agreement dated 02/28/2018, maturing value of $400,015,222 (collateralized by U.S. Treasury obligations valued at $408,000,078; 2.00%-3.00%; 02/15/2022-05/15/2047)	1.37%	03/01/2018	$400,015,222	$400,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2018, aggregate maturing value of $100,003,833 (collateralized by domestic agency mortgage-backed securities valued at $102,000,000; 2.50%-4.50%; 09/01/2018-02/01/2048)	1.38%	03/01/2018	60,002,300	60,000,000
ING Financial Markets, LLC, joint term agreement dated 02/23/2018, aggregate maturing value of $250,066,111 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.00%-5.50%; 02/01/2021-01/01/2048)(e)	1.36%	03/02/2018	85,022,478	85,000,000
ING Financial Markets, LLC, joint term agreement dated 12/14/2017, maturing value of $376,429,167 (collateralized by U.S. government sponsored agency obligations valued at $382,500,001; 2.00%-5.50%; 04/01/2020-02/01/2048)	1.40%	03/22/2018	306,162,389	305,000,000
ING Financial Markets, LLC, term agreement dated 12/15/2017, maturing value of $75,285,833 (collateralized by domestic agency mortgage-backed securities valued at $76,500,000; 1.70%-4.50%; 10/01/2027-02/01/2048)	1.40%	03/23/2018	75,285,833	75,000,000
Lloyds Bank PLC, joint term agreement dated 01/17/2018, aggregate maturing value of $501,286,250 (collateralized by U.S. Treasury obligations valued at $506,502,144; 1.00%-7.63%; 11/30/2019-02/15/2026)	1.47%	03/22/2018	225,578,813	225,000,000
Lloyds Bank PLC, joint term agreement dated 02/23/2018, aggregate maturing value of $500,575,556 (collateralized by U.S. Treasury obligations valued at $509,956,295; 0.88%-7.50%; 07/15/2018-11/15/2024)	1.48%	03/26/2018	225,259,000	225,000,000
Lloyds Bank PLC, joint term agreement dated 12/04/2017, aggregate maturing value of $501,794,722 (collateralized by U.S. Treasury obligations valued at $513,607,959; 1.38%-6.13%; 06/30/2020-11/15/2027)	1.42%	03/05/2018	361,292,200	360,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/28/2018, aggregate maturing value of $1,200,334,267 (collateralized by U.S. Treasury obligations valued at $1,233,979,365; 0%-4.50%; 03/29/2018-02/15/2043)(e)	1.39%	03/07/2018	500,136,264	500,001,125
Mitsubishi UFJ Trust and Banking Corp., joint term agreement dated 02/28/2018, aggregate maturing value of $2,308,440,738 (collateralized by U.S. Treasury obligations valued at $2,358,620,162; 1.63%-2.25%; 08/31/2022-02/15/2027)(e)	1.40%	03/07/2018	1,074,729,986	1,074,437,500
National Australia Bank Ltd., joint term agreement dated 02/27/2018, aggregate maturing value of $500,133,194 (collateralized by U.S. Treasury obligations valued at $509,532,574; 0.13%-2.13%; 04/15/2019-11/30/2023)(e)	1.37%	03/06/2018	250,066,597	250,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2018, maturing value of $365,536,918 (collateralized by U.S. Treasury obligations valued at $375,976,160; 0%; 02/15/2026-05/15/2045)	1.42%	03/01/2018	365,539,918	365,522,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2018, maturing value of $60,377,381 (collateralized by U.S. Treasury obligations valued at $61,868,000; 0%; 08/15/2033)	1.42%	03/01/2018	60,377,381	60,375,000
RBC Capital Markets LLC, joint term agreement dated 02/28/2018, aggregate maturing value of $1,000,000,000 (collateralized by U.S. government sponsored agency obligations valued at $1,020,000,000; 0%-7.50%; 03/25/2018-11/25/2057)(a)(e)	1.42%	04/30/2018	590,000,000	590,000,000
Royal Bank of Canada, joint term agreement dated 02/08/2018, aggregate maturing value of $1,101,339,556 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,122,000,000; 1.88%-7.00%; 01/31/2022-11/15/2057)(e)	1.37%	03/12/2018	891,083,822	890,000,000
Royal Bank of Canada, term agreement dated 02/23/2018, maturing value of $75,019,833 (collateralized by domestic agency mortgage-backed securities valued at $76,500,000; 3.50%-4.50%; 02/01/2029-01/01/2048)(e)	1.36%	03/02/2018	75,019,833	75,000,000
Societe Generale, joint open agreement dated 04/27/2017 (collateralized by U.S. Government sponsered agency obligations and U.S. Treasury obligations valued at $1,530,000,152; 0%-7.63%; 03/29/2018-11/20/2064)(f)	1.34%	—	—	1,115,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $1,000,038,056 (collateralized by U.S. Treasury obligations valued at $1,020,099,558; 3.63%; 02/15/2020)	1.37%	03/01/2018	453,965,864	453,948,589

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	$1,274,728,301	$1,274,679,084
Wells Fargo Securities, LLC, joint agreement dated 02/28/2018, aggregate maturing value of $760,028,922 (collateralized by U.S. government sponsored agency obligations valued at $775,200,000; 4.00%; 07/01/2047-03/01/2048)	1.37%	03/01/2018	725,027,590	725,000,000
Total Repurchase Agreements (Cost $12,438,963,798)				12,438,963,798
TOTAL INVESTMENTS IN SECURITIES(g)–103.44% (Cost $27,377,163,104)				27,377,163,104
OTHER ASSETS LESS LIABILITIES–(3.44)%				(910,581,357)
NET ASSETS–100.00%				$26,466,581,747

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
LIBOR	– London Interbank Offered Rate
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amounts and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	44.7%
8-30	14.7
31-60	6.7
61-90	2.5
91-180	8.9
181+	22.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–110.23%
U.S. Treasury Bills–88.61%(a)
U.S. Treasury Bills	1.15%	03/01/2018	$75,000	$75,000,000
U.S. Treasury Bills	1.16%	03/01/2018	65,400	65,400,000
U.S. Treasury Bills	1.23%	03/08/2018	5,000	4,998,809
U.S. Treasury Bills	1.28%	03/08/2018	40,700	40,690,040
U.S. Treasury Bills	1.29%	03/08/2018	3,900	3,899,022
U.S. Treasury Bills	1.14%	03/15/2018	18,900	18,891,651
U.S. Treasury Bills	1.31%	03/15/2018	3,300	3,298,325
U.S. Treasury Bills	1.32%	03/15/2018	5,000	4,997,433
U.S. Treasury Bills	1.38%	03/15/2018	123,000	122,933,990
U.S. Treasury Bills	1.36%	03/22/2018	160,800	160,672,463
U.S. Treasury Bills	1.37%	03/22/2018	24,800	24,780,181
U.S. Treasury Bills	1.18%	03/29/2018	9,309	9,300,529
U.S. Treasury Bills	1.50%	03/29/2018	100,000	99,883,722
U.S. Treasury Bills	1.20%	04/05/2018	10,000	9,988,431
U.S. Treasury Bills	1.31%	04/05/2018	600	599,236
U.S. Treasury Bills	1.43%	04/05/2018	26,000	25,963,979
U.S. Treasury Bills	1.46%	04/05/2018	39,500	39,444,269
U.S. Treasury Bills	1.23%	04/12/2018	10,000	9,985,766
U.S. Treasury Bills	1.44%	04/12/2018	15,000	14,974,975
U.S. Treasury Bills	1.48%	04/12/2018	17,400	17,369,936
U.S. Treasury Bills	1.51%	04/12/2018	32,100	32,043,432
U.S. Treasury Bills	1.56%	04/12/2018	100,000	99,818,000
U.S. Treasury Bills	1.25%	04/19/2018	10,000	9,983,122
U.S. Treasury Bills	1.41%	04/19/2018	8,700	8,683,363
U.S. Treasury Bills	1.46%	04/19/2018	10,000	9,980,223
U.S. Treasury Bills	1.48%	04/19/2018	15,000	14,969,885
U.S. Treasury Bills	1.44%	04/26/2018	30,000	29,933,267
U.S. Treasury Bills	1.51%	05/10/2018	30,000	29,912,500
U.S. Treasury Bills	1.55%	05/10/2018	20,000	19,940,111
U.S. Treasury Bills	1.64%	05/24/2018	20,000	19,923,700
U.S. Treasury Bills	1.65%	05/31/2018	30,000	29,875,633
U.S. Treasury Bills	1.54%	06/28/2018	30,000	29,848,275
U.S. Treasury Bills	1.59%	07/12/2018	40,000	39,767,065
U.S. Treasury Bills	1.61%	07/19/2018	40,000	39,751,111
U.S. Treasury Bills	1.61%	07/26/2018	10,000	9,934,830
U.S. Treasury Bills	1.63%	07/26/2018	15,000	14,901,081
U.S. Treasury Bills	1.64%	08/02/2018	15,000	14,895,729
U.S. Treasury Bills	1.83%	08/30/2018	10,000	9,907,863
				1,217,141,947

U.S. Treasury Notes–21.62%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	1.84%	04/30/2018	40,000	40,019,016
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.83%	07/31/2018	53,000	53,004,957
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.82%	10/31/2018	35,000	35,000,667

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.79%	01/31/2019	$49,000	$49,009,376
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.72%	04/30/2019	38,000	38,003,128
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.71%	07/31/2019	19,000	18,999,279
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	1.70%	10/31/2019	47,000	47,005,869
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	1.65%	01/31/2020	16,000	15,997,955
				297,040,247
TOTAL INVESTMENTS IN SECURITES–110.23% (Cost $1,514,182,194)				1,514,182,194
OTHER ASSETS LESS LIABILITIES–(10.23)%				(140,545,490)
NET ASSETS–100.00%				$1,373,636,704

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	9.3%
8-30	32.6
31-60	21.4
61-90	7.3
91-180	15.3
181+	14.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.89%
Alabama–4.19%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	1.09%	07/01/2040	$8,405	$8,405,000

Arizona–1.80%
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	1.09%	06/15/2031	1,975	1,975,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	1.09%	06/15/2031	1,640	1,640,000
				3,615,000

California–3.43%
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.97%	05/01/2034	4,170	4,170,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	1.03%	08/01/2042	2,700	2,700,000
				6,870,000

Colorado–0.82%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	02/01/2031	908	908,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	07/01/2034	735	735,000
				1,643,000

Delaware–2.04%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.11%	09/01/2036	3,085	3,085,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.09%	05/01/2036	1,005	1,005,000
				4,090,000

District of Columbia–1.50%
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)	1.09%	10/01/2039	3,000	3,000,000

Florida–5.96%
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(a)(b)	1.09%	10/01/2050	3,800	3,800,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.15%	11/01/2036	2,445	2,445,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.12%	07/01/2032	1,735	1,735,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(a)(b)	1.13%	11/01/2038	3,960	3,960,000
				11,940,000

Georgia–5.14%
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	1.01%	09/01/2035	4,190	4,190,000
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.07%	01/01/2030	2,000	2,000,000
Series 2010 A, Ref. VRD PCR (LOC–Bank of Montreal)(a)(b)	1.12%	01/01/2036	3,000	3,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	09/01/2020	1,100	1,100,000
				10,290,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–4.16%
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	1.17%	08/01/2030	$3,400	$3,400,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	1.05%	12/01/2046	4,935	4,935,000
				8,335,000

Indiana–8.09%
Huntington (City of) (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	08/01/2037	5,240	5,240,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	1.23%	06/01/2035	7,385	7,385,000
Purdue University; Series 2011 A, VRD COP(a)	1.04%	07/01/2035	3,082	3,081,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.09%	10/01/2019	500	500,000
				16,206,500

Louisiana–1.52%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	1.07%	07/01/2047	1,490	1,490,000
New Orleans (Port of) Board of Commissioners; Series 2010, Ref. VRD Subordinate Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.12%	06/01/2034	625	625,000
St. James (Parish of) (NuStar Logistics, L.P.); Series 2010 B, VRD RB (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)	1.13%	12/01/2040	930	930,000
				3,045,000

Massachusetts–1.72%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	1.10%	10/01/2038	1,650	1,650,000
Massachusetts (State of); Series 2017 B, Limited Tax GO RAN	2.00%	05/21/2018	1,800	1,804,523
				3,454,523

Michigan–1.16%
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	1.10%	01/15/2026	445	445,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.10%	03/01/2031	1,885	1,885,000
				2,330,000

Minnesota–4.47%
Burnsville (City of) (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	1.17%	10/15/2033	1,175	1,175,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	1.18%	11/15/2031	3,465	3,465,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	1.07%	11/01/2035	4,180	4,180,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	1.07%	10/01/2033	138	138,000
				8,958,000

Mississippi–3.94%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	1.15%	12/01/2030	150	150,000
Series 2010 C, VRD Gulf Opportunity Zone IDR(a)	1.09%	12/01/2030	2,035	2,035,000
Series 2010 E, VRD Gulf Opportunity Zone IDR(a)	1.09%	12/01/2030	5,700	5,700,000
				7,885,000

Missouri–3.11%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	1.09%	11/01/2037	525	525,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	1.10%	08/01/2038	1,245	1,245,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(b)	1.14%	02/01/2031	$3,860	$3,860,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	1.19%	12/01/2019	595	595,000
				6,225,000

Nevada–2.02%
Truckee Meadows Water Authority; Series 2006 B, Commercial Paper Notes (LOC–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(b)	1.25%	05/15/2018	4,050	4,050,000

New York–7.90%
Metropolitan Transportation Authority;
Subseries 2005 D-1, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(b)	1.13%	11/01/2035	4,980	4,980,000
Subseries 2005 D-2, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(b)	1.11%	11/01/2035	3,290	3,290,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC–Mizuho Bank, Ltd.)(a)(b)	1.07%	05/01/2039	2,000	2,000,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)	1.18%	05/01/2050	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	1.17%	11/01/2049	4,550	4,550,000
				15,820,000

North Carolina–0.90%
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC–TD Bank, N.A.)(a)(b)(c)	1.05%	05/01/2036	1,800	1,800,000

Oregon–1.72%
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	1.12%	08/01/2034	3,450	3,450,000

Pennsylvania–4.05%
Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(a)(b)	1.11%	11/01/2039	422	422,000
Derry (Township of) Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N. A.)(a)(b)	1.10%	11/01/2030	500	500,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	1.09%	03/01/2030	2,795	2,795,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.11%	10/15/2025	1,370	1,370,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	1.10%	09/01/2028	1,886	1,886,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	1.09%	11/01/2029	600	600,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(b)	1.10%	07/01/2027	550	550,000
				8,123,000

Texas–13.64%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	1.11%	08/01/2035	6,405	6,405,000
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(a)	1.10%	11/01/2041	1,300	1,300,000
Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.12%	02/15/2042	635	635,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	1.09%	01/01/2049	4,215	4,215,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.09%	04/01/2026	2,722	2,722,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	1.09%	05/01/2042	2,150	2,150,000
Texas (State of); Series 2017, TRAN	4.00%	08/30/2018	5,700	5,786,681
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.98%	08/01/2025	4,120	4,120,000
				27,333,681

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–3.25%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)	1.13%	11/01/2024	$3,612	$3,612,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	1.15%	04/01/2042	2,900	2,900,000
				6,512,000

Virginia–2.99%
Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	1.10%	08/01/2037	2,500	2,500,000
University of Virginia; Series 2018 A, Commercial Paper Notes	1.12%	03/08/2018	3,500	3,500,000
				6,000,000

Washington–2.10%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	1.13%	09/01/2049	4,200	4,200,000

West Virginia–2.09%
Cabell (County of) (Provident Group — Marshall Properties LLC — Marshall University); Series 2010 A, VRD University Facilities RB (LOC–Bank of America, N.A.)(a)(b)	1.15%	07/01/2039	1,050	1,050,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	1.12%	01/01/2034	3,130	3,130,000
				4,180,000

Wisconsin–3.18%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	1.11%	10/01/2042	4,220	4,220,000
Milwaukee (City of); Series 2017 M-11, School RAN	5.00%	09/27/2018	2,100	2,147,828
				6,367,828

Wyoming–2.00%
Lincoln (County of) (ExxonMobil); Series 2014, Ref. VRD PCR(a)	1.14%	10/01/2044	4,000	4,000,000
TOTAL INVESTMENTS IN SECURITIES(e)(f)–98.89% (Cost $198,128,532)				198,128,532
OTHER ASSETS LESS LIABILITIES–1.11%				2,218,294
NET ASSETS–100.00%				$200,346,826

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(d)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2018 represented 1.70% of the Fund’s Net Assets.
(e)	Also represents cost for federal income tax purposes.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Federal Home Loan Bank	5.4%

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	91.2%
8-30	1.8
31-60	—
61-90	3.0
91-180	—
181+	4.0

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Assets:
Investments in securities, at value	$1,909,330,734	$289,991,202	$13,540,190,048	$14,938,199,306	$1,514,182,194	$198,128,532
Repurchase agreements	669,390,695	131,158,323	16,074,454,248	12,438,963,798	—	—
Receivable for:
Investments sold	—	—	—	—	—	2,005,054
Interest	1,213,123	169,887	6,559,557	12,936,490	398,418	334,292
Fund expenses absorbed	—	—	192,515	65,153	20,469	5,441
Investment for trustee deferred compensation and retirement plans	3,820,079	1,063,222	2,266,349	1,031,485	131,441	378,349
Other assets	40,994	179,475	118,329	422,732	52,131	73,560
Total assets	2,583,795,625	422,562,109	29,623,781,046	27,391,618,964	1,514,784,653	200,925,228

Liabilities:
Payable for:
Investments purchased	—	—	3,060,086,427	896,538,207	139,667,218	—
Amount due custodian	—	—	6,512,475	927,423	6,660	—
Dividends	3,053,548	453,959	24,912,470	25,692,274	1,264,683	116,102
Accrued fees to affiliates	34,807	2,535	684,843	572,024	31,362	15,740
Accrued trustees’ and officer’s fees and benefits	3,986	4,082	52,471	56,456	6,003	4,238
Accrued operating expenses	102,202	37,920	210,418	20,051	25,744	23,275
Trustee deferred compensation and retirement plans	4,294,659	1,181,861	2,617,311	1,230,782	146,279	419,048
Total liabilities	7,489,202	1,680,357	3,095,076,415	925,037,217	141,147,949	578,403
Net assets applicable to shares outstanding	$2,576,306,423	$420,881,752	$26,528,704,631	$26,466,581,747	$1,373,636,704	$200,346,825

Net assets consist of:
Shares of beneficial interest	$2,576,230,027	$420,112,540	$26,528,016,990	$26,466,509,242	$1,373,702,289	$200,509,685
Undistributed net investment income	125,723	768,843	445,995	208,988	(12,543)	(104,955)
Undistributed net realized gain (loss)	8,085	1,942	241,646	(136,483)	(53,042)	(57,905)
Net unrealized appreciation (depreciation)	(57,412)	(1,573)	—	—	—	—
	$2,576,306,423	$420,881,752	$26,528,704,631	$26,466,581,747	$1,373,636,704	$200,346,825
Cost of Investments	$2,578,778,842	$421,151,098	$29,614,644,296	$27,377,163,104	$1,514,182,194	$198,128,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

February 28, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$2,545,619,200	$416,671,336	$24,044,592,088	$25,046,080,286	$1,328,658,137	$112,865,021
Private Investment Class	$6,410,598	$1,862,844	$630,268,529	$393,539,939	$1,259,294	$37,329,458
Personal Investment Class	$11,224	$612,548	$150,315,301	$8,429,471	$70,230	$10,004
Cash Management Class	$14,111,801	$1,061,449	$469,528,618	$265,460,441	$1,617,958	$24,123,366
Reserve Class	$776,448	$468,867	$283,039,048	$324,550,598	$41,926,357	$17,381,439
Resource Class	$1,061,004	$184,485	$582,365,227	$234,625,399	$94,604	$8,627,532
Corporate Class	$8,316,148	$20,223	$368,595,820	$193,895,613	$10,124	$10,005

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,545,292,041	416,671,862	24,043,288,291	25,045,904,613	1,328,666,526	112,850,643
Private Investment Class	6,409,785	1,862,847	630,235,060	393,537,172	1,259,260	37,324,700
Personal Investment Class	11,223	612,549	150,307,355	8,429,412	70,229	10,003
Cash Management Class	14,110,000	1,061,451	469,502,604	265,458,683	1,617,970	24,120,300
Reserve Class	776,345	468,868	283,024,039	324,548,299	41,926,649	17,379,371
Resource Class	1,060,868	184,485	582,334,204	234,623,690	94,604	8,626,218
Corporate Class	8,315,087	20,224	368,576,267	193,894,082	10,124	10,005
Net asset value, offering and redemption price per share for each class	$1.0001	$1.0000	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$11,016,787	$2,782,344	$152,502,051	$171,997,536	$7,950,097	$1,017,866

Expenses:
Advisory fees	1,038,391	294,246	18,484,180	14,169,879	843,473	193,582
Administrative services fees	381,775	118,844	4,304,547	4,914,088	363,359	53,832
Custodian fees	3,995	5,506	63,739	331,945	2,899	488
Distribution fees:
Private Investment Class	10,191	2,724	759,434	600,499	2,913	40,447
Personal Investment Class	31	1,668	399,413	43,543	299	3,819
Cash Management Class	3,580	445	170,211	96,285	647	10,291
Reserve Class	3,649	2,120	1,347,297	1,184,560	164,678	68,708
Resource Class	1,235	146	391,772	248,797	75	5,818
Corporate Class	1,709	3	59,385	21,709	2	—
Transfer agent fees	62,303	17,655	1,109,051	1,470,965	60,045	8,711
Trustees’ and officers’ fees and benefits	11,833	12,636	175,506	212,567	18,876	11,592
Registration and filing fees	45,173	50,695	73,378	116,679	45,087	51,989
Reports to shareholders	29,746	7,818	30,074	39,521	6,028	5,221
Professional services fees	31,190	26,385	145,917	115,866	29,398	26,590
Other	64,042	30,000	165,297	166,749	23,060	14,919
Total expenses	1,688,843	570,891	27,679,201	23,733,652	1,560,839	496,007
Less: Fees waived	(422,815)	(211,259)	(2,839,649)	(380,199)	(273,935)	(204,538)
Net expenses	1,266,028	359,632	24,839,552	23,353,453	1,286,904	291,469
Net investment income	9,750,759	2,422,712	127,662,499	148,644,083	6,663,193	726,397

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	8,085	1,571	508,617	394,818	19,166	(4,370)
Change in net unrealized appreciation (depreciation) of investment securities	(88,330)	(11,112)	—	—	—	—
Net increase in net assets resulting from operations	$9,670,514	$2,413,171	$128,171,116	$149,038,901	$6,682,359	$722,027

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 28, 2018	August 31, 2017	February 28, 2018	August 31, 2017
Operations:
Net investment income	$9,750,759	$4,871,296	$2,422,712	$3,235,998
Net realized gain	8,085	284,449	1,571	371
Change in net unrealized appreciation (depreciation)	(88,330)	30,918	(11,112)	9,539
Net increase in net assets resulting from operations	9,670,514	5,186,663	2,413,171	3,245,908

Distributions to shareholders from net investment income:
Institutional Class	(9,578,395)	(4,489,048)	(2,403,076)	(3,118,898)
Private Investment Class	(33,722)	(84,531)	(8,559)	(18,217)
Personal Investment Class	(41)	(1,713)	(2,094)	(26,443)
Cash Management Class	(55,476)	(138,836)	(6,413)	(59,666)
Reserve Class	(2,220)	(6,618)	(1,465)	(5,654)
Resource Class	(6,695)	(8,281)	(985)	(6,995)
Corporate Class	(74,210)	(142,269)	(120)	(125)
Total distributions from net investment income	(9,750,759)	(4,871,296)	(2,422,712)	(3,235,998)

Distributions to shareholders from net realized gains:
Institutional Class	—	(2,877,921)	—	—
Private Investment Class	—	(90,311)	—	—
Personal Investment Class	—	(5,195)	—	—
Cash Management Class	—	(133,371)	—	—
Reserve Class	—	(25,060)	—	—
Resource Class	—	(1,213)	—	—
Corporate Class	—	(67,014)	—	—
Total distributions from net realized gains	—	(3,200,085)	—	—

Share transactions–net:
Institutional Class	2,249,521,185	(10,122,727,290)	(7,250,126)	(1,183,946,896)
Private Investment Class	(570,719)	(234,302,026)	18,028	(139,216,079)
Personal Investment Class	4	(29,230,918)	1,928	(116,863,502)
Cash Management Class	6,374,743	(242,827,588)	(86,623)	(166,722,672)
Reserve Class	(167,937)	(99,217,916)	(31,777)	(20,973,659)
Resource Class	(265,872)	(5,919,518)	937	(16,683,703)
Corporate Class	(1,164,553)	(160,159,887)	116	11,449
Net increase (decrease) in net assets resulting from share transactions	2,253,726,851	(10,894,385,143)	(7,347,517)	(1,644,395,062)
Net increase (decrease) in net assets	2,253,646,606	(10,897,269,861)	(7,357,058)	(1,644,385,152)

Net assets:
Beginning of period	322,659,817	11,219,929,678	428,238,810	2,072,623,962
End of period*	$2,576,306,423	$322,659,817	$420,881,752	$428,238,810
* Includes accumulated undistributed net investment income	$125,723	$125,723	$768,843	$768,843

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2018	August 31, 2017	February 28, 2018	August 31, 2017
Operations:
Net investment income	$127,662,499	$112,926,205	$148,644,083	$139,006,726
Net realized gain (loss)	508,617	39,369	394,818	(531,300)
Net increase in net assets resulting from operations	128,171,116	112,965,574	149,038,901	138,475,426

Distributions to shareholders from net investment income:
Institutional Class	(118,310,761)	(103,892,394)	(142,980,682)	(133,552,021)
Private Investment Class	(1,938,276)	(1,423,813)	(1,537,809)	(1,460,534)
Personal Investment Class	(382,722)	(253,848)	(40,763)	(41,168)
Cash Management Class	(2,084,384)	(1,754,490)	(1,201,885)	(705,201)
Reserve Class	(741,181)	(324,958)	(702,464)	(661,922)
Resource Class	(2,196,137)	(1,659,524)	(1,389,284)	(1,330,994)
Corporate Class	(2,009,038)	(3,617,178)	(791,196)	(1,254,886)
Total distributions from net investment income	(127,662,499)	(112,926,205)	(148,644,083)	(139,006,726)

Share transactions–net:
Institutional Class	1,240,152,310	2,935,444,591	(2,645,710,477)	16,975,145,658
Private Investment Class	55,446,106	14,784,721	(116,955,166)	169,627,850
Personal Investment Class	10,077,226	17,413,815	(12,699,768)	13,622,071
Cash Management Class	(9,879,470)	75,974,874	96,430,410	18,926,896
Reserve Class	32,305,446	91,599,025	153,592,510	(144,921,764)
Resource Class	105,534,153	(6,111,394)	(107,521,673)	246,458,843
Corporate Class	(239,228,636)	(565,402,977)	(130,544,107)	8,002,319
Net increase (decrease) in net assets resulting from share transactions	1,194,407,135	2,563,702,655	(2,763,408,271)	17,286,861,873
Net increase (decrease) in net assets	1,194,915,752	2,563,742,024	(2,763,013,453)	17,286,330,573

Net assets:
Beginning of period	25,333,788,879	22,770,046,855	29,229,595,200	11,943,264,627
End of period*	$26,528,704,631	$25,333,788,879	$26,466,581,747	$29,229,595,200
* Includes accumulated undistributed net investment income	$445,995	$445,995	$208,988	$208,988

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 28, 2018	August 31, 2017	February 28, 2018	August 31, 2017
Operations:
Net investment income	$6,663,193	$5,625,681	$726,397	$978,198
Net realized gain (loss)	19,166	(69,048)	(4,370)	(14,722)
Net increase in net assets resulting from operations	6,682,359	5,556,633	722,027	963,476

Distributions to shareholders from net investment income:
Institutional Class	(6,549,109)	(5,499,185)	(469,501)	(638,667)
Private Investment Class	(8,553)	(6,562)	(100,490)	(82,433)
Personal Investment Class	(303)	(821)	(2,768)	(6,683)
Cash Management Class	(7,663)	(6,763)	(97,555)	(164,964)
Reserve Class	(97,108)	(111,357)	(30,206)	(71,643)
Resource Class	(407)	(601)	(25,867)	(13,707)
Corporate Class	(50)	(392)	(10)	(101)
Total distributions from net investment income	(6,663,193)	(5,625,681)	(726,397)	(978,198)

Share transactions–net:
Institutional Class	22,269,267	1,185,273,759	2,051,387	(339,954,549)
Private Investment Class	(1,964,788)	(2,936,998)	9,977,201	2,881,656
Personal Investment Class	22,388	(2,559,557)	(1,995,769)	(390,938)
Cash Management Class	336	(29,769,108)	(3,491,496)	(3,056,555)
Reserve Class	6,301,235	(1,007,763)	3,723,349	(7,877,273)
Resource Class	422	(99,477)	2,628,012	3,587,633
Corporate Class	47	(2,933,744)	10,004	(32,063)
Net increase (decrease) in net assets resulting from share transactions	26,628,907	1,145,967,112	12,902,688	(344,842,089)
Net increase (decrease) in net assets	26,648,073	1,145,898,064	12,898,318	(344,856,811)

Net assets:
Beginning of period	1,346,988,631	201,090,567	187,448,507	532,305,318
End of period*	$1,373,636,704	$1,346,988,631	$200,346,825	$187,448,507
* Includes accumulated undistributed net investment income	$(12,543)	$(12,543)	$(104,955)	$(104,955)

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”) (formerly Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

31                         Short-Term Investments Trust

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Invesco Liquid Asset Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets,

32                         Short-Term Investments Trust

the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

33                         Short-Term Investments Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2018, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Invesco Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

34                         Short-Term Investments Trust

For the six months ended February 28, 2018, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Invesco Liquid Assets Portfolio	$422,362	$—
Invesco STIC Prime Portfolio	210,685	—
Invesco Treasury Portfolio	2,371,330	—
Invesco Government & Agency Portfolio	—	—
Invesco Treasury Obligations Portfolio	208,699	—
Invesco Tax-Free Cash Reserve Portfolio	172,374	—

Voluntary fee waivers for the six months ended February 28, 2018 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	$—	$—	$—	$453	$—	$—
Invesco STIC Prime Portfolio	—	3	—	571	—	—
Invesco Treasury Portfolio	—	16,362	—	451,957	—	—
Invesco Government & Agency Portfolio	—	2,465	—	377,734	—	—
Invesco Treasury Obligations Portfolio	—	25	—	65,211	—	—
Invesco Tax-Free Cash Reserve Portfolio	—	1,033	—	31,131	—	—

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

35                         Short-Term Investments Trust

As of February 28, 2018, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 28, 2018, there were no material transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2018, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$79,891,007	$80,918,865	$0
Invesco STIC Prime Portfolio	27,262,215	51,275,067	0
Invesco Government & Agency Portfolio	10,879,508	0	0
Invesco Tax-Free Cash Reserve Portfolio	96,952,920	84,223,004	0

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

36                         Short-Term Investments Trust

The Funds below had a capital loss carryforward as of August 31, 2017, which expires as follows:

	Short-Term		Not Subject to Expiration
Fund	2018	2019		Total*
Invesco Liquid Assets Portfolio	$—	$—	$—	$—
Invesco STIC Prime Portfolio	—	—	—	—
Invesco Treasury Portfolio	—	—	266,972	266,972
Invesco Government & Agency Portfolio	—	—	531,300	531,300
Invesco Treasury Obligations Portfolio	—	—	61,535	61,535
Invesco Tax-Free Cash Reserve Portfolio	8,740	30,074	14,721	53,535

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2018
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,514,192,867	$—	$(10,673)	$(10,673)

*	For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9—Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017(b)
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,098,292,161	$6,099,222,676	8,846,205,589	$8,846,379,006
Private Investment Class	100,828	100,848	73,675,959	73,675,968
Personal Investment Class	—	—	8,382,621	8,382,870
Cash Management Class	23,866,792	23,869,986	352,257,569	352,272,331
Reserve Class	27,958	27,964	3,766,999	3,767,196
Resource Class	—	—	132,559	132,558
Corporate Class	31,435,900	31,441,187	244,330,733	244,348,194

Issued as reinvestment of dividends:
Institutional Class	735,033	735,171	4,398,518	4,398,873
Private Investment Class	27,730	27,735	43,468	43,475
Personal Investment Class	3	4	1,713	1,713
Cash Management Class	34,494	34,500	93,656	93,666
Reserve Class	2,188	2,188	6,617	6,618
Resource Class	6,634	6,635	8,279	8,281
Corporate Class	56,917	56,928	142,251	142,269

Reacquired:
Institutional Class	(3,849,837,505)	(3,850,436,662)	(18,973,148,113)	(18,973,505,169)
Private Investment Class	(699,204)	(699,302)	(308,001,404)	(308,021,469)
Personal Investment Class	—	—	(37,614,403)	(37,615,501)
Cash Management Class	(17,527,274)	(17,529,743)	(595,177,024)	(595,193,585)
Reserve Class	(198,056)	(198,089)	(102,991,361)	(102,991,730)
Resource Class	(272,453)	(272,507)	(6,060,265)	(6,060,357)
Corporate Class	(32,658,671)	(32,662,668)	(404,609,206)	(404,650,350)
Net increase (decrease) in share activity	2,253,393,475	$2,253,726,851	(10,894,155,245)	$(10,894,385,143)

(a)	90% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Effective October 12, 2016, Invesco Liquid Assets Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

37                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017(b)
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	671,033,784	$671,033,402	1,181,673,896	$1,181,705,357
Private Investment Class	106,000	106,004	32,477,987	32,477,991
Personal Investment Class	—	—	118,187,308	118,187,309
Cash Management Class	408,572	408,574	132,025,201	132,025,203
Reserve Class	5	5	12,104,481	12,104,533
Resource Class	—	—	54,163,813	54,163,819
Corporate Class	—	—	23,501	23,503

Issued as reinvestment of dividends:
Institutional Class	1,185,345	1,185,326	1,319,248	1,319,283
Private Investment Class	8,153	8,153	12,756	12,757
Personal Investment Class	1,955	1,955	16,252	16,252
Cash Management Class	4,156	4,156	59,666	59,666
Reserve Class	1,444	1,444	5,653	5,654
Resource Class	937	937	6,994	6,995
Corporate Class	116	116	126	125

Reacquired:
Institutional Class	(679,472,584)	(679,468,854)	(2,366,923,911)	(2,366,971,536)
Private Investment Class	(96,129)	(96,129)	(171,705,890)	(171,706,827)
Personal Investment Class	(27)	(27)	(235,067,018)	(235,067,063)
Cash Management Class	(499,353)	(499,353)	(298,807,504)	(298,807,541)
Reserve Class	(33,226)	(33,226)	(33,083,675)	(33,083,846)
Resource Class	—	—	(70,853,614)	(70,854,517)
Corporate Class	—	—	(12,179)	(12,179)
Net increase (decrease) in share activity	(7,350,852)	$(7,347,517)	(1,644,376,909)	$(1,644,395,062)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 95% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, Invesco STIC Prime Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

38                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	83,870,920,011	$83,870,920,011	104,978,321,526	$104,978,321,526
Private Investment Class	679,734,166	679,734,166	1,389,145,628	1,389,145,628
Personal Investment Class	505,175,240	505,175,240	959,511,379	959,511,379
Cash Management Class	1,643,623,471	1,643,623,471	2,685,419,118	2,685,419,118
Reserve Class	410,729,899	410,729,899	386,663,928	386,663,928
Resource Class	440,940,439	440,940,439	575,122,878	575,122,878
Corporate Class	2,212,293,713	2,212,293,713	9,826,990,863	9,826,990,863

Issued as reinvestment of dividends:
Institutional Class	23,836,828	23,836,828	16,234,515	16,234,515
Private Investment Class	248,510	248,510	249,491	249,491
Personal Investment Class	340,891	340,891	202,723	202,723
Cash Management Class	1,698,617	1,698,617	1,178,232	1,178,232
Reserve Class	651,740	651,740	254,629	254,629
Resource Class	504,629	504,629	346,994	346,994
Corporate Class	1,725,825	1,725,825	2,990,987	2,990,987

Reacquired:
Institutional Class	(82,654,604,529)	(82,654,604,529)	(102,059,111,450)	(102,059,111,450)
Private Investment Class	(624,536,570)	(624,536,570)	(1,374,610,398)	(1,374,610,398)
Personal Investment Class	(495,438,905)	(495,438,905)	(942,300,287)	(942,300,287)
Cash Management Class	(1,655,201,558)	(1,655,201,558)	(2,610,622,476)	(2,610,622,476)
Reserve Class	(379,076,193)	(379,076,193)	(295,319,532)	(295,319,532)
Resource Class	(335,910,915)	(335,910,915)	(581,581,266)	(581,581,266)
Corporate Class	(2,453,248,174)	(2,453,248,174)	(10,395,384,827)	(10,395,384,827)
Net increase in share activity	1,194,407,135	$1,194,407,135	2,563,702,655	$2,563,702,655

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 15% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

39                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	124,484,185,519	$124,484,185,519	208,396,167,421	$208,396,167,421
Private Investment Class	708,079,249	708,079,249	1,423,015,874	1,423,015,874
Personal Investment Class	13,087,606	13,087,606	72,491,907	72,491,907
Cash Management Class	618,043,130	618,043,130	936,923,184	936,923,184
Reserve Class	586,521,963	586,521,963	850,197,770	850,197,770
Resource Class	1,220,430,797	1,220,430,797	2,809,077,121	2,809,077,121
Corporate Class	1,168,124,291	1,168,124,291	4,691,887,919	4,691,887,919

Issued as reinvestment of dividends:
Institutional Class	27,926,219	27,926,219	19,317,518	19,317,518
Private Investment Class	500,392	500,392	318,477	318,477
Personal Investment Class	23,820	23,820	12,576	12,576
Cash Management Class	806,065	806,065	418,891	418,891
Reserve Class	573,192	573,192	513,904	513,904
Resource Class	1,045,321	1,045,321	796,073	796,073
Corporate Class	318,197	318,197	795,308	795,308

Reacquired:
Institutional Class	(127,157,822,215)	(127,157,822,215)	(191,440,339,281)	(191,440,339,281)
Private Investment Class	(825,534,807)	(825,534,807)	(1,253,706,501)	(1,253,706,501)
Personal Investment Class	(25,811,194)	(25,811,194)	(58,882,412)	(58,882,412)
Cash Management Class	(522,418,785)	(522,418,785)	(918,415,179)	(918,415,179)
Reserve Class	(433,502,645)	(433,502,645)	(995,633,438)	(995,633,438)
Resource Class	(1,328,997,791)	(1,328,997,791)	(2,563,414,351)	(2,563,414,351)
Corporate Class	(1,298,986,595)	(1,298,986,595)	(4,684,680,908)	(4,684,680,908)
Net increase (decrease) in share activity	(2,763,408,271)	$(2,763,408,271)	17,286,861,873	$17,286,861,873

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 16% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

40                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	569,994,076	$569,994,076	1,882,109,152	$1,882,109,152
Private Investment Class	154,318	154,318	10,041,615	10,041,615
Personal Investment Class	1,263,767	1,263,767	2,009,181	2,009,181
Cash Management Class	1,610,000	1,610,000	7,657	7,657
Reserve Class	42,740,773	42,740,773	140,006,781	140,006,781
Resource Class	422	422	94,706	94,706
Corporate Class	—	—	659,929	659,929

Issued as reinvestment of dividends:
Institutional Class	138,972	138,972	116,704	116,704
Private Investment Class	8,812	8,812	4,830	4,830
Personal Investment Class	3	3	6,763	6,763
Cash Management Class	7,229	7,229	89,662	89,662
Reserve Class	90,443	90,443	—	—
Corporate Class	47	47	299	299

Reacquired:
Institutional Class	(547,863,781)	(547,863,781)	(696,952,097)	(696,952,097)
Private Investment Class	(2,127,918)	(2,127,918)	(12,983,443)	(12,983,443)
Personal Investment Class	(1,241,382)	(1,241,382)	(4,568,738)	(4,568,738)
Cash Management Class	(1,616,893)	(1,616,893)	(29,783,528)	(29,783,528)
Reserve Class	(36,529,981)	(36,529,981)	(141,104,206)	(141,104,206)
Resource Class	—	—	(194,183)	(194,183)
Corporate Class	—	—	(3,593,972)	(3,593,972)
Net increase in share activity	26,628,907	$26,628,907	1,145,967,112	$1,145,967,112

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
In addition, 86% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

41                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	59,262,860	$59,262,860	216,245,353	$216,245,353
Private Investment Class	45,477,298	45,477,298	49,632,970	49,632,970
Personal Investment Class	10,391	10,391	2,005,100	2,005,100
Cash Management Class	3,192,742	3,192,742	45,537,104	45,537,104
Reserve Class	37,083,918	37,083,918	111,932,405	111,932,405
Resource Class	4,550,024	4,550,024	4,058,371	4,058,371
Corporate Class	10,000	10,000	32,101	32,101

Issued as reinvestment of dividends:
Institutional Class	221,438	221,438	221,692	221,692
Private Investment Class	83,737	83,737	68,844	68,844
Personal Investment Class	2,768	2,768	5,772	5,772
Cash Management Class	79,721	79,721	134,904	134,904
Reserve Class	27,866	27,866	64,807	64,807
Resource Class	22,290	22,290	11,483	11,483
Corporate Class	4	4	97	97

Reacquired:
Institutional Class	(57,432,911)	(57,432,911)	(556,421,594)	(556,421,594)
Private Investment Class	(35,583,834)	(35,583,834)	(46,820,158)	(46,820,158)
Personal Investment Class	(2,008,928)	(2,008,928)	(2,401,810)	(2,401,810)
Cash Management Class	(6,763,959)	(6,763,959)	(48,728,563)	(48,728,563)
Reserve Class	(33,388,435)	(33,388,435)	(119,874,485)	(119,874,485)
Resource Class	(1,944,302)	(1,944,302)	(482,221)	(482,221)
Corporate Class	—	—	(64,261)	(64,261)
Net increase (decrease) in share activity	12,902,688	$12,902,688	(344,842,089)	$(344,842,089)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 91% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

42                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Personal Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/18	$1.0002	$0.0043	$(0.0007)	$0.0036	$(0.0037)	$—	$(0.0037)	$1.0001	0.36%	$11	0.73	%(c)	0.79	%(c)	0.86	%(c)
Year ended 08/31/17	1.00	0.0019	0.0019	0.0038	(0.0031)	(0.0005)	(0.0036)	1.0002	0.35	11	0.50		0.81		0.19
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	29,249	0.40		0.90		0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	115,410	0.21		0.92		0.01
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	180,431	0.19		0.92		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	156,032	0.24		0.92		0.02
Invesco STIC Prime Portfolio
Six months ended 02/28/18	1.0000	0.0034	(0.0000)	0.0034	(0.0034)	—	(0.0034)	1.0000	0.34	613	0.73	(c)	0.84	(c)	0.69	(c)
Year ended 08/31/17	1.00	0.0042	(0.0010)	0.0032	(0.0032)	—	(0.0032)	1.0000	0.32	611	0.38		0.82		0.42
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.15	117,475	0.26		0.92		0.14
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	117,573	0.07		0.94		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	158,011	0.06		0.94		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	98,913	0.11		0.94		0.08
Invesco Treasury Portfolio
Six months ended 02/28/18	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.26	150,315	0.71	(c)	0.75	(c)	0.53	(c)
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.20	140,236	0.50		0.75		0.20
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	122,822	0.22		0.90		0.09
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	162,054	0.06		0.92		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	162,405	0.04		0.92		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	131,880	0.09		0.93		0.02
Invesco Government & Agency Portfolio
Six months ended 02/28/18	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.27	8,429	0.67	(c)	0.70	(c)	0.54	(c)
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.23	21,129	0.49		0.70		0.24
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	7,507	0.21		0.87		0.12
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	37,168	0.08		0.88		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	41,149	0.06		0.88		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	48,700	0.11		0.89		0.02
Invesco Treasury Obligations Portfolio
Six months ended 02/28/18	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.27	70	0.68	(c)	0.76	(c)	0.53	(c)
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.21	48	0.25		0.77		0.41
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	2,608	0.17		1.08		0.08
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,955	0.00		1.08		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	3,799	0.02		1.04		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,195	0.06		0.95		0.03
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/18	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.22	10	0.60	(c)	0.93	(c)	0.45	(c)
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.33	2,006	0.44		0.92		0.32
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	2,397	0.15		1.03		0.07
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	3,624	0.03		1.06		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	3,722	0.04		1.05		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	4,781	0.10		1.05		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $11, $612, $146,445, $15,965, $110 and $1,400 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

43                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Personal Investment Class	Beginning Account Value (09/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/18)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
Invesco Liquid Assets Portfolio	$1,000.00	$1,003.60	$3.63	$1,021.17	$3.66	0.73%
Invesco STIC Prime Portfolio	1,000.00	1,003.40	3.63	1,021.17	3.66	0.73
Invesco Treasury Portfolio	1,000.00	1,002.60	3.53	1,021.27	3.56	0.71
Invesco Government & Agency Portfolio	1,000.00	1,002.70	3.33	1,021.47	3.36	0.67
Invesco Treasury Obligations Portfolio	1,000.00	1,002.70	3.38	1,021.42	3.41	0.68
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,002.20	2.98	1,021.82	3.01	0.60

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2017, through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

44                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-6 04262018 0813

Semiannual Report to Shareholders	February 28, 2018

Private Investment Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

Effective December 15, 2017, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio were renamed Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

26	Financial Statements

31	Notes to Financial Statements

43	Financial Highlights

44	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2018, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Private Investment Class data as of 2/28/18

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End
Invesco Liquid Assets[1]	10 - 37 days	18 days	67 days	$6.4 million
Invesco STIC Prime[1]	11 - 19 days	11 days	12 days	1.9 million
Invesco Treasury[2]	10 - 31 days	30 days	84 days	630.3 million
Invesco Government & Agency[2]	16 - 25 days	23 days	106 days	393.5 million
Invesco Treasury Obligations[2]	33 - 51 days	36 days	103 days	1.3 million
Invesco Tax-Free Cash Reserve[3]	16 - 31 days	16 days	16 days	37.3 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                         Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 28, 2018. As always, we thank you for investing with us. By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

    The US Federal Reserve (the Fed) raised interest rates by 0.25% in December 2017, bringing the key fed funds target rate to a range of 1.25% to 1.50% as of February 28, 2018.[1] The December increase was the latest in a series of interest rate increases the Fed implemented in response to a moderately expanding US economy and relatively benign inflation levels. These increases benefited money market investors. At the close of the reporting period, additional Fed rate increases were widely expected later in 2018 – potentially faster than previously expected.

Most major central banks around the world continued to maintain interest rates at, near or below zero in an effort to spur economic growth and inflation.

    In early February, Jerome Powell assumed the chairmanship of the Fed. Powell, a member of the Fed’s board of governors since 2012, is largely expected to stay the course with regard to monetary policy as he largely voted in line with former Fed Chair Janet Yellen during her years leading the Fed.

    Invesco Global Liquidity is part of Invesco Ltd., one of the world’s largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our vision is grounded in our rigorous investment philosophy, high-quality products and tradition of excellent client service. Our unrelenting focus on preservation of capital, daily liquidity and competitive yield is implemented through repeatable, time-tested processes.

    Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1 Source:	US Federal Reserve

3                          Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–44.78%(a)
Asset-Backed Securities — Fully Supported–5.91%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.76%	04/03/2018	$75,000	$74,878,028
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.83%	04/23/2018	20,000	19,943,090
Kells Funding LLC (CEP–FMS Wertmanagement)(c)	1.42%	03/01/2018	2,500	2,499,899
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.21%)(b)(c)(d)	1.80%	05/21/2018	5,000	5,002,088
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.81%	03/15/2018	50,000	49,967,815
				152,290,920

Asset-Backed Securities — Fully Supported Bank–14.81%
Anglesea Funding LLC (Multi–CEP’s) (1 mo. USD LIBOR + 0.27%)(c)(d)	1.85%	06/29/2018	25,000	25,000,323
Anglesea Funding LLC (Multi–CEP’s) (1 mo. USD LIBOR + 0.27%)(b)(c)(d)	1.85%	06/04/2018	60,000	60,000,702
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(c)	1.81%	03/20/2018	50,000	49,956,610
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	1.93%	06/14/2018	70,000	69,560,778
Ebury Finance LLC (Multi–CEP’s)(b)(c)	1.45%	03/01/2018	30,000	29,998,758
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	1.84%	03/22/2018	30,000	29,970,648
Halkin Finance LLC (Multi–CEP’s)(b)(c)	1.45%	03/01/2018	40,000	39,998,344
Institutional Secured Funding LLC (Multi–CEP’s)(b)(c)	1.54%	03/06/2018	55,000	54,986,151
Mountcliff Funding LLC (Multi–CEP’s)(b)(c)	1.71%	03/05/2018	22,000	21,995,395
				381,467,709

Asset-Backed Securities — Multi-Purpose–3.29%
CRC Funding, LLC(b)	1.81%	05/11/2018	5,000	4,980,750
Nieuw Amsterdam Receivables Corp.(b)(c)	1.82%	05/09/2018	35,000	34,865,590
Nieuw Amsterdam Receivables Corp.(b)(c)	1.83%	04/11/2018	45,000	44,904,186
				84,750,526

Consumer Finance–0.10%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.78%	05/04/2018	2,500	2,501,075

Diversified Banks–11.71%
Bank of Nova Scotia(b)(c)	1.81%	04/02/2018	50,000	49,926,115
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.22%)(b)(c)(d)	1.80%	12/07/2018	50,000	49,989,035
DBS Bank Ltd.(b)(c)	2.01%	05/21/2018	45,000	44,796,744
First Abu Dhabi Bank PJSC(b)(c)	1.50%	03/02/2018	60,000	59,995,032
J.P. Morgan Securities LLC	1.88%	06/01/2018	5,000	4,973,043
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	1.74%	05/18/2018	12,000	12,003,536
Toronto-Dominion Bank (The)(b)(c)	1.76%	03/22/2018	50,000	49,952,580
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	1.88%	11/30/2018	30,000	29,995,050
				301,631,135

Diversified Capital Markets–2.33%
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	1.91%	01/02/2019	30,000	30,016,650
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	1.91%	12/28/2018	30,000	30,016,506
				60,033,156

Other Diversified Financial Services–0.30%
ABN AMRO Funding USA LLC(b)(c)	1.54%	03/06/2018	7,625	7,623,043

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–2.46%
Banque et Caisse d’Epargne de l’Etat(c)	1.86%	06/01/2018	$33,750	$33,583,211
Banque et Caisse d’Epargne de l’Etat(c)	1.87%	06/11/2018	30,000	29,833,482
				63,416,693

Specialized Finance–3.87%
Caisse des Depots et Consignations(b)(c)	1.81%	03/01/2018	50,000	49,998,100
Nederlandse Waterschapsbank N.V.(b)(c)	1.78%	05/02/2018	50,000	49,841,275
				99,839,375
Total Commercial Paper (Cost $1,153,614,060)				1,153,553,632

Certificates of Deposit–24.16%
Bank of Montreal(c)	1.75%	03/20/2018	20,000	20,001,246
Bank of Montreal (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	12/07/2018	25,000	24,996,848
Bank of Nova Scotia (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	12/11/2018	50,000	49,993,910
China Construction Bank Corp.(c)	1.77%	03/08/2018	25,000	25,000,750
China Construction Bank Corp.(c)	1.77%	03/09/2018	20,000	20,000,648
China Construction Bank Corp.(c)	1.82%	03/26/2018	45,000	45,002,560
KBC Bank N.V. (Belgium)(c)	1.80%	03/06/2018	25,000	24,993,168
KBC Bank N.V. (Belgium)(c)	1.80%	04/19/2018	25,000	24,999,181
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.85%	05/30/2018	20,000	20,007,510
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.22%)(c)(d)	1.79%	06/01/2018	7,500	7,503,342
Mizuho Bank, Ltd.(c)	1.40%	03/01/2018	85,000	85,000,000
Mizuho Bank, Ltd.(c)	1.45%	03/06/2018	35,000	34,999,772
Royal Bank of Canada (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	12/07/2018	50,000	49,992,785
Sumitomo Mitsui Trust Bank Ltd.(c)	1.43%	03/02/2018	70,000	70,000,021
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.24%)(d)	1.82%	12/05/2018	50,000	49,999,640
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.25%)(d)	1.83%	01/04/2019	10,000	9,999,706
Wells Fargo Bank, N.A. (3 mo. USD LIBOR + 0.15%)(d)	1.89%	01/18/2019	10,000	10,017,386
Westpac Banking Corp. (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	01/08/2019	50,000	49,988,630
Total Certificates of Deposit (Cost $622,494,088)				622,497,103

Variable Rate Demand Notes–5.17%(e)
Credit Enhanced–5.17%
Blair (County of), Pennsylvania IDA (Altoona-Blair County Development Corp.); Series 2008, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	1.50%	10/01/2028	8,625	8,625,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	1.50%	11/01/2030	2,220	2,220,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	1.70%	04/01/2047	9,500	9,499,999
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	1.51%	05/01/2037	2,900	2,900,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016, VRD RB (LOC–Bank of China Ltd.)(f)	1.52%	05/01/2050	11,035	11,035,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2017 A, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	05/01/2050	15,000	15,000,000
New York (State of) Housing Finance Agency (572 11th Ave.); Series 2017 A, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	11/01/2049	20,500	20,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	1.75%	11/01/2049	5,000	5,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	11/01/2049	5,340	5,340,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016 B-2, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	11/01/2049	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	1.65%	07/01/2040	$1,660	$1,660,000
University of Texas System Board of Regents; Series 2016 G-1, VRD Financing System RB	1.50%	08/01/2045	50,000	50,000,000
Total Variable Rate Demand Notes (Cost $133,279,999)				133,279,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–74.11% (Cost $1,909,388,147)				1,909,330,734

			Repurchase Amount
Repurchase Agreements–25.98%(g)
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $9,000,380 (collateralized by a U.S. Treasury obligation and a foreign corporate obligation valued at $9,180,070; 1.25%-1.75%; 07/26/2019-12/31/2020)(c)	1.52%	03/01/2018	9,000,380	9,000,000
BMO Capital Markets Corp., agreement dated 02/28/2018, maturing value of $45,001,900 (collateralized by U.S. government sponsored agency obligations and domestic and foreign corporate obligations valued at $47,566,190; 0%-9.70%; 04/17/2018-07/22/2028)(c)	1.52%	03/01/2018	45,001,900	45,000,000
BMO Capital Markets Corp., term agreement dated 01/03/2018, maturing value of $30,080,317 (collateralized by domestic and foreign corporate obligations valued at $32,093,218; 1.45%-10.00%; 05/14/2018-12/15/2032)(c)(h)	1.58%	03/05/2018	30,080,317	30,000,000
Citigroup Global Markets, Inc., joint open agreement dated 12/21/2017 (collateralized by U.S. Treasury obligations, domestic and foreign agency mortgage-backed securities and a foreign corporate obligation valued at $100,980,182; 1.63%-8.50%; 11/30/2020-12/25/2035)(i)	2.48%	—	—	56,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2018, aggregate maturing value of $247,009,400 (collateralized by U.S. Treasury obligations valued at $251,940,215; 1.63%; 05/15/2026)	1.37%	03/01/2018	37,892,137	37,890,695
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $20,006,300 (collateralized by domestic agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $21,751,458; 0.24%-7.07%; 02/10/2022- 09/25/2043)(c)(h)	1.62%	03/06/2018	15,004,725	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $55,016,469 (collateralized by domestic commercial paper and domestic agency mortgage-backed securities valued at $57,756,717; 0.06%-2.14%; 03/08/2018-10/15/2039)(c)(h)	1.54%	03/06/2018	15,004,492	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $75,022,896 (collateralized by a domestic agency mortgage-backed security, a domestic commercial paper and domestic non-agency asset-backed securities valued at $80,707,397; 0.31%-7.07%; 08/17/2018-05/25/2037)(c)(h)	1.57%	03/06/2018	35,010,685	35,000,000
ING Financial Markets, LLC, agreement dated 02/28/2018, maturing value of $46,002,070 (collateralized by domestic and foreign corporate obligations valued at $50,600,437; 2.95%-9.88%; 03/01/2019-03/01/2097)(c)	1.62%	03/01/2018	46,002,070	46,000,000
J.P. Morgan Securities LLC, open agreement dated 12/05/2017 (collateralized by domestic agency mortgage-backed securities valued at $33,000,121; 0%-7.00%; 03/25/2035-10/15/2048)(i)	2.14%	—	—	25,000,000
RBC Capital Markets LLC, agreement dated 02/28/2018, maturing value of $60,002,533 (collateralized by domestic and foreign corporate obligations valued at $63,000,279; 0%-6.15%; 04/30/2018-11/15/2048)(c)	1.52%	03/01/2018	60,002,533	60,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	250,009,653	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2018, maturing value of $35,001,478 (collateralized by foreign corporate obligations valued at $35,700,903; 1.75%-2.13%; 01/18/2022-09/14/2022)	1.52%	03/01/2018	35,001,478	35,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint term agreement dated 01/05/2018, aggregate maturing value of $20,072,334 (collateralized by domestic non-agency mortgage-backed securities and domestic corporate obligations valued at $20,598,104; 0%-3.00%; 05/16/2019-05/15/2027)	2.10%	03/08/2018	$10,036,167	$10,000,000
Total Repurchase Agreements (Cost $669,390,695)				669,390,695
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.09% (Cost $2,578,778,842)				2,578,721,429
OTHER ASSETS LESS LIABILITIES–(0.09)%				(2,415,006)
NET ASSETS–100.00%				$2,576,306,423

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
RB	– Revenue Bonds
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $945,145,210, which represented 36.69% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 16.3%; Netherlands: 12.6%; France: 10.2%; Japan: 10.1%; other countries less than 5% each: 24.4%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	46.4%
8-30	11.6
31-60	8.3
61-90	6.9
91-180	11.9
181+	14.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–42.22%(a)
Asset-Backed Securities — Fully Supported–2.91%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.60%	03/01/2018	$10,000	$9,999,595
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.74%	04/02/2018	2,250	2,246,376
				12,245,971

Asset-Backed Securities — Fully Supported Bank–21.55%
Albion Capital LLC (CEP–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(c)	1.96%	04/23/2018	5,000	4,987,108
Anglesea Funding (Multi–CEP’s)(b)(c)	1.66%	03/01/2018	15,000	14,999,395
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(c)	1.77%	04/12/2018	5,000	4,989,548
Concord Minutemen Capital Co., LLC (Multi–CEP’s)(b)(c)	1.55%	03/01/2018	5,000	4,999,793
Ebury Finance LLC (Multi–CEP’s)(b)(c)	1.45%	03/01/2018	12,000	11,999,503
Gotham Funding Corp. (CEP–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(b)(c)	1.69%	04/03/2018	10,000	9,983,859
Institutional Secured Funding LLC (Multi–CEP’s)(b)(c)	1.54%	03/06/2018	5,000	4,998,741
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	1.73%	04/03/2018	7,000	6,988,748
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(c)	1.65%	03/01/2018	6,270	6,269,726
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(c)	1.68%	03/01/2018	2,500	2,499,891
Mountcliff Funding LLC (Multi–CEP’s)(b)(c)	1.71%	03/05/2018	8,000	7,998,326
Nieuw Amsterdam Receivables Corp. (CEP–Cooperatieve Rabobank UA)(b)(c)	1.63%	03/21/2018	10,000	9,990,544
				90,705,182

Asset-Backed Securities — Multi-Purpose–3.84%
CAFCO, LLC(b)	1.72%	04/09/2018	10,000	9,981,311
CHARTA, LLC(b)	1.71%	04/02/2018	2,100	2,096,730
CHARTA, LLC(b)	1.73%	04/02/2018	1,500	1,497,664
Versailles Commercial Paper LLC(b)	1.90%	04/11/2018	2,600	2,594,573
				16,170,278

Diversified Banks–5.84%
First Abu Dhabi Bank PJSC(b)(c)	1.50%	03/02/2018	10,000	9,999,172
NRW Bank(b)(c)	1.87%	04/23/2018	6,385	6,368,038
Societe Generale S.A.(b)(c)	1.63%	03/05/2018	5,225	5,223,900
Standard Chartered Bank(b)(c)	1.75%	03/23/2018	3,000	2,996,994
				24,588,104

Other Diversified Financial Services–0.48%
ABN AMRO Funding USA LLC(b)(c)	1.65%	03/08/2018	2,000	1,999,311

Regional Banks–4.75%
Danske Corp.(b)(c)	1.65%	03/13/2018	15,000	14,991,577
Landesbank Hessen-Thueringen Girozentrale(b)(c)	1.63%	03/20/2018	5,000	4,995,659
				19,987,236

Specialized Finance–2.85%
CDP Financial Inc.(b)(c)	1.60%	03/08/2018	2,000	1,999,342
Nederlandse Waterschapsbank N.V.(b)(c)	1.71%	04/06/2018	10,000	9,982,589
				11,981,931
Total Commercial Paper (Cost $177,681,262)				177,678,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–14.61%
BMO Harris Bank N.A.(c)	1.68%	03/19/2018	$10,000	$9,999,884
China Construction Bank Corp.(c)	1.77%	03/09/2018	5,000	5,000,162
China Construction Bank Corp.(c)	1.82%	03/26/2018	8,000	8,000,455
Mizuho Bank, Ltd.(c)	1.40%	03/01/2018	14,000	14,000,000
Mizuho Bank, Ltd.(c)	1.45%	03/06/2018	5,000	4,999,968
Norinchukin Bank (The)(c)	1.50%	04/09/2018	9,500	9,497,661
Oversea-Chinese Banking Corp. Ltd.(c)	1.64%	03/19/2018	10,000	10,000,058
Total Certificates of Deposit (Cost $61,496,512)				61,498,188

Variable Rate Demand Notes–12.07%(d)
Credit Enhanced–12.07%
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	1.50%	11/01/2030	2,485	2,485,000
Jets Stadium Development, LLC; Series 2007 A-4C, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(e)	1.60%	04/01/2047	8,000	8,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(e)	1.51%	05/01/2037	3,605	3,605,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(e)	1.57%	01/01/2033	5,115	5,115,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(e)	1.75%	11/01/2049	13,000	13,000,001
Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(e)	1.65%	11/01/2049	2,910	2,910,000
University of Texas System Board of Regents; Subseries 2016 G-1, VRD Financing System RB	1.50%	08/01/2045	10,000	10,000,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC–Wells Fargo Bank, N.A.)(b)(e)	1.60%	01/01/2033	5,700	5,700,000
Total Variable Rate Demand Notes (Cost $50,815,001)				50,815,001
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–68.90% (Cost $289,992,775)				289,991,202

			Repurchase Amount
Repurchase Agreements–31.16%(f)
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $15,000,633 (collateralized by a U.S. Treasury obligation and a foreign corporate obligation valued at $15,300,033; 1.25%-1.75%; 07/26/2019-12/31/2020)(c)	1.52%	03/01/2018	15,000,633	15,000,000
BMO Capital Markets Corp., agreement dated 02/28/2018, maturing value of $9,000,380 (collateralized by U.S. government sponsored agency obligations and domestic and foreign corporate obligations valued at $9,594,527; 0%-9.70%; 04/17/2018-12/15/2032)(c)	1.52%	03/01/2018	9,000,380	9,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2018, maturing value of $10,000,000 (collateralized by domestic commercial paper valued at $10,500,311; 1.41%-2.14%; 03/02/2018-09/10/2018)(c)(g)	1.97%	04/04/2018	10,000,000	10,000,000
ING Financial Markets, LLC, agreement dated 02/28/2018, maturing value of $20,000,900 (collateralized by domestic corporate obligations valued at $22,001,059; 2.95%-10.75%; 03/01/2019-01/15/2043)(c)	1.62%	03/01/2018	20,000,900	20,000,000
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,751,633; 0%-7.63%; 05/01/2020)(h)	1.62%	—	—	15,000,000
RBC Capital Markets LLC, agreement dated 02/28/2018, maturing value of $20,000,844 (collateralized by domestic and foreign corporate obligations valued at $21,000,837; 0%-8.10%; 10/18/2019-01/10/2047)(c)	1.52%	03/01/2018	20,000,844	20,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	32,159,565	32,158,323
Wells Fargo Securities, LLC, agreement dated 02/28/2018, maturing value of $10,000,422 (collateralized by a foreign corporate obligation valued at $10,200,092; 2.13%; 01/18/2022)	1.52%	03/01/2018	10,000,422	10,000,000
Total Repurchase Agreements (Cost $131,158,323)				131,158,323
TOTAL INVESTMENTS IN SECURITIES(i)(j)–100.06% (Cost $421,151,098)				421,149,525
OTHER ASSETS LESS LIABILITIES–(0.06)%				(267,773)
NET ASSETS–100.00%				$420,881,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Invesco STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
LOC	– Letter of Credit
RB	– Revenue Bonds
RN	– Revenue Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $186,516,357, which represented 44.32% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.7%; Japan: 13.9%; Canada: 13.3%; France: 8.1%; China: 5.9%; other countries less than 5% each: 16.5%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	64.1%
8-30	16.6
31-60	19.3
61-90	—
91-180	—
181+	—

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–51.04%
U.S. Treasury Bills–35.60%(a)
U.S. Treasury Bills	1.38%	03/15/2018	$640,000	$639,657,351
U.S. Treasury Bills	1.39%	03/15/2018	65,000	64,964,990
U.S. Treasury Bills	1.35%	03/22/2018	150,000	149,881,787
U.S. Treasury Bills	1.36%	03/22/2018	850,000	849,325,295
U.S. Treasury Bills	1.52%	03/29/2018	1,030,000	1,028,802,337
U.S. Treasury Bills	1.46%	04/05/2018	378,000	377,466,696
U.S. Treasury Bills	1.43%	04/12/2018	40,000	39,933,500
U.S. Treasury Bills	1.44%	04/12/2018	385,000	384,357,692
U.S. Treasury Bills	1.46%	04/19/2018	190,000	189,624,238
U.S. Treasury Bills	1.43%	04/26/2018	250,000	249,446,610
U.S. Treasury Bills	1.44%	04/26/2018	170,000	169,621,845
U.S. Treasury Bills	1.44%	05/03/2018	425,000	423,936,351
U.S. Treasury Bills	1.64%	05/24/2018	335,000	333,721,974
U.S. Treasury Bills	1.67%	05/31/2018	1,015,000	1,010,790,939
U.S. Treasury Bills	1.54%	06/28/2018	72,660	72,292,522
U.S. Treasury Bills	1.59%	07/12/2018	600,000	596,500,991
U.S. Treasury Bills	1.60%	07/19/2018	250,000	248,452,223
U.S. Treasury Bills	1.61%	07/19/2018	625,000	621,112,083
U.S. Treasury Bills	1.63%	07/26/2018	480,000	476,834,601
U.S. Treasury Bills	1.64%	08/02/2018	500,000	496,523,877
U.S. Treasury Bills	1.86%	08/30/2018	530,000	525,118,986
U.S. Treasury Bills	1.87%	08/30/2018	500,000	495,374,166
				9,443,741,054

U.S. Treasury Notes–15.44%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.83%	07/31/2018	429,240	429,239,586
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.82%	10/31/2018	695,000	694,946,742
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.79%	01/31/2019	550,000	550,115,929
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.72%	04/30/2019	1,282,000	1,282,077,118
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.71%	07/31/2019	800,000	799,996,787
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	1.70%	10/31/2019	340,000	340,072,832
				4,096,448,994
Total U.S. Treasury Securities (Cost $13,540,190,048)				13,540,190,048
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–51.04% (Cost $13,540,190,048)				13,540,190,048

			Repurchase Amount
Repurchase Agreements–60.59%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2018, maturing value of $800,030,222 (collateralized by U.S. Treasury obligations valued at $816,000,089; 1.00%-3.13%; 08/31/2018-05/15/2047)	1.36%	03/01/2018	800,030,222	800,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Montreal, joint term agreement dated 02/08/2018, aggregate maturing value of $500,656,250 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0%-3.75%; 03/15/2018-11/15/2047)(d)	1.35%	03/15/2018	$220,288,750	$220,000,000
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $1,250,047,222 (collateralized by U.S. Treasury obligations valued at $1,275,000,002; 0.13%-6.88%; 03/15/2018-05/15/2046)	1.36%	03/01/2018	1,250,047,222	1,250,000,000
CIBC World Markets Corp., agreement dated 02/28/2018, maturing value of $1,000,037,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,109; 1.38%-4.63%; 04/30/2020-11/15/2046)	1.36%	03/01/2018	1,000,037,778	1,000,000,000
Citigroup Global Markets, Inc., term agreement dated 02/22/2018, maturing value of $500,129,306 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%-4.25%; 05/15/2018-11/15/2047)(d)	1.33%	03/01/2018	500,129,306	500,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 02/23/2018, maturing value of $400,105,000 (collateralized by U.S. Treasury obligations valued at $408,000,089; 0.75%-3.13%; 10/31/2018-08/15/2044)(d)	1.35%	03/02/2018	400,105,000	400,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 02/27/2018, maturing value of $500,131,250 (collateralized by U.S. Treasury Obligations valued at $510,000,022; 0%-2.50%; 05/31/2018-01/31/2025)(d)	1.35%	03/06/2018	500,131,250	500,000,000
DNB Bank ASA, agreement dated 02/28/2018, maturing value of $1,100,041,861 (collateralized by U.S. Treasury obligations valued at $1,122,000,043; 1.50%-2.50%; 08/31/2018-11/15/2024)	1.37%	03/01/2018	1,100,041,861	1,100,000,000
Fixed Income Clearing Corp. — Bank of New York Mellon (The), agreement dated 02/28/2018, maturing value of $400,015,222 (collateralized by U.S. Treasury obligations valued at $408,000,094; 1.38%-2.25%; 06/30/2023-05/15/2025)	1.37%	03/01/2018	400,015,222	400,000,000
HSBC Securities (USA) Inc., term agreement dated 02/27/2018, maturing value of $400,105,000 (collateralized by U.S. Treasury Obligations valued at $408,003,950; 0.13%; 04/15/2020-04/15/2021)(d)	1.35%	03/06/2018	400,105,000	400,000,000
ING Financial Markets, LLC, term agreement dated 02/23/2018, maturing value of $100,026,056 (collateralized by U.S. Treasury obligations valued at $102,000,037; 0.50%-4.38%; 06/30/2019-11/15/2047)(d)	1.34%	03/02/2018	100,026,056	100,000,000
J.P. Morgan Securities LLC, agreement dated 02/28/2018, maturing value of $250,009,444 (collateralized by U.S. Treasury obligations valued at $255,003,742; 1.50%-2.00%; 05/31/2020-02/15/2022)	1.36%	03/01/2018	250,009,444	250,000,000
Lloyds Bank PLC, joint term agreement dated 01/17/2018, aggregate maturing value of $501,286,250 (collateralized by U.S. Treasury obligations valued at $506,502,144; 1.00%-7.63%; 11/30/2019-02/15/2026)	1.47%	03/22/2018	210,540,225	210,000,000
Lloyds Bank PLC, joint term agreement dated 02/23/2018, aggregate maturing value of $500,575,556 (collateralized by U.S. Treasury obligations valued at $509,956,295; 0.88%-7.50%; 07/15/2018-11/15/2024)	1.48%	03/26/2018	205,235,978	205,000,000
Lloyds Bank PLC, term agreement dated 02/16/2018, maturing value of $250,287,778 (collateralized by U.S. Treasury obligations valued at $255,090,769; 1.50%-2.13%; 05/31/2020-11/15/2022)	1.48%	03/20/2018	250,287,778	250,000,000
Lloyds Bank PLC, term agreement dated 02/20/2018, maturing value of $300,357,667 (collateralized by U.S. Treasury obligations valued at $305,996,254; 1.75%-2.63%; 10/31/2020-08/15/2025)	1.48%	03/22/2018	300,357,667	300,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 02/28/2018, maturing value of $150,005,708 (collateralized by a U.S. Treasury obligation valued at $153,000,074; 1.63%; 11/15/2022)	1.37%	03/01/2018	150,005,708	150,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/28/2018, aggregate maturing value of $1,200,334,267 (collateralized by U.S. Treasury obligations valued at $1,233,979,365; 0%-4.50%; 03/29/2018-02/15/2043)(d)	1.39%	03/07/2018	510,139,930	510,002,087
Mitsubishi UFJ Trust and Banking Corp., joint term agreement dated 02/28/2018, aggregate maturing value of $2,308,440,738 (collateralized by U.S. Treasury obligations valued at $2,358,620,162; 1.63%-2.25%; 08/31/2022-02/15/2027)(d)	1.40%	03/07/2018	941,818,814	941,562,500
National Australia Bank Ltd., joint term agreement dated 02/27/2018, aggregate maturing value of $500,133,194 (collateralized by U.S. Treasury obligations valued at $509,532,574; 0.13%-2.13%; 04/15/2019-11/30/2023)(d)	1.37%	03/06/2018	250,066,597	250,000,000
Natixis, agreement dated 02/28/2018, maturing value of $750,028,333 (collateralized by U.S. Treasury obligations valued at $765,000,038; 0%—8.50%; 04/15/2018—08/15/2047)	1.36%	03/01/2018	750,028,333	750,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Natixis, term agreement dated 02/23/2018, maturing value of $500,130,278 (collateralized by U.S. Treasury obligations valued at $510,000,040; 0%-8.75%; 04/15/2018-08/15/2047)(d)	1.34%	03/02/2018	$500,130,278	$500,000,000
Natixis, term agreement dated 02/28/2018, maturing value of $750,201,250 (collateralized by U.S. Treasury obligations valued at $765,000,007; 0.13%-8.75%; 05/31/2018-05/15/2045)(d)	1.38%	03/07/2018	750,201,250	750,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2018, maturing value of $313,663,122 (collateralized by U.S. Treasury obligations valued at $321,638,491; 0%-2.50%; 11/15/2025-02/15/2045)	1.42%	03/01/2018	313,663,122	313,650,750
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2018, maturing value of $113,191,965 (collateralized by U.S. Treasury obligations valued at $116,584,000; 0%; 08/15/2033-02/15/2045)	1.42%	03/01/2018	113,191,965	113,187,500
Royal Bank of Canada, agreement dated 02/28/2018, maturing value of $50,001,889 (collateralized by a U.S. Treasury obligation valued at $51,000,055; 1.13%; 02/28/2021)	1.36%	03/01/2018	50,001,889	50,000,000
Royal Bank of Canada, term agreement dated 02/09/2018, maturing value of $751,161,667 (collateralized by U.S. Treasury obligations valued at $765,000,045; 0.13%-7.63%; 04/15/2019-05/15/2046)(d)	1.36%	03/22/2018	751,161,667	750,000,000
Societe Generale, open agreement dated 04/27/2017 (collateralized by U.S. Treasury Obligations valued at $1,020,000,025; 0%-7.63%; 03/29/2018-02/15/2048)(e)	1.32%	—	—	1,000,000,000
Societe Generale, term agreement dated 01/19/2018, maturing value of $200,482,222 (collateralized by U.S. Treasury obligations valued at $204,000,031; 0%-3.13%; 07/12/2018-02/15/2048)	1.40%	03/22/2018	200,482,222	200,000,000
Societe Generale, term agreement dated 02/22/2018, maturing value of $100,026,444 (collateralized by U.S. Treasury obligations valued at $102,000,096; 0%-7.63%; 03/29/2018-05/15/2047)(d)	1.36%	03/01/2018	100,026,444	100,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $1,000,038,056 (collateralized by U.S. Treasury obligations valued at $1,020,099,558; 3.63%; 02/15/2020)	1.37%	03/01/2018	546,072,192	546,051,411
TD Securities (USA) LLC, agreement dated 02/28/2018, maturing value of $500,018,750 (collateralized by U.S. Treasury obligations valued at $510,000,055; 0%-4.75%; 03/01/2018-08/15/2047)	1.35%	03/01/2018	500,018,750	500,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2018, maturing value of $565,021,188 (collateralized by U.S. Treasury obligations valued at $576,300,016; 0%-2.75%; 06/28/2018-02/28/2025)	1.35%	03/01/2018	565,021,188	565,000,000
Wells Fargo Securities, LLC, term agreement dated 02/23/2018, maturing value of $200,052,111 (collateralized by U.S. Treasury obligations valued at $204,000,092; 0.13%-9.13%; 05/15/2018-05/15/2044)(d)	1.34%	03/02/2018	200,052,111	200,000,000
Total Repurchase Agreements (Cost $16,074,454,248)				16,074,454,248
TOTAL INVESTMENTS IN SECURITIES(f)–111.63% (Cost $29,614,644,296)				29,614,644,296
OTHER ASSETS LESS LIABILITIES–(11.63)%				(3,085,939,665)
NET ASSETS–100.00%				$26,528,704,631

Notes to Schedule of Investments:

(a)	Securities traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	44.6%
8-30	14.7
31-60	5.3
61-90	2.9
91-180	14.9
181+	17.6

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–34.70%
Federal Farm Credit Bank (FFCB)–2.81%
Unsec. Bonds (1 mo. USD LIBOR + 0.12%)(a)	1.71%	03/21/2018	$20,000	$20,000,503
Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(a)	1.52%	12/04/2019	125,000	124,994,253
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.51%	12/16/2019	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.52%	09/25/2019	110,000	109,990,654
Unsec. Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.46%	12/06/2018	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.45%	04/11/2019	75,000	75,000,000
Unsec. Bonds (3 mo. USD LIBOR)(a)	1.80%	05/09/2018	9,500	9,503,327
Unsec. Bonds (3 mo. USD LIBOR - 0.03%)(a)	1.46%	03/02/2018	40,000	40,000,179
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.53%	08/28/2019	145,000	144,978,793
				744,467,709

Federal Home Loan Bank (FHLB)–29.28%
Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(a)	1.53%	09/18/2019	50,000	50,016,548
Unsec. Bonds (1 mo. USD LIBOR - 0.07%)(a)	1.52%	02/15/2019	280,000	280,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.07%)(a)	1.52%	02/19/2019	75,000	75,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.57%	02/28/2019	235,000	235,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.50%	03/06/2019	246,000	246,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.52%	08/22/2019	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.49%	01/11/2019	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	01/14/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.53%	01/25/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	05/17/2019	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	06/06/2019	150,000	150,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	06/14/2019	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	07/17/2019	72,000	72,001,467
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	08/14/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(a)	1.49%	12/21/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(a)	1.49%	04/18/2019	85,000	85,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.52%	07/26/2018	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.47%	08/01/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.49%	04/22/2019	285,000	285,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.47%	12/14/2018	404,000	404,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	10/10/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.49%	10/26/2018	193,000	193,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	11/05/2018	115,000	115,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	11/09/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.46%	11/15/2018	220,000	220,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.44%	07/03/2018	300,000	300,000,044
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.45%	10/12/2018	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.46%	10/19/2018	200,000	200,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.17%)(a)	1.34%	03/06/2018	225,000	225,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.17%)(a)	1.37%	03/09/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.18%)(a)	1.43%	03/19/2018	145,000	145,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.39%	03/19/2018	175,000	175,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.39%	03/19/2018	$100,000	$100,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.26%)(a)	1.45%	04/12/2018	220,000	220,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.26%)(a)	1.46%	04/13/2018	225,000	224,999,928
Unsec. Bonds (3 mo. USD LIBOR - 0.27%)(a)	1.48%	04/20/2018	86,000	85,999,083
Unsec. Bonds (3 mo. USD LIBOR - 0.27%)(a)	1.47%	04/23/2018	140,000	139,998,964
Unsec. Bonds (3 mo. USD LIBOR - 0.31%)(a)	1.53%	08/15/2018	58,000	57,990,091
Unsec. Bonds (3 mo. USD LIBOR - 0.35%)(a)	1.44%	05/08/2018	230,000	230,000,349
Unsec. Disc. Notes(b)	1.40%	03/16/2018	45,267	45,240,594
Unsec. Disc. Notes(b)	1.59%	04/13/2018	10,800	10,779,489
Unsec. Disc. Notes(b)	1.59%	04/17/2018	50,000	49,896,209
Unsec. Disc. Notes(b)	1.60%	04/18/2018	51,400	51,290,960
Unsec. Disc. Notes(b)	1.60%	04/20/2018	33,300	33,226,024
Unsec. Disc. Notes(b)	1.61%	04/25/2018	100,000	99,755,097
Unsec. Global Bonds (1 mo. USD LIBOR - 0.05%)(a)	1.53%	07/12/2018	200,000	200,026,232
Unsec. Global Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.50%	03/01/2019	165,000	165,002,873
Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	06/14/2019	30,000	30,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.49%	07/08/2019	150,000	150,009,428
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.47%	12/21/2018	150,000	150,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.47%	11/19/2018	120,000	120,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.48%	04/06/2018	136,000	136,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.35%)(a)	1.45%	05/09/2018	100,000	100,000,000
				7,750,233,380

Federal Home Loan Mortgage Corp. (FHLMC)–0.79%
Unsec. Disc. Notes(b)	1.38%	03/19/2018	160,000	159,889,600
Unsec. Medium-Term Notes (1 mo. USD LIBOR - 0.10%)(a)	1.48%	08/08/2019	50,000	50,000,000
				209,889,600

Federal National Mortgage Association (FNMA)–0.49%
Unsec. Disc. Notes(b)	1.38%	03/14/2018	130,000	129,935,217

Overseas Private Investment Corp. (OPIC)–1.33%
Sec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	11/15/2028	97,727	97,727,273
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	06/15/2025	24,000	24,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	09/15/2020	116,000	116,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	07/15/2025	39,167	39,166,667
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.70%	05/15/2030	10,452	10,452,000
Unsec. Gtd. VRD COP Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.62%	07/09/2026	43,350	43,350,000
				350,695,940
Total U.S. Government Sponsored Agency Securities (Cost $9,185,221,846)				9,185,221,846

U.S. Treasury Securities–21.74%
U.S. Treasury Bills–20.11%(b)
U.S. Treasury Bills	1.14%	03/15/2018	350,000	349,845,378
U.S. Treasury Bills	1.32%	03/15/2018	160,000	159,917,866
U.S. Treasury Bills	1.38%	03/15/2018	687,000	686,632,127
U.S. Treasury Bills	1.39%	03/15/2018	120,000	119,935,367
U.S. Treasury Bills	1.35%	03/22/2018	150,000	149,881,787
U.S. Treasury Bills	1.36%	03/22/2018	250,000	249,801,615

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–(continued)
U.S. Treasury Bills	1.50%	03/29/2018	$600,000	$599,302,332
U.S. Treasury Bills	1.43%	04/05/2018	178,000	177,753,396
U.S. Treasury Bills	1.46%	04/05/2018	210,000	209,703,720
U.S. Treasury Bills	1.23%	04/12/2018	400,000	399,430,667
U.S. Treasury Bills	1.64%	05/24/2018	335,000	333,721,974
U.S. Treasury Bills	1.59%	07/12/2018	400,000	397,666,958
U.S. Treasury Bills	1.60%	07/19/2018	125,000	124,226,111
U.S. Treasury Bills	1.61%	07/19/2018	375,000	372,667,639
U.S. Treasury Bills	1.63%	07/26/2018	300,000	298,021,626
U.S. Treasury Bills	1.64%	08/02/2018	400,000	397,219,038
U.S. Treasury Bills	1.85%	08/30/2018	300,000	297,235,875
				5,322,963,476

U.S. Treasury Notes–1.63%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(a)	1.65%	01/31/2020	60,000	59,998,850
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(a)	1.71%	07/31/2019	370,000	370,015,134
				430,013,984
Total U.S. Treasury Securities (Cost $5,752,977,460)				5,752,977,460
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements) (Cost $14,938,199,306)				14,938,199,306

			Repurchase Amount
Repurchase Agreements–47.00%(d)
ABN AMRO Bank N.V., agreement dated 02/28/2018, maturing value of $700,026,833 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $714,000,032; 1.25%-6.50%; 10/31/2018-12/01/2047)	1.38%	03/01/2018	700,026,833	700,000,000
Bank of Montreal, joint term agreement dated 02/08/2018, aggregate maturing value of $500,656,250 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0%-3.75%; 03/15/2018-11/15/2047)(e)	1.35%	03/15/2018	220,288,750	220,000,000
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $200,007,667 (collateralized by U.S. government sponsored agency obligations valued at $204,000,000; 2.65%-4.50%; 05/01/2035-09/01/2047)	1.38%	03/01/2018	200,007,667	200,000,000
CIBC World Markets Corp., agreement dated 02/28/2018, maturing value of $1,075,041,208 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,096,500,092; 1.38%-5.50%; 04/30/2020-01/01/2048)	1.38%	03/01/2018	1,075,041,208	1,075,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2018, aggregate maturing value of $400,015,111 (collateralized by U.S. Treasury obligations valued at $408,000,000; 0%; 11/15/2018-08/15/2045)	1.36%	03/01/2018	200,007,556	200,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/22/2018, aggregate maturing value of $250,066,111 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $255,000,007; 1.50%-3.50%; 05/31/2020-08/01/2047)(e)	1.36%	03/01/2018	135,035,700	135,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2018, aggregate maturing value of $500,133,194 (collateralized by U.S. government sponsored agency obligations valued at $510,000,000; 3.00%-5.00%; 04/01/2027-03/01/2048)(e)	1.37%	03/02/2018	250,066,597	250,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 02/27/2018, maturing value of $250,066,111 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $255,000,062; 1.88%-3.50%; 08/31/2022-02/01/2048)(e)	1.36%	03/06/2018	250,066,111	250,000,000
DNB Bank ASA, agreement dated 02/28/2018, maturing value of $300,011,417 (collateralized by U.S. Treasury obligations valued at $306,000,088; 0.13%-1.88%; 06/15/2020-05/31/2022)	1.37%	03/01/2018	300,011,417	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. — Bank of New York Mellon (The), agreement dated 02/28/2018, maturing value of $400,015,222 (collateralized by U.S. Treasury obligations valued at $408,000,078; 2.00%-3.00%; 02/15/2022-05/15/2047)	1.37%	03/01/2018	$400,015,222	$400,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2018, aggregate maturing value of $100,003,833 (collateralized by domestic agency mortgage-backed securities valued at $102,000,000; 2.50%-4.50%; 09/01/2018-02/01/2048)	1.38%	03/01/2018	60,002,300	60,000,000
ING Financial Markets, LLC, joint term agreement dated 02/23/2018, aggregate maturing value of $250,066,111 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.00%-5.50%; 02/01/2021-01/01/2048)(e)	1.36%	03/02/2018	85,022,478	85,000,000
ING Financial Markets, LLC, joint term agreement dated 12/14/2017, maturing value of $376,429,167 (collateralized by U.S. government sponsored agency obligations valued at $382,500,001; 2.00%-5.50%; 04/01/2020-02/01/2048)	1.40%	03/22/2018	306,162,389	305,000,000
ING Financial Markets, LLC, term agreement dated 12/15/2017, maturing value of $75,285,833 (collateralized by domestic agency mortgage-backed securities valued at $76,500,000; 1.70%-4.50%; 10/01/2027-02/01/2048)	1.40%	03/23/2018	75,285,833	75,000,000
Lloyds Bank PLC, joint term agreement dated 01/17/2018, aggregate maturing value of $501,286,250 (collateralized by U.S. Treasury obligations valued at $506,502,144; 1.00%-7.63%; 11/30/2019-02/15/2026)	1.47%	03/22/2018	225,578,813	225,000,000
Lloyds Bank PLC, joint term agreement dated 02/23/2018, aggregate maturing value of $500,575,556 (collateralized by U.S. Treasury obligations valued at $509,956,295; 0.88%-7.50%; 07/15/2018-11/15/2024)	1.48%	03/26/2018	225,259,000	225,000,000
Lloyds Bank PLC, joint term agreement dated 12/04/2017, aggregate maturing value of $501,794,722 (collateralized by U.S. Treasury obligations valued at $513,607,959; 1.38%-6.13%; 06/30/2020-11/15/2027)	1.42%	03/05/2018	361,292,200	360,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/28/2018, aggregate maturing value of $1,200,334,267 (collateralized by U.S. Treasury obligations valued at $1,233,979,365; 0%-4.50%; 03/29/2018-02/15/2043)(e)	1.39%	03/07/2018	500,136,264	500,001,125
Mitsubishi UFJ Trust and Banking Corp., joint term agreement dated 02/28/2018, aggregate maturing value of $2,308,440,738 (collateralized by U.S. Treasury obligations valued at $2,358,620,162; 1.63%-2.25%; 08/31/2022-02/15/2027)(e)	1.40%	03/07/2018	1,074,729,986	1,074,437,500
National Australia Bank Ltd., joint term agreement dated 02/27/2018, aggregate maturing value of $500,133,194 (collateralized by U.S. Treasury obligations valued at $509,532,574; 0.13%-2.13%; 04/15/2019-11/30/2023)(e)	1.37%	03/06/2018	250,066,597	250,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2018, maturing value of $365,536,918 (collateralized by U.S. Treasury obligations valued at $375,976,160; 0%; 02/15/2026-05/15/2045)	1.42%	03/01/2018	365,539,918	365,522,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2018, maturing value of $60,377,381 (collateralized by U.S. Treasury obligations valued at $61,868,000; 0%; 08/15/2033)	1.42%	03/01/2018	60,377,381	60,375,000
RBC Capital Markets LLC, joint term agreement dated 02/28/2018, aggregate maturing value of $1,000,000,000 (collateralized by U.S. government sponsored agency obligations valued at $1,020,000,000; 0%-7.50%; 03/25/2018-11/25/2057)(a)(e)	1.42%	04/30/2018	590,000,000	590,000,000
Royal Bank of Canada, joint term agreement dated 02/08/2018, aggregate maturing value of $1,101,339,556 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,122,000,000; 1.88%-7.00%; 01/31/2022-11/15/2057)(e)	1.37%	03/12/2018	891,083,822	890,000,000
Royal Bank of Canada, term agreement dated 02/23/2018, maturing value of $75,019,833 (collateralized by domestic agency mortgage-backed securities valued at $76,500,000; 3.50%-4.50%; 02/01/2029-01/01/2048)(e)	1.36%	03/02/2018	75,019,833	75,000,000
Societe Generale, joint open agreement dated 04/27/2017 (collateralized by U.S. Government sponsered agency obligations and U.S. Treasury obligations valued at $1,530,000,152; 0%-7.63%; 03/29/2018-11/20/2064)(f)	1.34%	—	—	1,115,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $1,000,038,056 (collateralized by U.S. Treasury obligations valued at $1,020,099,558; 3.63%; 02/15/2020)	1.37%	03/01/2018	453,965,864	453,948,589

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	$1,274,728,301	$1,274,679,084
Wells Fargo Securities, LLC, joint agreement dated 02/28/2018, aggregate maturing value of $760,028,922 (collateralized by U.S. government sponsored agency obligations valued at $775,200,000; 4.00%; 07/01/2047-03/01/2048)	1.37%	03/01/2018	725,027,590	725,000,000
Total Repurchase Agreements (Cost $12,438,963,798)				12,438,963,798
TOTAL INVESTMENTS IN SECURITIES(g)–103.44% (Cost $27,377,163,104)				27,377,163,104
OTHER ASSETS LESS LIABILITIES–(3.44)%				(910,581,357)
NET ASSETS–100.00%				$26,466,581,747

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
LIBOR	– London Interbank Offered Rate
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amounts and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	44.7%
8-30	14.7
31-60	6.7
61-90	2.5
91-180	8.9
181+	22.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–110.23%
U.S. Treasury Bills–88.61%(a)
U.S. Treasury Bills	1.15%	03/01/2018	$75,000	$75,000,000
U.S. Treasury Bills	1.16%	03/01/2018	65,400	65,400,000
U.S. Treasury Bills	1.23%	03/08/2018	5,000	4,998,809
U.S. Treasury Bills	1.28%	03/08/2018	40,700	40,690,040
U.S. Treasury Bills	1.29%	03/08/2018	3,900	3,899,022
U.S. Treasury Bills	1.14%	03/15/2018	18,900	18,891,651
U.S. Treasury Bills	1.31%	03/15/2018	3,300	3,298,325
U.S. Treasury Bills	1.32%	03/15/2018	5,000	4,997,433
U.S. Treasury Bills	1.38%	03/15/2018	123,000	122,933,990
U.S. Treasury Bills	1.36%	03/22/2018	160,800	160,672,463
U.S. Treasury Bills	1.37%	03/22/2018	24,800	24,780,181
U.S. Treasury Bills	1.18%	03/29/2018	9,309	9,300,529
U.S. Treasury Bills	1.50%	03/29/2018	100,000	99,883,722
U.S. Treasury Bills	1.20%	04/05/2018	10,000	9,988,431
U.S. Treasury Bills	1.31%	04/05/2018	600	599,236
U.S. Treasury Bills	1.43%	04/05/2018	26,000	25,963,979
U.S. Treasury Bills	1.46%	04/05/2018	39,500	39,444,269
U.S. Treasury Bills	1.23%	04/12/2018	10,000	9,985,766
U.S. Treasury Bills	1.44%	04/12/2018	15,000	14,974,975
U.S. Treasury Bills	1.48%	04/12/2018	17,400	17,369,936
U.S. Treasury Bills	1.51%	04/12/2018	32,100	32,043,432
U.S. Treasury Bills	1.56%	04/12/2018	100,000	99,818,000
U.S. Treasury Bills	1.25%	04/19/2018	10,000	9,983,122
U.S. Treasury Bills	1.41%	04/19/2018	8,700	8,683,363
U.S. Treasury Bills	1.46%	04/19/2018	10,000	9,980,223
U.S. Treasury Bills	1.48%	04/19/2018	15,000	14,969,885
U.S. Treasury Bills	1.44%	04/26/2018	30,000	29,933,267
U.S. Treasury Bills	1.51%	05/10/2018	30,000	29,912,500
U.S. Treasury Bills	1.55%	05/10/2018	20,000	19,940,111
U.S. Treasury Bills	1.64%	05/24/2018	20,000	19,923,700
U.S. Treasury Bills	1.65%	05/31/2018	30,000	29,875,633
U.S. Treasury Bills	1.54%	06/28/2018	30,000	29,848,275
U.S. Treasury Bills	1.59%	07/12/2018	40,000	39,767,065
U.S. Treasury Bills	1.61%	07/19/2018	40,000	39,751,111
U.S. Treasury Bills	1.61%	07/26/2018	10,000	9,934,830
U.S. Treasury Bills	1.63%	07/26/2018	15,000	14,901,081
U.S. Treasury Bills	1.64%	08/02/2018	15,000	14,895,729
U.S. Treasury Bills	1.83%	08/30/2018	10,000	9,907,863
				1,217,141,947

U.S. Treasury Notes–21.62%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	1.84%	04/30/2018	40,000	40,019,016
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.83%	07/31/2018	53,000	53,004,957
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.82%	10/31/2018	35,000	35,000,667

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.79%	01/31/2019	$49,000	$49,009,376
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.72%	04/30/2019	38,000	38,003,128
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.71%	07/31/2019	19,000	18,999,279
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	1.70%	10/31/2019	47,000	47,005,869
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	1.65%	01/31/2020	16,000	15,997,955
				297,040,247
TOTAL INVESTMENTS IN SECURITES–110.23% (Cost $1,514,182,194)				1,514,182,194
OTHER ASSETS LESS LIABILITIES–(10.23)%				(140,545,490)
NET ASSETS–100.00%				$1,373,636,704

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	9.3%
8-30	32.6
31-60	21.4
61-90	7.3
91-180	15.3
181+	14.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.89%
Alabama–4.19%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	1.09%	07/01/2040	$8,405	$8,405,000

Arizona–1.80%
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	1.09%	06/15/2031	1,975	1,975,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	1.09%	06/15/2031	1,640	1,640,000
				3,615,000

California–3.43%
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.97%	05/01/2034	4,170	4,170,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	1.03%	08/01/2042	2,700	2,700,000
				6,870,000

Colorado–0.82%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	02/01/2031	908	908,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	07/01/2034	735	735,000
				1,643,000

Delaware–2.04%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.11%	09/01/2036	3,085	3,085,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.09%	05/01/2036	1,005	1,005,000
				4,090,000

District of Columbia–1.50%
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)	1.09%	10/01/2039	3,000	3,000,000

Florida–5.96%
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(a)(b)	1.09%	10/01/2050	3,800	3,800,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.15%	11/01/2036	2,445	2,445,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.12%	07/01/2032	1,735	1,735,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(a)(b)	1.13%	11/01/2038	3,960	3,960,000
				11,940,000

Georgia–5.14%
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	1.01%	09/01/2035	4,190	4,190,000
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.07%	01/01/2030	2,000	2,000,000
Series 2010 A, Ref. VRD PCR (LOC–Bank of Montreal)(a)(b)	1.12%	01/01/2036	3,000	3,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	09/01/2020	1,100	1,100,000
				10,290,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–4.16%
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	1.17%	08/01/2030	$3,400	$3,400,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	1.05%	12/01/2046	4,935	4,935,000
				8,335,000

Indiana–8.09%
Huntington (City of) (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	08/01/2037	5,240	5,240,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	1.23%	06/01/2035	7,385	7,385,000
Purdue University; Series 2011 A, VRD COP(a)	1.04%	07/01/2035	3,082	3,081,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.09%	10/01/2019	500	500,000
				16,206,500

Louisiana–1.52%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	1.07%	07/01/2047	1,490	1,490,000
New Orleans (Port of) Board of Commissioners; Series 2010, Ref. VRD Subordinate Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.12%	06/01/2034	625	625,000
St. James (Parish of) (NuStar Logistics, L.P.); Series 2010 B, VRD RB (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)	1.13%	12/01/2040	930	930,000
				3,045,000

Massachusetts–1.72%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	1.10%	10/01/2038	1,650	1,650,000
Massachusetts (State of); Series 2017 B, Limited Tax GO RAN	2.00%	05/21/2018	1,800	1,804,523
				3,454,523

Michigan–1.16%
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	1.10%	01/15/2026	445	445,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.10%	03/01/2031	1,885	1,885,000
				2,330,000

Minnesota–4.47%
Burnsville (City of) (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	1.17%	10/15/2033	1,175	1,175,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	1.18%	11/15/2031	3,465	3,465,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	1.07%	11/01/2035	4,180	4,180,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	1.07%	10/01/2033	138	138,000
				8,958,000

Mississippi–3.94%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	1.15%	12/01/2030	150	150,000
Series 2010 C, VRD Gulf Opportunity Zone IDR(a)	1.09%	12/01/2030	2,035	2,035,000
Series 2010 E, VRD Gulf Opportunity Zone IDR(a)	1.09%	12/01/2030	5,700	5,700,000
				7,885,000

Missouri–3.11%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	1.09%	11/01/2037	525	525,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	1.10%	08/01/2038	1,245	1,245,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(b)	1.14%	02/01/2031	$3,860	$3,860,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	1.19%	12/01/2019	595	595,000
				6,225,000

Nevada–2.02%
Truckee Meadows Water Authority; Series 2006 B, Commercial Paper Notes (LOC–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(b)	1.25%	05/15/2018	4,050	4,050,000

New York–7.90%
Metropolitan Transportation Authority;
Subseries 2005 D-1, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(b)	1.13%	11/01/2035	4,980	4,980,000
Subseries 2005 D-2, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(b)	1.11%	11/01/2035	3,290	3,290,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC–Mizuho Bank, Ltd.)(a)(b)	1.07%	05/01/2039	2,000	2,000,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)	1.18%	05/01/2050	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	1.17%	11/01/2049	4,550	4,550,000
				15,820,000

North Carolina–0.90%
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC–TD Bank, N.A.)(a)(b)(c)	1.05%	05/01/2036	1,800	1,800,000

Oregon–1.72%
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	1.12%	08/01/2034	3,450	3,450,000

Pennsylvania–4.05%
Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(a)(b)	1.11%	11/01/2039	422	422,000
Derry (Township of) Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N. A.)(a)(b)	1.10%	11/01/2030	500	500,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	1.09%	03/01/2030	2,795	2,795,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.11%	10/15/2025	1,370	1,370,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	1.10%	09/01/2028	1,886	1,886,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	1.09%	11/01/2029	600	600,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(b)	1.10%	07/01/2027	550	550,000
				8,123,000

Texas–13.64%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	1.11%	08/01/2035	6,405	6,405,000
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(a)	1.10%	11/01/2041	1,300	1,300,000
Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.12%	02/15/2042	635	635,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	1.09%	01/01/2049	4,215	4,215,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.09%	04/01/2026	2,722	2,722,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	1.09%	05/01/2042	2,150	2,150,000
Texas (State of); Series 2017, TRAN	4.00%	08/30/2018	5,700	5,786,681
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.98%	08/01/2025	4,120	4,120,000
				27,333,681

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–3.25%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)	1.13%	11/01/2024	$3,612	$3,612,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	1.15%	04/01/2042	2,900	2,900,000
				6,512,000

Virginia–2.99%
Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	1.10%	08/01/2037	2,500	2,500,000
University of Virginia; Series 2018 A, Commercial Paper Notes	1.12%	03/08/2018	3,500	3,500,000
				6,000,000

Washington–2.10%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	1.13%	09/01/2049	4,200	4,200,000

West Virginia–2.09%
Cabell (County of) (Provident Group — Marshall Properties LLC — Marshall University); Series 2010 A, VRD University Facilities RB (LOC–Bank of America, N.A.)(a)(b)	1.15%	07/01/2039	1,050	1,050,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	1.12%	01/01/2034	3,130	3,130,000
				4,180,000

Wisconsin–3.18%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	1.11%	10/01/2042	4,220	4,220,000
Milwaukee (City of); Series 2017 M-11, School RAN	5.00%	09/27/2018	2,100	2,147,828
				6,367,828

Wyoming–2.00%
Lincoln (County of) (ExxonMobil); Series 2014, Ref. VRD PCR(a)	1.14%	10/01/2044	4,000	4,000,000
TOTAL INVESTMENTS IN SECURITIES(e)(f)–98.89% (Cost $198,128,532)				198,128,532
OTHER ASSETS LESS LIABILITIES–1.11%				2,218,294
NET ASSETS–100.00%				$200,346,826

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(d)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2018 represented 1.70% of the Fund’s Net Assets.
(e)	Also represents cost for federal income tax purposes.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Federal Home Loan Bank	5.4%

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	91.2%
8-30	1.8
31-60	—
61-90	3.0
91-180	—
181+	4.0

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Assets:
Investments in securities, at value	$1,909,330,734	$289,991,202	$13,540,190,048	$14,938,199,306	$1,514,182,194	$198,128,532
Repurchase agreements	669,390,695	131,158,323	16,074,454,248	12,438,963,798	—	—
Receivable for:
Investments sold	—	—	—	—	—	2,005,054
Interest	1,213,123	169,887	6,559,557	12,936,490	398,418	334,292
Fund expenses absorbed	—	—	192,515	65,153	20,469	5,441
Investment for trustee deferred compensation and retirement plans	3,820,079	1,063,222	2,266,349	1,031,485	131,441	378,349
Other assets	40,994	179,475	118,329	422,732	52,131	73,560
Total assets	2,583,795,625	422,562,109	29,623,781,046	27,391,618,964	1,514,784,653	200,925,228

Liabilities:
Payable for:
Investments purchased	—	—	3,060,086,427	896,538,207	139,667,218	—
Amount due custodian	—	—	6,512,475	927,423	6,660	—
Dividends	3,053,548	453,959	24,912,470	25,692,274	1,264,683	116,102
Accrued fees to affiliates	34,807	2,535	684,843	572,024	31,362	15,740
Accrued trustees’ and officer’s fees and benefits	3,986	4,082	52,471	56,456	6,003	4,238
Accrued operating expenses	102,202	37,920	210,418	20,051	25,744	23,275
Trustee deferred compensation and retirement plans	4,294,659	1,181,861	2,617,311	1,230,782	146,279	419,048
Total liabilities	7,489,202	1,680,357	3,095,076,415	925,037,217	141,147,949	578,403
Net assets applicable to shares outstanding	$2,576,306,423	$420,881,752	$26,528,704,631	$26,466,581,747	$1,373,636,704	$200,346,825

Net assets consist of:
Shares of beneficial interest	$2,576,230,027	$420,112,540	$26,528,016,990	$26,466,509,242	$1,373,702,289	$200,509,685
Undistributed net investment income	125,723	768,843	445,995	208,988	(12,543)	(104,955)
Undistributed net realized gain (loss)	8,085	1,942	241,646	(136,483)	(53,042)	(57,905)
Net unrealized appreciation (depreciation)	(57,412)	(1,573)	—	—	—	—
	$2,576,306,423	$420,881,752	$26,528,704,631	$26,466,581,747	$1,373,636,704	$200,346,825
Cost of Investments	$2,578,778,842	$421,151,098	$29,614,644,296	$27,377,163,104	$1,514,182,194	$198,128,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

February 28, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$2,545,619,200	$416,671,336	$24,044,592,088	$25,046,080,286	$1,328,658,137	$112,865,021
Private Investment Class	$6,410,598	$1,862,844	$630,268,529	$393,539,939	$1,259,294	$37,329,458
Personal Investment Class	$11,224	$612,548	$150,315,301	$8,429,471	$70,230	$10,004
Cash Management Class	$14,111,801	$1,061,449	$469,528,618	$265,460,441	$1,617,958	$24,123,366
Reserve Class	$776,448	$468,867	$283,039,048	$324,550,598	$41,926,357	$17,381,439
Resource Class	$1,061,004	$184,485	$582,365,227	$234,625,399	$94,604	$8,627,532
Corporate Class	$8,316,148	$20,223	$368,595,820	$193,895,613	$10,124	$10,005

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,545,292,041	416,671,862	24,043,288,291	25,045,904,613	1,328,666,526	112,850,643
Private Investment Class	6,409,785	1,862,847	630,235,060	393,537,172	1,259,260	37,324,700
Personal Investment Class	11,223	612,549	150,307,355	8,429,412	70,229	10,003
Cash Management Class	14,110,000	1,061,451	469,502,604	265,458,683	1,617,970	24,120,300
Reserve Class	776,345	468,868	283,024,039	324,548,299	41,926,649	17,379,371
Resource Class	1,060,868	184,485	582,334,204	234,623,690	94,604	8,626,218
Corporate Class	8,315,087	20,224	368,576,267	193,894,082	10,124	10,005
Net asset value, offering and redemption price per share for each class	$1.0001	$1.0000	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$11,016,787	$2,782,344	$152,502,051	$171,997,536	$7,950,097	$1,017,866

Expenses:
Advisory fees	1,038,391	294,246	18,484,180	14,169,879	843,473	193,582
Administrative services fees	381,775	118,844	4,304,547	4,914,088	363,359	53,832
Custodian fees	3,995	5,506	63,739	331,945	2,899	488
Distribution fees:
Private Investment Class	10,191	2,724	759,434	600,499	2,913	40,447
Personal Investment Class	31	1,668	399,413	43,543	299	3,819
Cash Management Class	3,580	445	170,211	96,285	647	10,291
Reserve Class	3,649	2,120	1,347,297	1,184,560	164,678	68,708
Resource Class	1,235	146	391,772	248,797	75	5,818
Corporate Class	1,709	3	59,385	21,709	2	—
Transfer agent fees	62,303	17,655	1,109,051	1,470,965	60,045	8,711
Trustees’ and officers’ fees and benefits	11,833	12,636	175,506	212,567	18,876	11,592
Registration and filing fees	45,173	50,695	73,378	116,679	45,087	51,989
Reports to shareholders	29,746	7,818	30,074	39,521	6,028	5,221
Professional services fees	31,190	26,385	145,917	115,866	29,398	26,590
Other	64,042	30,000	165,297	166,749	23,060	14,919
Total expenses	1,688,843	570,891	27,679,201	23,733,652	1,560,839	496,007
Less: Fees waived	(422,815)	(211,259)	(2,839,649)	(380,199)	(273,935)	(204,538)
Net expenses	1,266,028	359,632	24,839,552	23,353,453	1,286,904	291,469
Net investment income	9,750,759	2,422,712	127,662,499	148,644,083	6,663,193	726,397

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	8,085	1,571	508,617	394,818	19,166	(4,370)
Change in net unrealized appreciation (depreciation) of investment securities	(88,330)	(11,112)	—	—	—	—
Net increase in net assets resulting from operations	$9,670,514	$2,413,171	$128,171,116	$149,038,901	$6,682,359	$722,027

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 28, 2018	August 31, 2017	February 28, 2018	August 31, 2017
Operations:
Net investment income	$9,750,759	$4,871,296	$2,422,712	$3,235,998
Net realized gain	8,085	284,449	1,571	371
Change in net unrealized appreciation (depreciation)	(88,330)	30,918	(11,112)	9,539
Net increase in net assets resulting from operations	9,670,514	5,186,663	2,413,171	3,245,908

Distributions to shareholders from net investment income:
Institutional Class	(9,578,395)	(4,489,048)	(2,403,076)	(3,118,898)
Private Investment Class	(33,722)	(84,531)	(8,559)	(18,217)
Personal Investment Class	(41)	(1,713)	(2,094)	(26,443)
Cash Management Class	(55,476)	(138,836)	(6,413)	(59,666)
Reserve Class	(2,220)	(6,618)	(1,465)	(5,654)
Resource Class	(6,695)	(8,281)	(985)	(6,995)
Corporate Class	(74,210)	(142,269)	(120)	(125)
Total distributions from net investment income	(9,750,759)	(4,871,296)	(2,422,712)	(3,235,998)

Distributions to shareholders from net realized gains:
Institutional Class	—	(2,877,921)	—	—
Private Investment Class	—	(90,311)	—	—
Personal Investment Class	—	(5,195)	—	—
Cash Management Class	—	(133,371)	—	—
Reserve Class	—	(25,060)	—	—
Resource Class	—	(1,213)	—	—
Corporate Class	—	(67,014)	—	—
Total distributions from net realized gains	—	(3,200,085)	—	—

Share transactions–net:
Institutional Class	2,249,521,185	(10,122,727,290)	(7,250,126)	(1,183,946,896)
Private Investment Class	(570,719)	(234,302,026)	18,028	(139,216,079)
Personal Investment Class	4	(29,230,918)	1,928	(116,863,502)
Cash Management Class	6,374,743	(242,827,588)	(86,623)	(166,722,672)
Reserve Class	(167,937)	(99,217,916)	(31,777)	(20,973,659)
Resource Class	(265,872)	(5,919,518)	937	(16,683,703)
Corporate Class	(1,164,553)	(160,159,887)	116	11,449
Net increase (decrease) in net assets resulting from share transactions	2,253,726,851	(10,894,385,143)	(7,347,517)	(1,644,395,062)
Net increase (decrease) in net assets	2,253,646,606	(10,897,269,861)	(7,357,058)	(1,644,385,152)

Net assets:
Beginning of period	322,659,817	11,219,929,678	428,238,810	2,072,623,962
End of period*	$2,576,306,423	$322,659,817	$420,881,752	$428,238,810
* Includes accumulated undistributed net investment income	$125,723	$125,723	$768,843	$768,843

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2018	August 31, 2017	February 28, 2018	August 31, 2017
Operations:
Net investment income	$127,662,499	$112,926,205	$148,644,083	$139,006,726
Net realized gain (loss)	508,617	39,369	394,818	(531,300)
Net increase in net assets resulting from operations	128,171,116	112,965,574	149,038,901	138,475,426

Distributions to shareholders from net investment income:
Institutional Class	(118,310,761)	(103,892,394)	(142,980,682)	(133,552,021)
Private Investment Class	(1,938,276)	(1,423,813)	(1,537,809)	(1,460,534)
Personal Investment Class	(382,722)	(253,848)	(40,763)	(41,168)
Cash Management Class	(2,084,384)	(1,754,490)	(1,201,885)	(705,201)
Reserve Class	(741,181)	(324,958)	(702,464)	(661,922)
Resource Class	(2,196,137)	(1,659,524)	(1,389,284)	(1,330,994)
Corporate Class	(2,009,038)	(3,617,178)	(791,196)	(1,254,886)
Total distributions from net investment income	(127,662,499)	(112,926,205)	(148,644,083)	(139,006,726)

Share transactions–net:
Institutional Class	1,240,152,310	2,935,444,591	(2,645,710,477)	16,975,145,658
Private Investment Class	55,446,106	14,784,721	(116,955,166)	169,627,850
Personal Investment Class	10,077,226	17,413,815	(12,699,768)	13,622,071
Cash Management Class	(9,879,470)	75,974,874	96,430,410	18,926,896
Reserve Class	32,305,446	91,599,025	153,592,510	(144,921,764)
Resource Class	105,534,153	(6,111,394)	(107,521,673)	246,458,843
Corporate Class	(239,228,636)	(565,402,977)	(130,544,107)	8,002,319
Net increase (decrease) in net assets resulting from share transactions	1,194,407,135	2,563,702,655	(2,763,408,271)	17,286,861,873
Net increase (decrease) in net assets	1,194,915,752	2,563,742,024	(2,763,013,453)	17,286,330,573

Net assets:
Beginning of period	25,333,788,879	22,770,046,855	29,229,595,200	11,943,264,627
End of period*	$26,528,704,631	$25,333,788,879	$26,466,581,747	$29,229,595,200
* Includes accumulated undistributed net investment income	$445,995	$445,995	$208,988	$208,988

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 28, 2018	August 31, 2017	February 28, 2018	August 31, 2017
Operations:
Net investment income	$6,663,193	$5,625,681	$726,397	$978,198
Net realized gain (loss)	19,166	(69,048)	(4,370)	(14,722)
Net increase in net assets resulting from operations	6,682,359	5,556,633	722,027	963,476

Distributions to shareholders from net investment income:
Institutional Class	(6,549,109)	(5,499,185)	(469,501)	(638,667)
Private Investment Class	(8,553)	(6,562)	(100,490)	(82,433)
Personal Investment Class	(303)	(821)	(2,768)	(6,683)
Cash Management Class	(7,663)	(6,763)	(97,555)	(164,964)
Reserve Class	(97,108)	(111,357)	(30,206)	(71,643)
Resource Class	(407)	(601)	(25,867)	(13,707)
Corporate Class	(50)	(392)	(10)	(101)
Total distributions from net investment income	(6,663,193)	(5,625,681)	(726,397)	(978,198)

Share transactions–net:
Institutional Class	22,269,267	1,185,273,759	2,051,387	(339,954,549)
Private Investment Class	(1,964,788)	(2,936,998)	9,977,201	2,881,656
Personal Investment Class	22,388	(2,559,557)	(1,995,769)	(390,938)
Cash Management Class	336	(29,769,108)	(3,491,496)	(3,056,555)
Reserve Class	6,301,235	(1,007,763)	3,723,349	(7,877,273)
Resource Class	422	(99,477)	2,628,012	3,587,633
Corporate Class	47	(2,933,744)	10,004	(32,063)
Net increase (decrease) in net assets resulting from share transactions	26,628,907	1,145,967,112	12,902,688	(344,842,089)
Net increase (decrease) in net assets	26,648,073	1,145,898,064	12,898,318	(344,856,811)

Net assets:
Beginning of period	1,346,988,631	201,090,567	187,448,507	532,305,318
End of period*	$1,373,636,704	$1,346,988,631	$200,346,825	$187,448,507
* Includes accumulated undistributed net investment income	$(12,543)	$(12,543)	$(104,955)	$(104,955)

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”) (formerly Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

31                         Short-Term Investments Trust

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Invesco Liquid Asset Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets,

32                         Short-Term Investments Trust

the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

33                         Short-Term Investments Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2018, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Invesco Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

34                         Short-Term Investments Trust

For the six months ended February 28, 2018, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Invesco Liquid Assets Portfolio	$422,362	$—
Invesco STIC Prime Portfolio	210,685	—
Invesco Treasury Portfolio	2,371,330	—
Invesco Government & Agency Portfolio	—	—
Invesco Treasury Obligations Portfolio	208,699	—
Invesco Tax-Free Cash Reserve Portfolio	172,374	—

Voluntary fee waivers for the six months ended February 28, 2018 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	$—	$—	$—	$453	$—	$—
Invesco STIC Prime Portfolio	—	3	—	571	—	—
Invesco Treasury Portfolio	—	16,362	—	451,957	—	—
Invesco Government & Agency Portfolio	—	2,465	—	377,734	—	—
Invesco Treasury Obligations Portfolio	—	25	—	65,211	—	—
Invesco Tax-Free Cash Reserve Portfolio	—	1,033	—	31,131	—	—

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

35                         Short-Term Investments Trust

As of February 28, 2018, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 28, 2018, there were no material transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2018, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$79,891,007	$80,918,865	$0
Invesco STIC Prime Portfolio	27,262,215	51,275,067	0
Invesco Government & Agency Portfolio	10,879,508	0	0
Invesco Tax-Free Cash Reserve Portfolio	96,952,920	84,223,004	0

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

36                         Short-Term Investments Trust

The Funds below had a capital loss carryforward as of August 31, 2017, which expires as follows:

	Short-Term		Not Subject to Expiration
Fund	2018	2019		Total*
Invesco Liquid Assets Portfolio	$—	$—	$—	$—
Invesco STIC Prime Portfolio	—	—	—	—
Invesco Treasury Portfolio	—	—	266,972	266,972
Invesco Government & Agency Portfolio	—	—	531,300	531,300
Invesco Treasury Obligations Portfolio	—	—	61,535	61,535
Invesco Tax-Free Cash Reserve Portfolio	8,740	30,074	14,721	53,535

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2018
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,514,192,867	$—	$(10,673)	$(10,673)

*	For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9—Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017(b)
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,098,292,161	$6,099,222,676	8,846,205,589	$8,846,379,006
Private Investment Class	100,828	100,848	73,675,959	73,675,968
Personal Investment Class	—	—	8,382,621	8,382,870
Cash Management Class	23,866,792	23,869,986	352,257,569	352,272,331
Reserve Class	27,958	27,964	3,766,999	3,767,196
Resource Class	—	—	132,559	132,558
Corporate Class	31,435,900	31,441,187	244,330,733	244,348,194

Issued as reinvestment of dividends:
Institutional Class	735,033	735,171	4,398,518	4,398,873
Private Investment Class	27,730	27,735	43,468	43,475
Personal Investment Class	3	4	1,713	1,713
Cash Management Class	34,494	34,500	93,656	93,666
Reserve Class	2,188	2,188	6,617	6,618
Resource Class	6,634	6,635	8,279	8,281
Corporate Class	56,917	56,928	142,251	142,269

Reacquired:
Institutional Class	(3,849,837,505)	(3,850,436,662)	(18,973,148,113)	(18,973,505,169)
Private Investment Class	(699,204)	(699,302)	(308,001,404)	(308,021,469)
Personal Investment Class	—	—	(37,614,403)	(37,615,501)
Cash Management Class	(17,527,274)	(17,529,743)	(595,177,024)	(595,193,585)
Reserve Class	(198,056)	(198,089)	(102,991,361)	(102,991,730)
Resource Class	(272,453)	(272,507)	(6,060,265)	(6,060,357)
Corporate Class	(32,658,671)	(32,662,668)	(404,609,206)	(404,650,350)
Net increase (decrease) in share activity	2,253,393,475	$2,253,726,851	(10,894,155,245)	$(10,894,385,143)

(a)	90% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Effective October 12, 2016, Invesco Liquid Assets Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

37                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017(b)
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	671,033,784	$671,033,402	1,181,673,896	$1,181,705,357
Private Investment Class	106,000	106,004	32,477,987	32,477,991
Personal Investment Class	—	—	118,187,308	118,187,309
Cash Management Class	408,572	408,574	132,025,201	132,025,203
Reserve Class	5	5	12,104,481	12,104,533
Resource Class	—	—	54,163,813	54,163,819
Corporate Class	—	—	23,501	23,503

Issued as reinvestment of dividends:
Institutional Class	1,185,345	1,185,326	1,319,248	1,319,283
Private Investment Class	8,153	8,153	12,756	12,757
Personal Investment Class	1,955	1,955	16,252	16,252
Cash Management Class	4,156	4,156	59,666	59,666
Reserve Class	1,444	1,444	5,653	5,654
Resource Class	937	937	6,994	6,995
Corporate Class	116	116	126	125

Reacquired:
Institutional Class	(679,472,584)	(679,468,854)	(2,366,923,911)	(2,366,971,536)
Private Investment Class	(96,129)	(96,129)	(171,705,890)	(171,706,827)
Personal Investment Class	(27)	(27)	(235,067,018)	(235,067,063)
Cash Management Class	(499,353)	(499,353)	(298,807,504)	(298,807,541)
Reserve Class	(33,226)	(33,226)	(33,083,675)	(33,083,846)
Resource Class	—	—	(70,853,614)	(70,854,517)
Corporate Class	—	—	(12,179)	(12,179)
Net increase (decrease) in share activity	(7,350,852)	$(7,347,517)	(1,644,376,909)	$(1,644,395,062)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 95% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, Invesco STIC Prime Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

38                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	83,870,920,011	$83,870,920,011	104,978,321,526	$104,978,321,526
Private Investment Class	679,734,166	679,734,166	1,389,145,628	1,389,145,628
Personal Investment Class	505,175,240	505,175,240	959,511,379	959,511,379
Cash Management Class	1,643,623,471	1,643,623,471	2,685,419,118	2,685,419,118
Reserve Class	410,729,899	410,729,899	386,663,928	386,663,928
Resource Class	440,940,439	440,940,439	575,122,878	575,122,878
Corporate Class	2,212,293,713	2,212,293,713	9,826,990,863	9,826,990,863

Issued as reinvestment of dividends:
Institutional Class	23,836,828	23,836,828	16,234,515	16,234,515
Private Investment Class	248,510	248,510	249,491	249,491
Personal Investment Class	340,891	340,891	202,723	202,723
Cash Management Class	1,698,617	1,698,617	1,178,232	1,178,232
Reserve Class	651,740	651,740	254,629	254,629
Resource Class	504,629	504,629	346,994	346,994
Corporate Class	1,725,825	1,725,825	2,990,987	2,990,987

Reacquired:
Institutional Class	(82,654,604,529)	(82,654,604,529)	(102,059,111,450)	(102,059,111,450)
Private Investment Class	(624,536,570)	(624,536,570)	(1,374,610,398)	(1,374,610,398)
Personal Investment Class	(495,438,905)	(495,438,905)	(942,300,287)	(942,300,287)
Cash Management Class	(1,655,201,558)	(1,655,201,558)	(2,610,622,476)	(2,610,622,476)
Reserve Class	(379,076,193)	(379,076,193)	(295,319,532)	(295,319,532)
Resource Class	(335,910,915)	(335,910,915)	(581,581,266)	(581,581,266)
Corporate Class	(2,453,248,174)	(2,453,248,174)	(10,395,384,827)	(10,395,384,827)
Net increase in share activity	1,194,407,135	$1,194,407,135	2,563,702,655	$2,563,702,655

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 15% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

39                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	124,484,185,519	$124,484,185,519	208,396,167,421	$208,396,167,421
Private Investment Class	708,079,249	708,079,249	1,423,015,874	1,423,015,874
Personal Investment Class	13,087,606	13,087,606	72,491,907	72,491,907
Cash Management Class	618,043,130	618,043,130	936,923,184	936,923,184
Reserve Class	586,521,963	586,521,963	850,197,770	850,197,770
Resource Class	1,220,430,797	1,220,430,797	2,809,077,121	2,809,077,121
Corporate Class	1,168,124,291	1,168,124,291	4,691,887,919	4,691,887,919

Issued as reinvestment of dividends:
Institutional Class	27,926,219	27,926,219	19,317,518	19,317,518
Private Investment Class	500,392	500,392	318,477	318,477
Personal Investment Class	23,820	23,820	12,576	12,576
Cash Management Class	806,065	806,065	418,891	418,891
Reserve Class	573,192	573,192	513,904	513,904
Resource Class	1,045,321	1,045,321	796,073	796,073
Corporate Class	318,197	318,197	795,308	795,308

Reacquired:
Institutional Class	(127,157,822,215)	(127,157,822,215)	(191,440,339,281)	(191,440,339,281)
Private Investment Class	(825,534,807)	(825,534,807)	(1,253,706,501)	(1,253,706,501)
Personal Investment Class	(25,811,194)	(25,811,194)	(58,882,412)	(58,882,412)
Cash Management Class	(522,418,785)	(522,418,785)	(918,415,179)	(918,415,179)
Reserve Class	(433,502,645)	(433,502,645)	(995,633,438)	(995,633,438)
Resource Class	(1,328,997,791)	(1,328,997,791)	(2,563,414,351)	(2,563,414,351)
Corporate Class	(1,298,986,595)	(1,298,986,595)	(4,684,680,908)	(4,684,680,908)
Net increase (decrease) in share activity	(2,763,408,271)	$(2,763,408,271)	17,286,861,873	$17,286,861,873

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 16% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

40                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	569,994,076	$569,994,076	1,882,109,152	$1,882,109,152
Private Investment Class	154,318	154,318	10,041,615	10,041,615
Personal Investment Class	1,263,767	1,263,767	2,009,181	2,009,181
Cash Management Class	1,610,000	1,610,000	7,657	7,657
Reserve Class	42,740,773	42,740,773	140,006,781	140,006,781
Resource Class	422	422	94,706	94,706
Corporate Class	—	—	659,929	659,929

Issued as reinvestment of dividends:
Institutional Class	138,972	138,972	116,704	116,704
Private Investment Class	8,812	8,812	4,830	4,830
Personal Investment Class	3	3	6,763	6,763
Cash Management Class	7,229	7,229	89,662	89,662
Reserve Class	90,443	90,443	—	—
Corporate Class	47	47	299	299

Reacquired:
Institutional Class	(547,863,781)	(547,863,781)	(696,952,097)	(696,952,097)
Private Investment Class	(2,127,918)	(2,127,918)	(12,983,443)	(12,983,443)
Personal Investment Class	(1,241,382)	(1,241,382)	(4,568,738)	(4,568,738)
Cash Management Class	(1,616,893)	(1,616,893)	(29,783,528)	(29,783,528)
Reserve Class	(36,529,981)	(36,529,981)	(141,104,206)	(141,104,206)
Resource Class	—	—	(194,183)	(194,183)
Corporate Class	—	—	(3,593,972)	(3,593,972)
Net increase in share activity	26,628,907	$26,628,907	1,145,967,112	$1,145,967,112

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
In addition, 86% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

41                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	59,262,860	$59,262,860	216,245,353	$216,245,353
Private Investment Class	45,477,298	45,477,298	49,632,970	49,632,970
Personal Investment Class	10,391	10,391	2,005,100	2,005,100
Cash Management Class	3,192,742	3,192,742	45,537,104	45,537,104
Reserve Class	37,083,918	37,083,918	111,932,405	111,932,405
Resource Class	4,550,024	4,550,024	4,058,371	4,058,371
Corporate Class	10,000	10,000	32,101	32,101

Issued as reinvestment of dividends:
Institutional Class	221,438	221,438	221,692	221,692
Private Investment Class	83,737	83,737	68,844	68,844
Personal Investment Class	2,768	2,768	5,772	5,772
Cash Management Class	79,721	79,721	134,904	134,904
Reserve Class	27,866	27,866	64,807	64,807
Resource Class	22,290	22,290	11,483	11,483
Corporate Class	4	4	97	97

Reacquired:
Institutional Class	(57,432,911)	(57,432,911)	(556,421,594)	(556,421,594)
Private Investment Class	(35,583,834)	(35,583,834)	(46,820,158)	(46,820,158)
Personal Investment Class	(2,008,928)	(2,008,928)	(2,401,810)	(2,401,810)
Cash Management Class	(6,763,959)	(6,763,959)	(48,728,563)	(48,728,563)
Reserve Class	(33,388,435)	(33,388,435)	(119,874,485)	(119,874,485)
Resource Class	(1,944,302)	(1,944,302)	(482,221)	(482,221)
Corporate Class	—	—	(64,261)	(64,261)
Net increase (decrease) in share activity	12,902,688	$12,902,688	(344,842,089)	$(344,842,089)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 91% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

42                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Private Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/18	$1.0002	$0.0055	$(0.0007)	$0.0048	$(0.0049)	$—	$(0.0049)	$1.0001	0.48%	$6,411	0.48	%(c)	0.54	%(c)	1.11	%(c)
Year ended 08/31/17	1.00	0.0022	0.0035	0.0057	(0.0050)	(0.0005)	(0.0055)	1.0002	0.54	6,982	0.47		0.56		0.22
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	241,327	0.40		0.64		0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	283,476	0.21		0.67		0.01
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	345,211	0.19		0.67		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	370,059	0.24		0.67		0.02
Invesco STIC Prime Portfolio
Six months ended 02/28/18	1.0000	0.0047	(0.0000)	0.0047	(0.0047)	—	(0.0047)	1.0000	0.47	1,863	0.48	(c)	0.59	(c)	0.94	(c)
Year ended 08/31/17	1.00	0.0041	0.0002	0.0043	(0.0043)	—	(0.0043)	1.0000	0.43	1,845	0.39		0.57		0.41
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.15	141,061	0.25		0.68		0.15
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	162,216	0.07		0.69		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	152,133	0.06		0.69		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	166,612	0.12		0.69		0.07
Invesco Treasury Portfolio
Six months ended 02/28/18	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.37	630,269	0.48	(c)	0.50	(c)	0.76	(c)
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.26	574,808	0.43		0.50		0.27
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	560,027	0.23		0.64		0.08
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	461,131	0.06		0.67		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	524,576	0.04		0.67		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	583,020	0.09		0.68		0.02
Invesco Government & Agency Portfolio
Six months ended 02/28/18	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.38	393,540	0.45	(c)	0.45	(c)	0.76	(c)
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.30	510,489	0.41		0.45		0.32
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	340,874	0.23		0.62		0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	422,564	0.08		0.63		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	347,046	0.06		0.63		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	358,383	0.11		0.64		0.02
Invesco Treasury Obligations Portfolio
Six months ended 02/28/18	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.39	1,259	0.43	(c)	0.46	(c)	0.78	(c)
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.26	3,224	0.34		0.47		0.32
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	6,162	0.16		0.82		0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	5,984	0.00		0.83		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	15,580	0.02		0.79		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	20,036	0.06		0.70		0.03
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/18	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.30	37,329	0.45	(c)	0.63	(c)	0.60	(c)
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.36	27,352	0.41		0.62		0.35
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	24,468	0.14		0.77		0.08
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	30,469	0.03		0.81		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	34,276	0.04		0.80		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	52,446	0.10		0.80		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $6,851, $1,831, $510,485, $403,651, $2,350 and $32,625 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

43                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Private Investment Class	Beginning Account Value (09/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/18)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
Invesco Liquid Assets Portfolio	$1,000.00	$1,004.80	$2.39	$1,022.41	$2.41	0.48%
Invesco STIC Prime Portfolio	1,000.00	1,004.70	2.39	1,022.41	2.41	0.48
Invesco Treasury Portfolio	1,000.00	1,003.70	2.38	1,022.41	2.41	0.48
Invesco Government & Agency Portfolio	1,000.00	1,003.80	2.24	1,022.56	2.26	0.45
Invesco Treasury Obligations Portfolio	1,000.00	1,003.90	2.14	1,022.66	2.16	0.43
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,003.00	2.23	1,022.56	2.26	0.45

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2017, through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

44                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-5 04262018 0811

Semiannual Report to Shareholders	February 28, 2018
Reserve Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

Effective December 15, 2017, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio were renamed Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
26	Financial Statements
31	Notes to Financial Statements
43	Financial Highlights
44	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2018, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Reserve Class data as of 2/28/18
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End
Invesco Liquid Assets[1]	10 - 37 days	18 days	67 days	$776.4 thousand
Invesco STIC Prime[1]	11 - 19 days	11 days	12 days	468.9 thousand
Invesco Treasury[2]	10 - 31 days	30 days	84 days	283.0 million
Invesco Government & Agency[2]	16 - 25 days	23 days	106 days	324.6 million
Invesco Treasury Obligations[2]	33 - 51 days	36 days	103 days	41.9 million
Invesco Tax-Free Cash Reserve[3]	16 - 31 days	16 days	16 days	17.4 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                        Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 28, 2018. As always, we thank you for investing with us. By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

The US Federal Reserve (the Fed) raised interest rates by 0.25% in December 2017, bringing the key fed funds target rate to a range of 1.25% to 1.50% as of February 28, 2018.[1] The December increase was the latest in a series of interest rate increases the Fed implemented in response to a moderately expanding US economy and relatively benign inflation levels. These increases benefited money market investors. At the close of the reporting period, additional Fed rate increases were widely expected later in 2018 – potentially faster than previously expected. Most major central banks around the world continued to maintain interest rates at, near or below zero in an effort to spur economic growth and inflation.

In early February, Jerome Powell assumed the chairmanship of the Fed. Powell, a member of the Fed’s board of governors since 2012, is largely expected to stay the course with regard to monetary policy as he largely voted in line with former Fed Chair Janet Yellen during her years leading the Fed.

Invesco Global Liquidity is part of Invesco Ltd., one of the world’s largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our vision is grounded in our rigorous investment philosophy, high-quality products and tradition of excellent client service. Our unrelenting focus on preservation of capital, daily liquidity and competitive yield is implemented through repeatable, time-tested processes.

Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1  Source: US Federal Reserve

3                        Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–44.78%(a)
Asset-Backed Securities — Fully Supported–5.91%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.76%	04/03/2018	$75,000	$74,878,028
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.83%	04/23/2018	20,000	19,943,090
Kells Funding LLC (CEP–FMS Wertmanagement)(c)	1.42%	03/01/2018	2,500	2,499,899
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.21%)(b)(c)(d)	1.80%	05/21/2018	5,000	5,002,088
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.81%	03/15/2018	50,000	49,967,815
				152,290,920

Asset-Backed Securities — Fully Supported Bank–14.81%
Anglesea Funding LLC (Multi–CEP’s) (1 mo. USD LIBOR + 0.27%)(c)(d)	1.85%	06/29/2018	25,000	25,000,323
Anglesea Funding LLC (Multi–CEP’s) (1 mo. USD LIBOR + 0.27%)(b)(c)(d)	1.85%	06/04/2018	60,000	60,000,702
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(c)	1.81%	03/20/2018	50,000	49,956,610
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	1.93%	06/14/2018	70,000	69,560,778
Ebury Finance LLC (Multi–CEP’s)(b)(c)	1.45%	03/01/2018	30,000	29,998,758
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	1.84%	03/22/2018	30,000	29,970,648
Halkin Finance LLC (Multi–CEP’s)(b)(c)	1.45%	03/01/2018	40,000	39,998,344
Institutional Secured Funding LLC (Multi–CEP’s)(b)(c)	1.54%	03/06/2018	55,000	54,986,151
Mountcliff Funding LLC (Multi–CEP’s)(b)(c)	1.71%	03/05/2018	22,000	21,995,395
				381,467,709

Asset-Backed Securities — Multi-Purpose–3.29%
CRC Funding, LLC(b)	1.81%	05/11/2018	5,000	4,980,750
Nieuw Amsterdam Receivables Corp.(b)(c)	1.82%	05/09/2018	35,000	34,865,590
Nieuw Amsterdam Receivables Corp.(b)(c)	1.83%	04/11/2018	45,000	44,904,186
				84,750,526

Consumer Finance–0.10%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.78%	05/04/2018	2,500	2,501,075

Diversified Banks–11.71%
Bank of Nova Scotia(b)(c)	1.81%	04/02/2018	50,000	49,926,115
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.22%)(b)(c)(d)	1.80%	12/07/2018	50,000	49,989,035
DBS Bank Ltd.(b)(c)	2.01%	05/21/2018	45,000	44,796,744
First Abu Dhabi Bank PJSC(b)(c)	1.50%	03/02/2018	60,000	59,995,032
J.P. Morgan Securities LLC	1.88%	06/01/2018	5,000	4,973,043
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	1.74%	05/18/2018	12,000	12,003,536
Toronto-Dominion Bank (The)(b)(c)	1.76%	03/22/2018	50,000	49,952,580
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	1.88%	11/30/2018	30,000	29,995,050
				301,631,135

Diversified Capital Markets–2.33%
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	1.91%	01/02/2019	30,000	30,016,650
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	1.91%	12/28/2018	30,000	30,016,506
				60,033,156

Other Diversified Financial Services–0.30%
ABN AMRO Funding USA LLC(b)(c)	1.54%	03/06/2018	7,625	7,623,043

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–2.46%
Banque et Caisse d’Epargne de l’Etat(c)	1.86%	06/01/2018	$33,750	$33,583,211
Banque et Caisse d’Epargne de l’Etat(c)	1.87%	06/11/2018	30,000	29,833,482
				63,416,693

Specialized Finance–3.87%
Caisse des Depots et Consignations(b)(c)	1.81%	03/01/2018	50,000	49,998,100
Nederlandse Waterschapsbank N.V.(b)(c)	1.78%	05/02/2018	50,000	49,841,275
				99,839,375
Total Commercial Paper (Cost $1,153,614,060)				1,153,553,632

Certificates of Deposit–24.16%
Bank of Montreal(c)	1.75%	03/20/2018	20,000	20,001,246
Bank of Montreal (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	12/07/2018	25,000	24,996,848
Bank of Nova Scotia (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	12/11/2018	50,000	49,993,910
China Construction Bank Corp.(c)	1.77%	03/08/2018	25,000	25,000,750
China Construction Bank Corp.(c)	1.77%	03/09/2018	20,000	20,000,648
China Construction Bank Corp.(c)	1.82%	03/26/2018	45,000	45,002,560
KBC Bank N.V. (Belgium)(c)	1.80%	03/06/2018	25,000	24,993,168
KBC Bank N.V. (Belgium)(c)	1.80%	04/19/2018	25,000	24,999,181
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.85%	05/30/2018	20,000	20,007,510
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.22%)(c)(d)	1.79%	06/01/2018	7,500	7,503,342
Mizuho Bank, Ltd.(c)	1.40%	03/01/2018	85,000	85,000,000
Mizuho Bank, Ltd.(c)	1.45%	03/06/2018	35,000	34,999,772
Royal Bank of Canada (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	12/07/2018	50,000	49,992,785
Sumitomo Mitsui Trust Bank Ltd.(c)	1.43%	03/02/2018	70,000	70,000,021
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.24%)(d)	1.82%	12/05/2018	50,000	49,999,640
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.25%)(d)	1.83%	01/04/2019	10,000	9,999,706
Wells Fargo Bank, N.A. (3 mo. USD LIBOR + 0.15%)(d)	1.89%	01/18/2019	10,000	10,017,386
Westpac Banking Corp. (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	01/08/2019	50,000	49,988,630
Total Certificates of Deposit (Cost $622,494,088)				622,497,103

Variable Rate Demand Notes–5.17%(e)
Credit Enhanced–5.17%
Blair (County of), Pennsylvania IDA (Altoona-Blair County Development Corp.); Series 2008, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	1.50%	10/01/2028	8,625	8,625,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	1.50%	11/01/2030	2,220	2,220,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	1.70%	04/01/2047	9,500	9,499,999
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	1.51%	05/01/2037	2,900	2,900,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016, VRD RB (LOC–Bank of China Ltd.)(f)	1.52%	05/01/2050	11,035	11,035,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2017 A, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	05/01/2050	15,000	15,000,000
New York (State of) Housing Finance Agency (572 11th Ave.); Series 2017 A, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	11/01/2049	20,500	20,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	1.75%	11/01/2049	5,000	5,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	11/01/2049	5,340	5,340,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016 B-2, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	11/01/2049	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	1.65%	07/01/2040	$1,660	$1,660,000
University of Texas System Board of Regents; Series 2016 G-1, VRD Financing System RB	1.50%	08/01/2045	50,000	50,000,000
Total Variable Rate Demand Notes (Cost $133,279,999)				133,279,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–74.11% (Cost $1,909,388,147)				1,909,330,734

			Repurchase Amount
Repurchase Agreements–25.98%(g)
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $9,000,380 (collateralized by a U.S. Treasury obligation and a foreign corporate obligation valued at $9,180,070; 1.25%-1.75%; 07/26/2019-12/31/2020)(c)	1.52%	03/01/2018	9,000,380	9,000,000
BMO Capital Markets Corp., agreement dated 02/28/2018, maturing value of $45,001,900 (collateralized by U.S. government sponsored agency obligations and domestic and foreign corporate obligations valued at $47,566,190; 0%-9.70%; 04/17/2018-07/22/2028)(c)	1.52%	03/01/2018	45,001,900	45,000,000
BMO Capital Markets Corp., term agreement dated 01/03/2018, maturing value of $30,080,317 (collateralized by domestic and foreign corporate obligations valued at $32,093,218; 1.45%-10.00%; 05/14/2018-12/15/2032)(c)(h)	1.58%	03/05/2018	30,080,317	30,000,000
Citigroup Global Markets, Inc., joint open agreement dated 12/21/2017 (collateralized by U.S. Treasury obligations, domestic and foreign agency mortgage-backed securities and a foreign corporate obligation valued at $100,980,182; 1.63%-8.50%; 11/30/2020-12/25/2035)(i)	2.48%	—	—	56,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2018, aggregate maturing value of $247,009,400 (collateralized by U.S. Treasury obligations valued at $251,940,215; 1.63%; 05/15/2026)	1.37%	03/01/2018	37,892,137	37,890,695
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $20,006,300 (collateralized by domestic agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $21,751,458; 0.24%-7.07%; 02/10/2022- 09/25/2043)(c)(h)	1.62%	03/06/2018	15,004,725	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $55,016,469 (collateralized by domestic commercial paper and domestic agency mortgage-backed securities valued at $57,756,717; 0.06%-2.14%; 03/08/2018-10/15/2039)(c)(h)	1.54%	03/06/2018	15,004,492	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $75,022,896 (collateralized by a domestic agency mortgage-backed security, a domestic commercial paper and domestic non-agency asset-backed securities valued at $80,707,397; 0.31%-7.07%; 08/17/2018-05/25/2037)(c)(h)	1.57%	03/06/2018	35,010,685	35,000,000
ING Financial Markets, LLC, agreement dated 02/28/2018, maturing value of $46,002,070 (collateralized by domestic and foreign corporate obligations valued at $50,600,437; 2.95%-9.88%; 03/01/2019-03/01/2097)(c)	1.62%	03/01/2018	46,002,070	46,000,000
J.P. Morgan Securities LLC, open agreement dated 12/05/2017 (collateralized by domestic agency mortgage-backed securities valued at $33,000,121; 0%-7.00%; 03/25/2035-10/15/2048)(i)	2.14%	—	—	25,000,000
RBC Capital Markets LLC, agreement dated 02/28/2018, maturing value of $60,002,533 (collateralized by domestic and foreign corporate obligations valued at $63,000,279; 0%-6.15%; 04/30/2018-11/15/2048)(c)	1.52%	03/01/2018	60,002,533	60,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	250,009,653	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2018, maturing value of $35,001,478 (collateralized by foreign corporate obligations valued at $35,700,903; 1.75%-2.13%; 01/18/2022-09/14/2022)	1.52%	03/01/2018	35,001,478	35,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint term agreement dated 01/05/2018, aggregate maturing value of $20,072,334 (collateralized by domestic non-agency mortgage-backed securities and domestic corporate obligations valued at $20,598,104; 0%-3.00%; 05/16/2019-05/15/2027)	2.10%	03/08/2018	$10,036,167	$10,000,000
Total Repurchase Agreements (Cost $669,390,695)				669,390,695
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.09% (Cost $2,578,778,842)				2,578,721,429
OTHER ASSETS LESS LIABILITIES–(0.09)%				(2,415,006)
NET ASSETS–100.00%				$2,576,306,423

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
RB	– Revenue Bonds
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $945,145,210, which represented 36.69% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 16.3%; Netherlands: 12.6%; France: 10.2%; Japan: 10.1%; other countries less than 5% each: 24.4%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	46.4%
8-30	11.6
31-60	8.3
61-90	6.9
91-180	11.9
181+	14.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–42.22%(a)
Asset-Backed Securities — Fully Supported–2.91%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.60%	03/01/2018	$10,000	$9,999,595
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.74%	04/02/2018	2,250	2,246,376
				12,245,971

Asset-Backed Securities — Fully Supported Bank–21.55%
Albion Capital LLC (CEP–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(c)	1.96%	04/23/2018	5,000	4,987,108
Anglesea Funding (Multi–CEP’s)(b)(c)	1.66%	03/01/2018	15,000	14,999,395
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(c)	1.77%	04/12/2018	5,000	4,989,548
Concord Minutemen Capital Co., LLC (Multi–CEP’s)(b)(c)	1.55%	03/01/2018	5,000	4,999,793
Ebury Finance LLC (Multi–CEP’s)(b)(c)	1.45%	03/01/2018	12,000	11,999,503
Gotham Funding Corp. (CEP–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(b)(c)	1.69%	04/03/2018	10,000	9,983,859
Institutional Secured Funding LLC (Multi–CEP’s)(b)(c)	1.54%	03/06/2018	5,000	4,998,741
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	1.73%	04/03/2018	7,000	6,988,748
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(c)	1.65%	03/01/2018	6,270	6,269,726
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(c)	1.68%	03/01/2018	2,500	2,499,891
Mountcliff Funding LLC (Multi–CEP’s)(b)(c)	1.71%	03/05/2018	8,000	7,998,326
Nieuw Amsterdam Receivables Corp. (CEP–Cooperatieve Rabobank UA)(b)(c)	1.63%	03/21/2018	10,000	9,990,544
				90,705,182

Asset-Backed Securities — Multi-Purpose–3.84%
CAFCO, LLC(b)	1.72%	04/09/2018	10,000	9,981,311
CHARTA, LLC(b)	1.71%	04/02/2018	2,100	2,096,730
CHARTA, LLC(b)	1.73%	04/02/2018	1,500	1,497,664
Versailles Commercial Paper LLC(b)	1.90%	04/11/2018	2,600	2,594,573
				16,170,278

Diversified Banks–5.84%
First Abu Dhabi Bank PJSC(b)(c)	1.50%	03/02/2018	10,000	9,999,172
NRW Bank(b)(c)	1.87%	04/23/2018	6,385	6,368,038
Societe Generale S.A.(b)(c)	1.63%	03/05/2018	5,225	5,223,900
Standard Chartered Bank(b)(c)	1.75%	03/23/2018	3,000	2,996,994
				24,588,104

Other Diversified Financial Services–0.48%
ABN AMRO Funding USA LLC(b)(c)	1.65%	03/08/2018	2,000	1,999,311

Regional Banks–4.75%
Danske Corp.(b)(c)	1.65%	03/13/2018	15,000	14,991,577
Landesbank Hessen-Thueringen Girozentrale(b)(c)	1.63%	03/20/2018	5,000	4,995,659
				19,987,236

Specialized Finance–2.85%
CDP Financial Inc.(b)(c)	1.60%	03/08/2018	2,000	1,999,342
Nederlandse Waterschapsbank N.V.(b)(c)	1.71%	04/06/2018	10,000	9,982,589
				11,981,931
Total Commercial Paper (Cost $177,681,262)				177,678,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–14.61%
BMO Harris Bank N.A.(c)	1.68%	03/19/2018	$10,000	$9,999,884
China Construction Bank Corp.(c)	1.77%	03/09/2018	5,000	5,000,162
China Construction Bank Corp.(c)	1.82%	03/26/2018	8,000	8,000,455
Mizuho Bank, Ltd.(c)	1.40%	03/01/2018	14,000	14,000,000
Mizuho Bank, Ltd.(c)	1.45%	03/06/2018	5,000	4,999,968
Norinchukin Bank (The)(c)	1.50%	04/09/2018	9,500	9,497,661
Oversea-Chinese Banking Corp. Ltd.(c)	1.64%	03/19/2018	10,000	10,000,058
Total Certificates of Deposit (Cost $61,496,512)				61,498,188

Variable Rate Demand Notes–12.07%(d)
Credit Enhanced–12.07%
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	1.50%	11/01/2030	2,485	2,485,000
Jets Stadium Development, LLC; Series 2007 A-4C, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(e)	1.60%	04/01/2047	8,000	8,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(e)	1.51%	05/01/2037	3,605	3,605,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(e)	1.57%	01/01/2033	5,115	5,115,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(e)	1.75%	11/01/2049	13,000	13,000,001
Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(e)	1.65%	11/01/2049	2,910	2,910,000
University of Texas System Board of Regents; Subseries 2016 G-1, VRD Financing System RB	1.50%	08/01/2045	10,000	10,000,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC–Wells Fargo Bank, N.A.)(b)(e)	1.60%	01/01/2033	5,700	5,700,000
Total Variable Rate Demand Notes (Cost $50,815,001)				50,815,001
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–68.90% (Cost $289,992,775)				289,991,202

			Repurchase Amount
Repurchase Agreements–31.16%(f)
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $15,000,633 (collateralized by a U.S. Treasury obligation and a foreign corporate obligation valued at $15,300,033; 1.25%-1.75%; 07/26/2019-12/31/2020)(c)	1.52%	03/01/2018	15,000,633	15,000,000
BMO Capital Markets Corp., agreement dated 02/28/2018, maturing value of $9,000,380 (collateralized by U.S. government sponsored agency obligations and domestic and foreign corporate obligations valued at $9,594,527; 0%-9.70%; 04/17/2018-12/15/2032)(c)	1.52%	03/01/2018	9,000,380	9,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2018, maturing value of $10,000,000 (collateralized by domestic commercial paper valued at $10,500,311; 1.41%-2.14%; 03/02/2018-09/10/2018)(c)(g)	1.97%	04/04/2018	10,000,000	10,000,000
ING Financial Markets, LLC, agreement dated 02/28/2018, maturing value of $20,000,900 (collateralized by domestic corporate obligations valued at $22,001,059; 2.95%-10.75%; 03/01/2019-01/15/2043)(c)	1.62%	03/01/2018	20,000,900	20,000,000
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,751,633; 0%-7.63%; 05/01/2020)(h)	1.62%	—	—	15,000,000
RBC Capital Markets LLC, agreement dated 02/28/2018, maturing value of $20,000,844 (collateralized by domestic and foreign corporate obligations valued at $21,000,837; 0%-8.10%; 10/18/2019-01/10/2047)(c)	1.52%	03/01/2018	20,000,844	20,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	32,159,565	32,158,323
Wells Fargo Securities, LLC, agreement dated 02/28/2018, maturing value of $10,000,422 (collateralized by a foreign corporate obligation valued at $10,200,092; 2.13%; 01/18/2022)	1.52%	03/01/2018	10,000,422	10,000,000
Total Repurchase Agreements (Cost $131,158,323)				131,158,323
TOTAL INVESTMENTS IN SECURITIES(i)(j)–100.06% (Cost $421,151,098)				421,149,525
OTHER ASSETS LESS LIABILITIES–(0.06)%				(267,773)
NET ASSETS–100.00%				$420,881,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Invesco STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
LOC	– Letter of Credit
RB	– Revenue Bonds
RN	– Revenue Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $186,516,357, which represented 44.32% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.7%; Japan: 13.9%; Canada: 13.3%; France: 8.1%; China: 5.9%; other countries less than 5% each: 16.5%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	64.1%
8-30	16.6
31-60	19.3
61-90	—
91-180	—
181+	—

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–51.04%
U.S. Treasury Bills–35.60%(a)
U.S. Treasury Bills	1.38%	03/15/2018	$640,000	$639,657,351
U.S. Treasury Bills	1.39%	03/15/2018	65,000	64,964,990
U.S. Treasury Bills	1.35%	03/22/2018	150,000	149,881,787
U.S. Treasury Bills	1.36%	03/22/2018	850,000	849,325,295
U.S. Treasury Bills	1.52%	03/29/2018	1,030,000	1,028,802,337
U.S. Treasury Bills	1.46%	04/05/2018	378,000	377,466,696
U.S. Treasury Bills	1.43%	04/12/2018	40,000	39,933,500
U.S. Treasury Bills	1.44%	04/12/2018	385,000	384,357,692
U.S. Treasury Bills	1.46%	04/19/2018	190,000	189,624,238
U.S. Treasury Bills	1.43%	04/26/2018	250,000	249,446,610
U.S. Treasury Bills	1.44%	04/26/2018	170,000	169,621,845
U.S. Treasury Bills	1.44%	05/03/2018	425,000	423,936,351
U.S. Treasury Bills	1.64%	05/24/2018	335,000	333,721,974
U.S. Treasury Bills	1.67%	05/31/2018	1,015,000	1,010,790,939
U.S. Treasury Bills	1.54%	06/28/2018	72,660	72,292,522
U.S. Treasury Bills	1.59%	07/12/2018	600,000	596,500,991
U.S. Treasury Bills	1.60%	07/19/2018	250,000	248,452,223
U.S. Treasury Bills	1.61%	07/19/2018	625,000	621,112,083
U.S. Treasury Bills	1.63%	07/26/2018	480,000	476,834,601
U.S. Treasury Bills	1.64%	08/02/2018	500,000	496,523,877
U.S. Treasury Bills	1.86%	08/30/2018	530,000	525,118,986
U.S. Treasury Bills	1.87%	08/30/2018	500,000	495,374,166
				9,443,741,054

U.S. Treasury Notes–15.44%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.83%	07/31/2018	429,240	429,239,586
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.82%	10/31/2018	695,000	694,946,742
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.79%	01/31/2019	550,000	550,115,929
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.72%	04/30/2019	1,282,000	1,282,077,118
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.71%	07/31/2019	800,000	799,996,787
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	1.70%	10/31/2019	340,000	340,072,832
				4,096,448,994
Total U.S. Treasury Securities (Cost $13,540,190,048)				13,540,190,048
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–51.04% (Cost $13,540,190,048)				13,540,190,048

			Repurchase Amount
Repurchase Agreements–60.59%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2018, maturing value of $800,030,222 (collateralized by U.S. Treasury obligations valued at $816,000,089; 1.00%-3.13%; 08/31/2018-05/15/2047)	1.36%	03/01/2018	800,030,222	800,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Montreal, joint term agreement dated 02/08/2018, aggregate maturing value of $500,656,250 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0%-3.75%; 03/15/2018-11/15/2047)(d)	1.35%	03/15/2018	$220,288,750	$220,000,000
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $1,250,047,222 (collateralized by U.S. Treasury obligations valued at $1,275,000,002; 0.13%-6.88%; 03/15/2018-05/15/2046)	1.36%	03/01/2018	1,250,047,222	1,250,000,000
CIBC World Markets Corp., agreement dated 02/28/2018, maturing value of $1,000,037,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,109; 1.38%-4.63%; 04/30/2020-11/15/2046)	1.36%	03/01/2018	1,000,037,778	1,000,000,000
Citigroup Global Markets, Inc., term agreement dated 02/22/2018, maturing value of $500,129,306 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%-4.25%; 05/15/2018-11/15/2047)(d)	1.33%	03/01/2018	500,129,306	500,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 02/23/2018, maturing value of $400,105,000 (collateralized by U.S. Treasury obligations valued at $408,000,089; 0.75%-3.13%; 10/31/2018-08/15/2044)(d)	1.35%	03/02/2018	400,105,000	400,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 02/27/2018, maturing value of $500,131,250 (collateralized by U.S. Treasury Obligations valued at $510,000,022; 0%-2.50%; 05/31/2018-01/31/2025)(d)	1.35%	03/06/2018	500,131,250	500,000,000
DNB Bank ASA, agreement dated 02/28/2018, maturing value of $1,100,041,861 (collateralized by U.S. Treasury obligations valued at $1,122,000,043; 1.50%-2.50%; 08/31/2018-11/15/2024)	1.37%	03/01/2018	1,100,041,861	1,100,000,000
Fixed Income Clearing Corp. — Bank of New York Mellon (The), agreement dated 02/28/2018, maturing value of $400,015,222 (collateralized by U.S. Treasury obligations valued at $408,000,094; 1.38%-2.25%; 06/30/2023-05/15/2025)	1.37%	03/01/2018	400,015,222	400,000,000
HSBC Securities (USA) Inc., term agreement dated 02/27/2018, maturing value of $400,105,000 (collateralized by U.S. Treasury Obligations valued at $408,003,950; 0.13%; 04/15/2020-04/15/2021)(d)	1.35%	03/06/2018	400,105,000	400,000,000
ING Financial Markets, LLC, term agreement dated 02/23/2018, maturing value of $100,026,056 (collateralized by U.S. Treasury obligations valued at $102,000,037; 0.50%-4.38%; 06/30/2019-11/15/2047)(d)	1.34%	03/02/2018	100,026,056	100,000,000
J.P. Morgan Securities LLC, agreement dated 02/28/2018, maturing value of $250,009,444 (collateralized by U.S. Treasury obligations valued at $255,003,742; 1.50%-2.00%; 05/31/2020-02/15/2022)	1.36%	03/01/2018	250,009,444	250,000,000
Lloyds Bank PLC, joint term agreement dated 01/17/2018, aggregate maturing value of $501,286,250 (collateralized by U.S. Treasury obligations valued at $506,502,144; 1.00%-7.63%; 11/30/2019-02/15/2026)	1.47%	03/22/2018	210,540,225	210,000,000
Lloyds Bank PLC, joint term agreement dated 02/23/2018, aggregate maturing value of $500,575,556 (collateralized by U.S. Treasury obligations valued at $509,956,295; 0.88%-7.50%; 07/15/2018-11/15/2024)	1.48%	03/26/2018	205,235,978	205,000,000
Lloyds Bank PLC, term agreement dated 02/16/2018, maturing value of $250,287,778 (collateralized by U.S. Treasury obligations valued at $255,090,769; 1.50%-2.13%; 05/31/2020-11/15/2022)	1.48%	03/20/2018	250,287,778	250,000,000
Lloyds Bank PLC, term agreement dated 02/20/2018, maturing value of $300,357,667 (collateralized by U.S. Treasury obligations valued at $305,996,254; 1.75%-2.63%; 10/31/2020-08/15/2025)	1.48%	03/22/2018	300,357,667	300,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 02/28/2018, maturing value of $150,005,708 (collateralized by a U.S. Treasury obligation valued at $153,000,074; 1.63%; 11/15/2022)	1.37%	03/01/2018	150,005,708	150,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/28/2018, aggregate maturing value of $1,200,334,267 (collateralized by U.S. Treasury obligations valued at $1,233,979,365; 0%-4.50%; 03/29/2018-02/15/2043)(d)	1.39%	03/07/2018	510,139,930	510,002,087
Mitsubishi UFJ Trust and Banking Corp., joint term agreement dated 02/28/2018, aggregate maturing value of $2,308,440,738 (collateralized by U.S. Treasury obligations valued at $2,358,620,162; 1.63%-2.25%; 08/31/2022-02/15/2027)(d)	1.40%	03/07/2018	941,818,814	941,562,500
National Australia Bank Ltd., joint term agreement dated 02/27/2018, aggregate maturing value of $500,133,194 (collateralized by U.S. Treasury obligations valued at $509,532,574; 0.13%-2.13%; 04/15/2019-11/30/2023)(d)	1.37%	03/06/2018	250,066,597	250,000,000
Natixis, agreement dated 02/28/2018, maturing value of $750,028,333 (collateralized by U.S. Treasury obligations valued at $765,000,038; 0%—8.50%; 04/15/2018—08/15/2047)	1.36%	03/01/2018	750,028,333	750,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Natixis, term agreement dated 02/23/2018, maturing value of $500,130,278 (collateralized by U.S. Treasury obligations valued at $510,000,040; 0%-8.75%; 04/15/2018-08/15/2047)(d)	1.34%	03/02/2018	$500,130,278	$500,000,000
Natixis, term agreement dated 02/28/2018, maturing value of $750,201,250 (collateralized by U.S. Treasury obligations valued at $765,000,007; 0.13%-8.75%; 05/31/2018-05/15/2045)(d)	1.38%	03/07/2018	750,201,250	750,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2018, maturing value of $313,663,122 (collateralized by U.S. Treasury obligations valued at $321,638,491; 0%-2.50%; 11/15/2025-02/15/2045)	1.42%	03/01/2018	313,663,122	313,650,750
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2018, maturing value of $113,191,965 (collateralized by U.S. Treasury obligations valued at $116,584,000; 0%; 08/15/2033-02/15/2045)	1.42%	03/01/2018	113,191,965	113,187,500
Royal Bank of Canada, agreement dated 02/28/2018, maturing value of $50,001,889 (collateralized by a U.S. Treasury obligation valued at $51,000,055; 1.13%; 02/28/2021)	1.36%	03/01/2018	50,001,889	50,000,000
Royal Bank of Canada, term agreement dated 02/09/2018, maturing value of $751,161,667 (collateralized by U.S. Treasury obligations valued at $765,000,045; 0.13%-7.63%; 04/15/2019-05/15/2046)(d)	1.36%	03/22/2018	751,161,667	750,000,000
Societe Generale, open agreement dated 04/27/2017 (collateralized by U.S. Treasury Obligations valued at $1,020,000,025; 0%-7.63%; 03/29/2018-02/15/2048)(e)	1.32%	—	—	1,000,000,000
Societe Generale, term agreement dated 01/19/2018, maturing value of $200,482,222 (collateralized by U.S. Treasury obligations valued at $204,000,031; 0%-3.13%; 07/12/2018-02/15/2048)	1.40%	03/22/2018	200,482,222	200,000,000
Societe Generale, term agreement dated 02/22/2018, maturing value of $100,026,444 (collateralized by U.S. Treasury obligations valued at $102,000,096; 0%-7.63%; 03/29/2018-05/15/2047)(d)	1.36%	03/01/2018	100,026,444	100,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $1,000,038,056 (collateralized by U.S. Treasury obligations valued at $1,020,099,558; 3.63%; 02/15/2020)	1.37%	03/01/2018	546,072,192	546,051,411
TD Securities (USA) LLC, agreement dated 02/28/2018, maturing value of $500,018,750 (collateralized by U.S. Treasury obligations valued at $510,000,055; 0%-4.75%; 03/01/2018-08/15/2047)	1.35%	03/01/2018	500,018,750	500,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2018, maturing value of $565,021,188 (collateralized by U.S. Treasury obligations valued at $576,300,016; 0%-2.75%; 06/28/2018-02/28/2025)	1.35%	03/01/2018	565,021,188	565,000,000
Wells Fargo Securities, LLC, term agreement dated 02/23/2018, maturing value of $200,052,111 (collateralized by U.S. Treasury obligations valued at $204,000,092; 0.13%-9.13%; 05/15/2018-05/15/2044)(d)	1.34%	03/02/2018	200,052,111	200,000,000
Total Repurchase Agreements (Cost $16,074,454,248)				16,074,454,248
TOTAL INVESTMENTS IN SECURITIES(f)–111.63% (Cost $29,614,644,296)				29,614,644,296
OTHER ASSETS LESS LIABILITIES–(11.63)%				(3,085,939,665)
NET ASSETS–100.00%				$26,528,704,631

Notes to Schedule of Investments:

(a)	Securities traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	44.6%
8-30	14.7
31-60	5.3
61-90	2.9
91-180	14.9
181+	17.6

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–34.70%
Federal Farm Credit Bank (FFCB)–2.81%
Unsec. Bonds (1 mo. USD LIBOR + 0.12%)(a)	1.71%	03/21/2018	$20,000	$20,000,503
Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(a)	1.52%	12/04/2019	125,000	124,994,253
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.51%	12/16/2019	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.52%	09/25/2019	110,000	109,990,654
Unsec. Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.46%	12/06/2018	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.45%	04/11/2019	75,000	75,000,000
Unsec. Bonds (3 mo. USD LIBOR)(a)	1.80%	05/09/2018	9,500	9,503,327
Unsec. Bonds (3 mo. USD LIBOR - 0.03%)(a)	1.46%	03/02/2018	40,000	40,000,179
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.53%	08/28/2019	145,000	144,978,793
				744,467,709

Federal Home Loan Bank (FHLB)–29.28%
Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(a)	1.53%	09/18/2019	50,000	50,016,548
Unsec. Bonds (1 mo. USD LIBOR - 0.07%)(a)	1.52%	02/15/2019	280,000	280,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.07%)(a)	1.52%	02/19/2019	75,000	75,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.57%	02/28/2019	235,000	235,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.50%	03/06/2019	246,000	246,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.52%	08/22/2019	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.49%	01/11/2019	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	01/14/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.53%	01/25/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	05/17/2019	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	06/06/2019	150,000	150,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	06/14/2019	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	07/17/2019	72,000	72,001,467
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	08/14/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(a)	1.49%	12/21/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(a)	1.49%	04/18/2019	85,000	85,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.52%	07/26/2018	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.47%	08/01/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.49%	04/22/2019	285,000	285,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.47%	12/14/2018	404,000	404,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	10/10/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.49%	10/26/2018	193,000	193,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	11/05/2018	115,000	115,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	11/09/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.46%	11/15/2018	220,000	220,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.44%	07/03/2018	300,000	300,000,044
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.45%	10/12/2018	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.46%	10/19/2018	200,000	200,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.17%)(a)	1.34%	03/06/2018	225,000	225,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.17%)(a)	1.37%	03/09/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.18%)(a)	1.43%	03/19/2018	145,000	145,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.39%	03/19/2018	175,000	175,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.39%	03/19/2018	$100,000	$100,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.26%)(a)	1.45%	04/12/2018	220,000	220,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.26%)(a)	1.46%	04/13/2018	225,000	224,999,928
Unsec. Bonds (3 mo. USD LIBOR - 0.27%)(a)	1.48%	04/20/2018	86,000	85,999,083
Unsec. Bonds (3 mo. USD LIBOR - 0.27%)(a)	1.47%	04/23/2018	140,000	139,998,964
Unsec. Bonds (3 mo. USD LIBOR - 0.31%)(a)	1.53%	08/15/2018	58,000	57,990,091
Unsec. Bonds (3 mo. USD LIBOR - 0.35%)(a)	1.44%	05/08/2018	230,000	230,000,349
Unsec. Disc. Notes(b)	1.40%	03/16/2018	45,267	45,240,594
Unsec. Disc. Notes(b)	1.59%	04/13/2018	10,800	10,779,489
Unsec. Disc. Notes(b)	1.59%	04/17/2018	50,000	49,896,209
Unsec. Disc. Notes(b)	1.60%	04/18/2018	51,400	51,290,960
Unsec. Disc. Notes(b)	1.60%	04/20/2018	33,300	33,226,024
Unsec. Disc. Notes(b)	1.61%	04/25/2018	100,000	99,755,097
Unsec. Global Bonds (1 mo. USD LIBOR - 0.05%)(a)	1.53%	07/12/2018	200,000	200,026,232
Unsec. Global Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.50%	03/01/2019	165,000	165,002,873
Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	06/14/2019	30,000	30,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.49%	07/08/2019	150,000	150,009,428
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.47%	12/21/2018	150,000	150,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.47%	11/19/2018	120,000	120,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.48%	04/06/2018	136,000	136,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.35%)(a)	1.45%	05/09/2018	100,000	100,000,000
				7,750,233,380

Federal Home Loan Mortgage Corp. (FHLMC)–0.79%
Unsec. Disc. Notes(b)	1.38%	03/19/2018	160,000	159,889,600
Unsec. Medium-Term Notes (1 mo. USD LIBOR - 0.10%)(a)	1.48%	08/08/2019	50,000	50,000,000
				209,889,600

Federal National Mortgage Association (FNMA)–0.49%
Unsec. Disc. Notes(b)	1.38%	03/14/2018	130,000	129,935,217

Overseas Private Investment Corp. (OPIC)–1.33%
Sec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	11/15/2028	97,727	97,727,273
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	06/15/2025	24,000	24,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	09/15/2020	116,000	116,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	07/15/2025	39,167	39,166,667
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.70%	05/15/2030	10,452	10,452,000
Unsec. Gtd. VRD COP Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.62%	07/09/2026	43,350	43,350,000
				350,695,940
Total U.S. Government Sponsored Agency Securities (Cost $9,185,221,846)				9,185,221,846

U.S. Treasury Securities–21.74%
U.S. Treasury Bills–20.11%(b)
U.S. Treasury Bills	1.14%	03/15/2018	350,000	349,845,378
U.S. Treasury Bills	1.32%	03/15/2018	160,000	159,917,866
U.S. Treasury Bills	1.38%	03/15/2018	687,000	686,632,127
U.S. Treasury Bills	1.39%	03/15/2018	120,000	119,935,367
U.S. Treasury Bills	1.35%	03/22/2018	150,000	149,881,787
U.S. Treasury Bills	1.36%	03/22/2018	250,000	249,801,615

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–(continued)
U.S. Treasury Bills	1.50%	03/29/2018	$600,000	$599,302,332
U.S. Treasury Bills	1.43%	04/05/2018	178,000	177,753,396
U.S. Treasury Bills	1.46%	04/05/2018	210,000	209,703,720
U.S. Treasury Bills	1.23%	04/12/2018	400,000	399,430,667
U.S. Treasury Bills	1.64%	05/24/2018	335,000	333,721,974
U.S. Treasury Bills	1.59%	07/12/2018	400,000	397,666,958
U.S. Treasury Bills	1.60%	07/19/2018	125,000	124,226,111
U.S. Treasury Bills	1.61%	07/19/2018	375,000	372,667,639
U.S. Treasury Bills	1.63%	07/26/2018	300,000	298,021,626
U.S. Treasury Bills	1.64%	08/02/2018	400,000	397,219,038
U.S. Treasury Bills	1.85%	08/30/2018	300,000	297,235,875
				5,322,963,476

U.S. Treasury Notes–1.63%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(a)	1.65%	01/31/2020	60,000	59,998,850
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(a)	1.71%	07/31/2019	370,000	370,015,134
				430,013,984
Total U.S. Treasury Securities (Cost $5,752,977,460)				5,752,977,460
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements) (Cost $14,938,199,306)				14,938,199,306

			Repurchase Amount
Repurchase Agreements–47.00%(d)
ABN AMRO Bank N.V., agreement dated 02/28/2018, maturing value of $700,026,833 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $714,000,032; 1.25%-6.50%; 10/31/2018-12/01/2047)	1.38%	03/01/2018	700,026,833	700,000,000
Bank of Montreal, joint term agreement dated 02/08/2018, aggregate maturing value of $500,656,250 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0%-3.75%; 03/15/2018-11/15/2047)(e)	1.35%	03/15/2018	220,288,750	220,000,000
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $200,007,667 (collateralized by U.S. government sponsored agency obligations valued at $204,000,000; 2.65%-4.50%; 05/01/2035-09/01/2047)	1.38%	03/01/2018	200,007,667	200,000,000
CIBC World Markets Corp., agreement dated 02/28/2018, maturing value of $1,075,041,208 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,096,500,092; 1.38%-5.50%; 04/30/2020-01/01/2048)	1.38%	03/01/2018	1,075,041,208	1,075,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2018, aggregate maturing value of $400,015,111 (collateralized by U.S. Treasury obligations valued at $408,000,000; 0%; 11/15/2018-08/15/2045)	1.36%	03/01/2018	200,007,556	200,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/22/2018, aggregate maturing value of $250,066,111 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $255,000,007; 1.50%-3.50%; 05/31/2020-08/01/2047)(e)	1.36%	03/01/2018	135,035,700	135,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2018, aggregate maturing value of $500,133,194 (collateralized by U.S. government sponsored agency obligations valued at $510,000,000; 3.00%-5.00%; 04/01/2027-03/01/2048)(e)	1.37%	03/02/2018	250,066,597	250,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 02/27/2018, maturing value of $250,066,111 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $255,000,062; 1.88%-3.50%; 08/31/2022-02/01/2048)(e)	1.36%	03/06/2018	250,066,111	250,000,000
DNB Bank ASA, agreement dated 02/28/2018, maturing value of $300,011,417 (collateralized by U.S. Treasury obligations valued at $306,000,088; 0.13%-1.88%; 06/15/2020-05/31/2022)	1.37%	03/01/2018	300,011,417	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. — Bank of New York Mellon (The), agreement dated 02/28/2018, maturing value of $400,015,222 (collateralized by U.S. Treasury obligations valued at $408,000,078; 2.00%-3.00%; 02/15/2022-05/15/2047)	1.37%	03/01/2018	$400,015,222	$400,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2018, aggregate maturing value of $100,003,833 (collateralized by domestic agency mortgage-backed securities valued at $102,000,000; 2.50%-4.50%; 09/01/2018-02/01/2048)	1.38%	03/01/2018	60,002,300	60,000,000
ING Financial Markets, LLC, joint term agreement dated 02/23/2018, aggregate maturing value of $250,066,111 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.00%-5.50%; 02/01/2021-01/01/2048)(e)	1.36%	03/02/2018	85,022,478	85,000,000
ING Financial Markets, LLC, joint term agreement dated 12/14/2017, maturing value of $376,429,167 (collateralized by U.S. government sponsored agency obligations valued at $382,500,001; 2.00%-5.50%; 04/01/2020-02/01/2048)	1.40%	03/22/2018	306,162,389	305,000,000
ING Financial Markets, LLC, term agreement dated 12/15/2017, maturing value of $75,285,833 (collateralized by domestic agency mortgage-backed securities valued at $76,500,000; 1.70%-4.50%; 10/01/2027-02/01/2048)	1.40%	03/23/2018	75,285,833	75,000,000
Lloyds Bank PLC, joint term agreement dated 01/17/2018, aggregate maturing value of $501,286,250 (collateralized by U.S. Treasury obligations valued at $506,502,144; 1.00%-7.63%; 11/30/2019-02/15/2026)	1.47%	03/22/2018	225,578,813	225,000,000
Lloyds Bank PLC, joint term agreement dated 02/23/2018, aggregate maturing value of $500,575,556 (collateralized by U.S. Treasury obligations valued at $509,956,295; 0.88%-7.50%; 07/15/2018-11/15/2024)	1.48%	03/26/2018	225,259,000	225,000,000
Lloyds Bank PLC, joint term agreement dated 12/04/2017, aggregate maturing value of $501,794,722 (collateralized by U.S. Treasury obligations valued at $513,607,959; 1.38%-6.13%; 06/30/2020-11/15/2027)	1.42%	03/05/2018	361,292,200	360,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/28/2018, aggregate maturing value of $1,200,334,267 (collateralized by U.S. Treasury obligations valued at $1,233,979,365; 0%-4.50%; 03/29/2018-02/15/2043)(e)	1.39%	03/07/2018	500,136,264	500,001,125
Mitsubishi UFJ Trust and Banking Corp., joint term agreement dated 02/28/2018, aggregate maturing value of $2,308,440,738 (collateralized by U.S. Treasury obligations valued at $2,358,620,162; 1.63%-2.25%; 08/31/2022-02/15/2027)(e)	1.40%	03/07/2018	1,074,729,986	1,074,437,500
National Australia Bank Ltd., joint term agreement dated 02/27/2018, aggregate maturing value of $500,133,194 (collateralized by U.S. Treasury obligations valued at $509,532,574; 0.13%-2.13%; 04/15/2019-11/30/2023)(e)	1.37%	03/06/2018	250,066,597	250,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2018, maturing value of $365,536,918 (collateralized by U.S. Treasury obligations valued at $375,976,160; 0%; 02/15/2026-05/15/2045)	1.42%	03/01/2018	365,539,918	365,522,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2018, maturing value of $60,377,381 (collateralized by U.S. Treasury obligations valued at $61,868,000; 0%; 08/15/2033)	1.42%	03/01/2018	60,377,381	60,375,000
RBC Capital Markets LLC, joint term agreement dated 02/28/2018, aggregate maturing value of $1,000,000,000 (collateralized by U.S. government sponsored agency obligations valued at $1,020,000,000; 0%-7.50%; 03/25/2018-11/25/2057)(a)(e)	1.42%	04/30/2018	590,000,000	590,000,000
Royal Bank of Canada, joint term agreement dated 02/08/2018, aggregate maturing value of $1,101,339,556 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,122,000,000; 1.88%-7.00%; 01/31/2022-11/15/2057)(e)	1.37%	03/12/2018	891,083,822	890,000,000
Royal Bank of Canada, term agreement dated 02/23/2018, maturing value of $75,019,833 (collateralized by domestic agency mortgage-backed securities valued at $76,500,000; 3.50%-4.50%; 02/01/2029-01/01/2048)(e)	1.36%	03/02/2018	75,019,833	75,000,000
Societe Generale, joint open agreement dated 04/27/2017 (collateralized by U.S. Government sponsered agency obligations and U.S. Treasury obligations valued at $1,530,000,152; 0%-7.63%; 03/29/2018-11/20/2064)(f)	1.34%	—	—	1,115,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $1,000,038,056 (collateralized by U.S. Treasury obligations valued at $1,020,099,558; 3.63%; 02/15/2020)	1.37%	03/01/2018	453,965,864	453,948,589

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	$1,274,728,301	$1,274,679,084
Wells Fargo Securities, LLC, joint agreement dated 02/28/2018, aggregate maturing value of $760,028,922 (collateralized by U.S. government sponsored agency obligations valued at $775,200,000; 4.00%; 07/01/2047-03/01/2048)	1.37%	03/01/2018	725,027,590	725,000,000
Total Repurchase Agreements (Cost $12,438,963,798)				12,438,963,798
TOTAL INVESTMENTS IN SECURITIES(g)–103.44% (Cost $27,377,163,104)				27,377,163,104
OTHER ASSETS LESS LIABILITIES–(3.44)%				(910,581,357)
NET ASSETS–100.00%				$26,466,581,747

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
LIBOR	– London Interbank Offered Rate
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amounts and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	44.7%
8-30	14.7
31-60	6.7
61-90	2.5
91-180	8.9
181+	22.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–110.23%
U.S. Treasury Bills–88.61%(a)
U.S. Treasury Bills	1.15%	03/01/2018	$75,000	$75,000,000
U.S. Treasury Bills	1.16%	03/01/2018	65,400	65,400,000
U.S. Treasury Bills	1.23%	03/08/2018	5,000	4,998,809
U.S. Treasury Bills	1.28%	03/08/2018	40,700	40,690,040
U.S. Treasury Bills	1.29%	03/08/2018	3,900	3,899,022
U.S. Treasury Bills	1.14%	03/15/2018	18,900	18,891,651
U.S. Treasury Bills	1.31%	03/15/2018	3,300	3,298,325
U.S. Treasury Bills	1.32%	03/15/2018	5,000	4,997,433
U.S. Treasury Bills	1.38%	03/15/2018	123,000	122,933,990
U.S. Treasury Bills	1.36%	03/22/2018	160,800	160,672,463
U.S. Treasury Bills	1.37%	03/22/2018	24,800	24,780,181
U.S. Treasury Bills	1.18%	03/29/2018	9,309	9,300,529
U.S. Treasury Bills	1.50%	03/29/2018	100,000	99,883,722
U.S. Treasury Bills	1.20%	04/05/2018	10,000	9,988,431
U.S. Treasury Bills	1.31%	04/05/2018	600	599,236
U.S. Treasury Bills	1.43%	04/05/2018	26,000	25,963,979
U.S. Treasury Bills	1.46%	04/05/2018	39,500	39,444,269
U.S. Treasury Bills	1.23%	04/12/2018	10,000	9,985,766
U.S. Treasury Bills	1.44%	04/12/2018	15,000	14,974,975
U.S. Treasury Bills	1.48%	04/12/2018	17,400	17,369,936
U.S. Treasury Bills	1.51%	04/12/2018	32,100	32,043,432
U.S. Treasury Bills	1.56%	04/12/2018	100,000	99,818,000
U.S. Treasury Bills	1.25%	04/19/2018	10,000	9,983,122
U.S. Treasury Bills	1.41%	04/19/2018	8,700	8,683,363
U.S. Treasury Bills	1.46%	04/19/2018	10,000	9,980,223
U.S. Treasury Bills	1.48%	04/19/2018	15,000	14,969,885
U.S. Treasury Bills	1.44%	04/26/2018	30,000	29,933,267
U.S. Treasury Bills	1.51%	05/10/2018	30,000	29,912,500
U.S. Treasury Bills	1.55%	05/10/2018	20,000	19,940,111
U.S. Treasury Bills	1.64%	05/24/2018	20,000	19,923,700
U.S. Treasury Bills	1.65%	05/31/2018	30,000	29,875,633
U.S. Treasury Bills	1.54%	06/28/2018	30,000	29,848,275
U.S. Treasury Bills	1.59%	07/12/2018	40,000	39,767,065
U.S. Treasury Bills	1.61%	07/19/2018	40,000	39,751,111
U.S. Treasury Bills	1.61%	07/26/2018	10,000	9,934,830
U.S. Treasury Bills	1.63%	07/26/2018	15,000	14,901,081
U.S. Treasury Bills	1.64%	08/02/2018	15,000	14,895,729
U.S. Treasury Bills	1.83%	08/30/2018	10,000	9,907,863
				1,217,141,947

U.S. Treasury Notes–21.62%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	1.84%	04/30/2018	40,000	40,019,016
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.83%	07/31/2018	53,000	53,004,957
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.82%	10/31/2018	35,000	35,000,667

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.79%	01/31/2019	$49,000	$49,009,376
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.72%	04/30/2019	38,000	38,003,128
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.71%	07/31/2019	19,000	18,999,279
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	1.70%	10/31/2019	47,000	47,005,869
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	1.65%	01/31/2020	16,000	15,997,955
				297,040,247
TOTAL INVESTMENTS IN SECURITES–110.23% (Cost $1,514,182,194)				1,514,182,194
OTHER ASSETS LESS LIABILITIES–(10.23)%				(140,545,490)
NET ASSETS–100.00%				$1,373,636,704

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	9.3%
8-30	32.6
31-60	21.4
61-90	7.3
91-180	15.3
181+	14.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.89%
Alabama–4.19%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	1.09%	07/01/2040	$8,405	$8,405,000

Arizona–1.80%
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	1.09%	06/15/2031	1,975	1,975,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	1.09%	06/15/2031	1,640	1,640,000
				3,615,000

California–3.43%
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.97%	05/01/2034	4,170	4,170,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	1.03%	08/01/2042	2,700	2,700,000
				6,870,000

Colorado–0.82%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	02/01/2031	908	908,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	07/01/2034	735	735,000
				1,643,000

Delaware–2.04%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.11%	09/01/2036	3,085	3,085,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.09%	05/01/2036	1,005	1,005,000
				4,090,000

District of Columbia–1.50%
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)	1.09%	10/01/2039	3,000	3,000,000

Florida–5.96%
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(a)(b)	1.09%	10/01/2050	3,800	3,800,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.15%	11/01/2036	2,445	2,445,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.12%	07/01/2032	1,735	1,735,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(a)(b)	1.13%	11/01/2038	3,960	3,960,000
				11,940,000

Georgia–5.14%
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	1.01%	09/01/2035	4,190	4,190,000
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.07%	01/01/2030	2,000	2,000,000
Series 2010 A, Ref. VRD PCR (LOC–Bank of Montreal)(a)(b)	1.12%	01/01/2036	3,000	3,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	09/01/2020	1,100	1,100,000
				10,290,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–4.16%
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	1.17%	08/01/2030	$3,400	$3,400,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	1.05%	12/01/2046	4,935	4,935,000
				8,335,000

Indiana–8.09%
Huntington (City of) (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	08/01/2037	5,240	5,240,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	1.23%	06/01/2035	7,385	7,385,000
Purdue University; Series 2011 A, VRD COP(a)	1.04%	07/01/2035	3,082	3,081,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.09%	10/01/2019	500	500,000
				16,206,500

Louisiana–1.52%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	1.07%	07/01/2047	1,490	1,490,000
New Orleans (Port of) Board of Commissioners; Series 2010, Ref. VRD Subordinate Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.12%	06/01/2034	625	625,000
St. James (Parish of) (NuStar Logistics, L.P.); Series 2010 B, VRD RB (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)	1.13%	12/01/2040	930	930,000
				3,045,000

Massachusetts–1.72%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	1.10%	10/01/2038	1,650	1,650,000
Massachusetts (State of); Series 2017 B, Limited Tax GO RAN	2.00%	05/21/2018	1,800	1,804,523
				3,454,523

Michigan–1.16%
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	1.10%	01/15/2026	445	445,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.10%	03/01/2031	1,885	1,885,000
				2,330,000

Minnesota–4.47%
Burnsville (City of) (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	1.17%	10/15/2033	1,175	1,175,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	1.18%	11/15/2031	3,465	3,465,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	1.07%	11/01/2035	4,180	4,180,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	1.07%	10/01/2033	138	138,000
				8,958,000

Mississippi–3.94%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	1.15%	12/01/2030	150	150,000
Series 2010 C, VRD Gulf Opportunity Zone IDR(a)	1.09%	12/01/2030	2,035	2,035,000
Series 2010 E, VRD Gulf Opportunity Zone IDR(a)	1.09%	12/01/2030	5,700	5,700,000
				7,885,000

Missouri–3.11%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	1.09%	11/01/2037	525	525,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	1.10%	08/01/2038	1,245	1,245,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(b)	1.14%	02/01/2031	$3,860	$3,860,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	1.19%	12/01/2019	595	595,000
				6,225,000

Nevada–2.02%
Truckee Meadows Water Authority; Series 2006 B, Commercial Paper Notes (LOC–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(b)	1.25%	05/15/2018	4,050	4,050,000

New York–7.90%
Metropolitan Transportation Authority;
Subseries 2005 D-1, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(b)	1.13%	11/01/2035	4,980	4,980,000
Subseries 2005 D-2, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(b)	1.11%	11/01/2035	3,290	3,290,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC–Mizuho Bank, Ltd.)(a)(b)	1.07%	05/01/2039	2,000	2,000,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)	1.18%	05/01/2050	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	1.17%	11/01/2049	4,550	4,550,000
				15,820,000

North Carolina–0.90%
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC–TD Bank, N.A.)(a)(b)(c)	1.05%	05/01/2036	1,800	1,800,000

Oregon–1.72%
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	1.12%	08/01/2034	3,450	3,450,000

Pennsylvania–4.05%
Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(a)(b)	1.11%	11/01/2039	422	422,000
Derry (Township of) Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N. A.)(a)(b)	1.10%	11/01/2030	500	500,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	1.09%	03/01/2030	2,795	2,795,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.11%	10/15/2025	1,370	1,370,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	1.10%	09/01/2028	1,886	1,886,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	1.09%	11/01/2029	600	600,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(b)	1.10%	07/01/2027	550	550,000
				8,123,000

Texas–13.64%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	1.11%	08/01/2035	6,405	6,405,000
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(a)	1.10%	11/01/2041	1,300	1,300,000
Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.12%	02/15/2042	635	635,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	1.09%	01/01/2049	4,215	4,215,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.09%	04/01/2026	2,722	2,722,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	1.09%	05/01/2042	2,150	2,150,000
Texas (State of); Series 2017, TRAN	4.00%	08/30/2018	5,700	5,786,681
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.98%	08/01/2025	4,120	4,120,000
				27,333,681

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–3.25%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)	1.13%	11/01/2024	$3,612	$3,612,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	1.15%	04/01/2042	2,900	2,900,000
				6,512,000

Virginia–2.99%
Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	1.10%	08/01/2037	2,500	2,500,000
University of Virginia; Series 2018 A, Commercial Paper Notes	1.12%	03/08/2018	3,500	3,500,000
				6,000,000

Washington–2.10%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	1.13%	09/01/2049	4,200	4,200,000

West Virginia–2.09%
Cabell (County of) (Provident Group — Marshall Properties LLC — Marshall University); Series 2010 A, VRD University Facilities RB (LOC–Bank of America, N.A.)(a)(b)	1.15%	07/01/2039	1,050	1,050,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	1.12%	01/01/2034	3,130	3,130,000
				4,180,000

Wisconsin–3.18%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	1.11%	10/01/2042	4,220	4,220,000
Milwaukee (City of); Series 2017 M-11, School RAN	5.00%	09/27/2018	2,100	2,147,828
				6,367,828

Wyoming–2.00%
Lincoln (County of) (ExxonMobil); Series 2014, Ref. VRD PCR(a)	1.14%	10/01/2044	4,000	4,000,000
TOTAL INVESTMENTS IN SECURITIES(e)(f)–98.89% (Cost $198,128,532)				198,128,532
OTHER ASSETS LESS LIABILITIES–1.11%				2,218,294
NET ASSETS–100.00%				$200,346,826

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(d)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2018 represented 1.70% of the Fund’s Net Assets.
(e)	Also represents cost for federal income tax purposes.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Federal Home Loan Bank	5.4%

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	91.2%
8-30	1.8
31-60	—
61-90	3.0
91-180	—
181+	4.0

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Assets:
Investments in securities, at value	$1,909,330,734	$289,991,202	$13,540,190,048	$14,938,199,306	$1,514,182,194	$198,128,532
Repurchase agreements	669,390,695	131,158,323	16,074,454,248	12,438,963,798	—	—
Receivable for:
Investments sold	—	—	—	—	—	2,005,054
Interest	1,213,123	169,887	6,559,557	12,936,490	398,418	334,292
Fund expenses absorbed	—	—	192,515	65,153	20,469	5,441
Investment for trustee deferred compensation and retirement plans	3,820,079	1,063,222	2,266,349	1,031,485	131,441	378,349
Other assets	40,994	179,475	118,329	422,732	52,131	73,560
Total assets	2,583,795,625	422,562,109	29,623,781,046	27,391,618,964	1,514,784,653	200,925,228

Liabilities:
Payable for:
Investments purchased	—	—	3,060,086,427	896,538,207	139,667,218	—
Amount due custodian	—	—	6,512,475	927,423	6,660	—
Dividends	3,053,548	453,959	24,912,470	25,692,274	1,264,683	116,102
Accrued fees to affiliates	34,807	2,535	684,843	572,024	31,362	15,740
Accrued trustees’ and officer’s fees and benefits	3,986	4,082	52,471	56,456	6,003	4,238
Accrued operating expenses	102,202	37,920	210,418	20,051	25,744	23,275
Trustee deferred compensation and retirement plans	4,294,659	1,181,861	2,617,311	1,230,782	146,279	419,048
Total liabilities	7,489,202	1,680,357	3,095,076,415	925,037,217	141,147,949	578,403
Net assets applicable to shares outstanding	$2,576,306,423	$420,881,752	$26,528,704,631	$26,466,581,747	$1,373,636,704	$200,346,825

Net assets consist of:
Shares of beneficial interest	$2,576,230,027	$420,112,540	$26,528,016,990	$26,466,509,242	$1,373,702,289	$200,509,685
Undistributed net investment income	125,723	768,843	445,995	208,988	(12,543)	(104,955)
Undistributed net realized gain (loss)	8,085	1,942	241,646	(136,483)	(53,042)	(57,905)
Net unrealized appreciation (depreciation)	(57,412)	(1,573)	—	—	—	—
	$2,576,306,423	$420,881,752	$26,528,704,631	$26,466,581,747	$1,373,636,704	$200,346,825
Cost of Investments	$2,578,778,842	$421,151,098	$29,614,644,296	$27,377,163,104	$1,514,182,194	$198,128,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

February 28, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$2,545,619,200	$416,671,336	$24,044,592,088	$25,046,080,286	$1,328,658,137	$112,865,021
Private Investment Class	$6,410,598	$1,862,844	$630,268,529	$393,539,939	$1,259,294	$37,329,458
Personal Investment Class	$11,224	$612,548	$150,315,301	$8,429,471	$70,230	$10,004
Cash Management Class	$14,111,801	$1,061,449	$469,528,618	$265,460,441	$1,617,958	$24,123,366
Reserve Class	$776,448	$468,867	$283,039,048	$324,550,598	$41,926,357	$17,381,439
Resource Class	$1,061,004	$184,485	$582,365,227	$234,625,399	$94,604	$8,627,532
Corporate Class	$8,316,148	$20,223	$368,595,820	$193,895,613	$10,124	$10,005

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,545,292,041	416,671,862	24,043,288,291	25,045,904,613	1,328,666,526	112,850,643
Private Investment Class	6,409,785	1,862,847	630,235,060	393,537,172	1,259,260	37,324,700
Personal Investment Class	11,223	612,549	150,307,355	8,429,412	70,229	10,003
Cash Management Class	14,110,000	1,061,451	469,502,604	265,458,683	1,617,970	24,120,300
Reserve Class	776,345	468,868	283,024,039	324,548,299	41,926,649	17,379,371
Resource Class	1,060,868	184,485	582,334,204	234,623,690	94,604	8,626,218
Corporate Class	8,315,087	20,224	368,576,267	193,894,082	10,124	10,005
Net asset value, offering and redemption price per share for each class	$1.0001	$1.0000	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$11,016,787	$2,782,344	$152,502,051	$171,997,536	$7,950,097	$1,017,866

Expenses:
Advisory fees	1,038,391	294,246	18,484,180	14,169,879	843,473	193,582
Administrative services fees	381,775	118,844	4,304,547	4,914,088	363,359	53,832
Custodian fees	3,995	5,506	63,739	331,945	2,899	488
Distribution fees:
Private Investment Class	10,191	2,724	759,434	600,499	2,913	40,447
Personal Investment Class	31	1,668	399,413	43,543	299	3,819
Cash Management Class	3,580	445	170,211	96,285	647	10,291
Reserve Class	3,649	2,120	1,347,297	1,184,560	164,678	68,708
Resource Class	1,235	146	391,772	248,797	75	5,818
Corporate Class	1,709	3	59,385	21,709	2	—
Transfer agent fees	62,303	17,655	1,109,051	1,470,965	60,045	8,711
Trustees’ and officers’ fees and benefits	11,833	12,636	175,506	212,567	18,876	11,592
Registration and filing fees	45,173	50,695	73,378	116,679	45,087	51,989
Reports to shareholders	29,746	7,818	30,074	39,521	6,028	5,221
Professional services fees	31,190	26,385	145,917	115,866	29,398	26,590
Other	64,042	30,000	165,297	166,749	23,060	14,919
Total expenses	1,688,843	570,891	27,679,201	23,733,652	1,560,839	496,007
Less: Fees waived	(422,815)	(211,259)	(2,839,649)	(380,199)	(273,935)	(204,538)
Net expenses	1,266,028	359,632	24,839,552	23,353,453	1,286,904	291,469
Net investment income	9,750,759	2,422,712	127,662,499	148,644,083	6,663,193	726,397

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	8,085	1,571	508,617	394,818	19,166	(4,370)
Change in net unrealized appreciation (depreciation) of investment securities	(88,330)	(11,112)	—	—	—	—
Net increase in net assets resulting from operations	$9,670,514	$2,413,171	$128,171,116	$149,038,901	$6,682,359	$722,027

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 28, 2018	August 31, 2017	February 28, 2018	August 31, 2017
Operations:
Net investment income	$9,750,759	$4,871,296	$2,422,712	$3,235,998
Net realized gain	8,085	284,449	1,571	371
Change in net unrealized appreciation (depreciation)	(88,330)	30,918	(11,112)	9,539
Net increase in net assets resulting from operations	9,670,514	5,186,663	2,413,171	3,245,908

Distributions to shareholders from net investment income:
Institutional Class	(9,578,395)	(4,489,048)	(2,403,076)	(3,118,898)
Private Investment Class	(33,722)	(84,531)	(8,559)	(18,217)
Personal Investment Class	(41)	(1,713)	(2,094)	(26,443)
Cash Management Class	(55,476)	(138,836)	(6,413)	(59,666)
Reserve Class	(2,220)	(6,618)	(1,465)	(5,654)
Resource Class	(6,695)	(8,281)	(985)	(6,995)
Corporate Class	(74,210)	(142,269)	(120)	(125)
Total distributions from net investment income	(9,750,759)	(4,871,296)	(2,422,712)	(3,235,998)

Distributions to shareholders from net realized gains:
Institutional Class	—	(2,877,921)	—	—
Private Investment Class	—	(90,311)	—	—
Personal Investment Class	—	(5,195)	—	—
Cash Management Class	—	(133,371)	—	—
Reserve Class	—	(25,060)	—	—
Resource Class	—	(1,213)	—	—
Corporate Class	—	(67,014)	—	—
Total distributions from net realized gains	—	(3,200,085)	—	—

Share transactions–net:
Institutional Class	2,249,521,185	(10,122,727,290)	(7,250,126)	(1,183,946,896)
Private Investment Class	(570,719)	(234,302,026)	18,028	(139,216,079)
Personal Investment Class	4	(29,230,918)	1,928	(116,863,502)
Cash Management Class	6,374,743	(242,827,588)	(86,623)	(166,722,672)
Reserve Class	(167,937)	(99,217,916)	(31,777)	(20,973,659)
Resource Class	(265,872)	(5,919,518)	937	(16,683,703)
Corporate Class	(1,164,553)	(160,159,887)	116	11,449
Net increase (decrease) in net assets resulting from share transactions	2,253,726,851	(10,894,385,143)	(7,347,517)	(1,644,395,062)
Net increase (decrease) in net assets	2,253,646,606	(10,897,269,861)	(7,357,058)	(1,644,385,152)

Net assets:
Beginning of period	322,659,817	11,219,929,678	428,238,810	2,072,623,962
End of period*	$2,576,306,423	$322,659,817	$420,881,752	$428,238,810
* Includes accumulated undistributed net investment income	$125,723	$125,723	$768,843	$768,843

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2018	August 31, 2017	February 28, 2018	August 31, 2017
Operations:
Net investment income	$127,662,499	$112,926,205	$148,644,083	$139,006,726
Net realized gain (loss)	508,617	39,369	394,818	(531,300)
Net increase in net assets resulting from operations	128,171,116	112,965,574	149,038,901	138,475,426

Distributions to shareholders from net investment income:
Institutional Class	(118,310,761)	(103,892,394)	(142,980,682)	(133,552,021)
Private Investment Class	(1,938,276)	(1,423,813)	(1,537,809)	(1,460,534)
Personal Investment Class	(382,722)	(253,848)	(40,763)	(41,168)
Cash Management Class	(2,084,384)	(1,754,490)	(1,201,885)	(705,201)
Reserve Class	(741,181)	(324,958)	(702,464)	(661,922)
Resource Class	(2,196,137)	(1,659,524)	(1,389,284)	(1,330,994)
Corporate Class	(2,009,038)	(3,617,178)	(791,196)	(1,254,886)
Total distributions from net investment income	(127,662,499)	(112,926,205)	(148,644,083)	(139,006,726)

Share transactions–net:
Institutional Class	1,240,152,310	2,935,444,591	(2,645,710,477)	16,975,145,658
Private Investment Class	55,446,106	14,784,721	(116,955,166)	169,627,850
Personal Investment Class	10,077,226	17,413,815	(12,699,768)	13,622,071
Cash Management Class	(9,879,470)	75,974,874	96,430,410	18,926,896
Reserve Class	32,305,446	91,599,025	153,592,510	(144,921,764)
Resource Class	105,534,153	(6,111,394)	(107,521,673)	246,458,843
Corporate Class	(239,228,636)	(565,402,977)	(130,544,107)	8,002,319
Net increase (decrease) in net assets resulting from share transactions	1,194,407,135	2,563,702,655	(2,763,408,271)	17,286,861,873
Net increase (decrease) in net assets	1,194,915,752	2,563,742,024	(2,763,013,453)	17,286,330,573

Net assets:
Beginning of period	25,333,788,879	22,770,046,855	29,229,595,200	11,943,264,627
End of period*	$26,528,704,631	$25,333,788,879	$26,466,581,747	$29,229,595,200
* Includes accumulated undistributed net investment income	$445,995	$445,995	$208,988	$208,988

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 28, 2018	August 31, 2017	February 28, 2018	August 31, 2017
Operations:
Net investment income	$6,663,193	$5,625,681	$726,397	$978,198
Net realized gain (loss)	19,166	(69,048)	(4,370)	(14,722)
Net increase in net assets resulting from operations	6,682,359	5,556,633	722,027	963,476

Distributions to shareholders from net investment income:
Institutional Class	(6,549,109)	(5,499,185)	(469,501)	(638,667)
Private Investment Class	(8,553)	(6,562)	(100,490)	(82,433)
Personal Investment Class	(303)	(821)	(2,768)	(6,683)
Cash Management Class	(7,663)	(6,763)	(97,555)	(164,964)
Reserve Class	(97,108)	(111,357)	(30,206)	(71,643)
Resource Class	(407)	(601)	(25,867)	(13,707)
Corporate Class	(50)	(392)	(10)	(101)
Total distributions from net investment income	(6,663,193)	(5,625,681)	(726,397)	(978,198)

Share transactions–net:
Institutional Class	22,269,267	1,185,273,759	2,051,387	(339,954,549)
Private Investment Class	(1,964,788)	(2,936,998)	9,977,201	2,881,656
Personal Investment Class	22,388	(2,559,557)	(1,995,769)	(390,938)
Cash Management Class	336	(29,769,108)	(3,491,496)	(3,056,555)
Reserve Class	6,301,235	(1,007,763)	3,723,349	(7,877,273)
Resource Class	422	(99,477)	2,628,012	3,587,633
Corporate Class	47	(2,933,744)	10,004	(32,063)
Net increase (decrease) in net assets resulting from share transactions	26,628,907	1,145,967,112	12,902,688	(344,842,089)
Net increase (decrease) in net assets	26,648,073	1,145,898,064	12,898,318	(344,856,811)

Net assets:
Beginning of period	1,346,988,631	201,090,567	187,448,507	532,305,318
End of period*	$1,373,636,704	$1,346,988,631	$200,346,825	$187,448,507
* Includes accumulated undistributed net investment income	$(12,543)	$(12,543)	$(104,955)	$(104,955)

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”) (formerly Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

31                         Short-Term Investments Trust

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Invesco Liquid Asset Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets,

32                         Short-Term Investments Trust

the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

33                         Short-Term Investments Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2018, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Invesco Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

34                         Short-Term Investments Trust

For the six months ended February 28, 2018, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Invesco Liquid Assets Portfolio	$422,362	$—
Invesco STIC Prime Portfolio	210,685	—
Invesco Treasury Portfolio	2,371,330	—
Invesco Government & Agency Portfolio	—	—
Invesco Treasury Obligations Portfolio	208,699	—
Invesco Tax-Free Cash Reserve Portfolio	172,374	—

Voluntary fee waivers for the six months ended February 28, 2018 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	$—	$—	$—	$453	$—	$—
Invesco STIC Prime Portfolio	—	3	—	571	—	—
Invesco Treasury Portfolio	—	16,362	—	451,957	—	—
Invesco Government & Agency Portfolio	—	2,465	—	377,734	—	—
Invesco Treasury Obligations Portfolio	—	25	—	65,211	—	—
Invesco Tax-Free Cash Reserve Portfolio	—	1,033	—	31,131	—	—

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

35                         Short-Term Investments Trust

As of February 28, 2018, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 28, 2018, there were no material transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2018, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$79,891,007	$80,918,865	$0
Invesco STIC Prime Portfolio	27,262,215	51,275,067	0
Invesco Government & Agency Portfolio	10,879,508	0	0
Invesco Tax-Free Cash Reserve Portfolio	96,952,920	84,223,004	0

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

36                         Short-Term Investments Trust

The Funds below had a capital loss carryforward as of August 31, 2017, which expires as follows:

	Short-Term		Not Subject to Expiration
Fund	2018	2019		Total*
Invesco Liquid Assets Portfolio	$—	$—	$—	$—
Invesco STIC Prime Portfolio	—	—	—	—
Invesco Treasury Portfolio	—	—	266,972	266,972
Invesco Government & Agency Portfolio	—	—	531,300	531,300
Invesco Treasury Obligations Portfolio	—	—	61,535	61,535
Invesco Tax-Free Cash Reserve Portfolio	8,740	30,074	14,721	53,535

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2018
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,514,192,867	$—	$(10,673)	$(10,673)

*	For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9—Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017(b)
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,098,292,161	$6,099,222,676	8,846,205,589	$8,846,379,006
Private Investment Class	100,828	100,848	73,675,959	73,675,968
Personal Investment Class	—	—	8,382,621	8,382,870
Cash Management Class	23,866,792	23,869,986	352,257,569	352,272,331
Reserve Class	27,958	27,964	3,766,999	3,767,196
Resource Class	—	—	132,559	132,558
Corporate Class	31,435,900	31,441,187	244,330,733	244,348,194

Issued as reinvestment of dividends:
Institutional Class	735,033	735,171	4,398,518	4,398,873
Private Investment Class	27,730	27,735	43,468	43,475
Personal Investment Class	3	4	1,713	1,713
Cash Management Class	34,494	34,500	93,656	93,666
Reserve Class	2,188	2,188	6,617	6,618
Resource Class	6,634	6,635	8,279	8,281
Corporate Class	56,917	56,928	142,251	142,269

Reacquired:
Institutional Class	(3,849,837,505)	(3,850,436,662)	(18,973,148,113)	(18,973,505,169)
Private Investment Class	(699,204)	(699,302)	(308,001,404)	(308,021,469)
Personal Investment Class	—	—	(37,614,403)	(37,615,501)
Cash Management Class	(17,527,274)	(17,529,743)	(595,177,024)	(595,193,585)
Reserve Class	(198,056)	(198,089)	(102,991,361)	(102,991,730)
Resource Class	(272,453)	(272,507)	(6,060,265)	(6,060,357)
Corporate Class	(32,658,671)	(32,662,668)	(404,609,206)	(404,650,350)
Net increase (decrease) in share activity	2,253,393,475	$2,253,726,851	(10,894,155,245)	$(10,894,385,143)

(a)	90% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Effective October 12, 2016, Invesco Liquid Assets Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

37                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017(b)
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	671,033,784	$671,033,402	1,181,673,896	$1,181,705,357
Private Investment Class	106,000	106,004	32,477,987	32,477,991
Personal Investment Class	—	—	118,187,308	118,187,309
Cash Management Class	408,572	408,574	132,025,201	132,025,203
Reserve Class	5	5	12,104,481	12,104,533
Resource Class	—	—	54,163,813	54,163,819
Corporate Class	—	—	23,501	23,503

Issued as reinvestment of dividends:
Institutional Class	1,185,345	1,185,326	1,319,248	1,319,283
Private Investment Class	8,153	8,153	12,756	12,757
Personal Investment Class	1,955	1,955	16,252	16,252
Cash Management Class	4,156	4,156	59,666	59,666
Reserve Class	1,444	1,444	5,653	5,654
Resource Class	937	937	6,994	6,995
Corporate Class	116	116	126	125

Reacquired:
Institutional Class	(679,472,584)	(679,468,854)	(2,366,923,911)	(2,366,971,536)
Private Investment Class	(96,129)	(96,129)	(171,705,890)	(171,706,827)
Personal Investment Class	(27)	(27)	(235,067,018)	(235,067,063)
Cash Management Class	(499,353)	(499,353)	(298,807,504)	(298,807,541)
Reserve Class	(33,226)	(33,226)	(33,083,675)	(33,083,846)
Resource Class	—	—	(70,853,614)	(70,854,517)
Corporate Class	—	—	(12,179)	(12,179)
Net increase (decrease) in share activity	(7,350,852)	$(7,347,517)	(1,644,376,909)	$(1,644,395,062)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 95% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, Invesco STIC Prime Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

38                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	83,870,920,011	$83,870,920,011	104,978,321,526	$104,978,321,526
Private Investment Class	679,734,166	679,734,166	1,389,145,628	1,389,145,628
Personal Investment Class	505,175,240	505,175,240	959,511,379	959,511,379
Cash Management Class	1,643,623,471	1,643,623,471	2,685,419,118	2,685,419,118
Reserve Class	410,729,899	410,729,899	386,663,928	386,663,928
Resource Class	440,940,439	440,940,439	575,122,878	575,122,878
Corporate Class	2,212,293,713	2,212,293,713	9,826,990,863	9,826,990,863

Issued as reinvestment of dividends:
Institutional Class	23,836,828	23,836,828	16,234,515	16,234,515
Private Investment Class	248,510	248,510	249,491	249,491
Personal Investment Class	340,891	340,891	202,723	202,723
Cash Management Class	1,698,617	1,698,617	1,178,232	1,178,232
Reserve Class	651,740	651,740	254,629	254,629
Resource Class	504,629	504,629	346,994	346,994
Corporate Class	1,725,825	1,725,825	2,990,987	2,990,987

Reacquired:
Institutional Class	(82,654,604,529)	(82,654,604,529)	(102,059,111,450)	(102,059,111,450)
Private Investment Class	(624,536,570)	(624,536,570)	(1,374,610,398)	(1,374,610,398)
Personal Investment Class	(495,438,905)	(495,438,905)	(942,300,287)	(942,300,287)
Cash Management Class	(1,655,201,558)	(1,655,201,558)	(2,610,622,476)	(2,610,622,476)
Reserve Class	(379,076,193)	(379,076,193)	(295,319,532)	(295,319,532)
Resource Class	(335,910,915)	(335,910,915)	(581,581,266)	(581,581,266)
Corporate Class	(2,453,248,174)	(2,453,248,174)	(10,395,384,827)	(10,395,384,827)
Net increase in share activity	1,194,407,135	$1,194,407,135	2,563,702,655	$2,563,702,655

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 15% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

39                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	124,484,185,519	$124,484,185,519	208,396,167,421	$208,396,167,421
Private Investment Class	708,079,249	708,079,249	1,423,015,874	1,423,015,874
Personal Investment Class	13,087,606	13,087,606	72,491,907	72,491,907
Cash Management Class	618,043,130	618,043,130	936,923,184	936,923,184
Reserve Class	586,521,963	586,521,963	850,197,770	850,197,770
Resource Class	1,220,430,797	1,220,430,797	2,809,077,121	2,809,077,121
Corporate Class	1,168,124,291	1,168,124,291	4,691,887,919	4,691,887,919

Issued as reinvestment of dividends:
Institutional Class	27,926,219	27,926,219	19,317,518	19,317,518
Private Investment Class	500,392	500,392	318,477	318,477
Personal Investment Class	23,820	23,820	12,576	12,576
Cash Management Class	806,065	806,065	418,891	418,891
Reserve Class	573,192	573,192	513,904	513,904
Resource Class	1,045,321	1,045,321	796,073	796,073
Corporate Class	318,197	318,197	795,308	795,308

Reacquired:
Institutional Class	(127,157,822,215)	(127,157,822,215)	(191,440,339,281)	(191,440,339,281)
Private Investment Class	(825,534,807)	(825,534,807)	(1,253,706,501)	(1,253,706,501)
Personal Investment Class	(25,811,194)	(25,811,194)	(58,882,412)	(58,882,412)
Cash Management Class	(522,418,785)	(522,418,785)	(918,415,179)	(918,415,179)
Reserve Class	(433,502,645)	(433,502,645)	(995,633,438)	(995,633,438)
Resource Class	(1,328,997,791)	(1,328,997,791)	(2,563,414,351)	(2,563,414,351)
Corporate Class	(1,298,986,595)	(1,298,986,595)	(4,684,680,908)	(4,684,680,908)
Net increase (decrease) in share activity	(2,763,408,271)	$(2,763,408,271)	17,286,861,873	$17,286,861,873

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 16% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

40                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	569,994,076	$569,994,076	1,882,109,152	$1,882,109,152
Private Investment Class	154,318	154,318	10,041,615	10,041,615
Personal Investment Class	1,263,767	1,263,767	2,009,181	2,009,181
Cash Management Class	1,610,000	1,610,000	7,657	7,657
Reserve Class	42,740,773	42,740,773	140,006,781	140,006,781
Resource Class	422	422	94,706	94,706
Corporate Class	—	—	659,929	659,929

Issued as reinvestment of dividends:
Institutional Class	138,972	138,972	116,704	116,704
Private Investment Class	8,812	8,812	4,830	4,830
Personal Investment Class	3	3	6,763	6,763
Cash Management Class	7,229	7,229	89,662	89,662
Reserve Class	90,443	90,443	—	—
Corporate Class	47	47	299	299

Reacquired:
Institutional Class	(547,863,781)	(547,863,781)	(696,952,097)	(696,952,097)
Private Investment Class	(2,127,918)	(2,127,918)	(12,983,443)	(12,983,443)
Personal Investment Class	(1,241,382)	(1,241,382)	(4,568,738)	(4,568,738)
Cash Management Class	(1,616,893)	(1,616,893)	(29,783,528)	(29,783,528)
Reserve Class	(36,529,981)	(36,529,981)	(141,104,206)	(141,104,206)
Resource Class	—	—	(194,183)	(194,183)
Corporate Class	—	—	(3,593,972)	(3,593,972)
Net increase in share activity	26,628,907	$26,628,907	1,145,967,112	$1,145,967,112

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
In addition, 86% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

41                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	59,262,860	$59,262,860	216,245,353	$216,245,353
Private Investment Class	45,477,298	45,477,298	49,632,970	49,632,970
Personal Investment Class	10,391	10,391	2,005,100	2,005,100
Cash Management Class	3,192,742	3,192,742	45,537,104	45,537,104
Reserve Class	37,083,918	37,083,918	111,932,405	111,932,405
Resource Class	4,550,024	4,550,024	4,058,371	4,058,371
Corporate Class	10,000	10,000	32,101	32,101

Issued as reinvestment of dividends:
Institutional Class	221,438	221,438	221,692	221,692
Private Investment Class	83,737	83,737	68,844	68,844
Personal Investment Class	2,768	2,768	5,772	5,772
Cash Management Class	79,721	79,721	134,904	134,904
Reserve Class	27,866	27,866	64,807	64,807
Resource Class	22,290	22,290	11,483	11,483
Corporate Class	4	4	97	97

Reacquired:
Institutional Class	(57,432,911)	(57,432,911)	(556,421,594)	(556,421,594)
Private Investment Class	(35,583,834)	(35,583,834)	(46,820,158)	(46,820,158)
Personal Investment Class	(2,008,928)	(2,008,928)	(2,401,810)	(2,401,810)
Cash Management Class	(6,763,959)	(6,763,959)	(48,728,563)	(48,728,563)
Reserve Class	(33,388,435)	(33,388,435)	(119,874,485)	(119,874,485)
Resource Class	(1,944,302)	(1,944,302)	(482,221)	(482,221)
Corporate Class	—	—	(64,261)	(64,261)
Net increase (decrease) in share activity	12,902,688	$12,902,688	(344,842,089)	$(344,842,089)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 91% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

42                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Reserve Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/18	$1.0002	$0.0032	$(0.0007)	$0.0025	$(0.0026)	$—	$(0.0026)	$1.0001	0.25%	$776	0.94	%(c)	1.11	%(c)	0.65	%(c)
Year ended 08/31/17	1.00	0.0016	0.0015	0.0031	(0.0024)	(0.0005)	(0.0029)	1.0002	0.30	944	0.53		1.13		0.16
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	100,187	0.41		1.16		0.08
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	156,216	0.21		1.17		0.01
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	180,015	0.19		1.17		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	175,832	0.24		1.17		0.02
Invesco STIC Prime Portfolio
Six months ended 02/28/18	1.0000	0.0030	(0.0000)	0.0030	(0.0030)	—	(0.0030)	1.0000	0.30	469	0.82	(c)	1.16	(c)	0.60	(c)
Year ended 08/31/17	1.00	0.0040	(0.0008)	0.0032	(0.0032)	—	(0.0032)	1.0000	0.32	501	0.40		1.14		0.40
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.15	21,474	0.25		1.19		0.15
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	50,400	0.07		1.19		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	15,631	0.06		1.19		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	16,254	0.12		1.19		0.07
Invesco Treasury Portfolio
Six months ended 02/28/18	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.24	283,039	0.76	(c)	1.07	(c)	0.48	(c)
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.20	250,728	0.50		1.07		0.20
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	159,126	0.27		1.14		0.04
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	35,604	0.06		1.17		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	187,372	0.04		1.17		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	106,232	0.09		1.18		0.02
Invesco Government & Agency Portfolio
Six months ended 02/28/18	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.25	324,551	0.74	(c)	1.02	(c)	0.47	(c)
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.23	170,955	0.45		1.02		0.28
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	315,886	0.23		1.12		0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	307,529	0.08		1.13		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	311,117	0.06		1.13		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	289,171	0.11		1.14		0.02
Invesco Treasury Obligations Portfolio
Six months ended 02/28/18	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.25	41,926	0.70	(c)	1.08	(c)	0.51	(c)
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.21	35,625	0.40		1.09		0.26
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	36,641	0.18		1.34		0.07
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	5,876	0.00		1.33		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	704	0.02		1.29		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	1,296	0.06		1.20		0.03
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/18	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.19	17,381	0.68	(c)	1.25	(c)	0.37	(c)
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.33	13,658	0.43		1.24		0.33
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	21,535	0.15		1.29		0.07
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	21,775	0.03		1.31		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	27,640	0.04		1.30		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	32,804	0.10		1.30		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $846, $491, $312,290, $274,569, $38,171 and $15,926 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

43                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Reserve Class	Beginning Account Value (09/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/18)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
Invesco Liquid Assets Portfolio	$1,000.00	$1,002.50	$4.67	$1,020.13	$4.71	0.94%
Invesco STIC Prime Portfolio	1,000.00	1,003.00	4.07	1,020.73	4.11	0.82
Invesco Treasury Portfolio	1,000.00	1,002.40	3.77	1,021.03	3.81	0.76
Invesco Government & Agency Portfolio	1,000.00	1,002.50	3.67	1,021.12	3.71	0.74
Invesco Treasury Obligations Portfolio	1,000.00	1,002.50	3.48	1,021.32	3.51	0.70
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,001.90	3.38	1,021.42	3.41	0.68

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2017, through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

44                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for
Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-I-STIT-SAR-7	04262018 0814

Semiannual Report to Shareholders	February 28, 2018

Resource Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

Effective December 15, 2017, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio were renamed Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
26	Financial Statements
31	Notes to Financial Statements
43	Financial Highlights
44	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2018, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Resource Class data as of 2/28/18
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End
Invesco Liquid Assets[1]	10 - 37 days	18 days	67 days	$1.1 million
Invesco STIC Prime[1]	11 - 19 days	11 days	12 days	184.5 thousand
Invesco Treasury[2]	10 - 31 days	30 days	84 days	582.4 million
Invesco Government & Agency[2]	16 - 25 days	23 days	106 days	234.6 million
Invesco Treasury Obligations[2]	33 - 51 days	36 days	103 days	94.6 thousand
Invesco Tax-Free Cash Reserve[3]	16 - 31 days	16 days	16 days	8.6 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 28, 2018. As always, we thank you for investing with us. By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

    The US Federal Reserve (the Fed) raised interest rates by 0.25% in December 2017, bringing the key fed funds target rate to a range of 1.25% to 1.50% as of February 28, 2018.[1] The December increase was the latest in a series of interest rate increases the Fed implemented in response to a moderately expanding US economy and relatively benign inflation levels. These increases benefited money market investors. At the close of the reporting period, additional Fed rate increases were widely expected later in 2018 – potentially faster than previously expected.

Most major central banks around the world continued to maintain interest rates at, near or below zero in an effort to spur economic growth and inflation.

    In early February, Jerome Powell assumed the chairmanship of the Fed. Powell, a member of the Fed’s board of governors since 2012, is largely expected to stay the course with regard to monetary policy as he largely voted in line with former Fed Chair Janet Yellen during her years leading the Fed.

    Invesco Global Liquidity is part of Invesco Ltd., one of the world’s largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our vision is grounded in our rigorous investment philosophy, high-quality products and tradition of excellent client service. Our unrelenting focus on preservation of capital, daily liquidity and competitive yield is implemented through repeatable, time-tested processes.

    Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1	Source: US Federal Reserve

3	Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–44.78%(a)
Asset-Backed Securities — Fully Supported–5.91%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.76%	04/03/2018	$75,000	$74,878,028
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.83%	04/23/2018	20,000	19,943,090
Kells Funding LLC (CEP–FMS Wertmanagement)(c)	1.42%	03/01/2018	2,500	2,499,899
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.21%)(b)(c)(d)	1.80%	05/21/2018	5,000	5,002,088
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.81%	03/15/2018	50,000	49,967,815
				152,290,920

Asset-Backed Securities — Fully Supported Bank–14.81%
Anglesea Funding LLC (Multi–CEP’s) (1 mo. USD LIBOR + 0.27%)(c)(d)	1.85%	06/29/2018	25,000	25,000,323
Anglesea Funding LLC (Multi–CEP’s) (1 mo. USD LIBOR + 0.27%)(b)(c)(d)	1.85%	06/04/2018	60,000	60,000,702
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(c)	1.81%	03/20/2018	50,000	49,956,610
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	1.93%	06/14/2018	70,000	69,560,778
Ebury Finance LLC (Multi–CEP’s)(b)(c)	1.45%	03/01/2018	30,000	29,998,758
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	1.84%	03/22/2018	30,000	29,970,648
Halkin Finance LLC (Multi–CEP’s)(b)(c)	1.45%	03/01/2018	40,000	39,998,344
Institutional Secured Funding LLC (Multi–CEP’s)(b)(c)	1.54%	03/06/2018	55,000	54,986,151
Mountcliff Funding LLC (Multi–CEP’s)(b)(c)	1.71%	03/05/2018	22,000	21,995,395
				381,467,709

Asset-Backed Securities — Multi-Purpose–3.29%
CRC Funding, LLC(b)	1.81%	05/11/2018	5,000	4,980,750
Nieuw Amsterdam Receivables Corp.(b)(c)	1.82%	05/09/2018	35,000	34,865,590
Nieuw Amsterdam Receivables Corp.(b)(c)	1.83%	04/11/2018	45,000	44,904,186
				84,750,526

Consumer Finance–0.10%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.78%	05/04/2018	2,500	2,501,075

Diversified Banks–11.71%
Bank of Nova Scotia(b)(c)	1.81%	04/02/2018	50,000	49,926,115
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.22%)(b)(c)(d)	1.80%	12/07/2018	50,000	49,989,035
DBS Bank Ltd.(b)(c)	2.01%	05/21/2018	45,000	44,796,744
First Abu Dhabi Bank PJSC(b)(c)	1.50%	03/02/2018	60,000	59,995,032
J.P. Morgan Securities LLC	1.88%	06/01/2018	5,000	4,973,043
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	1.74%	05/18/2018	12,000	12,003,536
Toronto-Dominion Bank (The)(b)(c)	1.76%	03/22/2018	50,000	49,952,580
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	1.88%	11/30/2018	30,000	29,995,050
				301,631,135

Diversified Capital Markets–2.33%
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	1.91%	01/02/2019	30,000	30,016,650
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	1.91%	12/28/2018	30,000	30,016,506
				60,033,156

Other Diversified Financial Services–0.30%
ABN AMRO Funding USA LLC(b)(c)	1.54%	03/06/2018	7,625	7,623,043

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–2.46%
Banque et Caisse d’Epargne de l’Etat(c)	1.86%	06/01/2018	$33,750	$33,583,211
Banque et Caisse d’Epargne de l’Etat(c)	1.87%	06/11/2018	30,000	29,833,482
				63,416,693

Specialized Finance–3.87%
Caisse des Depots et Consignations(b)(c)	1.81%	03/01/2018	50,000	49,998,100
Nederlandse Waterschapsbank N.V.(b)(c)	1.78%	05/02/2018	50,000	49,841,275
				99,839,375
Total Commercial Paper (Cost $1,153,614,060)				1,153,553,632

Certificates of Deposit–24.16%
Bank of Montreal(c)	1.75%	03/20/2018	20,000	20,001,246
Bank of Montreal (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	12/07/2018	25,000	24,996,848
Bank of Nova Scotia (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	12/11/2018	50,000	49,993,910
China Construction Bank Corp.(c)	1.77%	03/08/2018	25,000	25,000,750
China Construction Bank Corp.(c)	1.77%	03/09/2018	20,000	20,000,648
China Construction Bank Corp.(c)	1.82%	03/26/2018	45,000	45,002,560
KBC Bank N.V. (Belgium)(c)	1.80%	03/06/2018	25,000	24,993,168
KBC Bank N.V. (Belgium)(c)	1.80%	04/19/2018	25,000	24,999,181
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.85%	05/30/2018	20,000	20,007,510
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.22%)(c)(d)	1.79%	06/01/2018	7,500	7,503,342
Mizuho Bank, Ltd.(c)	1.40%	03/01/2018	85,000	85,000,000
Mizuho Bank, Ltd.(c)	1.45%	03/06/2018	35,000	34,999,772
Royal Bank of Canada (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	12/07/2018	50,000	49,992,785
Sumitomo Mitsui Trust Bank Ltd.(c)	1.43%	03/02/2018	70,000	70,000,021
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.24%)(d)	1.82%	12/05/2018	50,000	49,999,640
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.25%)(d)	1.83%	01/04/2019	10,000	9,999,706
Wells Fargo Bank, N.A. (3 mo. USD LIBOR + 0.15%)(d)	1.89%	01/18/2019	10,000	10,017,386
Westpac Banking Corp. (1 mo. USD LIBOR + 0.23%)(c)(d)	1.81%	01/08/2019	50,000	49,988,630
Total Certificates of Deposit (Cost $622,494,088)				622,497,103

Variable Rate Demand Notes–5.17%(e)
Credit Enhanced–5.17%
Blair (County of), Pennsylvania IDA (Altoona-Blair County Development Corp.); Series 2008, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	1.50%	10/01/2028	8,625	8,625,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	1.50%	11/01/2030	2,220	2,220,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	1.70%	04/01/2047	9,500	9,499,999
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	1.51%	05/01/2037	2,900	2,900,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016, VRD RB (LOC–Bank of China Ltd.)(f)	1.52%	05/01/2050	11,035	11,035,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2017 A, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	05/01/2050	15,000	15,000,000
New York (State of) Housing Finance Agency (572 11th Ave.); Series 2017 A, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	11/01/2049	20,500	20,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	1.75%	11/01/2049	5,000	5,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	11/01/2049	5,340	5,340,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016 B-2, VRD RB (LOC–Bank of China Ltd.)(f)	1.65%	11/01/2049	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	1.65%	07/01/2040	$1,660	$1,660,000
University of Texas System Board of Regents; Series 2016 G-1, VRD Financing System RB	1.50%	08/01/2045	50,000	50,000,000
Total Variable Rate Demand Notes (Cost $133,279,999)				133,279,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–74.11% (Cost $1,909,388,147)				1,909,330,734

			Repurchase Amount
Repurchase Agreements–25.98%(g)
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $9,000,380 (collateralized by a U.S. Treasury obligation and a foreign corporate obligation valued at $9,180,070; 1.25%-1.75%; 07/26/2019-12/31/2020)(c)	1.52%	03/01/2018	9,000,380	9,000,000
BMO Capital Markets Corp., agreement dated 02/28/2018, maturing value of $45,001,900 (collateralized by U.S. government sponsored agency obligations and domestic and foreign corporate obligations valued at $47,566,190; 0%-9.70%; 04/17/2018-07/22/2028)(c)	1.52%	03/01/2018	45,001,900	45,000,000
BMO Capital Markets Corp., term agreement dated 01/03/2018, maturing value of $30,080,317 (collateralized by domestic and foreign corporate obligations valued at $32,093,218; 1.45%-10.00%; 05/14/2018-12/15/2032)(c)(h)	1.58%	03/05/2018	30,080,317	30,000,000
Citigroup Global Markets, Inc., joint open agreement dated 12/21/2017 (collateralized by U.S. Treasury obligations, domestic and foreign agency mortgage-backed securities and a foreign corporate obligation valued at $100,980,182; 1.63%-8.50%; 11/30/2020-12/25/2035)(i)	2.48%	—	—	56,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2018, aggregate maturing value of $247,009,400 (collateralized by U.S. Treasury obligations valued at $251,940,215; 1.63%; 05/15/2026)	1.37%	03/01/2018	37,892,137	37,890,695
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $20,006,300 (collateralized by domestic agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $21,751,458; 0.24%-7.07%; 02/10/2022- 09/25/2043)(c)(h)	1.62%	03/06/2018	15,004,725	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $55,016,469 (collateralized by domestic commercial paper and domestic agency mortgage-backed securities valued at $57,756,717; 0.06%-2.14%; 03/08/2018-10/15/2039)(c)(h)	1.54%	03/06/2018	15,004,492	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $75,022,896 (collateralized by a domestic agency mortgage-backed security, a domestic commercial paper and domestic non-agency asset-backed securities valued at $80,707,397; 0.31%-7.07%; 08/17/2018-05/25/2037)(c)(h)	1.57%	03/06/2018	35,010,685	35,000,000
ING Financial Markets, LLC, agreement dated 02/28/2018, maturing value of $46,002,070 (collateralized by domestic and foreign corporate obligations valued at $50,600,437; 2.95%-9.88%; 03/01/2019-03/01/2097)(c)	1.62%	03/01/2018	46,002,070	46,000,000
J.P. Morgan Securities LLC, open agreement dated 12/05/2017 (collateralized by domestic agency mortgage-backed securities valued at $33,000,121; 0%-7.00%; 03/25/2035-10/15/2048)(i)	2.14%	—	—	25,000,000
RBC Capital Markets LLC, agreement dated 02/28/2018, maturing value of $60,002,533 (collateralized by domestic and foreign corporate obligations valued at $63,000,279; 0%-6.15%; 04/30/2018-11/15/2048)(c)	1.52%	03/01/2018	60,002,533	60,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	250,009,653	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2018, maturing value of $35,001,478 (collateralized by foreign corporate obligations valued at $35,700,903; 1.75%-2.13%; 01/18/2022-09/14/2022)	1.52%	03/01/2018	35,001,478	35,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint term agreement dated 01/05/2018, aggregate maturing value of $20,072,334 (collateralized by domestic non-agency mortgage-backed securities and domestic corporate obligations valued at $20,598,104; 0%-3.00%; 05/16/2019-05/15/2027)	2.10%	03/08/2018	$10,036,167	$10,000,000
Total Repurchase Agreements (Cost $669,390,695)				669,390,695
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.09% (Cost $2,578,778,842)				2,578,721,429
OTHER ASSETS LESS LIABILITIES–(0.09)%				(2,415,006)
NET ASSETS–100.00%				$2,576,306,423

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
RB	– Revenue Bonds
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $945,145,210, which represented 36.69% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 16.3%; Netherlands: 12.6%; France: 10.2%; Japan: 10.1%; other countries less than 5% each: 24.4%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	46.4%
8-30	11.6
31-60	8.3
61-90	6.9
91-180	11.9
181+	14.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–42.22%(a)
Asset-Backed Securities — Fully Supported–2.91%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.60%	03/01/2018	$10,000	$9,999,595
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	1.74%	04/02/2018	2,250	2,246,376
				12,245,971

Asset-Backed Securities — Fully Supported Bank–21.55%
Albion Capital LLC (CEP–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(c)	1.96%	04/23/2018	5,000	4,987,108
Anglesea Funding (Multi–CEP’s)(b)(c)	1.66%	03/01/2018	15,000	14,999,395
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(c)	1.77%	04/12/2018	5,000	4,989,548
Concord Minutemen Capital Co., LLC (Multi–CEP’s)(b)(c)	1.55%	03/01/2018	5,000	4,999,793
Ebury Finance LLC (Multi–CEP’s)(b)(c)	1.45%	03/01/2018	12,000	11,999,503
Gotham Funding Corp. (CEP–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(b)(c)	1.69%	04/03/2018	10,000	9,983,859
Institutional Secured Funding LLC (Multi–CEP’s)(b)(c)	1.54%	03/06/2018	5,000	4,998,741
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	1.73%	04/03/2018	7,000	6,988,748
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(c)	1.65%	03/01/2018	6,270	6,269,726
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(c)	1.68%	03/01/2018	2,500	2,499,891
Mountcliff Funding LLC (Multi–CEP’s)(b)(c)	1.71%	03/05/2018	8,000	7,998,326
Nieuw Amsterdam Receivables Corp. (CEP–Cooperatieve Rabobank UA)(b)(c)	1.63%	03/21/2018	10,000	9,990,544
				90,705,182

Asset-Backed Securities — Multi-Purpose–3.84%
CAFCO, LLC(b)	1.72%	04/09/2018	10,000	9,981,311
CHARTA, LLC(b)	1.71%	04/02/2018	2,100	2,096,730
CHARTA, LLC(b)	1.73%	04/02/2018	1,500	1,497,664
Versailles Commercial Paper LLC(b)	1.90%	04/11/2018	2,600	2,594,573
				16,170,278

Diversified Banks–5.84%
First Abu Dhabi Bank PJSC(b)(c)	1.50%	03/02/2018	10,000	9,999,172
NRW Bank(b)(c)	1.87%	04/23/2018	6,385	6,368,038
Societe Generale S.A.(b)(c)	1.63%	03/05/2018	5,225	5,223,900
Standard Chartered Bank(b)(c)	1.75%	03/23/2018	3,000	2,996,994
				24,588,104

Other Diversified Financial Services–0.48%
ABN AMRO Funding USA LLC(b)(c)	1.65%	03/08/2018	2,000	1,999,311

Regional Banks–4.75%
Danske Corp.(b)(c)	1.65%	03/13/2018	15,000	14,991,577
Landesbank Hessen-Thueringen Girozentrale(b)(c)	1.63%	03/20/2018	5,000	4,995,659
				19,987,236

Specialized Finance–2.85%
CDP Financial Inc.(b)(c)	1.60%	03/08/2018	2,000	1,999,342
Nederlandse Waterschapsbank N.V.(b)(c)	1.71%	04/06/2018	10,000	9,982,589
				11,981,931
Total Commercial Paper (Cost $177,681,262)				177,678,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–14.61%
BMO Harris Bank N.A.(c)	1.68%	03/19/2018	$10,000	$9,999,884
China Construction Bank Corp.(c)	1.77%	03/09/2018	5,000	5,000,162
China Construction Bank Corp.(c)	1.82%	03/26/2018	8,000	8,000,455
Mizuho Bank, Ltd.(c)	1.40%	03/01/2018	14,000	14,000,000
Mizuho Bank, Ltd.(c)	1.45%	03/06/2018	5,000	4,999,968
Norinchukin Bank (The)(c)	1.50%	04/09/2018	9,500	9,497,661
Oversea-Chinese Banking Corp. Ltd.(c)	1.64%	03/19/2018	10,000	10,000,058
Total Certificates of Deposit (Cost $61,496,512)				61,498,188

Variable Rate Demand Notes–12.07%(d)
Credit Enhanced–12.07%
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	1.50%	11/01/2030	2,485	2,485,000
Jets Stadium Development, LLC; Series 2007 A-4C, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(e)	1.60%	04/01/2047	8,000	8,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(e)	1.51%	05/01/2037	3,605	3,605,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(e)	1.57%	01/01/2033	5,115	5,115,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(e)	1.75%	11/01/2049	13,000	13,000,001
Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(e)	1.65%	11/01/2049	2,910	2,910,000
University of Texas System Board of Regents; Subseries 2016 G-1, VRD Financing System RB	1.50%	08/01/2045	10,000	10,000,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC–Wells Fargo Bank, N.A.)(b)(e)	1.60%	01/01/2033	5,700	5,700,000
Total Variable Rate Demand Notes (Cost $50,815,001)				50,815,001
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–68.90% (Cost $289,992,775)				289,991,202

			Repurchase Amount
Repurchase Agreements–31.16%(f)
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $15,000,633 (collateralized by a U.S. Treasury obligation and a foreign corporate obligation valued at $15,300,033; 1.25%-1.75%; 07/26/2019-12/31/2020)(c)	1.52%	03/01/2018	15,000,633	15,000,000
BMO Capital Markets Corp., agreement dated 02/28/2018, maturing value of $9,000,380 (collateralized by U.S. government sponsored agency obligations and domestic and foreign corporate obligations valued at $9,594,527; 0%-9.70%; 04/17/2018-12/15/2032)(c)	1.52%	03/01/2018	9,000,380	9,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2018, maturing value of $10,000,000 (collateralized by domestic commercial paper valued at $10,500,311; 1.41%-2.14%; 03/02/2018-09/10/2018)(c)(g)	1.97%	04/04/2018	10,000,000	10,000,000
ING Financial Markets, LLC, agreement dated 02/28/2018, maturing value of $20,000,900 (collateralized by domestic corporate obligations valued at $22,001,059; 2.95%-10.75%; 03/01/2019-01/15/2043)(c)	1.62%	03/01/2018	20,000,900	20,000,000
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,751,633; 0%-7.63%; 05/01/2020)(h)	1.62%	—	—	15,000,000
RBC Capital Markets LLC, agreement dated 02/28/2018, maturing value of $20,000,844 (collateralized by domestic and foreign corporate obligations valued at $21,000,837; 0%-8.10%; 10/18/2019-01/10/2047)(c)	1.52%	03/01/2018	20,000,844	20,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	32,159,565	32,158,323
Wells Fargo Securities, LLC, agreement dated 02/28/2018, maturing value of $10,000,422 (collateralized by a foreign corporate obligation valued at $10,200,092; 2.13%; 01/18/2022)	1.52%	03/01/2018	10,000,422	10,000,000
Total Repurchase Agreements (Cost $131,158,323)				131,158,323
TOTAL INVESTMENTS IN SECURITIES(i)(j)–100.06% (Cost $421,151,098)				421,149,525
OTHER ASSETS LESS LIABILITIES–(0.06)%				(267,773)
NET ASSETS–100.00%				$420,881,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Invesco STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
LOC	– Letter of Credit
RB	– Revenue Bonds
RN	– Revenue Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $186,516,357, which represented 44.32% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.7%; Japan: 13.9%; Canada: 13.3%; France: 8.1%; China: 5.9%; other countries less than 5% each: 16.5%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	64.1%
8-30	16.6
31-60	19.3
61-90	—
91-180	—
181+	—

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–51.04%
U.S. Treasury Bills–35.60%(a)
U.S. Treasury Bills	1.38%	03/15/2018	$640,000	$639,657,351
U.S. Treasury Bills	1.39%	03/15/2018	65,000	64,964,990
U.S. Treasury Bills	1.35%	03/22/2018	150,000	149,881,787
U.S. Treasury Bills	1.36%	03/22/2018	850,000	849,325,295
U.S. Treasury Bills	1.52%	03/29/2018	1,030,000	1,028,802,337
U.S. Treasury Bills	1.46%	04/05/2018	378,000	377,466,696
U.S. Treasury Bills	1.43%	04/12/2018	40,000	39,933,500
U.S. Treasury Bills	1.44%	04/12/2018	385,000	384,357,692
U.S. Treasury Bills	1.46%	04/19/2018	190,000	189,624,238
U.S. Treasury Bills	1.43%	04/26/2018	250,000	249,446,610
U.S. Treasury Bills	1.44%	04/26/2018	170,000	169,621,845
U.S. Treasury Bills	1.44%	05/03/2018	425,000	423,936,351
U.S. Treasury Bills	1.64%	05/24/2018	335,000	333,721,974
U.S. Treasury Bills	1.67%	05/31/2018	1,015,000	1,010,790,939
U.S. Treasury Bills	1.54%	06/28/2018	72,660	72,292,522
U.S. Treasury Bills	1.59%	07/12/2018	600,000	596,500,991
U.S. Treasury Bills	1.60%	07/19/2018	250,000	248,452,223
U.S. Treasury Bills	1.61%	07/19/2018	625,000	621,112,083
U.S. Treasury Bills	1.63%	07/26/2018	480,000	476,834,601
U.S. Treasury Bills	1.64%	08/02/2018	500,000	496,523,877
U.S. Treasury Bills	1.86%	08/30/2018	530,000	525,118,986
U.S. Treasury Bills	1.87%	08/30/2018	500,000	495,374,166
				9,443,741,054

U.S. Treasury Notes–15.44%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.83%	07/31/2018	429,240	429,239,586
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.82%	10/31/2018	695,000	694,946,742
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.79%	01/31/2019	550,000	550,115,929
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.72%	04/30/2019	1,282,000	1,282,077,118
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.71%	07/31/2019	800,000	799,996,787
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	1.70%	10/31/2019	340,000	340,072,832
				4,096,448,994
Total U.S. Treasury Securities (Cost $13,540,190,048)				13,540,190,048
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–51.04% (Cost $13,540,190,048)				13,540,190,048

			Repurchase Amount
Repurchase Agreements–60.59%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2018, maturing value of $800,030,222 (collateralized by U.S. Treasury obligations valued at $816,000,089; 1.00%-3.13%; 08/31/2018-05/15/2047)	1.36%	03/01/2018	800,030,222	800,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Montreal, joint term agreement dated 02/08/2018, aggregate maturing value of $500,656,250 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0%-3.75%; 03/15/2018-11/15/2047)(d)	1.35%	03/15/2018	$220,288,750	$220,000,000
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $1,250,047,222 (collateralized by U.S. Treasury obligations valued at $1,275,000,002; 0.13%-6.88%; 03/15/2018-05/15/2046)	1.36%	03/01/2018	1,250,047,222	1,250,000,000
CIBC World Markets Corp., agreement dated 02/28/2018, maturing value of $1,000,037,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,109; 1.38%-4.63%; 04/30/2020-11/15/2046)	1.36%	03/01/2018	1,000,037,778	1,000,000,000
Citigroup Global Markets, Inc., term agreement dated 02/22/2018, maturing value of $500,129,306 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%-4.25%; 05/15/2018-11/15/2047)(d)	1.33%	03/01/2018	500,129,306	500,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 02/23/2018, maturing value of $400,105,000 (collateralized by U.S. Treasury obligations valued at $408,000,089; 0.75%-3.13%; 10/31/2018-08/15/2044)(d)	1.35%	03/02/2018	400,105,000	400,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 02/27/2018, maturing value of $500,131,250 (collateralized by U.S. Treasury Obligations valued at $510,000,022; 0%-2.50%; 05/31/2018-01/31/2025)(d)	1.35%	03/06/2018	500,131,250	500,000,000
DNB Bank ASA, agreement dated 02/28/2018, maturing value of $1,100,041,861 (collateralized by U.S. Treasury obligations valued at $1,122,000,043; 1.50%-2.50%; 08/31/2018-11/15/2024)	1.37%	03/01/2018	1,100,041,861	1,100,000,000
Fixed Income Clearing Corp. — Bank of New York Mellon (The), agreement dated 02/28/2018, maturing value of $400,015,222 (collateralized by U.S. Treasury obligations valued at $408,000,094; 1.38%-2.25%; 06/30/2023-05/15/2025)	1.37%	03/01/2018	400,015,222	400,000,000
HSBC Securities (USA) Inc., term agreement dated 02/27/2018, maturing value of $400,105,000 (collateralized by U.S. Treasury Obligations valued at $408,003,950; 0.13%; 04/15/2020-04/15/2021)(d)	1.35%	03/06/2018	400,105,000	400,000,000
ING Financial Markets, LLC, term agreement dated 02/23/2018, maturing value of $100,026,056 (collateralized by U.S. Treasury obligations valued at $102,000,037; 0.50%-4.38%; 06/30/2019-11/15/2047)(d)	1.34%	03/02/2018	100,026,056	100,000,000
J.P. Morgan Securities LLC, agreement dated 02/28/2018, maturing value of $250,009,444 (collateralized by U.S. Treasury obligations valued at $255,003,742; 1.50%-2.00%; 05/31/2020-02/15/2022)	1.36%	03/01/2018	250,009,444	250,000,000
Lloyds Bank PLC, joint term agreement dated 01/17/2018, aggregate maturing value of $501,286,250 (collateralized by U.S. Treasury obligations valued at $506,502,144; 1.00%-7.63%; 11/30/2019-02/15/2026)	1.47%	03/22/2018	210,540,225	210,000,000
Lloyds Bank PLC, joint term agreement dated 02/23/2018, aggregate maturing value of $500,575,556 (collateralized by U.S. Treasury obligations valued at $509,956,295; 0.88%-7.50%; 07/15/2018-11/15/2024)	1.48%	03/26/2018	205,235,978	205,000,000
Lloyds Bank PLC, term agreement dated 02/16/2018, maturing value of $250,287,778 (collateralized by U.S. Treasury obligations valued at $255,090,769; 1.50%-2.13%; 05/31/2020-11/15/2022)	1.48%	03/20/2018	250,287,778	250,000,000
Lloyds Bank PLC, term agreement dated 02/20/2018, maturing value of $300,357,667 (collateralized by U.S. Treasury obligations valued at $305,996,254; 1.75%-2.63%; 10/31/2020-08/15/2025)	1.48%	03/22/2018	300,357,667	300,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 02/28/2018, maturing value of $150,005,708 (collateralized by a U.S. Treasury obligation valued at $153,000,074; 1.63%; 11/15/2022)	1.37%	03/01/2018	150,005,708	150,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/28/2018, aggregate maturing value of $1,200,334,267 (collateralized by U.S. Treasury obligations valued at $1,233,979,365; 0%-4.50%; 03/29/2018-02/15/2043)(d)	1.39%	03/07/2018	510,139,930	510,002,087
Mitsubishi UFJ Trust and Banking Corp., joint term agreement dated 02/28/2018, aggregate maturing value of $2,308,440,738 (collateralized by U.S. Treasury obligations valued at $2,358,620,162; 1.63%-2.25%; 08/31/2022-02/15/2027)(d)	1.40%	03/07/2018	941,818,814	941,562,500
National Australia Bank Ltd., joint term agreement dated 02/27/2018, aggregate maturing value of $500,133,194 (collateralized by U.S. Treasury obligations valued at $509,532,574; 0.13%-2.13%; 04/15/2019-11/30/2023)(d)	1.37%	03/06/2018	250,066,597	250,000,000
Natixis, agreement dated 02/28/2018, maturing value of $750,028,333 (collateralized by U.S. Treasury obligations valued at $765,000,038; 0%—8.50%; 04/15/2018—08/15/2047)	1.36%	03/01/2018	750,028,333	750,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Natixis, term agreement dated 02/23/2018, maturing value of $500,130,278 (collateralized by U.S. Treasury obligations valued at $510,000,040; 0%-8.75%; 04/15/2018-08/15/2047)(d)	1.34%	03/02/2018	$500,130,278	$500,000,000
Natixis, term agreement dated 02/28/2018, maturing value of $750,201,250 (collateralized by U.S. Treasury obligations valued at $765,000,007; 0.13%-8.75%; 05/31/2018-05/15/2045)(d)	1.38%	03/07/2018	750,201,250	750,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2018, maturing value of $313,663,122 (collateralized by U.S. Treasury obligations valued at $321,638,491; 0%-2.50%; 11/15/2025-02/15/2045)	1.42%	03/01/2018	313,663,122	313,650,750
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2018, maturing value of $113,191,965 (collateralized by U.S. Treasury obligations valued at $116,584,000; 0%; 08/15/2033-02/15/2045)	1.42%	03/01/2018	113,191,965	113,187,500
Royal Bank of Canada, agreement dated 02/28/2018, maturing value of $50,001,889 (collateralized by a U.S. Treasury obligation valued at $51,000,055; 1.13%; 02/28/2021)	1.36%	03/01/2018	50,001,889	50,000,000
Royal Bank of Canada, term agreement dated 02/09/2018, maturing value of $751,161,667 (collateralized by U.S. Treasury obligations valued at $765,000,045; 0.13%-7.63%; 04/15/2019-05/15/2046)(d)	1.36%	03/22/2018	751,161,667	750,000,000
Societe Generale, open agreement dated 04/27/2017 (collateralized by U.S. Treasury Obligations valued at $1,020,000,025; 0%-7.63%; 03/29/2018-02/15/2048)(e)	1.32%	—	—	1,000,000,000
Societe Generale, term agreement dated 01/19/2018, maturing value of $200,482,222 (collateralized by U.S. Treasury obligations valued at $204,000,031; 0%-3.13%; 07/12/2018-02/15/2048)	1.40%	03/22/2018	200,482,222	200,000,000
Societe Generale, term agreement dated 02/22/2018, maturing value of $100,026,444 (collateralized by U.S. Treasury obligations valued at $102,000,096; 0%-7.63%; 03/29/2018-05/15/2047)(d)	1.36%	03/01/2018	100,026,444	100,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $1,000,038,056 (collateralized by U.S. Treasury obligations valued at $1,020,099,558; 3.63%; 02/15/2020)	1.37%	03/01/2018	546,072,192	546,051,411
TD Securities (USA) LLC, agreement dated 02/28/2018, maturing value of $500,018,750 (collateralized by U.S. Treasury obligations valued at $510,000,055; 0%-4.75%; 03/01/2018-08/15/2047)	1.35%	03/01/2018	500,018,750	500,000,000
Wells Fargo Securities, LLC, agreement dated 02/28/2018, maturing value of $565,021,188 (collateralized by U.S. Treasury obligations valued at $576,300,016; 0%-2.75%; 06/28/2018-02/28/2025)	1.35%	03/01/2018	565,021,188	565,000,000
Wells Fargo Securities, LLC, term agreement dated 02/23/2018, maturing value of $200,052,111 (collateralized by U.S. Treasury obligations valued at $204,000,092; 0.13%-9.13%; 05/15/2018-05/15/2044)(d)	1.34%	03/02/2018	200,052,111	200,000,000
Total Repurchase Agreements (Cost $16,074,454,248)				16,074,454,248
TOTAL INVESTMENTS IN SECURITIES(f)–111.63% (Cost $29,614,644,296)				29,614,644,296
OTHER ASSETS LESS LIABILITIES–(11.63)%				(3,085,939,665)
NET ASSETS–100.00%				$26,528,704,631

Notes to Schedule of Investments:

(a)	Securities traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	44.6%
8-30	14.7
31-60	5.3
61-90	2.9
91-180	14.9
181+	17.6

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–34.70%
Federal Farm Credit Bank (FFCB)–2.81%
Unsec. Bonds (1 mo. USD LIBOR + 0.12%)(a)	1.71%	03/21/2018	$20,000	$20,000,503
Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(a)	1.52%	12/04/2019	125,000	124,994,253
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.51%	12/16/2019	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.52%	09/25/2019	110,000	109,990,654
Unsec. Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.46%	12/06/2018	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.45%	04/11/2019	75,000	75,000,000
Unsec. Bonds (3 mo. USD LIBOR)(a)	1.80%	05/09/2018	9,500	9,503,327
Unsec. Bonds (3 mo. USD LIBOR - 0.03%)(a)	1.46%	03/02/2018	40,000	40,000,179
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.53%	08/28/2019	145,000	144,978,793
				744,467,709

Federal Home Loan Bank (FHLB)–29.28%
Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(a)	1.53%	09/18/2019	50,000	50,016,548
Unsec. Bonds (1 mo. USD LIBOR - 0.07%)(a)	1.52%	02/15/2019	280,000	280,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.07%)(a)	1.52%	02/19/2019	75,000	75,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.57%	02/28/2019	235,000	235,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.50%	03/06/2019	246,000	246,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.52%	08/22/2019	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.49%	01/11/2019	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	01/14/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.53%	01/25/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	05/17/2019	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	06/06/2019	150,000	150,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	06/14/2019	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	07/17/2019	72,000	72,001,467
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	08/14/2019	125,000	125,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(a)	1.49%	12/21/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(a)	1.49%	04/18/2019	85,000	85,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.52%	07/26/2018	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.47%	08/01/2018	200,000	200,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.49%	04/22/2019	285,000	285,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.47%	12/14/2018	404,000	404,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	10/10/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.49%	10/26/2018	193,000	193,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	11/05/2018	115,000	115,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	11/09/2018	210,000	210,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.46%	11/15/2018	220,000	220,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.44%	07/03/2018	300,000	300,000,044
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.45%	10/12/2018	120,000	120,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.46%	10/19/2018	200,000	200,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.17%)(a)	1.34%	03/06/2018	225,000	225,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.17%)(a)	1.37%	03/09/2018	100,000	100,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.18%)(a)	1.43%	03/19/2018	145,000	145,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.39%	03/19/2018	175,000	175,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.39%	03/19/2018	$100,000	$100,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.26%)(a)	1.45%	04/12/2018	220,000	220,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.26%)(a)	1.46%	04/13/2018	225,000	224,999,928
Unsec. Bonds (3 mo. USD LIBOR - 0.27%)(a)	1.48%	04/20/2018	86,000	85,999,083
Unsec. Bonds (3 mo. USD LIBOR - 0.27%)(a)	1.47%	04/23/2018	140,000	139,998,964
Unsec. Bonds (3 mo. USD LIBOR - 0.31%)(a)	1.53%	08/15/2018	58,000	57,990,091
Unsec. Bonds (3 mo. USD LIBOR - 0.35%)(a)	1.44%	05/08/2018	230,000	230,000,349
Unsec. Disc. Notes(b)	1.40%	03/16/2018	45,267	45,240,594
Unsec. Disc. Notes(b)	1.59%	04/13/2018	10,800	10,779,489
Unsec. Disc. Notes(b)	1.59%	04/17/2018	50,000	49,896,209
Unsec. Disc. Notes(b)	1.60%	04/18/2018	51,400	51,290,960
Unsec. Disc. Notes(b)	1.60%	04/20/2018	33,300	33,226,024
Unsec. Disc. Notes(b)	1.61%	04/25/2018	100,000	99,755,097
Unsec. Global Bonds (1 mo. USD LIBOR - 0.05%)(a)	1.53%	07/12/2018	200,000	200,026,232
Unsec. Global Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.50%	03/01/2019	165,000	165,002,873
Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	06/14/2019	30,000	30,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.49%	07/08/2019	150,000	150,009,428
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.47%	12/21/2018	150,000	150,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.47%	11/19/2018	120,000	120,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.48%	04/06/2018	136,000	136,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.35%)(a)	1.45%	05/09/2018	100,000	100,000,000
				7,750,233,380

Federal Home Loan Mortgage Corp. (FHLMC)–0.79%
Unsec. Disc. Notes(b)	1.38%	03/19/2018	160,000	159,889,600
Unsec. Medium-Term Notes (1 mo. USD LIBOR - 0.10%)(a)	1.48%	08/08/2019	50,000	50,000,000
				209,889,600

Federal National Mortgage Association (FNMA)–0.49%
Unsec. Disc. Notes(b)	1.38%	03/14/2018	130,000	129,935,217

Overseas Private Investment Corp. (OPIC)–1.33%
Sec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	11/15/2028	97,727	97,727,273
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	06/15/2025	24,000	24,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	09/15/2020	116,000	116,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	07/15/2025	39,167	39,166,667
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.70%	05/15/2030	10,452	10,452,000
Unsec. Gtd. VRD COP Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.62%	07/09/2026	43,350	43,350,000
				350,695,940
Total U.S. Government Sponsored Agency Securities (Cost $9,185,221,846)				9,185,221,846

U.S. Treasury Securities–21.74%
U.S. Treasury Bills–20.11%(b)
U.S. Treasury Bills	1.14%	03/15/2018	350,000	349,845,378
U.S. Treasury Bills	1.32%	03/15/2018	160,000	159,917,866
U.S. Treasury Bills	1.38%	03/15/2018	687,000	686,632,127
U.S. Treasury Bills	1.39%	03/15/2018	120,000	119,935,367
U.S. Treasury Bills	1.35%	03/22/2018	150,000	149,881,787
U.S. Treasury Bills	1.36%	03/22/2018	250,000	249,801,615

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–(continued)
U.S. Treasury Bills	1.50%	03/29/2018	$600,000	$599,302,332
U.S. Treasury Bills	1.43%	04/05/2018	178,000	177,753,396
U.S. Treasury Bills	1.46%	04/05/2018	210,000	209,703,720
U.S. Treasury Bills	1.23%	04/12/2018	400,000	399,430,667
U.S. Treasury Bills	1.64%	05/24/2018	335,000	333,721,974
U.S. Treasury Bills	1.59%	07/12/2018	400,000	397,666,958
U.S. Treasury Bills	1.60%	07/19/2018	125,000	124,226,111
U.S. Treasury Bills	1.61%	07/19/2018	375,000	372,667,639
U.S. Treasury Bills	1.63%	07/26/2018	300,000	298,021,626
U.S. Treasury Bills	1.64%	08/02/2018	400,000	397,219,038
U.S. Treasury Bills	1.85%	08/30/2018	300,000	297,235,875
				5,322,963,476

U.S. Treasury Notes–1.63%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(a)	1.65%	01/31/2020	60,000	59,998,850
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(a)	1.71%	07/31/2019	370,000	370,015,134
				430,013,984
Total U.S. Treasury Securities (Cost $5,752,977,460)				5,752,977,460
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements) (Cost $14,938,199,306)				14,938,199,306

			Repurchase Amount
Repurchase Agreements–47.00%(d)
ABN AMRO Bank N.V., agreement dated 02/28/2018, maturing value of $700,026,833 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $714,000,032; 1.25%-6.50%; 10/31/2018-12/01/2047)	1.38%	03/01/2018	700,026,833	700,000,000
Bank of Montreal, joint term agreement dated 02/08/2018, aggregate maturing value of $500,656,250 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0%-3.75%; 03/15/2018-11/15/2047)(e)	1.35%	03/15/2018	220,288,750	220,000,000
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $200,007,667 (collateralized by U.S. government sponsored agency obligations valued at $204,000,000; 2.65%-4.50%; 05/01/2035-09/01/2047)	1.38%	03/01/2018	200,007,667	200,000,000
CIBC World Markets Corp., agreement dated 02/28/2018, maturing value of $1,075,041,208 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,096,500,092; 1.38%-5.50%; 04/30/2020-01/01/2048)	1.38%	03/01/2018	1,075,041,208	1,075,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2018, aggregate maturing value of $400,015,111 (collateralized by U.S. Treasury obligations valued at $408,000,000; 0%; 11/15/2018-08/15/2045)	1.36%	03/01/2018	200,007,556	200,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/22/2018, aggregate maturing value of $250,066,111 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $255,000,007; 1.50%-3.50%; 05/31/2020-08/01/2047)(e)	1.36%	03/01/2018	135,035,700	135,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2018, aggregate maturing value of $500,133,194 (collateralized by U.S. government sponsored agency obligations valued at $510,000,000; 3.00%-5.00%; 04/01/2027-03/01/2048)(e)	1.37%	03/02/2018	250,066,597	250,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 02/27/2018, maturing value of $250,066,111 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $255,000,062; 1.88%-3.50%; 08/31/2022-02/01/2048)(e)	1.36%	03/06/2018	250,066,111	250,000,000
DNB Bank ASA, agreement dated 02/28/2018, maturing value of $300,011,417 (collateralized by U.S. Treasury obligations valued at $306,000,088; 0.13%-1.88%; 06/15/2020-05/31/2022)	1.37%	03/01/2018	300,011,417	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. — Bank of New York Mellon (The), agreement dated 02/28/2018, maturing value of $400,015,222 (collateralized by U.S. Treasury obligations valued at $408,000,078; 2.00%-3.00%; 02/15/2022-05/15/2047)	1.37%	03/01/2018	$400,015,222	$400,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2018, aggregate maturing value of $100,003,833 (collateralized by domestic agency mortgage-backed securities valued at $102,000,000; 2.50%-4.50%; 09/01/2018-02/01/2048)	1.38%	03/01/2018	60,002,300	60,000,000
ING Financial Markets, LLC, joint term agreement dated 02/23/2018, aggregate maturing value of $250,066,111 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.00%-5.50%; 02/01/2021-01/01/2048)(e)	1.36%	03/02/2018	85,022,478	85,000,000
ING Financial Markets, LLC, joint term agreement dated 12/14/2017, maturing value of $376,429,167 (collateralized by U.S. government sponsored agency obligations valued at $382,500,001; 2.00%-5.50%; 04/01/2020-02/01/2048)	1.40%	03/22/2018	306,162,389	305,000,000
ING Financial Markets, LLC, term agreement dated 12/15/2017, maturing value of $75,285,833 (collateralized by domestic agency mortgage-backed securities valued at $76,500,000; 1.70%-4.50%; 10/01/2027-02/01/2048)	1.40%	03/23/2018	75,285,833	75,000,000
Lloyds Bank PLC, joint term agreement dated 01/17/2018, aggregate maturing value of $501,286,250 (collateralized by U.S. Treasury obligations valued at $506,502,144; 1.00%-7.63%; 11/30/2019-02/15/2026)	1.47%	03/22/2018	225,578,813	225,000,000
Lloyds Bank PLC, joint term agreement dated 02/23/2018, aggregate maturing value of $500,575,556 (collateralized by U.S. Treasury obligations valued at $509,956,295; 0.88%-7.50%; 07/15/2018-11/15/2024)	1.48%	03/26/2018	225,259,000	225,000,000
Lloyds Bank PLC, joint term agreement dated 12/04/2017, aggregate maturing value of $501,794,722 (collateralized by U.S. Treasury obligations valued at $513,607,959; 1.38%-6.13%; 06/30/2020-11/15/2027)	1.42%	03/05/2018	361,292,200	360,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/28/2018, aggregate maturing value of $1,200,334,267 (collateralized by U.S. Treasury obligations valued at $1,233,979,365; 0%-4.50%; 03/29/2018-02/15/2043)(e)	1.39%	03/07/2018	500,136,264	500,001,125
Mitsubishi UFJ Trust and Banking Corp., joint term agreement dated 02/28/2018, aggregate maturing value of $2,308,440,738 (collateralized by U.S. Treasury obligations valued at $2,358,620,162; 1.63%-2.25%; 08/31/2022-02/15/2027)(e)	1.40%	03/07/2018	1,074,729,986	1,074,437,500
National Australia Bank Ltd., joint term agreement dated 02/27/2018, aggregate maturing value of $500,133,194 (collateralized by U.S. Treasury obligations valued at $509,532,574; 0.13%-2.13%; 04/15/2019-11/30/2023)(e)	1.37%	03/06/2018	250,066,597	250,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2018, maturing value of $365,536,918 (collateralized by U.S. Treasury obligations valued at $375,976,160; 0%; 02/15/2026-05/15/2045)	1.42%	03/01/2018	365,539,918	365,522,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2018, maturing value of $60,377,381 (collateralized by U.S. Treasury obligations valued at $61,868,000; 0%; 08/15/2033)	1.42%	03/01/2018	60,377,381	60,375,000
RBC Capital Markets LLC, joint term agreement dated 02/28/2018, aggregate maturing value of $1,000,000,000 (collateralized by U.S. government sponsored agency obligations valued at $1,020,000,000; 0%-7.50%; 03/25/2018-11/25/2057)(a)(e)	1.42%	04/30/2018	590,000,000	590,000,000
Royal Bank of Canada, joint term agreement dated 02/08/2018, aggregate maturing value of $1,101,339,556 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,122,000,000; 1.88%-7.00%; 01/31/2022-11/15/2057)(e)	1.37%	03/12/2018	891,083,822	890,000,000
Royal Bank of Canada, term agreement dated 02/23/2018, maturing value of $75,019,833 (collateralized by domestic agency mortgage-backed securities valued at $76,500,000; 3.50%-4.50%; 02/01/2029-01/01/2048)(e)	1.36%	03/02/2018	75,019,833	75,000,000
Societe Generale, joint open agreement dated 04/27/2017 (collateralized by U.S. Government sponsered agency obligations and U.S. Treasury obligations valued at $1,530,000,152; 0%-7.63%; 03/29/2018-11/20/2064)(f)	1.34%	—	—	1,115,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $1,000,038,056 (collateralized by U.S. Treasury obligations valued at $1,020,099,558; 3.63%; 02/15/2020)	1.37%	03/01/2018	453,965,864	453,948,589

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	$1,274,728,301	$1,274,679,084
Wells Fargo Securities, LLC, joint agreement dated 02/28/2018, aggregate maturing value of $760,028,922 (collateralized by U.S. government sponsored agency obligations valued at $775,200,000; 4.00%; 07/01/2047-03/01/2048)	1.37%	03/01/2018	725,027,590	725,000,000
Total Repurchase Agreements (Cost $12,438,963,798)				12,438,963,798
TOTAL INVESTMENTS IN SECURITIES(g)–103.44% (Cost $27,377,163,104)				27,377,163,104
OTHER ASSETS LESS LIABILITIES–(3.44)%				(910,581,357)
NET ASSETS–100.00%				$26,466,581,747

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
LIBOR	– London Interbank Offered Rate
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amounts and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	44.7%
8-30	14.7
31-60	6.7
61-90	2.5
91-180	8.9
181+	22.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–110.23%
U.S. Treasury Bills–88.61%(a)
U.S. Treasury Bills	1.15%	03/01/2018	$75,000	$75,000,000
U.S. Treasury Bills	1.16%	03/01/2018	65,400	65,400,000
U.S. Treasury Bills	1.23%	03/08/2018	5,000	4,998,809
U.S. Treasury Bills	1.28%	03/08/2018	40,700	40,690,040
U.S. Treasury Bills	1.29%	03/08/2018	3,900	3,899,022
U.S. Treasury Bills	1.14%	03/15/2018	18,900	18,891,651
U.S. Treasury Bills	1.31%	03/15/2018	3,300	3,298,325
U.S. Treasury Bills	1.32%	03/15/2018	5,000	4,997,433
U.S. Treasury Bills	1.38%	03/15/2018	123,000	122,933,990
U.S. Treasury Bills	1.36%	03/22/2018	160,800	160,672,463
U.S. Treasury Bills	1.37%	03/22/2018	24,800	24,780,181
U.S. Treasury Bills	1.18%	03/29/2018	9,309	9,300,529
U.S. Treasury Bills	1.50%	03/29/2018	100,000	99,883,722
U.S. Treasury Bills	1.20%	04/05/2018	10,000	9,988,431
U.S. Treasury Bills	1.31%	04/05/2018	600	599,236
U.S. Treasury Bills	1.43%	04/05/2018	26,000	25,963,979
U.S. Treasury Bills	1.46%	04/05/2018	39,500	39,444,269
U.S. Treasury Bills	1.23%	04/12/2018	10,000	9,985,766
U.S. Treasury Bills	1.44%	04/12/2018	15,000	14,974,975
U.S. Treasury Bills	1.48%	04/12/2018	17,400	17,369,936
U.S. Treasury Bills	1.51%	04/12/2018	32,100	32,043,432
U.S. Treasury Bills	1.56%	04/12/2018	100,000	99,818,000
U.S. Treasury Bills	1.25%	04/19/2018	10,000	9,983,122
U.S. Treasury Bills	1.41%	04/19/2018	8,700	8,683,363
U.S. Treasury Bills	1.46%	04/19/2018	10,000	9,980,223
U.S. Treasury Bills	1.48%	04/19/2018	15,000	14,969,885
U.S. Treasury Bills	1.44%	04/26/2018	30,000	29,933,267
U.S. Treasury Bills	1.51%	05/10/2018	30,000	29,912,500
U.S. Treasury Bills	1.55%	05/10/2018	20,000	19,940,111
U.S. Treasury Bills	1.64%	05/24/2018	20,000	19,923,700
U.S. Treasury Bills	1.65%	05/31/2018	30,000	29,875,633
U.S. Treasury Bills	1.54%	06/28/2018	30,000	29,848,275
U.S. Treasury Bills	1.59%	07/12/2018	40,000	39,767,065
U.S. Treasury Bills	1.61%	07/19/2018	40,000	39,751,111
U.S. Treasury Bills	1.61%	07/26/2018	10,000	9,934,830
U.S. Treasury Bills	1.63%	07/26/2018	15,000	14,901,081
U.S. Treasury Bills	1.64%	08/02/2018	15,000	14,895,729
U.S. Treasury Bills	1.83%	08/30/2018	10,000	9,907,863
				1,217,141,947

U.S. Treasury Notes–21.62%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(b)	1.84%	04/30/2018	40,000	40,019,016
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.83%	07/31/2018	53,000	53,004,957
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	1.82%	10/31/2018	35,000	35,000,667

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.79%	01/31/2019	$49,000	$49,009,376
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.72%	04/30/2019	38,000	38,003,128
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.71%	07/31/2019	19,000	18,999,279
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	1.70%	10/31/2019	47,000	47,005,869
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	1.65%	01/31/2020	16,000	15,997,955
				297,040,247
TOTAL INVESTMENTS IN SECURITES–110.23% (Cost $1,514,182,194)				1,514,182,194
OTHER ASSETS LESS LIABILITIES–(10.23)%				(140,545,490)
NET ASSETS–100.00%				$1,373,636,704

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	9.3%
8-30	32.6
31-60	21.4
61-90	7.3
91-180	15.3
181+	14.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.89%
Alabama–4.19%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	1.09%	07/01/2040	$8,405	$8,405,000

Arizona–1.80%
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	1.09%	06/15/2031	1,975	1,975,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	1.09%	06/15/2031	1,640	1,640,000
				3,615,000

California–3.43%
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.97%	05/01/2034	4,170	4,170,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	1.03%	08/01/2042	2,700	2,700,000
				6,870,000

Colorado–0.82%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	02/01/2031	908	908,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	07/01/2034	735	735,000
				1,643,000

Delaware–2.04%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.11%	09/01/2036	3,085	3,085,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.09%	05/01/2036	1,005	1,005,000
				4,090,000

District of Columbia–1.50%
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)	1.09%	10/01/2039	3,000	3,000,000

Florida–5.96%
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(a)(b)	1.09%	10/01/2050	3,800	3,800,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.15%	11/01/2036	2,445	2,445,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.12%	07/01/2032	1,735	1,735,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(a)(b)	1.13%	11/01/2038	3,960	3,960,000
				11,940,000

Georgia–5.14%
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	1.01%	09/01/2035	4,190	4,190,000
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.07%	01/01/2030	2,000	2,000,000
Series 2010 A, Ref. VRD PCR (LOC–Bank of Montreal)(a)(b)	1.12%	01/01/2036	3,000	3,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	09/01/2020	1,100	1,100,000
				10,290,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–4.16%
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	1.17%	08/01/2030	$3,400	$3,400,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	1.05%	12/01/2046	4,935	4,935,000
				8,335,000

Indiana–8.09%
Huntington (City of) (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	08/01/2037	5,240	5,240,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	1.23%	06/01/2035	7,385	7,385,000
Purdue University; Series 2011 A, VRD COP(a)	1.04%	07/01/2035	3,082	3,081,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.09%	10/01/2019	500	500,000
				16,206,500

Louisiana–1.52%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	1.07%	07/01/2047	1,490	1,490,000
New Orleans (Port of) Board of Commissioners; Series 2010, Ref. VRD Subordinate Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.12%	06/01/2034	625	625,000
St. James (Parish of) (NuStar Logistics, L.P.); Series 2010 B, VRD RB (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)	1.13%	12/01/2040	930	930,000
				3,045,000

Massachusetts–1.72%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	1.10%	10/01/2038	1,650	1,650,000
Massachusetts (State of); Series 2017 B, Limited Tax GO RAN	2.00%	05/21/2018	1,800	1,804,523
				3,454,523

Michigan–1.16%
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	1.10%	01/15/2026	445	445,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.10%	03/01/2031	1,885	1,885,000
				2,330,000

Minnesota–4.47%
Burnsville (City of) (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	1.17%	10/15/2033	1,175	1,175,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	1.18%	11/15/2031	3,465	3,465,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	1.07%	11/01/2035	4,180	4,180,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	1.07%	10/01/2033	138	138,000
				8,958,000

Mississippi–3.94%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	1.15%	12/01/2030	150	150,000
Series 2010 C, VRD Gulf Opportunity Zone IDR(a)	1.09%	12/01/2030	2,035	2,035,000
Series 2010 E, VRD Gulf Opportunity Zone IDR(a)	1.09%	12/01/2030	5,700	5,700,000
				7,885,000

Missouri–3.11%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	1.09%	11/01/2037	525	525,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	1.10%	08/01/2038	1,245	1,245,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(b)	1.14%	02/01/2031	$3,860	$3,860,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	1.19%	12/01/2019	595	595,000
				6,225,000

Nevada–2.02%
Truckee Meadows Water Authority; Series 2006 B, Commercial Paper Notes (LOC–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(b)	1.25%	05/15/2018	4,050	4,050,000

New York–7.90%
Metropolitan Transportation Authority;
Subseries 2005 D-1, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(b)	1.13%	11/01/2035	4,980	4,980,000
Subseries 2005 D-2, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(b)	1.11%	11/01/2035	3,290	3,290,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC–Mizuho Bank, Ltd.)(a)(b)	1.07%	05/01/2039	2,000	2,000,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)	1.18%	05/01/2050	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	1.17%	11/01/2049	4,550	4,550,000
				15,820,000

North Carolina–0.90%
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC–TD Bank, N.A.)(a)(b)(c)	1.05%	05/01/2036	1,800	1,800,000

Oregon–1.72%
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	1.12%	08/01/2034	3,450	3,450,000

Pennsylvania–4.05%
Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(a)(b)	1.11%	11/01/2039	422	422,000
Derry (Township of) Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N. A.)(a)(b)	1.10%	11/01/2030	500	500,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	1.09%	03/01/2030	2,795	2,795,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.11%	10/15/2025	1,370	1,370,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	1.10%	09/01/2028	1,886	1,886,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	1.09%	11/01/2029	600	600,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(b)	1.10%	07/01/2027	550	550,000
				8,123,000

Texas–13.64%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	1.11%	08/01/2035	6,405	6,405,000
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(a)	1.10%	11/01/2041	1,300	1,300,000
Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.12%	02/15/2042	635	635,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	1.09%	01/01/2049	4,215	4,215,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.09%	04/01/2026	2,722	2,722,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	1.09%	05/01/2042	2,150	2,150,000
Texas (State of); Series 2017, TRAN	4.00%	08/30/2018	5,700	5,786,681
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.98%	08/01/2025	4,120	4,120,000
				27,333,681

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–3.25%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)	1.13%	11/01/2024	$3,612	$3,612,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	1.15%	04/01/2042	2,900	2,900,000
				6,512,000

Virginia–2.99%
Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	1.10%	08/01/2037	2,500	2,500,000
University of Virginia; Series 2018 A, Commercial Paper Notes	1.12%	03/08/2018	3,500	3,500,000
				6,000,000

Washington–2.10%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	1.13%	09/01/2049	4,200	4,200,000

West Virginia–2.09%
Cabell (County of) (Provident Group — Marshall Properties LLC — Marshall University); Series 2010 A, VRD University Facilities RB (LOC–Bank of America, N.A.)(a)(b)	1.15%	07/01/2039	1,050	1,050,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	1.12%	01/01/2034	3,130	3,130,000
				4,180,000

Wisconsin–3.18%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	1.11%	10/01/2042	4,220	4,220,000
Milwaukee (City of); Series 2017 M-11, School RAN	5.00%	09/27/2018	2,100	2,147,828
				6,367,828

Wyoming–2.00%
Lincoln (County of) (ExxonMobil); Series 2014, Ref. VRD PCR(a)	1.14%	10/01/2044	4,000	4,000,000
TOTAL INVESTMENTS IN SECURITIES(e)(f)–98.89% (Cost $198,128,532)				198,128,532
OTHER ASSETS LESS LIABILITIES–1.11%				2,218,294
NET ASSETS–100.00%				$200,346,826

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Invesco Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(d)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2018 represented 1.70% of the Fund’s Net Assets.
(e)	Also represents cost for federal income tax purposes.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Federal Home Loan Bank	5.4%

Portfolio Composition by Maturity

In days, as of 02/28/2018

1-7	91.2%
8-30	1.8
31-60	—
61-90	3.0
91-180	—
181+	4.0

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Assets:
Investments in securities, at value	$1,909,330,734	$289,991,202	$13,540,190,048	$14,938,199,306	$1,514,182,194	$198,128,532
Repurchase agreements	669,390,695	131,158,323	16,074,454,248	12,438,963,798	—	—
Receivable for:
Investments sold	—	—	—	—	—	2,005,054
Interest	1,213,123	169,887	6,559,557	12,936,490	398,418	334,292
Fund expenses absorbed	—	—	192,515	65,153	20,469	5,441
Investment for trustee deferred compensation and retirement plans	3,820,079	1,063,222	2,266,349	1,031,485	131,441	378,349
Other assets	40,994	179,475	118,329	422,732	52,131	73,560
Total assets	2,583,795,625	422,562,109	29,623,781,046	27,391,618,964	1,514,784,653	200,925,228

Liabilities:
Payable for:
Investments purchased	—	—	3,060,086,427	896,538,207	139,667,218	—
Amount due custodian	—	—	6,512,475	927,423	6,660	—
Dividends	3,053,548	453,959	24,912,470	25,692,274	1,264,683	116,102
Accrued fees to affiliates	34,807	2,535	684,843	572,024	31,362	15,740
Accrued trustees’ and officer’s fees and benefits	3,986	4,082	52,471	56,456	6,003	4,238
Accrued operating expenses	102,202	37,920	210,418	20,051	25,744	23,275
Trustee deferred compensation and retirement plans	4,294,659	1,181,861	2,617,311	1,230,782	146,279	419,048
Total liabilities	7,489,202	1,680,357	3,095,076,415	925,037,217	141,147,949	578,403
Net assets applicable to shares outstanding	$2,576,306,423	$420,881,752	$26,528,704,631	$26,466,581,747	$1,373,636,704	$200,346,825

Net assets consist of:
Shares of beneficial interest	$2,576,230,027	$420,112,540	$26,528,016,990	$26,466,509,242	$1,373,702,289	$200,509,685
Undistributed net investment income	125,723	768,843	445,995	208,988	(12,543)	(104,955)
Undistributed net realized gain (loss)	8,085	1,942	241,646	(136,483)	(53,042)	(57,905)
Net unrealized appreciation (depreciation)	(57,412)	(1,573)	—	—	—	—
	$2,576,306,423	$420,881,752	$26,528,704,631	$26,466,581,747	$1,373,636,704	$200,346,825
Cost of Investments	$2,578,778,842	$421,151,098	$29,614,644,296	$27,377,163,104	$1,514,182,194	$198,128,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

February 28, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$2,545,619,200	$416,671,336	$24,044,592,088	$25,046,080,286	$1,328,658,137	$112,865,021
Private Investment Class	$6,410,598	$1,862,844	$630,268,529	$393,539,939	$1,259,294	$37,329,458
Personal Investment Class	$11,224	$612,548	$150,315,301	$8,429,471	$70,230	$10,004
Cash Management Class	$14,111,801	$1,061,449	$469,528,618	$265,460,441	$1,617,958	$24,123,366
Reserve Class	$776,448	$468,867	$283,039,048	$324,550,598	$41,926,357	$17,381,439
Resource Class	$1,061,004	$184,485	$582,365,227	$234,625,399	$94,604	$8,627,532
Corporate Class	$8,316,148	$20,223	$368,595,820	$193,895,613	$10,124	$10,005

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,545,292,041	416,671,862	24,043,288,291	25,045,904,613	1,328,666,526	112,850,643
Private Investment Class	6,409,785	1,862,847	630,235,060	393,537,172	1,259,260	37,324,700
Personal Investment Class	11,223	612,549	150,307,355	8,429,412	70,229	10,003
Cash Management Class	14,110,000	1,061,451	469,502,604	265,458,683	1,617,970	24,120,300
Reserve Class	776,345	468,868	283,024,039	324,548,299	41,926,649	17,379,371
Resource Class	1,060,868	184,485	582,334,204	234,623,690	94,604	8,626,218
Corporate Class	8,315,087	20,224	368,576,267	193,894,082	10,124	10,005
Net asset value, offering and redemption price per share for each class	$1.0001	$1.0000	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2018

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$11,016,787	$2,782,344	$152,502,051	$171,997,536	$7,950,097	$1,017,866

Expenses:
Advisory fees	1,038,391	294,246	18,484,180	14,169,879	843,473	193,582
Administrative services fees	381,775	118,844	4,304,547	4,914,088	363,359	53,832
Custodian fees	3,995	5,506	63,739	331,945	2,899	488
Distribution fees:
Private Investment Class	10,191	2,724	759,434	600,499	2,913	40,447
Personal Investment Class	31	1,668	399,413	43,543	299	3,819
Cash Management Class	3,580	445	170,211	96,285	647	10,291
Reserve Class	3,649	2,120	1,347,297	1,184,560	164,678	68,708
Resource Class	1,235	146	391,772	248,797	75	5,818
Corporate Class	1,709	3	59,385	21,709	2	—
Transfer agent fees	62,303	17,655	1,109,051	1,470,965	60,045	8,711
Trustees’ and officers’ fees and benefits	11,833	12,636	175,506	212,567	18,876	11,592
Registration and filing fees	45,173	50,695	73,378	116,679	45,087	51,989
Reports to shareholders	29,746	7,818	30,074	39,521	6,028	5,221
Professional services fees	31,190	26,385	145,917	115,866	29,398	26,590
Other	64,042	30,000	165,297	166,749	23,060	14,919
Total expenses	1,688,843	570,891	27,679,201	23,733,652	1,560,839	496,007
Less: Fees waived	(422,815)	(211,259)	(2,839,649)	(380,199)	(273,935)	(204,538)
Net expenses	1,266,028	359,632	24,839,552	23,353,453	1,286,904	291,469
Net investment income	9,750,759	2,422,712	127,662,499	148,644,083	6,663,193	726,397

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	8,085	1,571	508,617	394,818	19,166	(4,370)
Change in net unrealized appreciation (depreciation) of investment securities	(88,330)	(11,112)	—	—	—	—
Net increase in net assets resulting from operations	$9,670,514	$2,413,171	$128,171,116	$149,038,901	$6,682,359	$722,027

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 28, 2018	August 31, 2017	February 28, 2018	August 31, 2017
Operations:
Net investment income	$9,750,759	$4,871,296	$2,422,712	$3,235,998
Net realized gain	8,085	284,449	1,571	371
Change in net unrealized appreciation (depreciation)	(88,330)	30,918	(11,112)	9,539
Net increase in net assets resulting from operations	9,670,514	5,186,663	2,413,171	3,245,908

Distributions to shareholders from net investment income:
Institutional Class	(9,578,395)	(4,489,048)	(2,403,076)	(3,118,898)
Private Investment Class	(33,722)	(84,531)	(8,559)	(18,217)
Personal Investment Class	(41)	(1,713)	(2,094)	(26,443)
Cash Management Class	(55,476)	(138,836)	(6,413)	(59,666)
Reserve Class	(2,220)	(6,618)	(1,465)	(5,654)
Resource Class	(6,695)	(8,281)	(985)	(6,995)
Corporate Class	(74,210)	(142,269)	(120)	(125)
Total distributions from net investment income	(9,750,759)	(4,871,296)	(2,422,712)	(3,235,998)

Distributions to shareholders from net realized gains:
Institutional Class	—	(2,877,921)	—	—
Private Investment Class	—	(90,311)	—	—
Personal Investment Class	—	(5,195)	—	—
Cash Management Class	—	(133,371)	—	—
Reserve Class	—	(25,060)	—	—
Resource Class	—	(1,213)	—	—
Corporate Class	—	(67,014)	—	—
Total distributions from net realized gains	—	(3,200,085)	—	—

Share transactions–net:
Institutional Class	2,249,521,185	(10,122,727,290)	(7,250,126)	(1,183,946,896)
Private Investment Class	(570,719)	(234,302,026)	18,028	(139,216,079)
Personal Investment Class	4	(29,230,918)	1,928	(116,863,502)
Cash Management Class	6,374,743	(242,827,588)	(86,623)	(166,722,672)
Reserve Class	(167,937)	(99,217,916)	(31,777)	(20,973,659)
Resource Class	(265,872)	(5,919,518)	937	(16,683,703)
Corporate Class	(1,164,553)	(160,159,887)	116	11,449
Net increase (decrease) in net assets resulting from share transactions	2,253,726,851	(10,894,385,143)	(7,347,517)	(1,644,395,062)
Net increase (decrease) in net assets	2,253,646,606	(10,897,269,861)	(7,357,058)	(1,644,385,152)

Net assets:
Beginning of period	322,659,817	11,219,929,678	428,238,810	2,072,623,962
End of period*	$2,576,306,423	$322,659,817	$420,881,752	$428,238,810
* Includes accumulated undistributed net investment income	$125,723	$125,723	$768,843	$768,843

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2018	August 31, 2017	February 28, 2018	August 31, 2017
Operations:
Net investment income	$127,662,499	$112,926,205	$148,644,083	$139,006,726
Net realized gain (loss)	508,617	39,369	394,818	(531,300)
Net increase in net assets resulting from operations	128,171,116	112,965,574	149,038,901	138,475,426

Distributions to shareholders from net investment income:
Institutional Class	(118,310,761)	(103,892,394)	(142,980,682)	(133,552,021)
Private Investment Class	(1,938,276)	(1,423,813)	(1,537,809)	(1,460,534)
Personal Investment Class	(382,722)	(253,848)	(40,763)	(41,168)
Cash Management Class	(2,084,384)	(1,754,490)	(1,201,885)	(705,201)
Reserve Class	(741,181)	(324,958)	(702,464)	(661,922)
Resource Class	(2,196,137)	(1,659,524)	(1,389,284)	(1,330,994)
Corporate Class	(2,009,038)	(3,617,178)	(791,196)	(1,254,886)
Total distributions from net investment income	(127,662,499)	(112,926,205)	(148,644,083)	(139,006,726)

Share transactions–net:
Institutional Class	1,240,152,310	2,935,444,591	(2,645,710,477)	16,975,145,658
Private Investment Class	55,446,106	14,784,721	(116,955,166)	169,627,850
Personal Investment Class	10,077,226	17,413,815	(12,699,768)	13,622,071
Cash Management Class	(9,879,470)	75,974,874	96,430,410	18,926,896
Reserve Class	32,305,446	91,599,025	153,592,510	(144,921,764)
Resource Class	105,534,153	(6,111,394)	(107,521,673)	246,458,843
Corporate Class	(239,228,636)	(565,402,977)	(130,544,107)	8,002,319
Net increase (decrease) in net assets resulting from share transactions	1,194,407,135	2,563,702,655	(2,763,408,271)	17,286,861,873
Net increase (decrease) in net assets	1,194,915,752	2,563,742,024	(2,763,013,453)	17,286,330,573

Net assets:
Beginning of period	25,333,788,879	22,770,046,855	29,229,595,200	11,943,264,627
End of period*	$26,528,704,631	$25,333,788,879	$26,466,581,747	$29,229,595,200
* Includes accumulated undistributed net investment income	$445,995	$445,995	$208,988	$208,988

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 28, 2018	August 31, 2017	February 28, 2018	August 31, 2017
Operations:
Net investment income	$6,663,193	$5,625,681	$726,397	$978,198
Net realized gain (loss)	19,166	(69,048)	(4,370)	(14,722)
Net increase in net assets resulting from operations	6,682,359	5,556,633	722,027	963,476

Distributions to shareholders from net investment income:
Institutional Class	(6,549,109)	(5,499,185)	(469,501)	(638,667)
Private Investment Class	(8,553)	(6,562)	(100,490)	(82,433)
Personal Investment Class	(303)	(821)	(2,768)	(6,683)
Cash Management Class	(7,663)	(6,763)	(97,555)	(164,964)
Reserve Class	(97,108)	(111,357)	(30,206)	(71,643)
Resource Class	(407)	(601)	(25,867)	(13,707)
Corporate Class	(50)	(392)	(10)	(101)
Total distributions from net investment income	(6,663,193)	(5,625,681)	(726,397)	(978,198)

Share transactions–net:
Institutional Class	22,269,267	1,185,273,759	2,051,387	(339,954,549)
Private Investment Class	(1,964,788)	(2,936,998)	9,977,201	2,881,656
Personal Investment Class	22,388	(2,559,557)	(1,995,769)	(390,938)
Cash Management Class	336	(29,769,108)	(3,491,496)	(3,056,555)
Reserve Class	6,301,235	(1,007,763)	3,723,349	(7,877,273)
Resource Class	422	(99,477)	2,628,012	3,587,633
Corporate Class	47	(2,933,744)	10,004	(32,063)
Net increase (decrease) in net assets resulting from share transactions	26,628,907	1,145,967,112	12,902,688	(344,842,089)
Net increase (decrease) in net assets	26,648,073	1,145,898,064	12,898,318	(344,856,811)

Net assets:
Beginning of period	1,346,988,631	201,090,567	187,448,507	532,305,318
End of period*	$1,373,636,704	$1,346,988,631	$200,346,825	$187,448,507
* Includes accumulated undistributed net investment income	$(12,543)	$(12,543)	$(104,955)	$(104,955)

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”) (formerly Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio and Tax-Free Cash Reserve Portfolio). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

31                         Short-Term Investments Trust

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, began to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Invesco Liquid Asset Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets,

32                         Short-Term Investments Trust

the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

33                         Short-Term Investments Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2018, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Invesco Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

34                         Short-Term Investments Trust

For the six months ended February 28, 2018, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Invesco Liquid Assets Portfolio	$422,362	$—
Invesco STIC Prime Portfolio	210,685	—
Invesco Treasury Portfolio	2,371,330	—
Invesco Government & Agency Portfolio	—	—
Invesco Treasury Obligations Portfolio	208,699	—
Invesco Tax-Free Cash Reserve Portfolio	172,374	—

Voluntary fee waivers for the six months ended February 28, 2018 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	$—	$—	$—	$453	$—	$—
Invesco STIC Prime Portfolio	—	3	—	571	—	—
Invesco Treasury Portfolio	—	16,362	—	451,957	—	—
Invesco Government & Agency Portfolio	—	2,465	—	377,734	—	—
Invesco Treasury Obligations Portfolio	—	25	—	65,211	—	—
Invesco Tax-Free Cash Reserve Portfolio	—	1,033	—	31,131	—	—

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

35                         Short-Term Investments Trust

As of February 28, 2018, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 28, 2018, there were no material transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2018, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$79,891,007	$80,918,865	$0
Invesco STIC Prime Portfolio	27,262,215	51,275,067	0
Invesco Government & Agency Portfolio	10,879,508	0	0
Invesco Tax-Free Cash Reserve Portfolio	96,952,920	84,223,004	0

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

36                         Short-Term Investments Trust

The Funds below had a capital loss carryforward as of August 31, 2017, which expires as follows:

	Short-Term		Not Subject to Expiration
Fund	2018	2019		Total*
Invesco Liquid Assets Portfolio	$—	$—	$—	$—
Invesco STIC Prime Portfolio	—	—	—	—
Invesco Treasury Portfolio	—	—	266,972	266,972
Invesco Government & Agency Portfolio	—	—	531,300	531,300
Invesco Treasury Obligations Portfolio	—	—	61,535	61,535
Invesco Tax-Free Cash Reserve Portfolio	8,740	30,074	14,721	53,535

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2018
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,514,192,867	$—	$(10,673)	$(10,673)

*	For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9—Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017(b)
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,098,292,161	$6,099,222,676	8,846,205,589	$8,846,379,006
Private Investment Class	100,828	100,848	73,675,959	73,675,968
Personal Investment Class	—	—	8,382,621	8,382,870
Cash Management Class	23,866,792	23,869,986	352,257,569	352,272,331
Reserve Class	27,958	27,964	3,766,999	3,767,196
Resource Class	—	—	132,559	132,558
Corporate Class	31,435,900	31,441,187	244,330,733	244,348,194

Issued as reinvestment of dividends:
Institutional Class	735,033	735,171	4,398,518	4,398,873
Private Investment Class	27,730	27,735	43,468	43,475
Personal Investment Class	3	4	1,713	1,713
Cash Management Class	34,494	34,500	93,656	93,666
Reserve Class	2,188	2,188	6,617	6,618
Resource Class	6,634	6,635	8,279	8,281
Corporate Class	56,917	56,928	142,251	142,269

Reacquired:
Institutional Class	(3,849,837,505)	(3,850,436,662)	(18,973,148,113)	(18,973,505,169)
Private Investment Class	(699,204)	(699,302)	(308,001,404)	(308,021,469)
Personal Investment Class	—	—	(37,614,403)	(37,615,501)
Cash Management Class	(17,527,274)	(17,529,743)	(595,177,024)	(595,193,585)
Reserve Class	(198,056)	(198,089)	(102,991,361)	(102,991,730)
Resource Class	(272,453)	(272,507)	(6,060,265)	(6,060,357)
Corporate Class	(32,658,671)	(32,662,668)	(404,609,206)	(404,650,350)
Net increase (decrease) in share activity	2,253,393,475	$2,253,726,851	(10,894,155,245)	$(10,894,385,143)

(a)	90% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Effective October 12, 2016, Invesco Liquid Assets Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

37                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017(b)
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	671,033,784	$671,033,402	1,181,673,896	$1,181,705,357
Private Investment Class	106,000	106,004	32,477,987	32,477,991
Personal Investment Class	—	—	118,187,308	118,187,309
Cash Management Class	408,572	408,574	132,025,201	132,025,203
Reserve Class	5	5	12,104,481	12,104,533
Resource Class	—	—	54,163,813	54,163,819
Corporate Class	—	—	23,501	23,503

Issued as reinvestment of dividends:
Institutional Class	1,185,345	1,185,326	1,319,248	1,319,283
Private Investment Class	8,153	8,153	12,756	12,757
Personal Investment Class	1,955	1,955	16,252	16,252
Cash Management Class	4,156	4,156	59,666	59,666
Reserve Class	1,444	1,444	5,653	5,654
Resource Class	937	937	6,994	6,995
Corporate Class	116	116	126	125

Reacquired:
Institutional Class	(679,472,584)	(679,468,854)	(2,366,923,911)	(2,366,971,536)
Private Investment Class	(96,129)	(96,129)	(171,705,890)	(171,706,827)
Personal Investment Class	(27)	(27)	(235,067,018)	(235,067,063)
Cash Management Class	(499,353)	(499,353)	(298,807,504)	(298,807,541)
Reserve Class	(33,226)	(33,226)	(33,083,675)	(33,083,846)
Resource Class	—	—	(70,853,614)	(70,854,517)
Corporate Class	—	—	(12,179)	(12,179)
Net increase (decrease) in share activity	(7,350,852)	$(7,347,517)	(1,644,376,909)	$(1,644,395,062)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 95% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, Invesco STIC Prime Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

38                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	83,870,920,011	$83,870,920,011	104,978,321,526	$104,978,321,526
Private Investment Class	679,734,166	679,734,166	1,389,145,628	1,389,145,628
Personal Investment Class	505,175,240	505,175,240	959,511,379	959,511,379
Cash Management Class	1,643,623,471	1,643,623,471	2,685,419,118	2,685,419,118
Reserve Class	410,729,899	410,729,899	386,663,928	386,663,928
Resource Class	440,940,439	440,940,439	575,122,878	575,122,878
Corporate Class	2,212,293,713	2,212,293,713	9,826,990,863	9,826,990,863

Issued as reinvestment of dividends:
Institutional Class	23,836,828	23,836,828	16,234,515	16,234,515
Private Investment Class	248,510	248,510	249,491	249,491
Personal Investment Class	340,891	340,891	202,723	202,723
Cash Management Class	1,698,617	1,698,617	1,178,232	1,178,232
Reserve Class	651,740	651,740	254,629	254,629
Resource Class	504,629	504,629	346,994	346,994
Corporate Class	1,725,825	1,725,825	2,990,987	2,990,987

Reacquired:
Institutional Class	(82,654,604,529)	(82,654,604,529)	(102,059,111,450)	(102,059,111,450)
Private Investment Class	(624,536,570)	(624,536,570)	(1,374,610,398)	(1,374,610,398)
Personal Investment Class	(495,438,905)	(495,438,905)	(942,300,287)	(942,300,287)
Cash Management Class	(1,655,201,558)	(1,655,201,558)	(2,610,622,476)	(2,610,622,476)
Reserve Class	(379,076,193)	(379,076,193)	(295,319,532)	(295,319,532)
Resource Class	(335,910,915)	(335,910,915)	(581,581,266)	(581,581,266)
Corporate Class	(2,453,248,174)	(2,453,248,174)	(10,395,384,827)	(10,395,384,827)
Net increase in share activity	1,194,407,135	$1,194,407,135	2,563,702,655	$2,563,702,655

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 15% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

39                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	124,484,185,519	$124,484,185,519	208,396,167,421	$208,396,167,421
Private Investment Class	708,079,249	708,079,249	1,423,015,874	1,423,015,874
Personal Investment Class	13,087,606	13,087,606	72,491,907	72,491,907
Cash Management Class	618,043,130	618,043,130	936,923,184	936,923,184
Reserve Class	586,521,963	586,521,963	850,197,770	850,197,770
Resource Class	1,220,430,797	1,220,430,797	2,809,077,121	2,809,077,121
Corporate Class	1,168,124,291	1,168,124,291	4,691,887,919	4,691,887,919

Issued as reinvestment of dividends:
Institutional Class	27,926,219	27,926,219	19,317,518	19,317,518
Private Investment Class	500,392	500,392	318,477	318,477
Personal Investment Class	23,820	23,820	12,576	12,576
Cash Management Class	806,065	806,065	418,891	418,891
Reserve Class	573,192	573,192	513,904	513,904
Resource Class	1,045,321	1,045,321	796,073	796,073
Corporate Class	318,197	318,197	795,308	795,308

Reacquired:
Institutional Class	(127,157,822,215)	(127,157,822,215)	(191,440,339,281)	(191,440,339,281)
Private Investment Class	(825,534,807)	(825,534,807)	(1,253,706,501)	(1,253,706,501)
Personal Investment Class	(25,811,194)	(25,811,194)	(58,882,412)	(58,882,412)
Cash Management Class	(522,418,785)	(522,418,785)	(918,415,179)	(918,415,179)
Reserve Class	(433,502,645)	(433,502,645)	(995,633,438)	(995,633,438)
Resource Class	(1,328,997,791)	(1,328,997,791)	(2,563,414,351)	(2,563,414,351)
Corporate Class	(1,298,986,595)	(1,298,986,595)	(4,684,680,908)	(4,684,680,908)
Net increase (decrease) in share activity	(2,763,408,271)	$(2,763,408,271)	17,286,861,873	$17,286,861,873

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 16% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

40                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	569,994,076	$569,994,076	1,882,109,152	$1,882,109,152
Private Investment Class	154,318	154,318	10,041,615	10,041,615
Personal Investment Class	1,263,767	1,263,767	2,009,181	2,009,181
Cash Management Class	1,610,000	1,610,000	7,657	7,657
Reserve Class	42,740,773	42,740,773	140,006,781	140,006,781
Resource Class	422	422	94,706	94,706
Corporate Class	—	—	659,929	659,929

Issued as reinvestment of dividends:
Institutional Class	138,972	138,972	116,704	116,704
Private Investment Class	8,812	8,812	4,830	4,830
Personal Investment Class	3	3	6,763	6,763
Cash Management Class	7,229	7,229	89,662	89,662
Reserve Class	90,443	90,443	—	—
Corporate Class	47	47	299	299

Reacquired:
Institutional Class	(547,863,781)	(547,863,781)	(696,952,097)	(696,952,097)
Private Investment Class	(2,127,918)	(2,127,918)	(12,983,443)	(12,983,443)
Personal Investment Class	(1,241,382)	(1,241,382)	(4,568,738)	(4,568,738)
Cash Management Class	(1,616,893)	(1,616,893)	(29,783,528)	(29,783,528)
Reserve Class	(36,529,981)	(36,529,981)	(141,104,206)	(141,104,206)
Resource Class	—	—	(194,183)	(194,183)
Corporate Class	—	—	(3,593,972)	(3,593,972)
Net increase in share activity	26,628,907	$26,628,907	1,145,967,112	$1,145,967,112

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
In addition, 86% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

41                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	59,262,860	$59,262,860	216,245,353	$216,245,353
Private Investment Class	45,477,298	45,477,298	49,632,970	49,632,970
Personal Investment Class	10,391	10,391	2,005,100	2,005,100
Cash Management Class	3,192,742	3,192,742	45,537,104	45,537,104
Reserve Class	37,083,918	37,083,918	111,932,405	111,932,405
Resource Class	4,550,024	4,550,024	4,058,371	4,058,371
Corporate Class	10,000	10,000	32,101	32,101

Issued as reinvestment of dividends:
Institutional Class	221,438	221,438	221,692	221,692
Private Investment Class	83,737	83,737	68,844	68,844
Personal Investment Class	2,768	2,768	5,772	5,772
Cash Management Class	79,721	79,721	134,904	134,904
Reserve Class	27,866	27,866	64,807	64,807
Resource Class	22,290	22,290	11,483	11,483
Corporate Class	4	4	97	97

Reacquired:
Institutional Class	(57,432,911)	(57,432,911)	(556,421,594)	(556,421,594)
Private Investment Class	(35,583,834)	(35,583,834)	(46,820,158)	(46,820,158)
Personal Investment Class	(2,008,928)	(2,008,928)	(2,401,810)	(2,401,810)
Cash Management Class	(6,763,959)	(6,763,959)	(48,728,563)	(48,728,563)
Reserve Class	(33,388,435)	(33,388,435)	(119,874,485)	(119,874,485)
Resource Class	(1,944,302)	(1,944,302)	(482,221)	(482,221)
Corporate Class	—	—	(64,261)	(64,261)
Net increase (decrease) in share activity	12,902,688	$12,902,688	(344,842,089)	$(344,842,089)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 91% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

42                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Resource Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/18	$1.0002	$0.0060	$(0.0007)	$0.0053	$(0.0054)	$—	$(0.0054)	$1.0001	0.53%	$1,061	0.38	%(c)	0.44	%(c)	1.21	%(c)
Year ended 08/31/17	1.00	0.0031	0.0036	0.0067	(0.0060)	(0.0005)	(0.0065)	1.0002	0.64	1,327	0.38		0.46		0.31
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.15	7,248	0.32		0.38		0.17
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	72,686	0.21		0.37		0.01
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	135,553	0.19		0.37		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	68,809	0.25		0.37		0.01
Invesco STIC Prime Portfolio
Six months ended 02/28/18	1.0000	0.0054	(0.0000)	0.0054	(0.0054)	—	(0.0054)	1.0000	0.54	184	0.34	(c)	0.45	(c)	1.08	(c)
Year ended 08/31/17	1.00	0.0046	0.0008	0.0054	(0.0054)	—	(0.0054)	1.0000	0.54	184	0.34		0.43		0.46
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	16,866	0.25		0.40		0.15
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	19,710	0.07		0.39		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	32,039	0.06		0.39		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	27,011	0.12		0.39		0.07
Invesco Treasury Portfolio
Six months ended 02/28/18	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.44	582,365	0.34	(c)	0.36	(c)	0.90	(c)
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.36	476,818	0.33		0.36		0.37
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	482,931	0.24		0.37		0.07
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	324,480	0.06		0.37		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	373,928	0.04		0.37		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	328,396	0.09		0.38		0.02
Invesco Government & Agency Portfolio
Six months ended 02/28/18	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.45	234,625	0.31	(c)	0.31	(c)	0.90	(c)
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.40	342,143	0.31		0.31		0.42
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.10	95,689	0.23		0.34		0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	97,907	0.08		0.33		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	104,579	0.06		0.33		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	144,337	0.11		0.34		0.02
Invesco Treasury Obligations Portfolio
Six months ended 02/28/18	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.43	95	0.34	(c)	0.37	(c)	0.87	(c)
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.32	94	0.30		0.38		0.36
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	194	0.16		0.56		0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	2,372	0.00		0.53		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	3,708	0.02		0.49		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	5,191	0.06		0.40		0.03
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/18	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.34	8,628	0.36	(c)	0.54	(c)	0.69	(c)
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.42	5,999	0.35		0.53		0.41
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	2,411	0.14		0.51		0.08
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	4,526	0.03		0.51		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	5,516	0.04		0.50		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	8,295	0.10		0.50		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,246, $184, $493,774, $313,574, $94 and $7,333 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

43                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Resource Class	Beginning Account Value (09/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/18)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
Invesco Liquid Assets Portfolio	$1,000.00	$1,005.30	$1.89	$1,022.91	$1.91	0.38%
Invesco STIC Prime Portfolio	1,000.00	1,005.40	1.69	1,023.11	1.71	0.34
Invesco Treasury Portfolio	1,000.00	1,004.40	1.69	1,023.11	1.71	0.34
Invesco Government & Agency Portfolio	1,000.00	1,004.50	1.54	1,023.26	1.56	0.31
Invesco Treasury Obligations Portfolio	1,000.00	1,004.30	1.69	1,023.11	1.71	0.34
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,003.40	1.79	1,023.01	1.81	0.36

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2017, through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

44                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-4	04262018	0811

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of February 14, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 14, 2018, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Short-Term Investments Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 7, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 7, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	May 7, 2018

EXHIBIT INDEX

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.